FINANCIAL STATEMENTS

Variable Annuity Account A

Year Ended December 31, 2022

With Report of Independent Registered Public Accounting Firm

Variable Annuity Account A

Financial Statements

Year Ended December 31, 2022

Report of Independent Registered Public Accounting Firm

To the Board of Directors of First Security Benefit Life Insurance and Annuity Company of New York and Contract Owners of Variable Annuity Account A

Opinion on the Financial Statements

We have audited the accompanying statements of net assets of each of the subaccounts listed in the Appendix that comprise Variable Annuity Account A (the Separate Account), as of December 31, 2022, and the related statements of operations and changes in net assets for each of the periods indicated in the Appendix, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2022, the results of its operations and changes in its net assets for each of the periods indicated in the Appendix, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2022, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ Ernst & Young LLP

We have served as the Separate Account’s auditor since 1996.

Kansas City, Missouri

April 26, 2023

Appendix

Subaccounts listed that comprising Variable Annuity Account A

Subaccounts	Statements of operations and changes in net assets

AB VPS Growth and Income	For each of the two years in the period ended December 31, 2022

AB VPS Small/Mid Cap Value	For each of the two years in the period ended December 31, 2022

AFIS Capital World Growth and Income	For each of the two years in the period ended December 31, 2022

AFIS U.S. Government Securities	For each of the two years in the period ended December 31, 2022

AFIS Washington Mutual Investors	For each of the two years in the period ended December 31, 2022

Alger Capital Appreciation	For each of the two years in the period ended December 31, 2022

Alger Large Cap Growth Class I-2	For the period from June 3, 2022 (commencement of operations) through December 31, 2022

Alger Large Cap Growth Class S	For the period from January 1, 2022 through June 3, 2022 (closing of operations) and the year ended December 31, 2021

Allspring Omega Growth VT	For each of the two years in the period ended December 31, 2022

Allspring Opportunity VT	For each of the two years in the period ended December 31, 2022

ALPS/Alerian Energy Infrastructure	For each of the two years in the period ended December 31, 2022

American Century VP Disciplined Core Value	For each of the two years in the period ended December 31, 2022

American Century VP Inflation Protection	For each of the two years in the period ended December 31, 2022

American Century VP International	For each of the two years in the period ended December 31, 2022

American Century VP Mid Cap Value	For each of the two years in the period ended December 31, 2022

American Century VP Value	For each of the two years in the period ended December 31, 2022

American Funds IS® Asset Allocation	For each of the two years in the period ended December 31, 2022

American Funds IS® Capital World Bond	For each of the two years in the period ended December 31, 2022

American Funds IS® Global Growth	For each of the two years in the period ended December 31, 2022

American Funds IS® Global Small Capitalization	For each of the two years in the period ended December 31, 2022

Subaccounts	Statements of operations and changes in net assets

American Funds IS® Growth	For each of the two years in the period ended December 31, 2022

American Funds IS® Growth-Income	For each of the two years in the period ended December 31, 2022

American Funds IS® International	For each of the two years in the period ended December 31, 2022

American Funds IS® International Growth and Income	For each of the two years in the period ended December 31, 2022

American Funds IS® New World	For each of the two years in the period ended December 31, 2022

BlackRock Advantage Large Cap Core V.I.	For each of the two years in the period ended December 31, 2022

BlackRock Basic Value V.I.	For each of the two years in the period ended December 31, 2022

BlackRock Equity Dividend V.I.	For each of the two years in the period ended December 31, 2022

BlackRock Global Allocation V.I.	For each of the two years in the period ended December 31, 2022

BlackRock High Yield V.I.	For each of the two years in the period ended December 31, 2022

BlackRock Large Cap Focus Growth V.I.	For each of the two years in the period ended December 31, 2022

BNY Mellon IP Small Cap Stock Index	For each of the two years in the period ended December 31, 2022

BNY Mellon IP Technology Growth	For each of the two years in the period ended December 31, 2022

BNY Mellon VIF Appreciation	For each of the two years in the period ended December 31, 2022

Delaware Ivy VIP Asset Strategy	For each of the two years in the period ended December 31, 2022

Delaware Ivy VIP Balanced	For each of the two years in the period ended December 31, 2022

Delaware Ivy VIP Energy	For each of the two years in the period ended December 31, 2022

Delaware Ivy VIP Global Growth	For each of the two years in the period ended December 31, 2022

Delaware Ivy VIP Growth	For each of the two years in the period ended December 31, 2022

Delaware Ivy VIP High Income	For each of the two years in the period ended December 31, 2022

Delaware Ivy VIP International Core Equity	For each of the two years in the period ended December 31, 2022

Delaware Ivy VIP Limited-Term Bond	For each of the two years in the period ended December 31, 2022

Subaccounts	Statements of operations and changes in net assets

Delaware Ivy VIP Mid Cap Growth	For each of the two years in the period ended December 31, 2022

Delaware Ivy VIP Natural Resources	For each of the two years in the period ended December 31, 2022

Delaware Ivy VIP Science And Technology	For each of the two years in the period ended December 31, 2022

Delaware Ivy VIP Small Cap Growth	For each of the two years in the period ended December 31, 2022

Delaware Ivy VIP Smid Cap Core	For each of the two years in the period ended December 31, 2022

Delaware VIP Global Value Equity	For each of the two years in the period ended December 31, 2022

Dimensional VA Global Bond Portfolio	For each of the two years in the period ended December 31, 2022

Dimensional VA International Small Portfolio	For each of the two years in the period ended December 31, 2022

Dimensional VA International Value Portfolio	For each of the two years in the period ended December 31, 2022

Dimensional VA Short-Term Fixed Portfolio	For each of the two years in the period ended December 31, 2022

Dimensional VA U.S. Large Value Portfolio	For each of the two years in the period ended December 31, 2022

Dimensional VA U.S. Targeted Value Portfolio	For each of the two years in the period ended December 31, 2022

Donoghue Forlines Dividend VIT Fund	For the year ended December 31, 2022 and the period from December 17, 2021 (commencement of operations) through December 31, 2021

DWS Core Equity VIP	For each of the two years in the period ended December 31, 2022

DWS Global Small Cap VIP	For each of the two years in the period ended December 31, 2022

DWS Small Mid Cap Value VIP	For each of the two years in the period ended December 31, 2022

Eaton Vance VT Floating-Rate Income	For each of the two years in the period ended December 31, 2022

Federated Hermes Fund for U.S. Government Securities II	For each of the two years in the period ended December 31, 2022

Federated Hermes High Income Bond II	For each of the two years in the period ended December 31, 2022

Fidelity® VIP Balanced	For each of the two years in the period ended December 31, 2022

Fidelity® VIP Contrafund	For each of the two years in the period ended December 31, 2022

Fidelity® VIP Disciplined Small Cap	For each of the two years in the period ended December 31, 2022

Subaccounts	Statements of operations and changes in net assets

Fidelity® VIP Emerging Markets	For each of the two years in the period ended December 31, 2022

Fidelity® VIP Growth & Income	For each of the two years in the period ended December 31, 2022

Fidelity® VIP Growth Opportunities	For each of the two years in the period ended December 31, 2022

Fidelity® VIP High Income	For each of the two years in the period ended December 31, 2022

Fidelity® VIP Index 500	For each of the two years in the period ended December 31, 2022

Fidelity® VIP Investment Grade Bond	For each of the two years in the period ended December 31, 2022

Fidelity® VIP Mid Cap	For each of the two years in the period ended December 31, 2022

Fidelity® VIP Overseas	For each of the two years in the period ended December 31, 2022

Fidelity® VIP Real Estate	For each of the two years in the period ended December 31, 2022

Fidelity® VIP Strategic Income	For each of the two years in the period ended December 31, 2022

Franklin DynaTech VIP	For each of the two years in the period ended December 31, 2022

Franklin Growth and Income VIP Fund	For each of the two years in the period ended December 31, 2022

Franklin Income VIP Fund	For each of the two years in the period ended December 31, 2022

Franklin Large Cap Growth VIP Fund	For each of the two years in the period ended December 31, 2022

Franklin Mutual Global Discovery VIP Fund	For each of the two years in the period ended December 31, 2022

Franklin Mutual Shares VIP Fund	For each of the two years in the period ended December 31, 2022

Franklin Rising Dividends VIP Fund	For each of the two years in the period ended December 31, 2022

Franklin Small Cap Value VIP Fund	For each of the two years in the period ended December 31, 2022

Franklin Small-Mid Cap Growth VIP Fund	For each of the two years in the period ended December 31, 2022

Franklin Strategic Income VIP Fund	For each of the two years in the period ended December 31, 2022

Franklin U.S. Government Securities VIP Fund	For each of the two years in the period ended December 31, 2022

Goldman Sachs VIT International Equity Insights	For each of the two years in the period ended December 31, 2022

Subaccounts	Statements of operations and changes in net assets

Goldman Sachs VIT Mid Cap Growth Fund	For each of the two years in the period ended December 31, 2022

Goldman Sachs VIT Mid Cap Value	For each of the two years in the period ended December 31, 2022

Guggenheim VIF All Cap Value	For each of the two years in the period ended December 31, 2022

Guggenheim VIF Floating Rate Strategies	For each of the two years in the period ended December 31, 2022

Guggenheim VIF Global Managed Futures Strategy	For each of the two years in the period ended December 31, 2022

Guggenheim VIF High Yield	For each of the two years in the period ended December 31, 2022

Guggenheim VIF Large Cap Value	For each of the two years in the period ended December 31, 2022

Guggenheim VIF Long Short Equity	For each of the two years in the period ended December 31, 2022

Guggenheim VIF Multi-Hedge Strategies	For each of the two years in the period ended December 31, 2022

Guggenheim VIF Small Cap Value	For each of the two years in the period ended December 31, 2022

Guggenheim VIF SMid Cap Value	For each of the two years in the period ended December 31, 2022

Guggenheim VIF StylePlus Large Core	For each of the two years in the period ended December 31, 2022

Guggenheim VIF StylePlus Large Growth	For each of the two years in the period ended December 31, 2022

Guggenheim VIF StylePlus Mid Growth	For each of the two years in the period ended December 31, 2022

Guggenheim VIF StylePlus Small Growth	For each of the two years in the period ended December 31, 2022

Guggenheim VIF Total Return Bond	For each of the two years in the period ended December 31, 2022

Guggenheim VIF World Equity Income	For each of the two years in the period ended December 31, 2022

Invesco Oppenheimer V.I. International Growth Fund	For each of the two years in the period ended December 31, 2022

Invesco V.I. American Franchise Series I	For each of the two years in the period ended December 31, 2022

Invesco V.I. American Value	For each of the two years in the period ended December 31, 2022

Invesco V.I. Balanced-Risk Allocation	For each of the two years in the period ended December 31, 2022

Invesco V.I. Comstock	For each of the two years in the period ended December 31, 2022

Subaccounts	Statements of operations and changes in net assets

Invesco V.I. Core Equity	For each of the two years in the period ended December 31, 2022

Invesco V.I. Discovery Mid Cap Growth	For each of the two years in the period ended December 31, 2022

Invesco V.I. Equally-Weighted S&P 500	For the period from April 29, 2022 (commencement of operations) through December 31, 2022

Invesco V.I. Equity and Income	For each of the two years in the period ended December 31, 2022

Invesco V.I. EVQ International Equity Fund	For each of the two years in the period ended December 31, 2022

Invesco V.I. Global	For each of the two years in the period ended December 31, 2022

Invesco V.I. Global Real Estate	For each of the two years in the period ended December 31, 2022

Invesco V.I. Global Strategic Income	For each of the two years in the period ended December 31, 2022

Invesco V.I. Government Securities	For each of the two years in the period ended December 31, 2022

Invesco V.I. Health Care	For each of the two years in the period ended December 31, 2022

Invesco V.I. Main Street Mid Cap Fund®	For each of the two years in the period ended December 31, 2022

Invesco V.I. Main Street Small Cap Fund®	For each of the two years in the period ended December 31, 2022

Invesco V.I. S&P 500 Index	For the period from January 1, 2022 through June 3, 2022 (closing of operations) and the year ended December 31, 2021

Invesco V.I. Small Cap Equity	For each of the two years in the period ended December 31, 2022

Janus Henderson VIT Enterprise	For each of the two years in the period ended December 31, 2022

Janus Henderson VIT Forty	For each of the two years in the period ended December 31, 2022

Janus Henderson VIT Mid Cap Value	For each of the two years in the period ended December 31, 2022

Janus Henderson VIT Overseas	For each of the two years in the period ended December 31, 2022

Janus Henderson VIT Research	For each of the two years in the period ended December 31, 2022

JPMorgan Insurance Trust Core Bond Portfolio	For each of the two years in the period ended December 31, 2022

JPMorgan Insurance Trust Small Cap Core Portfolio	For each of the two years in the period ended December 31, 2022

JPMorgan Insurance Trust US Equity Portfolio	For each of the two years in the period ended December 31, 2022

Subaccounts	Statements of operations and changes in net assets

Lord Abbett Series Bond-Debenture VC	For each of the two years in the period ended December 31, 2022

Lord Abbett Series Developing Growth VC	For each of the two years in the period ended December 31, 2022

Lord Abbett Series Growth and Income VC	For each of the two years in the period ended December 31, 2022

Lord Abbett Series Growth Opportunities VC	For each of the two years in the period ended December 31, 2022

Lord Abbett Series Total Return VC	For each of the two years in the period ended December 31, 2022

MFS® VIT Emerging Markets Equity	For each of the two years in the period ended December 31, 2022

MFS® VIT Global Tactical Allocation	For each of the two years in the period ended December 31, 2022

MFS® VIT II Research International	For each of the two years in the period ended December 31, 2022

MFS® VIT International Intrinsic Value	For each of the two years in the period ended December 31, 2022

MFS® VIT New Discovery	For each of the two years in the period ended December 31, 2022

MFS® VIT Research	For each of the two years in the period ended December 31, 2022

MFS® VIT Total Return	For each of the two years in the period ended December 31, 2022

MFS® VIT Utilities	For each of the two years in the period ended December 31, 2022

Morgan Stanley VIF Emerging Markets Equity	For each of the two years in the period ended December 31, 2022

Morningstar Aggressive Growth ETF Asset Allocation Portfolio	For each of the two years in the period ended December 31, 2022

Morningstar Balanced ETF Asset Allocation Portfolio	For each of the two years in the period ended December 31, 2022

Morningstar Conservative ETF Asset Allocation Portfolio	For each of the two years in the period ended December 31, 2022

Morningstar Growth ETF Asset Allocation Portfolio	For each of the two years in the period ended December 31, 2022

Morningstar Income and Growth ETF Asset Allocation Portfolio	For each of the two years in the period ended December 31, 2022

Neuberger Berman AMT Sustainable Equity	For each of the two years in the period ended December 31, 2022

PIMCO VIT All Asset	For each of the two years in the period ended December 31, 2022

PIMCO VIT CommodityRealReturn Strategy	For each of the two years in the period ended December 31, 2022

Subaccounts	Statements of operations and changes in net assets

PIMCO VIT Emerging Markets Bond	For each of the two years in the period ended December 31, 2022

PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)	For each of the two years in the period ended December 31, 2022

PIMCO VIT High Yield	For each of the two years in the period ended December 31, 2022

PIMCO VIT International Bond Portfolio (Unhedged)	For each of the two years in the period ended December 31, 2022

PIMCO VIT Low Duration Administrative	For each of the two years in the period ended December 31, 2022

PIMCO VIT Low Duration Advisor	For each of the two years in the period ended December 31, 2022

PIMCO VIT Real Return Administrative	For each of the two years in the period ended December 31, 2022

PIMCO VIT Real Return Advisor	For each of the two years in the period ended December 31, 2022

PIMCO VIT Short-Term	For each of the two years in the period ended December 31, 2022

PIMCO VIT Total Return Administrative	For each of the two years in the period ended December 31, 2022

PIMCO VIT Total Return Advisor	For each of the two years in the period ended December 31, 2022

Pioneer Bond VCT	For each of the two years in the period ended December 31, 2022

Pioneer Equity Income VCT	For each of the two years in the period ended December 31, 2022

Pioneer Real Estate Shares VCT	For each of the two years in the period ended December 31, 2022

Pioneer Strategic Income VCT	For each of the two years in the period ended December 31, 2022

Putnam VT Growth Opportunities	For each of the two years in the period ended December 31, 2022

Putnam VT Income	For each of the two years in the period ended December 31, 2022

Putnam VT Large Cap Value	For each of the two years in the period ended December 31, 2022

Putnam VT Multi-Asset Absolute Return	For each of the two years in the period ended December 31, 2022

Putnam VT Small Cap Growth	For each of the two years in the period ended December 31, 2022

Rydex VIF Banking	For each of the two years in the period ended December 31, 2022

Rydex VIF Basic Materials	For each of the two years in the period ended December 31, 2022

Subaccounts	Statements of operations and changes in net assets

Rydex VIF Biotechnology	For each of the two years in the period ended December 31, 2022

Rydex VIF Commodities Strategy	For each of the two years in the period ended December 31, 2022

Rydex VIF Consumer Products	For each of the two years in the period ended December 31, 2022

Rydex VIF Dow 2x Strategy	For each of the two years in the period ended December 31, 2022

Rydex VIF Electronics	For each of the two years in the period ended December 31, 2022

Rydex VIF Energy	For each of the two years in the period ended December 31, 2022

Rydex VIF Energy Services	For each of the two years in the period ended December 31, 2022

Rydex VIF Europe 1.25x Strategy	For each of the two years in the period ended December 31, 2022

Rydex VIF Financial Services	For each of the two years in the period ended December 31, 2022

Rydex VIF Government Long Bond 1.2x Strategy	For each of the two years in the period ended December 31, 2022

Rydex VIF Health Care	For each of the two years in the period ended December 31, 2022

Rydex VIF Internet	For each of the two years in the period ended December 31, 2022

Rydex VIF Inverse Dow 2x Strategy	For each of the two years in the period ended December 31, 2022

Rydex VIF Inverse Government Long Bond Strategy	For each of the two years in the period ended December 31, 2022

Rydex VIF Inverse Mid-Cap Strategy	For each of the two years in the period ended December 31, 2022

Rydex VIF Inverse NASDAQ-100® Strategy	For each of the two years in the period ended December 31, 2022

Rydex VIF Inverse Russell 2000® Strategy	For each of the two years in the period ended December 31, 2022

Rydex VIF Inverse S&P 500 Strategy	For each of the two years in the period ended December 31, 2022

Rydex VIF Japan 2x Strategy	For each of the two years in the period ended December 31, 2022

Rydex VIF Leisure	For each of the two years in the period ended December 31, 2022

Rydex VIF Mid-Cap 1.5x Strategy	For each of the two years in the period ended December 31, 2022

Rydex VIF Money Market	For each of the two years in the period ended December 31, 2022

Subaccounts	Statements of operations and changes in net assets

Rydex VIF NASDAQ-100®	For each of the two years in the period ended December 31, 2022

Rydex VIF NASDAQ-100® 2x Strategy	For each of the two years in the period ended December 31, 2022

Rydex VIF Nova	For each of the two years in the period ended December 31, 2022

Rydex VIF Precious Metals	For each of the two years in the period ended December 31, 2022

Rydex VIF Real Estate	For each of the two years in the period ended December 31, 2022

Rydex VIF Retailing	For each of the two years in the period ended December 31, 2022

Rydex VIF Russell 2000® 1.5x Strategy	For each of the two years in the period ended December 31, 2022

Rydex VIF Russell 2000® 2x Strategy	For each of the two years in the period ended December 31, 2022

Rydex VIF S&P 500 2x Strategy	For each of the two years in the period ended December 31, 2022

Rydex VIF S&P 500 Pure Growth	For each of the two years in the period ended December 31, 2022

Rydex VIF S&P 500 Pure Value	For each of the two years in the period ended December 31, 2022

Rydex VIF S&P MidCap 400 Pure Growth	For each of the two years in the period ended December 31, 2022

Rydex VIF S&P MidCap 400 Pure Value	For each of the two years in the period ended December 31, 2022

Rydex VIF S&P SmallCap 600 Pure Growth	For each of the two years in the period ended December 31, 2022

Rydex VIF S&P SmallCap 600 Pure Value	For each of the two years in the period ended December 31, 2022

Rydex VIF Strengthening Dollar 2x Strategy	For each of the two years in the period ended December 31, 2022

Rydex VIF Technology	For each of the two years in the period ended December 31, 2022

Rydex VIF Transportation	For each of the two years in the period ended December 31, 2022

Rydex VIF Utilities	For each of the two years in the period ended December 31, 2022

Rydex VIF Weakening Dollar 2x Strategy	For each of the two years in the period ended December 31, 2022

T. Rowe Price Blue Chip Growth	For each of the two years in the period ended December 31, 2022

T. Rowe Price Equity Income	For each of the two years in the period ended December 31, 2022

Subaccounts	Statements of operations and changes in net assets

T. Rowe Price Health Sciences	For each of the two years in the period ended December 31, 2022

T. Rowe Price Limited-Term Bond	For each of the two years in the period ended December 31, 2022

Templeton Developing Markets VIP Fund	For each of the two years in the period ended December 31, 2022

Templeton Foreign VIP Fund	For each of the two years in the period ended December 31, 2022

Templeton Global Bond VIP Fund	For each of the two years in the period ended December 31, 2022

VanEck VIP Global Gold	For each of the two years in the period ended December 31, 2022

VanEck VIP Global Resources	For each of the two years in the period ended December 31, 2022

Vanguard® VIF Balanced	For each of the two years in the period ended December 31, 2022

Vanguard® VIF Capital Growth	For each of the two years in the period ended December 31, 2022

Vanguard® VIF Conservative Allocation	For each of the two years in the period ended December 31, 2022

Vanguard® VIF Diversified Value	For each of the two years in the period ended December 31, 2022

Vanguard® VIF Equity Income	For each of the two years in the period ended December 31, 2022

Vanguard® VIF Equity Index	For each of the two years in the period ended December 31, 2022

Vanguard® VIF Global Bond Index	For each of the two years in the period ended December 31, 2022

Vanguard® VIF Growth	For each of the two years in the period ended December 31, 2022

Vanguard® VIF High Yield Bond	For each of the two years in the period ended December 31, 2022

Vanguard® VIF International	For each of the two years in the period ended December 31, 2022

Vanguard® VIF Mid-Cap Index	For each of the two years in the period ended December 31, 2022

Vanguard® VIF Moderate Allocation	For each of the two years in the period ended December 31, 2022

Vanguard® VIF Real Estate Index	For each of the two years in the period ended December 31, 2022

Vanguard® VIF Short Term Investment Grade	For each of the two years in the period ended December 31, 2022

Vanguard® VIF Small Company Growth	For each of the two years in the period ended December 31, 2022

Subaccounts	Statements of operations and changes in net assets

Vanguard® VIF Total Bond Market Index	For each of the two years in the period ended December 31, 2022

Vanguard® VIF Total International Stock Market Index	For each of the two years in the period ended December 31, 2022

Vanguard® VIF Total Stock Market Index	For each of the two years in the period ended December 31, 2022

Virtus Duff & Phelps Real Estate Securities Series	For each of the two years in the period ended December 31, 2022

Virtus KAR Small-Cap Growth Series	For each of the two years in the period ended December 31, 2022

Virtus Newfleet Multi-Sector Intermediate Bond Series	For each of the two years in the period ended December 31, 2022

Virtus SGA International Growth Series	For each of the two years in the period ended December 31, 2022

Voya MidCap Opportunities Portfolio	For each of the two years in the period ended December 31, 2022

VY CBRE Global Real Estate Portfolio	For each of the two years in the period ended December 31, 2022

VY CBRE Real Estate Portfolio	For each of the two years in the period ended December 31, 2022

Variable Annuity Account A

Statements of Net Assets

December 31, 2022

Subaccount	Number of Shares	Cost	Assets at Market Value	Investment Income Receivable	Net Assets	Units Outstanding	Range of Unit Values
AB VPS Growth and Income	1,122	$33,436	$31,823	$—	$31,823	2,057	$15.48	$15.48
AB VPS Small/Mid Cap Value	201	3,786	3,296	—	3,296	212	15.64	15.64
AFIS Capital World Growth and Income	15,157	218,481	172,026	—	172,026	14,570	11.18	12.23
AFIS U.S. Government Securities	71,145	868,368	701,493	—	701,493	95,832	7.32	7.32
AFIS Washington Mutual Investors	66,993	893,066	826,694	—	826,694	57,468	14.07	15.40
Alger Capital Appreciation (c)	13,986	1,073,957	680,978	—	680,978	35,680	16.95	21.89
Alger Large Cap Growth Class I-2 (b)	499	28,758	23,498	—	23,498	2,802	8.35	8.40
Alger Large Cap Growth Class S (b)	—	—	—	—	—	—	20.61	32.75
Allspring Omega Growth VT	3,476	100,634	69,076	—	69,076	4,415	15.65	15.65
Allspring Opportunity VT	5,340	127,386	119,192	—	119,192	6,005	19.82	19.82
ALPS/Alerian Energy Infrastructure	18,642	184,879	184,557	—	184,557	21,462	8.09	8.97
American Century VP Disciplined Core Value	25,248	234,079	181,278	—	181,278	10,273	14.42	19.87
American Century VP Inflation Protection	4,945	52,442	46,335	—	46,335	6,011	7.71	7.71
American Century VP International	4,931	56,060	46,892	—	46,892	4,892	9.58	9.58
American Century VP Mid Cap Value (c)	2,863	54,513	60,615	—	60,615	3,203	15.23	20.51
American Century VP Value	4,437	47,375	55,287	—	55,287	3,268	14.50	19.76
American Funds IS® Asset Allocation	27,206	674,416	591,459	—	591,459	49,949	11.62	12.71
American Funds IS® Capital World Bond	10,061	117,445	93,865	—	93,865	13,896	6.25	6.84
American Funds IS® Global Growth	10,244	319,104	302,307	—	302,307	21,544	13.80	15.10
American Funds IS® Global Small Capitalization	5,259	145,213	80,362	—	80,362	8,025	10.01	10.01
American Funds IS® Growth	7,064	638,484	520,158	—	520,158	27,983	18.45	20.19
American Funds IS® Growth-Income	6,495	311,287	316,440	—	316,440	21,241	14.63	16.01
American Funds IS® International	2,940	60,670	44,068	—	44,068	5,319	7.98	8.73
American Funds IS® International Growth and Income	12,272	164,023	105,047	—	105,047	12,736	7.71	8.43
American Funds IS® New World	5,315	132,236	116,090	—	116,090	12,457	9.14	10.00
BlackRock Advantage Large Cap Core V.I.	10,610	269,664	187,692	—	187,692	9,249	16.67	20.93
BlackRock Basic Value V.I.	10,191	140,665	118,317	—	118,317	9,262	12.78	12.78
BlackRock Equity Dividend V.I.	22,721	245,151	229,938	—	229,938	15,630	14.70	14.70
BlackRock Global Allocation V.I.	10,940	155,681	129,853	—	129,853	12,907	9.75	10.92
BlackRock High Yield V.I.	80,493	582,402	519,178	2,682	521,860	53,336	9.27	10.26
BlackRock Large Cap Focus Growth V.I.	6,293	102,535	77,084	—	77,084	4,371	17.58	17.58
BNY Mellon IP Small Cap Stock Index	5,504	95,663	95,005	—	95,005	5,845	14.04	17.63
BNY Mellon IP Technology Growth	8,147	186,444	128,968	—	128,968	7,723	16.61	18.98
BNY Mellon VIF Appreciation	265	12,435	8,300	—	8,300	503	16.51	16.51
Delaware Ivy VIP Asset Strategy	4,931	50,359	38,706	—	38,706	3,551	10.90	10.90
Delaware Ivy VIP Balanced	10,493	73,114	49,212	—	49,212	4,029	11.50	14.43
Delaware Ivy VIP Energy	6,785	28,442	34,401	—	34,401	6,525	5.24	5.41
Delaware Ivy VIP Global Growth	36,876	182,445	122,796	—	122,796	9,182	12.92	14.62
Delaware Ivy VIP Growth	2,012	18,790	16,032	—	16,032	594	26.93	26.93
Delaware Ivy VIP High Income	18,762	65,897	52,910	—	52,910	5,206	8.88	11.37
Delaware Ivy VIP International Core Equity	2,549	43,292	36,169	—	36,169	3,754	9.63	9.63

(b)	Merger. See Note 1.
(c)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Net Assets (continued)

December 31, 2022

Subaccount	Number of Shares	Cost	Assets at Market Value	Investment Income Receivable	Net Assets	Units Outstanding	Range of Unit Values
Delaware Ivy VIP Limited-Term Bond	56,887	$271,910	$260,544	$—	$260,544	33,463	$7.78	$7.78
Delaware Ivy VIP Mid Cap Growth	12,288	148,984	116,369	—	116,369	6,271	16.61	20.38
Delaware Ivy VIP Natural Resources	824	3,318	3,931	—	3,931	653	6.00	6.00
Delaware Ivy VIP Science And Technology	3,362	90,447	58,665	—	58,665	2,702	16.25	22.92
Delaware Ivy VIP Small Cap Growth	8,124	70,446	49,068	—	49,068	3,921	12.49	12.49
Delaware Ivy VIP Smid Cap Core	2,239	31,398	24,939	—	24,939	1,609	13.04	15.84
Delaware VIP Global Value Equity (a)	2,178	13,520	9,604	—	9,604	849	11.32	11.32
Dimensional VA Global Bond Portfolio	897	9,444	8,629	—	8,629	1,258	6.86	7.54
Dimensional VA International Small Portfolio	6,860	80,913	73,743	—	73,743	6,620	10.39	11.89
Dimensional VA International Value Portfolio	26,255	336,187	321,359	—	321,359	32,653	9.20	10.26
Dimensional VA Short-Term Fixed Portfolio	522	5,240	5,184	—	5,184	705	7.37	7.37
Dimensional VA U.S. Large Value Portfolio	34,808	862,559	1,059,205	—	1,059,205	62,077	14.09	17.76
Dimensional VA U.S. Targeted Value Portfolio	9,577	219,868	196,704	—	196,704	13,762	14.30	18.43
Donoghue Forlines Dividend VIT Fund	714	10,882	10,560	—	10,560	1,187	8.89	8.89
DWS Core Equity VIP	8,135	95,814	85,094	—	85,094	4,915	17.31	17.31
DWS Global Small Cap VIP	7,278	85,161	58,877	—	58,877	6,851	8.59	8.59
DWS Small Mid Cap Value VIP	1,646	23,909	20,940	—	20,940	1,653	12.67	12.67
Eaton Vance VT Floating-Rate Income	23,121	207,513	195,138	—	195,138	21,338	9.14	9.14
Federated Hermes Fund for U.S. Government Securities II	25,528	269,889	234,858	—	234,858	34,749	6.64	7.89
Federated Hermes High Income Bond II	60,248	368,748	319,916	—	319,916	30,190	8.86	12.74
Fidelity® VIP Balanced	28,597	520,541	535,912	—	535,912	38,757	13.64	16.08
Fidelity® VIP Contrafund	35,819	1,378,637	1,308,832	—	1,308,832	73,484	16.14	19.70
Fidelity® VIP Disciplined Small Cap	2,804	45,761	38,271	—	38,271	2,593	12.37	16.53
Fidelity® VIP Emerging Markets	17,068	187,077	168,291	—	168,291	15,887	10.32	10.75
Fidelity® VIP Growth & Income	22,319	447,339	519,134	—	519,134	26,051	15.81	22.25
Fidelity® VIP Growth Opportunities	35,823	1,692,015	1,429,680	—	1,429,680	58,455	21.33	26.88
Fidelity® VIP High Income	9,609	46,903	40,454	—	40,454	4,626	8.43	9.24
Fidelity® VIP Index 500	4,338	1,255,640	1,603,744	—	1,603,744	85,754	17.37	20.37
Fidelity® VIP Investment Grade Bond	75,950	981,284	795,192	—	795,192	94,339	7.65	9.26
Fidelity® VIP Mid Cap	7,650	265,647	238,670	—	238,670	14,659	13.98	16.42
Fidelity® VIP Overseas	2,556	51,776	54,802	—	54,802	5,442	10.07	10.07
Fidelity® VIP Real Estate	12,355	232,932	200,398	—	200,398	16,686	9.61	12.70
Fidelity® VIP Strategic Income	18,926	211,412	187,372	—	187,372	22,411	8.31	9.35
Franklin DynaTech VIP	5,817	34,860	17,277	—	17,277	1,058	14.39	16.85
Franklin Growth and Income VIP Fund	47,281	456,761	295,506	—	295,506	17,597	14.98	19.67
Franklin Income VIP Fund	18,479	280,482	272,194	—	272,194	25,691	10.46	12.51
Franklin Large Cap Growth VIP Fund	20,924	459,151	281,847	—	281,847	18,003	15.08	19.17
Franklin Mutual Global Discovery VIP Fund	6,665	130,315	110,707	—	110,707	8,729	10.66	13.39
Franklin Mutual Shares VIP Fund	4,151	80,937	62,925	—	62,925	4,751	10.71	13.73
Franklin Rising Dividends VIP Fund	19,927	550,278	538,620	—	538,620	26,454	17.06	23.29
Franklin Small Cap Value VIP Fund	36,378	540,463	455,822	—	455,822	29,865	13.17	16.98

(a)	Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Net Assets (continued)

December 31, 2022

Subaccount	Number of Shares	Cost	Assets at Market Value	Investment Income Receivable	Net Assets	Units Outstanding	Range of Unit Values
Franklin Small-Mid Cap Growth VIP Fund	40,792	$660,242	$428,726	$—	$428,726	26,007	$16.41	$32.00
Franklin Strategic Income VIP Fund	3,508	35,157	30,627	—	30,627	4,128	7.42	7.42
Franklin U.S. Government Securities VIP Fund	31,367	365,459	319,634	—	319,634	44,982	6.79	7.23
Goldman Sachs VIT International Equity Insights	824	6,539	6,345	—	6,345	666	9.48	9.48
Goldman Sachs VIT Mid Cap Growth Fund (a)	34,486	468,737	299,339	—	299,339	16,079	15.19	19.63
Goldman Sachs VIT Mid Cap Value	10,444	177,208	157,394	—	157,394	11,297	13.75	17.62
Guggenheim VIF All Cap Value	3,370	107,881	112,789	—	112,789	6,597	14.69	27.57
Guggenheim VIF Floating Rate Strategies	6,654	171,880	157,165	—	157,165	18,394	8.48	9.27
Guggenheim VIF Global Managed Futures Strategy	3,821	63,292	67,137	—	67,137	11,986	5.30	7.77
Guggenheim VIF High Yield	1,105	32,845	25,663	—	25,663	2,713	8.94	10.43
Guggenheim VIF Large Cap Value	9,305	367,744	383,721	—	383,721	14,934	25.70	25.70
Guggenheim VIF Long Short Equity	4,862	73,884	73,363	—	73,363	8,730	8.33	8.61
Guggenheim VIF Multi-Hedge Strategies	7,639	182,786	195,023	—	195,023	28,085	6.62	8.07
Guggenheim VIF Small Cap Value	1,460	62,395	61,729	—	61,729	2,496	18.29	32.74
Guggenheim VIF SMid Cap Value	532	39,219	38,136	—	38,136	1,284	28.93	31.89
Guggenheim VIF StylePlus Large Core	—	—	—	—	—	—	20.66	20.66
Guggenheim VIF StylePlus Large Growth	3,055	62,573	42,033	—	42,033	1,991	20.24	23.02
Guggenheim VIF StylePlus Mid Growth	2,702	112,018	99,505	—	99,505	3,185	31.20	31.20
Guggenheim VIF StylePlus Small Growth	—	—	—	—	—	—	13.00	16.63
Guggenheim VIF Total Return Bond	26,209	426,726	366,142	—	366,142	41,970	8.46	9.10
Guggenheim VIF World Equity Income	4,223	51,996	52,233	—	52,233	3,668	14.23	14.23
Invesco Oppenheimer V.I. International Growth Fund	212,267	489,120	377,835	—	377,835	36,103	8.67	10.63
Invesco V.I. American Franchise Series I	1,373	93,282	58,803	—	58,803	4,653	12.63	12.63
Invesco V.I. American Value	725	13,028	11,227	—	11,227	911	12.33	12.33
Invesco V.I. Balanced-Risk Allocation	3,565	36,719	28,416	—	28,416	2,874	9.89	9.89
Invesco V.I. Comstock	13,919	286,757	281,850	—	281,850	19,071	14.78	14.78
Invesco V.I. Core Equity	2,244	71,882	54,764	—	54,764	3,498	15.66	15.66
Invesco V.I. Discovery Mid Cap Growth	205	17,744	9,810	—	9,810	680	14.44	14.44
Invesco V.I. Equally-Weighted S&P 500 (b)	599	16,139	14,701	—	14,701	1,562	9.41	9.41
Invesco V.I. Equity and Income	4,285	77,672	68,688	—	68,688	5,614	12.24	12.24
Invesco V.I. EVQ International Equity Fund (a)	11,384	367,705	323,540	—	323,540	35,869	9.36	9.69
Invesco V.I. Global	3,464	140,061	104,958	—	104,958	7,816	12.03	14.46
Invesco V.I. Global Real Estate	2,464	39,393	31,340	—	31,340	3,237	9.69	9.69
Invesco V.I. Global Strategic Income	26,612	135,322	108,313	—	108,313	15,418	6.94	7.70
Invesco V.I. Government Securities	134	1,588	1,339	—	1,339	208	6.42	6.42
Invesco V.I. Health Care	2,548	68,926	58,957	—	58,957	4,326	13.61	13.61
Invesco V.I. Main Street Mid Cap Fund®	9,557	99,961	78,651	—	78,651	6,258	11.72	14.34
Invesco V.I. Main Street Small Cap Fund®	28,775	704,554	649,173	—	649,173	37,861	14.39	18.37
Invesco V.I. S&P 500 Index (b)	—	—	—	—	—	—	18.56	18.56
Invesco V.I. Small Cap Equity	3,749	63,991	51,097	—	51,097	4,035	11.70	14.62

(a)	Name change. See Note 1.
(b)	Merger. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Net Assets (continued)

December 31, 2022

Subaccount	Number of Shares	Cost	Assets at Market Value	Investment Income Receivable	Net Assets	Units Outstanding	Range of Unit Values
Janus Henderson VIT Enterprise	4,661	$305,116	$292,642	$—	$292,642	14,661	$18.92	$24.67
Janus Henderson VIT Forty	207	8,535	6,313	—	6,313	329	19.18	19.18
Janus Henderson VIT Mid Cap Value	6,228	96,171	97,412	—	97,412	6,559	14.89	14.89
Janus Henderson VIT Overseas	2,171	73,873	79,800	—	79,800	9,559	7.37	9.29
Janus Henderson VIT Research	1,717	63,143	51,807	—	51,807	2,661	16.37	20.82
JPMorgan Insurance Trust Core Bond Portfolio	10,110	110,847	96,347	—	96,347	12,665	7.26	7.78
JPMorgan Insurance Trust Small Cap Core Portfolio	2,680	57,953	47,497	—	47,497	3,714	12.74	12.74
JPMorgan Insurance Trust US Equity Portfolio	262	11,155	8,119	—	8,119	442	18.37	18.37
Lord Abbett Series Bond-Debenture VC	40,336	483,613	411,428	—	411,428	43,396	9.06	10.83
Lord Abbett Series Developing Growth VC	3,792	122,869	83,984	—	83,984	5,458	13.77	18.50
Lord Abbett Series Growth and Income VC	2,622	95,261	85,998	—	85,998	6,313	13.62	13.62
Lord Abbett Series Growth Opportunities VC	4,657	62,197	37,534	—	37,534	2,404	15.61	15.61
Lord Abbett Series Total Return VC	9,081	151,305	126,678	—	126,678	14,747	8.59	8.59
MFS® VIT Emerging Markets Equity	2,553	35,203	28,572	—	28,572	4,180	6.83	6.83
MFS® VIT Global Tactical Allocation	5,413	77,425	68,798	—	68,798	7,937	8.67	8.67
MFS® VIT II Research International	3,683	60,158	54,732	—	54,732	5,857	9.34	9.34
MFS® VIT International Intrinsic Value	6,485	165,647	173,475	—	173,475	15,323	10.80	11.82
MFS® VIT New Discovery	7,012	104,906	61,983	—	61,983	3,959	13.43	16.48
MFS® VIT Research	1,742	49,194	47,375	—	47,375	2,930	16.16	16.16
MFS® VIT Total Return	1,626	37,123	35,690	—	35,690	3,058	11.67	11.67
MFS® VIT Utilities	962	30,201	34,221	—	34,221	2,542	12.93	16.72
Morgan Stanley VIF Emerging Markets Equity	6,864	99,507	81,480	—	81,480	11,000	7.40	7.40
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	2,325	28,016	28,460	—	28,460	2,379	11.96	11.96
Morningstar Balanced ETF Asset Allocation Portfolio	128,093	1,418,927	1,232,258	—	1,232,258	123,318	9.97	11.17
Morningstar Conservative ETF Asset Allocation Portfolio	101,274	1,128,014	964,125	—	964,125	124,542	7.74	7.74
Morningstar Growth ETF Asset Allocation Portfolio	44,382	491,994	455,356	—	455,356	40,937	11.13	11.13
Morningstar Income and Growth ETF Asset Allocation Portfolio	6,397	66,799	58,785	—	58,785	6,664	8.82	8.82
Neuberger Berman AMT Sustainable Equity	9,880	259,644	264,794	—	264,794	20,468	11.19	18.52
PIMCO VIT All Asset	6,549	67,441	57,368	—	57,368	5,869	9.15	10.31
PIMCO VIT CommodityRealReturn Strategy	40,930	345,445	286,922	—	286,922	50,589	5.12	6.33
PIMCO VIT Emerging Markets Bond	16,629	213,138	167,121	—	167,121	19,051	7.76	9.01
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)	2,461	29,272	23,256	—	23,256	3,184	6.87	9.41
PIMCO VIT High Yield	313	2,409	2,116	—	2,116	131	16.22	16.22
PIMCO VIT International Bond Portfolio (Unhedged)	11,364	105,013	83,071	—	83,071	13,218	6.02	6.35
PIMCO VIT Low Duration Administrative	22,908	231,887	217,169	—	217,169	30,982	7.01	7.01
PIMCO VIT Low Duration Advisor	30,511	312,462	289,246	—	289,246	41,371	6.87	7.31
PIMCO VIT Real Return Administrative	27,275	357,967	313,663	—	313,663	35,741	8.77	8.77
PIMCO VIT Real Return Advisor	13,895	179,903	159,795	—	159,795	19,221	7.70	8.60
PIMCO VIT Short-Term	51,677	532,390	521,940	—	521,940	66,909	7.43	8.07
PIMCO VIT Total Return Administrative	66,081	708,528	593,405	—	593,405	70,379	8.39	8.39
PIMCO VIT Total Return Advisor	54,277	579,983	487,406	—	487,406	64,465	7.33	8.15
Pioneer Bond VCT	34,838	378,613	322,248	—	322,248	40,755	7.62	8.21
Pioneer Equity Income VCT	852	19,029	13,169	—	13,169	905	14.54	14.54

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Net Assets (continued)

December 31, 2022

Subaccount	Number of Shares	Cost	Assets at Market Value	Investment Income Receivable	Net Assets	Units Outstanding	Range of Unit Values
Pioneer Real Estate Shares VCT	1,419	$14,919	$9,548	$—	$9,548	989	$9.63	$9.63
Pioneer Strategic Income VCT	9,840	100,014	83,541	—	83,541	10,701	7.81	7.81
Putnam VT Growth Opportunities	27,701	267,890	262,333	—	262,333	12,698	20.28	24.38
Putnam VT Income	15,058	170,197	126,340	—	126,340	15,856	7.97	7.97
Putnam VT Large Cap Value	18,419	442,749	498,611	—	498,611	26,814	16.49	20.17
Putnam VT Multi-Asset Absolute Return	5,546	57,409	51,360	—	51,360	6,879	7.46	7.46
Putnam VT Small Cap Growth	1,713	28,926	24,209	—	24,209	1,864	12.98	12.98
Rydex VIF Banking	672	54,173	63,966	—	63,966	6,985	5.57	10.68
Rydex VIF Basic Materials	1,377	110,609	128,362	—	128,362	8,747	12.54	13.23
Rydex VIF Biotechnology	2,175	198,131	172,626	—	172,626	11,714	13.08	27.73
Rydex VIF Commodities Strategy	902	73,230	91,524	—	91,524	40,651	1.87	4.20
Rydex VIF Consumer Products	903	57,641	64,984	—	64,984	4,538	12.32	19.34
Rydex VIF Dow 2x Strategy (c)	497	71,587	77,669	—	77,669	2,971	25.32	29.91
Rydex VIF Electronics	1,243	101,591	167,840	—	167,840	15,896	10.40	24.18
Rydex VIF Energy	374	75,645	94,038	—	94,038	12,746	5.86	8.36
Rydex VIF Energy Services	78	36,705	24,486	—	24,486	11,703	1.91	2.29
Rydex VIF Europe 1.25x Strategy (c)	—	22	23	—	23	4	5.70	5.70
Rydex VIF Financial Services	532	50,542	44,633	—	44,633	5,506	8.11	8.11
Rydex VIF Government Long Bond 1.2x Strategy (c)	427	14,589	9,528	—	9,528	1,234	7.70	7.70
Rydex VIF Health Care	1,992	132,906	160,120	—	160,120	9,108	16.42	23.12
Rydex VIF Internet	1,727	166,434	99,548	—	99,548	9,917	12.80	17.06
Rydex VIF Inverse Dow 2x Strategy	19	853	900	—	900	11,220	0.08	0.08
Rydex VIF Inverse Government Long Bond Strategy (c)	92	9,004	9,156	—	9,156	5,710	1.40	2.06
Rydex VIF Inverse Mid-Cap Strategy	48	1,744	1,789	—	1,789	2,565	0.70	0.70
Rydex VIF Inverse NASDAQ-100® Strategy	72	1,653	1,843	—	1,843	4,488	0.41	0.41
Rydex VIF Inverse Russell 2000® Strategy (c)	67	2,662	2,356	—	2,356	3,867	0.40	0.71
Rydex VIF Inverse S&P 500 Strategy (c)	505	23,019	18,295	—	18,295	35,169	0.44	0.86
Rydex VIF Japan 2x Strategy (c)	673	55,329	39,069	—	39,069	4,891	7.26	8.00
Rydex VIF Leisure	466	48,051	41,115	—	41,115	3,905	10.47	10.55
Rydex VIF Mid-Cap 1.5x Strategy (c)	369	92,087	64,085	—	64,085	3,691	15.92	20.18
Rydex VIF Money Market	3,856,461	3,856,460	3,856,461	—	3,856,461	681,651	6.21	6.71
Rydex VIF NASDAQ-100®	3,500	190,533	161,966	—	161,966	6,208	21.75	31.10
Rydex VIF NASDAQ-100® 2x Strategy (c)	203	23,170	12,290	—	12,290	355	34.66	34.66
Rydex VIF Nova (c)	258	29,218	30,580	—	30,580	1,563	17.85	21.12
Rydex VIF Precious Metals	3,701	118,267	134,986	—	134,986	15,141	5.09	8.80
Rydex VIF Real Estate	2,019	75,108	70,077	—	70,077	5,768	9.14	13.12
Rydex VIF Retailing	518	61,075	49,851	—	49,851	3,233	12.33	16.96
Rydex VIF Russell 2000® 1.5x Strategy (c)	6	605	328	—	328	21	15.64	15.64
Rydex VIF Russell 2000® 2x Strategy (c)	2	299	204	—	204	24	8.66	8.66
Rydex VIF S&P 500 2x Strategy (c)	605	145,391	142,915	—	142,915	5,496	20.79	26.07
Rydex VIF S&P 500 Pure Growth	3,199	169,145	133,090	—	133,090	7,676	15.15	21.19

(c)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Net Assets (continued)

December 31, 2022

Subaccount	Number of Shares	Cost	Assets at Market Value	Investment Income Receivable	Net Assets	Units Outstanding	Range of Unit Values
Rydex VIF S&P 500 Pure Value	11,097	$494,881	$585,927	$—	$585,927	39,792	$12.85	$14.86
Rydex VIF S&P MidCap 400 Pure Growth	4,649	175,982	133,344	—	133,344	10,976	10.19	16.96
Rydex VIF S&P MidCap 400 Pure Value	4,312	189,721	171,694	—	171,694	10,948	13.25	15.32
Rydex VIF S&P SmallCap 600 Pure Growth	675	34,537	28,079	—	28,079	1,981	10.36	14.00
Rydex VIF S&P SmallCap 600 Pure Value	771	47,923	52,062	—	52,062	4,167	10.17	12.67
Rydex VIF Strengthening Dollar 2x Strategy (c)	672	30,508	30,335	—	30,335	6,537	4.41	5.83
Rydex VIF Technology	19,514	2,870,802	2,383,012	—	2,383,012	163,987	11.91	19.91
Rydex VIF Transportation	363	36,577	25,926	—	25,926	1,901	12.40	14.91
Rydex VIF Utilities	3,194	96,338	110,627	—	110,627	9,602	9.76	15.15
Rydex VIF Weakening Dollar 2x Strategy (c)	3	118	116	—	116	45	2.54	2.54
T. Rowe Price Blue Chip Growth	21,823	883,959	637,897	—	637,897	32,316	16.31	22.19
T. Rowe Price Equity Income	22,054	614,044	592,138	—	592,138	35,440	13.56	17.90
T. Rowe Price Health Sciences	6,352	288,954	333,603	—	333,603	13,069	21.14	36.34
T. Rowe Price Limited-Term Bond	13,105	63,471	59,889	—	59,889	8,392	7.04	7.38
Templeton Developing Markets VIP Fund	32,834	336,097	244,945	—	244,945	17,382	13.65	15.69
Templeton Foreign VIP Fund	42,189	584,184	513,445	—	513,445	54,229	7.56	12.13
Templeton Global Bond VIP Fund	14,134	226,737	176,396	—	176,396	27,002	6.12	6.86
VanEck VIP Global Gold	1,356	14,724	10,290	—	10,290	1,236	8.35	8.35
VanEck VIP Global Resources	3,502	91,040	95,111	—	95,111	17,489	5.33	6.69
Vanguard® VIF Balanced	10,791	240,572	234,385	—	234,385	19,190	11.84	12.96
Vanguard® VIF Capital Growth	783	33,100	30,392	—	30,392	2,016	15.07	15.07
Vanguard® VIF Conservative Allocation	8,188	198,821	186,269	—	186,269	19,643	9.33	10.21
Vanguard® VIF Diversified Value	10,381	165,612	145,444	—	145,444	10,914	13.01	14.24
Vanguard® VIF Equity Income	29,103	657,783	701,678	—	701,678	48,458	14.25	15.60
Vanguard® VIF Equity Index	15,123	736,695	767,320	—	767,320	48,534	14.71	16.10
Vanguard® VIF Global Bond Index	473	10,085	8,429	—	8,429	1,051	8.02	8.02
Vanguard® VIF Growth	9,847	254,082	178,526	—	178,526	13,000	13.73	13.73
Vanguard® VIF High Yield Bond	23,504	181,615	163,352	—	163,352	16,980	9.26	10.14
Vanguard® VIF International	16,333	487,648	367,815	—	367,815	28,047	12.48	13.66
Vanguard® VIF Mid-Cap Index	25,138	560,937	537,453	—	537,453	38,848	12.97	14.20
Vanguard® VIF Moderate Allocation	45,594	1,464,618	1,215,084	—	1,215,084	108,911	10.30	11.27
Vanguard® VIF Real Estate Index	4,478	60,966	51,632	—	51,632	5,056	9.83	10.76
Vanguard® VIF Short Term Investment Grade	37,440	395,365	371,405	—	371,405	45,708	7.83	8.57
Vanguard® VIF Small Company Growth (c)	3,952	83,642	58,415	—	58,415	4,698	12.23	13.39
Vanguard® VIF Total Bond Market Index	102,000	1,203,491	1,052,635	—	1,052,635	134,151	7.46	8.17
Vanguard® VIF Total International Stock Market Index	5,669	114,216	107,993	—	107,993	11,678	9.16	9.67
Vanguard® VIF Total Stock Market Index	11,665	470,064	493,434	—	493,434	33,908	14.22	15.56
Virtus Duff & Phelps Real Estate Securities Series	3,872	84,478	70,006	—	70,006	5,658	11.75	12.55
Virtus KAR Small-Cap Growth Series	11,966	420,880	268,510	—	268,510	11,558	22.79	24.94
Virtus Newfleet Multi-Sector Intermediate Bond Series	1,059	9,916	8,695	—	8,695	1,046	8.29	8.29
Virtus SGA International Growth Series	16,904	232,684	192,874	—	192,874	25,077	7.69	7.69

(c)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Net Assets (continued)

December 31, 2022

Subaccount	Number of Shares	Cost	Assets at Market Value	Investment Income Receivable	Net Assets	Units Outstanding	Range of Unit Values
Voya MidCap Opportunities Portfolio	18,829	$90,363	$49,144	$—	$49,144	3,392	$14.49	$14.49
VY CBRE Global Real Estate Portfolio (a)	2,462	28,849	23,316	—	23,316	2,592	8.62	9.64
VY CBRE Real Estate Portfolio (a)	802	22,318	21,422	—	21,422	1,720	12.45	12.45

(a)	Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets

Years Ended December 31, 2022 and 2021, Except as Noted

	AB VPS Growth and Income	AB VPS Small/Mid Cap Value	AFIS Capital World Growth and Income
Net assets as of December 31, 2020	$26,814	$2,993	$180,688

Investment income (loss):
Dividend distributions	200	22	2,870
Investment Expenses:
Mortality and expense risk and administrative charges	(453)	(10)	(1,357)

Net investment income (loss)	(253)	12	1,513

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	4,374
Realized capital gain (loss) on investments	42	9	240
Change in unrealized appreciation (depreciation)	7,183	1,031	18,562

Net gain (loss) on investments	7,225	1,040	23,176

Net increase (decrease) in net assets from operations	6,972	1,052	24,689

Contract owner transactions:
Variable annuity deposits	—	—	6,146
Terminations, withdrawals and annuity payments	—	(38)	—
Transfers between subaccounts, net	—	—	—
Maintenance charges and mortality adjustments	(5)	(20)	(250)

Increase (decrease) in net assets from contract transactions	(5)	(58)	5,896

Total increase (decrease) in net assets	6,967	994	30,585

Net assets as of December 31, 2021	$33,781	$3,987	$211,273

Investment income (loss):
Dividend distributions	351	29	3,874
Investment Expenses:
Mortality and expense risk and administrative charges	(397)	(8)	(1,137)

Net investment income (loss)	(46)	21	2,737

Increase (decrease) in net assets from operations:
Capital gain distributions	5,203	523	40,310
Realized capital gain (loss) on investments	19	—	(429)
Change in unrealized appreciation (depreciation)	(7,071)	(1,179)	(80,910)

Net gain (loss) on investments	(1,849)	(656)	(41,029)

Net increase (decrease) in net assets from operations	(1,895)	(635)	(38,292)

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	—	(38)	—
Transfers between subaccounts, net	—	—	(645)
Maintenance charges and mortality adjustments	(63)	(18)	(310)

Increase (decrease) in net assets from contract transactions	(63)	(56)	(955)

Total increase (decrease) in net assets	(1,958)	(691)	(39,247)

Net assets as of December 31, 2022	$31,823	$3,296	$172,026

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	AFIS U.S. Government Securities	AFIS Washington Mutual Investors	Alger Capital Appreciation_(c)
Net assets as of December 31, 2020	$812,723	$636,880	$1,032,920

Investment income (loss):
Dividend distributions	8,310	9,657	—
Investment Expenses:
Mortality and expense risk and administrative charges	(11,570)	(8,217)	(9,402)

Net investment income (loss)	(3,260)	1,440	(9,402)

Increase (decrease) in net assets from operations:
Capital gain distributions	69,958	—	253,419
Realized capital gain (loss) on investments	(290)	1,722	24,043
Change in unrealized appreciation (depreciation)	(85,126)	165,751	(86,703)

Net gain (loss) on investments	(15,458)	167,473	190,759

Net increase (decrease) in net assets from operations	(18,718)	168,913	181,357

Contract owner transactions:
Variable annuity deposits	4,072	33,095	6,199
Terminations, withdrawals and annuity payments	(662)	(184)	(39,114)
Transfers between subaccounts, net	—	—	(44,196)
Maintenance charges and mortality adjustments	(101)	(465)	(599)

Increase (decrease) in net assets from contract transactions	3,309	32,446	(77,710)

Total increase (decrease) in net assets	(15,409)	201,359	103,647

Net assets as of December 31, 2021	$797,314	$838,239	$1,136,567

Investment income (loss):
Dividend distributions	26,123	14,629	—
Investment Expenses:
Mortality and expense risk and administrative charges	(9,248)	(8,279)	(6,191)

Net investment income (loss)	16,875	6,350	(6,191)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	191,408	67,929
Realized capital gain (loss) on investments	(1,537)	348	(14,696)
Change in unrealized appreciation (depreciation)	(113,550)	(283,006)	(466,592)

Net gain (loss) on investments	(115,087)	(91,250)	(413,359)

Net increase (decrease) in net assets from operations	(98,212)	(84,900)	(419,550)

Contract owner transactions:
Variable annuity deposits	4,270	75,327	720
Terminations, withdrawals and annuity payments	(694)	(847)	(31,881)
Transfers between subaccounts, net	—	—	(3,678)
Maintenance charges and mortality adjustments	(1,185)	(1,125)	(1,200)

Increase (decrease) in net assets from contract transactions	2,391	73,355	(36,039)

Total increase (decrease) in net assets	(95,821)	(11,545)	(455,589)

Net assets as of December 31, 2022	$701,493	$826,694	$680,978

(c)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	Alger Large Cap Growth Class I-2_(b)	Alger Large Cap Growth Class S_(b)	Allspring Omega Growth VT
Net assets as of December 31, 2020	$—	$163,525	$93,203

Investment income (loss):
Dividend distributions	—	—	—
Investment Expenses:
Mortality and expense risk and administrative charges	—	(427)	(1,642)

Net investment income (loss)	—	(427)	(1,642)
Increase (decrease) in net assets from operations:
Capital gain distributions	—	9,190	12,400
Realized capital gain (loss) on investments	—	37,497	453
Change in unrealized appreciation (depreciation)	—	(33,753)	2,620

Net gain (loss) on investments	—	12,934	15,473

Net increase (decrease) in net assets from operations	—	12,507	13,831

Contract owner transactions:
Variable annuity deposits	—	—	17,331
Terminations, withdrawals and annuity payments	—	(15,591)	—
Transfers between subaccounts, net	—	(121,208)	—
Maintenance charges and mortality adjustments	—	(139)	(20)

Increase (decrease) in net assets from contract transactions	—	(136,938)	17,311

Total increase (decrease) in net assets	—	(124,431)	31,142

Net assets as of December 31, 2021	$—	$39,094	$124,345

Investment income (loss):
Dividend distributions	—	—	—
Investment Expenses:
Mortality and expense risk and administrative charges	(87)	(78)	(1,030)

Net investment income (loss)	(87)	(78)	(1,030)

Increase (decrease) in net assets from operations:
Capital gain distributions	1,315	—	18,221
Realized capital gain (loss) on investments	(16)	(12,430)	(150)
Change in unrealized appreciation (depreciation)	(5,260)	1,353	(62,603)

Net gain (loss) on investments	(3,961)	(11,077)	(44,532)

Net increase (decrease) in net assets from operations	(4,048)	(11,155)	(45,562)

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(125)	(157)	(9,548)
Transfers between subaccounts, net	27,718	(27,741)	—
Maintenance charges and mortality adjustments	(47)	(41)	(159)

Increase (decrease) in net assets from contract transactions	27,546	(27,939)	(9,707)

Total increase (decrease) in net assets	23,498	(39,094)	(55,269)

Net assets as of December 31, 2022	$23,498	$—	$69,076

(b)	Merger. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	Allspring Opportunity VT	ALPS/Alerian Energy Infrastructure	American Century VP Disciplined Core Value
Net assets as of December 31, 2020	$145,933	$98,487	$117,893

Investment income (loss):
Dividend distributions	57	2,715	1,661
Investment Expenses:
Mortality and expense risk and administrative charges	(2,003)	(732)	(1,125)

Net investment income (loss)	(1,946)	1,983	536

Increase (decrease) in net assets from operations:
Capital gain distributions	6,845	—	29,124
Realized capital gain (loss) on investments	10,200	(1,301)	366
Change in unrealized appreciation (depreciation)	14,784	36,722	3,325

Net gain (loss) on investments	31,829	35,421	32,815

Net increase (decrease) in net assets from operations	29,883	37,404	33,351

Contract owner transactions:
Variable annuity deposits	12,767	8,665	—
Terminations, withdrawals and annuity payments	(43,430)	(627)	(974)
Transfers between subaccounts, net	(2,501)	(6,641)	63,133
Maintenance charges and mortality adjustments	(216)	(66)	(448)

Increase (decrease) in net assets from contract transactions	(33,380)	1,331	61,711

Total increase (decrease) in net assets	(3,497)	38,735	95,062

Net assets as of December 31, 2021	$142,436	$137,222	$212,955

Investment income (loss):
Dividend distributions	—	8,067	2,927
Investment Expenses:
Mortality and expense risk and administrative charges	(1,756)	(1,173)	(1,120)

Net investment income (loss)	(1,756)	6,894	1,807

Increase (decrease) in net assets from operations:
Capital gain distributions	26,071	—	46,580
Realized capital gain (loss) on investments	1,275	(89)	(1,313)
Change in unrealized appreciation (depreciation)	(55,068)	16,807	(75,604)

Net gain (loss) on investments	(27,722)	16,718	(30,337)

Net increase (decrease) in net assets from operations	(29,478)	23,612	(28,530)

Contract owner transactions:
Variable annuity deposits	(2,639)	1	—
Terminations, withdrawals and annuity payments	(9,389)	(1,951)	(1,196)
Transfers between subaccounts, net	(1,466)	25,974	(1,351)
Maintenance charges and mortality adjustments	19,728	(301)	(600)

Increase (decrease) in net assets from contract transactions	6,234	23,723	(3,147)

Total increase (decrease) in net assets	(23,244)	47,335	(31,677)

Net assets as of December 31, 2022	$119,192	$184,557	$181,278

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	American Century VP Inflation Protection	American Century VP International	American Century VP Mid Cap Value_(c)
Net assets as of December 31, 2020	$31,500	$59,164	$52,178

Investment income (loss):
Dividend distributions	1,139	9	615
Investment Expenses:
Mortality and expense risk and administrative charges	(92)	(905)	(336)

Net investment income (loss)	1,047	(896)	279

Increase (decrease) in net assets from operations:
Capital gain distributions	—	1,736	—
Realized capital gain (loss) on investments	12	204	205
Change in unrealized appreciation (depreciation)	1,039	3,122	11,142

Net gain (loss) on investments	1,051	5,062	11,347

Net increase (decrease) in net assets from operations	2,098	4,166	11,626

Contract owner transactions:
Variable annuity deposits	21,431	—	—
Terminations, withdrawals and annuity payments	—	—	(780)
Transfers between subaccounts, net	—	—	—
Maintenance charges and mortality adjustments	(44)	(11)	(103)

Increase (decrease) in net assets from contract transactions	21,387	(11)	(883)

Total increase (decrease) in net assets	23,485	4,155	10,743

Net assets as of December 31, 2021	$54,985	$63,319	$62,921

Investment income (loss):
Dividend distributions	2,477	636	1,287
Investment Expenses:
Mortality and expense risk and administrative charges	(123)	(615)	(306)

Net investment income (loss)	2,354	21	981

Increase (decrease) in net assets from operations:
Capital gain distributions	262	7,556	8,103
Realized capital gain (loss) on investments	62	(81)	9
Change in unrealized appreciation (depreciation)	(9,814)	(23,827)	(10,324)

Net gain (loss) on investments	(9,490)	(16,352)	(2,212)

Net increase (decrease) in net assets from operations	(7,136)	(16,331)	(1,231)

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(1,416)	—	(942)
Transfers between subaccounts, net	—	—	—
Maintenance charges and mortality adjustments	(98)	(96)	(133)

Increase (decrease) in net assets from contract transactions	(1,514)	(96)	(1,075)

Total increase (decrease) in net assets	(8,650)	(16,427)	(2,306)

Net assets as of December 31, 2022	$46,335	$46,892	$60,615

(c)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	American Century VP Value	American Funds IS® Asset Allocation	American Funds IS® Capital World Bond
Net assets as of December 31, 2020	$37,878	$841,697	$109,973

Investment income (loss):
Dividend distributions	807	12,310	1,705
Investment Expenses:
Mortality and expense risk and administrative charges	(392)	(12,035)	(367)

Net investment income (loss)	415	275	1,338

Increase (decrease) in net assets from operations:
Capital gain distributions	—	30,234	2,698
Realized capital gain (loss) on investments	110	2,166	8
Change in unrealized appreciation (depreciation)	8,819	78,660	(10,449)

Net gain (loss) on investments	8,929	111,060	(7,743)

Net increase (decrease) in net assets from operations	9,344	111,335	(6,405)

Contract owner transactions:
Variable annuity deposits	8,665	1,000	11,145
Terminations, withdrawals and annuity payments	(206)	(1,538)	—
Transfers between subaccounts, net	—	592,395	—
Maintenance charges and mortality adjustments	(60)	(1,130)	—

Increase (decrease) in net assets from contract transactions	8,399	590,727	11,145

Total increase (decrease) in net assets	17,743	702,062	4,740

Net assets as of December 31, 2021	$55,621	$1,543,759	$114,713

Investment income (loss):
Dividend distributions	1,061	14,235	205
Investment Expenses:
Mortality and expense risk and administrative charges	(390)	(9,919)	(373)

Net investment income (loss)	671	4,316	(168)

Increase (decrease) in net assets from operations:
Capital gain distributions	4,321	88,354	1,611
Realized capital gain (loss) on investments	61	(12,876)	(79)
Change in unrealized appreciation (depreciation)	(5,279)	(247,377)	(22,187)

Net gain (loss) on investments	(897)	(171,899)	(20,655)

Net increase (decrease) in net assets from operations	(226)	(167,583)	(20,823)

Contract owner transactions:
Variable annuity deposits	—	41,714	—
Terminations, withdrawals and annuity payments	—	(270,635)	—
Transfers between subaccounts, net	—	(553,628)	—
Maintenance charges and mortality adjustments	(108)	(2,168)	(25)

Increase (decrease) in net assets from contract transactions	(108)	(784,717)	(25)

Total increase (decrease) in net assets	(334)	(952,300)	(20,848)

Net assets as of December 31, 2022	$55,287	$591,459	$93,865

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	American Funds IS® Global Growth	American Funds IS® Global Small Capitalization	American Funds IS® Growth
Net assets as of December 31, 2020	$346,885	$4,704	$435,691

Investment income (loss):
Dividend distributions	803	—	388
Investment Expenses:
Mortality and expense risk and administrative charges	(4,747)	(1,248)	(8,759)

Net investment income (loss)	(3,944)	(1,248)	(8,371)

Increase (decrease) in net assets from operations:
Capital gain distributions	18,429	2,137	84,609
Realized capital gain (loss) on investments	21,542	70	7,349
Change in unrealized appreciation (depreciation)	16,537	(2,562)	31,138

Net gain (loss) on investments	56,508	(355)	123,096

Net increase (decrease) in net assets from operations	52,564	(1,603)	114,725

Contract owner transactions:
Variable annuity deposits	16,434	28,049	116,500
Terminations, withdrawals and annuity payments	(3,110)	(1,222)	(3,641)
Transfers between subaccounts, net	(492)	88,431	93,815
Maintenance charges and mortality adjustments	(905)	(282)	(1,367)

Increase (decrease) in net assets from contract transactions	11,927	114,976	205,307

Total increase (decrease) in net assets	64,491	113,373	320,032

Net assets as of December 31, 2021	$411,376	$118,077	$755,723

Investment income (loss):
Dividend distributions	1,416	—	613
Investment Expenses:
Mortality and expense risk and administrative charges	(3,401)	(1,103)	(6,901)

Net investment income (loss)	(1,985)	(1,103)	(6,288)

Increase (decrease) in net assets from operations:
Capital gain distributions	36,267	30,027	86,576
Realized capital gain (loss) on investments	154	(1,528)	(531)
Change in unrealized appreciation (depreciation)	(140,090)	(63,358)	(312,873)

Net gain (loss) on investments	(103,669)	(34,859)	(226,828)

Net increase (decrease) in net assets from operations	(105,654)	(35,962)	(233,116)

Contract owner transactions:
Variable annuity deposits	—	360	—
Terminations, withdrawals and annuity payments	(2,470)	(1,718)	(3,908)
Transfers between subaccounts, net	—	—	3,135
Maintenance charges and mortality adjustments	(945)	(395)	(1,676)

Increase (decrease) in net assets from contract transactions	(3,415)	(1,753)	(2,449)

Total increase (decrease) in net assets	(109,069)	(37,715)	(235,565)

Net assets as of December 31, 2022	$302,307	$80,362	$520,158

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	American Funds IS® Growth- Income	American Funds IS® International	American Funds IS® International Growth and Income
Net assets as of December 31, 2020	$377,067	$47,176	$133,655

Investment income (loss):
Dividend distributions	3,055	1,340	3,461
Investment Expenses:
Mortality and expense risk and administrative charges	(4,287)	(459)	(612)

Net investment income (loss)	(1,232)	881	2,849

Increase (decrease) in net assets from operations:
Capital gain distributions	3,148	—	—
Realized capital gain (loss) on investments	28,913	60	1,714
Change in unrealized appreciation (depreciation)	42,959	(2,997)	(248)

Net gain (loss) on investments	75,020	(2,937)	1,466

Net increase (decrease) in net assets from operations	73,788	(2,056)	4,315

Contract owner transactions:
Variable annuity deposits	—	11,315	11,335
Terminations, withdrawals and annuity payments	(105,554)	—	(22,777)
Transfers between subaccounts, net	—	—	—
Maintenance charges and mortality adjustments	(361)	(54)	(14)

Increase (decrease) in net assets from contract transactions	(105,915)	11,261	(11,456)

Total increase (decrease) in net assets	(32,127)	9,205	(7,141)

Net assets as of December 31, 2021	$344,940	$56,381	$126,514

Investment income (loss):
Dividend distributions	3,182	715	2,962
Investment Expenses:
Mortality and expense risk and administrative charges	(3,364)	(391)	(542)

Net investment income (loss)	(182)	324	2,420

Increase (decrease) in net assets from operations:
Capital gain distributions	29,483	6,531	50,451
Realized capital gain (loss) on investments	809	(121)	(776)
Change in unrealized appreciation (depreciation)	(90,610)	(18,956)	(72,312)

Net gain (loss) on investments	(60,318)	(12,546)	(22,637)

Net increase (decrease) in net assets from operations	(60,500)	(12,222)	(20,217)

Contract owner transactions:
Variable annuity deposits	41,714	—	18,735
Terminations, withdrawals and annuity payments	(9,089)	—	(19,639)
Transfers between subaccounts, net	72	—	(315)
Maintenance charges and mortality adjustments	(697)	(91)	(31)

Increase (decrease) in net assets from contract transactions	32,000	(91)	(1,250)

Total increase (decrease) in net assets	(28,500)	(12,313)	(21,467)

Net assets as of December 31, 2022	$316,440	$44,068	$105,047

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	American Funds IS® New World	BlackRock Advantage Large Cap Core V.I.	BlackRock Basic Value V.I.
Net assets as of December 31, 2020	$106,861	$202,324	$24,398

Investment income (loss):
Dividend distributions	874	170	337
Investment Expenses:
Mortality and expense risk and administrative charges	(1,543)	(894)	(422)

Net investment income (loss)	(669)	(724)	(85)

Increase (decrease) in net assets from operations:
Capital gain distributions	3,954	103,197	4,409
Realized capital gain (loss) on investments	350	(1,054)	56
Change in unrealized appreciation (depreciation)	(714)	(45,602)	476

Net gain (loss) on investments	3,590	56,541	4,941

Net increase (decrease) in net assets from operations	2,921	55,817	4,856

Contract owner transactions:
Variable annuity deposits	20,138	—	2,420
Terminations, withdrawals and annuity payments	—	(9,679)	(430)
Transfers between subaccounts, net	9,999	—	—
Maintenance charges and mortality adjustments	(54)	(56)	(5)

Increase (decrease) in net assets from contract transactions	30,083	(9,735)	1,985

Total increase (decrease) in net assets	33,004	46,082	6,841

Net assets as of December 31, 2021	$139,865	$248,406	$31,239

Investment income (loss):
Dividend distributions	1,313	1,414	1,441
Investment Expenses:
Mortality and expense risk and administrative charges	(1,249)	(768)	(1,384)

Net investment income (loss)	64	646	57

Increase (decrease) in net assets from operations:
Capital gain distributions	10,407	3,043	12,214
Realized capital gain (loss) on investments	(127)	(4,966)	(360)
Change in unrealized appreciation (depreciation)	(42,913)	(49,964)	(21,378)

Net gain (loss) on investments	(32,633)	(51,887)	(9,524)

Net increase (decrease) in net assets from operations	(32,569)	(51,241)	(9,467)

Contract owner transactions:
Variable annuity deposits	15,182	—	2,646
Terminations, withdrawals and annuity payments	(6,460)	(9,381)	(2,898)
Transfers between subaccounts, net	289	—	97,315
Maintenance charges and mortality adjustments	(217)	(92)	(518)

Increase (decrease) in net assets from contract transactions	8,794	(9,473)	96,545

Total increase (decrease) in net assets	(23,775)	(60,714)	87,078

Net assets as of December 31, 2022	$116,090	$187,692	$118,317

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	BlackRock Equity Dividend V.I.	BlackRock Global Allocation V.I.	BlackRock High Yield V.I.
Net assets as of December 31, 2020	$205,219	$149,956	$601,932

Investment income (loss):
Dividend distributions	3,021	1,290	25,570
Investment Expenses:
Mortality and expense risk and administrative charges	(3,379)	(1,709)	(4,620)

Net investment income (loss)	(358)	(419)	20,950

Increase (decrease) in net assets from operations:
Capital gain distributions	29,530	26,122	1,698
Realized capital gain (loss) on investments	624	363	1,299
Change in unrealized appreciation (depreciation)	8,308	(18,190)	1,890

Net gain (loss) on investments	38,462	8,295	4,887

Net increase (decrease) in net assets from operations	38,104	7,876	25,837

Contract owner transactions:
Variable annuity deposits	—	—	569
Terminations, withdrawals and annuity payments	—	(510)	(24,010)
Transfers between subaccounts, net	—	—	(2,667)
Maintenance charges and mortality adjustments	(39)	(110)	(1,188)

Increase (decrease) in net assets from contract transactions	(39)	(620)	(27,296)

Total increase (decrease) in net assets	38,065	7,256	(1,459)

Net assets as of December 31, 2021	$243,284	$157,212	$600,473

Investment income (loss):
Dividend distributions	3,355	—	27,529
Investment Expenses:
Mortality and expense risk and administrative charges	(2,923)	(1,308)	(3,838)

Net investment income (loss)	432	(1,308)	23,691

Increase (decrease) in net assets from operations:
Capital gain distributions	26,932	2,107	—
Realized capital gain (loss) on investments	184	(299)	(1,663)
Change in unrealized appreciation (depreciation)	(40,430)	(26,980)	(89,544)

Net gain (loss) on investments	(13,314)	(25,172)	(91,207)

Net increase (decrease) in net assets from operations	(12,882)	(26,480)	(67,516)

Contract owner transactions:
Variable annuity deposits	—	—	2,903
Terminations, withdrawals and annuity payments	—	(609)	(16,675)
Transfers between subaccounts, net	—	—	3,922
Maintenance charges and mortality adjustments	(464)	(270)	(1,247)

Increase (decrease) in net assets from contract transactions	(464)	(879)	(11,097)

Total increase (decrease) in net assets	(13,346)	(27,359)	(78,613)

Net assets as of December 31, 2022	$229,938	$129,853	$521,860

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	BlackRock Large Cap Focus Growth V.I.	BNY Mellon IP Small Cap Stock Index	BNY Mellon IP Technology Growth
Net assets as of December 31, 2020	$110,007	$130,624	$368,568

Investment income (loss):
Dividend distributions	—	1,157	—
Investment Expenses:
Mortality and expense risk and administrative charges	(1,737)	(940)	(3,773)

Net investment income (loss)	(1,737)	217	(3,773)

Increase (decrease) in net assets from operations:
Capital gain distributions	18,783	2,370	32,822
Realized capital gain (loss) on investments	615	13,414	54,956
Change in unrealized appreciation (depreciation)	20	16,426	(59,445)

Net gain (loss) on investments	19,418	32,210	28,333

Net increase (decrease) in net assets from operations	17,681	32,427	24,560

Contract owner transactions:
Variable annuity deposits	—	—	17
Terminations, withdrawals and annuity payments	—	(11,741)	(18,853)
Transfers between subaccounts, net	—	(20,868)	(128,671)
Maintenance charges and mortality adjustments	(308)	(188)	(527)

Increase (decrease) in net assets from contract transactions	(308)	(32,797)	(148,034)

Total increase (decrease) in net assets	17,373	(370)	(123,474)

Net assets as of December 31, 2021	$127,380	$130,254	$245,094

Investment income (loss):
Dividend distributions	—	847	—
Investment Expenses:
Mortality and expense risk and administrative charges	(1,163)	(589)	(1,974)

Net investment income (loss)	(1,163)	258	(1,974)

Increase (decrease) in net assets from operations:
Capital gain distributions	5,349	11,336	17,690
Realized capital gain (loss) on investments	(190)	6,775	(355)
Change in unrealized appreciation (depreciation)	(53,611)	(40,236)	(130,821)

Net gain (loss) on investments	(48,452)	(22,125)	(113,486)

Net increase (decrease) in net assets from operations	(49,615)	(21,867)	(115,460)

Contract owner transactions:
Variable annuity deposits	6,264	—	18
Terminations, withdrawals and annuity payments	(6,555)	(6,848)	(107)
Transfers between subaccounts, net	—	(6,331)	—
Maintenance charges and mortality adjustments	(390)	(203)	(577)

Increase (decrease) in net assets from contract transactions	(681)	(13,382)	(666)

Total increase (decrease) in net assets	(50,296)	(35,249)	(116,126)

Net assets as of December 31, 2022	$77,084	$95,005	$128,968

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	BNY Mellon VIF Appreciation	Delaware Ivy VIP Asset Strategy	Delaware Ivy VIP Balanced
Net assets as of December 31, 2020	$—	$42,353	$53,385

Investment income (loss):
Dividend distributions	—	719	569
Investment Expenses:
Mortality and expense risk and administrative charges	—	(111)	(647)

Net investment income (loss)	—	608	(78)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	4,632	3,466
Realized capital gain (loss) on investments	—	21	49
Change in unrealized appreciation (depreciation)	—	(978)	4,396

Net gain (loss) on investments	—	3,675	7,911

Net increase (decrease) in net assets from operations	—	4,283	7,833

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	—	(388)	—
Transfers between subaccounts, net	—	—	—
Maintenance charges and mortality adjustments	—	(99)	(55)

Increase (decrease) in net assets from contract transactions	—	(487)	(55)

Total increase (decrease) in net assets	—	3,796	7,778

Net assets as of December 31, 2021	$—	$46,149	$61,163

Investment income (loss):
Dividend distributions	37	638	597
Investment Expenses:
Mortality and expense risk and administrative charges	(106)	(100)	(513)

Net investment income (loss)	(69)	538	84

Increase (decrease) in net assets from operations:
Capital gain distributions	2,568	3,199	20,099
Realized capital gain (loss) on investments	(47)	(121)	(880)
Change in unrealized appreciation (depreciation)	(4,135)	(10,495)	(29,604)

Net gain (loss) on investments	(1,614)	(7,417)	(10,385)

Net increase (decrease) in net assets from operations	(1,683)	(6,879)	(10,301)

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	—	(476)	(1,569)
Transfers between subaccounts, net	10,000	—	38
Maintenance charges and mortality adjustments	(17)	(88)	(119)

Increase (decrease) in net assets from contract transactions	9,983	(564)	(1,650)

Total increase (decrease) in net assets	8,300	(7,443)	(11,951)

Net assets as of December 31, 2022	$8,300	$38,706	$49,212

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	Delaware Ivy VIP Energy	Delaware Ivy VIP Global Growth	Delaware Ivy VIP Growth
Net assets as of December 31, 2020	$2,916	$129,300	$10,524

Investment income (loss):
Dividend distributions	60	78	—
Investment Expenses:
Mortality and expense risk and administrative charges	(56)	(1,562)	(30)

Net investment income (loss)	4	(1,484)	(30)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	6,617	1,123
Realized capital gain (loss) on investments	(37)	(269)	20
Change in unrealized appreciation (depreciation)	1,220	16,560	2,004

Net gain (loss) on investments	1,183	22,908	3,147

Net increase (decrease) in net assets from operations	1,187	21,424	3,117

Contract owner transactions:
Variable annuity deposits	220	—	—
Terminations, withdrawals and annuity payments	—	—	—
Transfers between subaccounts, net	—	—	—
Maintenance charges and mortality adjustments	(1)	(83)	(66)

Increase (decrease) in net assets from contract transactions	219	(83)	(66)

Total increase (decrease) in net assets	1,406	21,341	3,051

Net assets as of December 31, 2021	$4,322	$150,641	$13,575

Investment income (loss):
Dividend distributions	1,003	966	—
Investment Expenses:
Mortality and expense risk and administrative charges	(132)	(1,211)	(34)

Net investment income (loss)	871	(245)	(34)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	18,452	2,621
Realized capital gain (loss) on investments	24	(591)	(4)
Change in unrealized appreciation (depreciation)	8,296	(45,255)	(6,448)

Net gain (loss) on investments	8,320	(27,394)	(3,831)

Net increase (decrease) in net assets from operations	9,191	(27,639)	(3,865)

Contract owner transactions:
Variable annuity deposits	365	—	—
Terminations, withdrawals and annuity payments	(331)	—	—
Transfers between subaccounts, net	21,000	—	6,387
Maintenance charges and mortality adjustments	(146)	(206)	(65)

Increase (decrease) in net assets from contract transactions	20,888	(206)	6,322

Total increase (decrease) in net assets	30,079	(27,845)	2,457

Net assets as of December 31, 2022	$34,401	$122,796	$16,032

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	Delaware Ivy VIP High Income	Delaware Ivy VIP International Core Equity	Delaware Ivy VIP Limited-Term Bond
Net assets as of December 31, 2020	$55,881	$37,333	$277,028

Investment income (loss):
Dividend distributions	3,875	427	4,177
Investment Expenses:
Mortality and expense risk and administrative charges	(454)	(597)	(692)

Net investment income (loss)	3,421	(170)	3,485

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	1,127
Realized capital gain (loss) on investments	(31)	27	230
Change in unrealized appreciation (depreciation)	(321)	4,828	(6,889)

Net gain (loss) on investments	(352)	4,855	(5,532)

Net increase (decrease) in net assets from operations	3,069	4,685	(2,047)

Contract owner transactions:
Variable annuity deposits	550	550	—
Terminations, withdrawals and annuity payments	(88)	(206)	(11,563)
Transfers between subaccounts, net	8,310	—	—
Maintenance charges and mortality adjustments	(115)	(9)	(68)

Increase (decrease) in net assets from contract transactions	8,657	335	(11,631)

Total increase (decrease) in net assets	11,726	5,020	(13,678)

Net assets as of December 31, 2021	$67,607	$42,353	$263,350

Investment income (loss):
Dividend distributions	3,535	831	3,444
Investment Expenses:
Mortality and expense risk and administrative charges	(371)	(454)	(657)

Net investment income (loss)	3,164	377	2,787

Increase (decrease) in net assets from operations:
Capital gain distributions	—	2,863	1,937
Realized capital gain (loss) on investments	(854)	(114)	(970)
Change in unrealized appreciation (depreciation)	(9,483)	(9,636)	(16,219)

Net gain (loss) on investments	(10,337)	(6,887)	(15,252)

Net increase (decrease) in net assets from operations	(7,173)	(6,510)	(12,465)

Contract owner transactions:
Variable annuity deposits	600	602	—
Terminations, withdrawals and annuity payments	(85)	(204)	(15,280)
Transfers between subaccounts, net	(7,912)	—	25,001
Maintenance charges and mortality adjustments	(127)	(72)	(62)

Increase (decrease) in net assets from contract transactions	(7,524)	326	9,659

Total increase (decrease) in net assets	(14,697)	(6,184)	(2,806)

Net assets as of December 31, 2022	$52,910	$36,169	$260,544

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	Delaware Ivy VIP Mid Cap Growth	Delaware Ivy VIP Natural Resources	Delaware Ivy VIP Science And Technology
Net assets as of December 31, 2020	$123,403	$2,729	$99,487

Investment income (loss):
Dividend distributions	—	50	—
Investment Expenses:
Mortality and expense risk and administrative charges	(1,192)	(46)	(429)

Net investment income (loss)	(1,192)	4	(429)

Increase (decrease) in net assets from operations:
Capital gain distributions	15,414	—	26,022
Realized capital gain (loss) on investments	401	(3)	5,360
Change in unrealized appreciation (depreciation)	4,584	676	(17,863)

Net gain (loss) on investments	20,399	673	13,519

Net increase (decrease) in net assets from operations	19,207	677	13,090

Contract owner transactions:
Variable annuity deposits	2,000	—	—
Terminations, withdrawals and annuity payments	—	—	(377)
Transfers between subaccounts, net	13,539	—	(20,410)
Maintenance charges and mortality adjustments	(153)	(9)	(122)

Increase (decrease) in net assets from contract transactions	15,386	(9)	(20,909)

Total increase (decrease) in net assets	34,593	668	(7,819)

Net assets as of December 31, 2021	$157,996	$3,397	$91,668

Investment income (loss):
Dividend distributions	—	62	—
Investment Expenses:
Mortality and expense risk and administrative charges	(871)	(48)	(276)

Net investment income (loss)	(871)	14	(276)

Increase (decrease) in net assets from operations:
Capital gain distributions	27,459	—	8,395
Realized capital gain (loss) on investments	(111)	9	(818)
Change in unrealized appreciation (depreciation)	(77,950)	530	(36,144)

Net gain (loss) on investments	(50,602)	539	(28,567)

Net increase (decrease) in net assets from operations	(51,473)	553	(28,843)

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(103)	—	(4,051)
Transfers between subaccounts, net	10,197	—	—
Maintenance charges and mortality adjustments	(248)	(19)	(109)

Increase (decrease) in net assets from contract transactions	9,846	(19)	(4,160)

Total increase (decrease) in net assets	(41,627)	534	(33,003)

Net assets as of December 31, 2022	$116,369	$3,931	$58,665

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	Delaware Ivy VIP Small Cap Growth	Delaware Ivy VIP Smid Cap Core	Delaware VIP Global Value Equity_(a)
Net assets as of December 31, 2020	$66,174	$27,109	$9,531

Investment income (loss):
Dividend distributions	660	—	228
Investment Expenses:
Mortality and expense risk and administrative charges	(1,025)	(108)	(151)

Net investment income (loss)	(365)	(108)	77

Increase (decrease) in net assets from operations:
Capital gain distributions	8,077	—	—
Realized capital gain (loss) on investments	279	334	(9)
Change in unrealized appreciation (depreciation)	(6,362)	5,203	1,389

Net gain (loss) on investments	1,994	5,537	1,380

Net increase (decrease) in net assets from operations	1,629	5,429	1,457

Contract owner transactions:
Variable annuity deposits	480	—	—
Terminations, withdrawals and annuity payments	(555)	(139)	—
Transfers between subaccounts, net	—	(3,617)	—
Maintenance charges and mortality adjustments	(11)	(52)	(1)

Increase (decrease) in net assets from contract transactions	(86)	(3,808)	(1)

Total increase (decrease) in net assets	1,543	1,621	1,456

Net assets as of December 31, 2021	$67,717	$28,730	$10,987

Investment income (loss):
Dividend distributions	—	—	370
Investment Expenses:
Mortality and expense risk and administrative charges	(686)	(91)	(121)

Net investment income (loss)	(686)	(91)	249

Increase (decrease) in net assets from operations:
Capital gain distributions	12,470	5,232	2,321
Realized capital gain (loss) on investments	(218)	(23)	(44)
Change in unrealized appreciation (depreciation)	(30,331)	(9,411)	(3,890)

Net gain (loss) on investments	(18,079)	(4,202)	(1,613)

Net increase (decrease) in net assets from operations	(18,765)	(4,293)	(1,364)

Contract owner transactions:
Variable annuity deposits	480	—	—
Terminations, withdrawals and annuity payments	(256)	(114)	—
Transfers between subaccounts, net	—	666	—
Maintenance charges and mortality adjustments	(108)	(50)	(19)

Increase (decrease) in net assets from contract transactions	116	502	(19)

Total increase (decrease) in net assets	(18,649)	(3,791)	(1,383)

Net assets as of December 31, 2022	$49,068	$24,939	$9,604

(a)	Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	Dimensional VA Global Bond Portfolio	Dimensional VA International Small Portfolio	Dimensional VA International Value Portfolio
Net assets as of December 31, 2020	$20,418	$77,040	$145,097

Investment income (loss):
Dividend distributions	85	2,525	8,644
Investment Expenses:
Mortality and expense risk and administrative charges	(184)	(901)	(1,564)

Net investment income (loss)	(99)	1,624	7,080

Increase (decrease) in net assets from operations:
Capital gain distributions	1	6,810	—
Realized capital gain (loss) on investments	199	733	4,790
Change in unrealized appreciation (depreciation)	(406)	918	15,953

Net gain (loss) on investments	(206)	8,461	20,743

Net increase (decrease) in net assets from operations	(305)	10,085	27,823

Contract owner transactions:
Variable annuity deposits	—	8,993	11
Terminations, withdrawals and annuity payments	(8,667)	(2,082)	(42,232)
Transfers between subaccounts, net	(24)	5,416	74,006
Maintenance charges and mortality adjustments	(9)	(96)	(335)

Increase (decrease) in net assets from contract transactions	(8,700)	12,231	31,450

Total increase (decrease) in net assets	(9,005)	22,316	59,273

Net assets as of December 31, 2021	$11,413	$99,356	$204,370

Investment income (loss):
Dividend distributions	141	1,940	12,609
Investment Expenses:
Mortality and expense risk and administrative charges	(149)	(711)	(2,212)

Net investment income (loss)	(8)	1,229	10,397

Increase (decrease) in net assets from operations:
Capital gain distributions	—	1,321	3,504
Realized capital gain (loss) on investments	(146)	(2,241)	(1,449)
Change in unrealized appreciation (depreciation)	(732)	(20,368)	(28,792)

Net gain (loss) on investments	(878)	(21,288)	(26,737)

Net increase (decrease) in net assets from operations	(886)	(20,059)	(16,340)

Contract owner transactions:
Variable annuity deposits	—	—	323
Terminations, withdrawals and annuity payments	(1,876)	(8,312)	(14,302)
Transfers between subaccounts, net	(2)	2,912	148,008
Maintenance charges and mortality adjustments	(20)	(154)	(700)

Increase (decrease) in net assets from contract transactions	(1,898)	(5,554)	133,329

Total increase (decrease) in net assets	(2,784)	(25,613)	116,989

Net assets as of December 31, 2022	$8,629	$73,743	$321,359

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	Dimensional VA Short-Term Fixed Portfolio	Dimensional VA U.S. Large Value Portfolio	Dimensional VA U.S. Targeted Value Portfolio
Net assets as of December 31, 2020	$38,626	$1,013,445	$11,268

Investment income (loss):
Dividend distributions	1	19,813	2,925
Investment Expenses:
Mortality and expense risk and administrative charges	(76)	(5,650)	(2,942)

Net investment income (loss)	(75)	14,163	(17)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	14,692
Realized capital gain (loss) on investments	(23)	39,322	739
Change in unrealized appreciation (depreciation)	(16)	210,078	4,751

Net gain (loss) on investments	(39)	249,400	20,182

Net increase (decrease) in net assets from operations	(114)	263,563	20,165

Contract owner transactions:
Variable annuity deposits	—	33,857	2,136
Terminations, withdrawals and annuity payments	(30,736)	(99,575)	(8,772)
Transfers between subaccounts, net	—	(40,671)	194,400
Maintenance charges and mortality adjustments	(60)	(1,478)	(423)

Increase (decrease) in net assets from contract transactions	(30,796)	(107,867)	187,341

Total increase (decrease) in net assets	(30,910)	155,696	207,506

Net assets as of December 31, 2021	$7,716	$1,169,141	$218,774

Investment income (loss):
Dividend distributions	68	23,868	2,617
Investment Expenses:
Mortality and expense risk and administrative charges	(16)	(5,012)	(3,305)

Net investment income (loss)	52	18,856	(688)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	12,901	15,503
Realized capital gain (loss) on investments	(166)	11,519	861
Change in unrealized appreciation (depreciation)	(41)	(105,445)	(28,760)

Net gain (loss) on investments	(207)	(81,025)	(12,396)

Net increase (decrease) in net assets from operations	(155)	(62,169)	(13,084)

Contract owner transactions:
Variable annuity deposits	5,167	268	—
Terminations, withdrawals and annuity payments	(7,553)	(22,672)	(8,174)
Transfers between subaccounts, net	21	(23,823)	3
Maintenance charges and mortality adjustments	(12)	(1,540)	(815)

Increase (decrease) in net assets from contract transactions	(2,377)	(47,767)	(8,986)

Total increase (decrease) in net assets	(2,532)	(109,936)	(22,070)

Net assets as of December 31, 2022	$5,184	$1,059,205	$196,704

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	Donoghue Forlines Dividend VIT Fund	DWS Core Equity VIP	DWS Global Small Cap VIP
Net assets as of December 31, 2020	$—	$127,158	$69,676

Investment income (loss):
Dividend distributions	—	635	54
Investment Expenses:
Mortality and expense risk and administrative charges	—	(2,067)	(1,106)

Net investment income (loss)	—	(1,432)	(1,052)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	6,312	—
Realized capital gain (loss) on investments	—	230	24
Change in unrealized appreciation (depreciation)	—	24,321	10,090

Net gain (loss) on investments	—	30,863	10,114

Net increase (decrease) in net assets from operations	—	29,431	9,062

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	—	—	—
Transfers between subaccounts, net	—	—	—
Maintenance charges and mortality adjustments	—	(26)	(5)

Increase (decrease) in net assets from contract transactions	—	(26)	(5)

Total increase (decrease) in net assets	—	29,405	9,057

Net assets as of December 31, 2021	$—	$156,563	$78,733

Investment income (loss):
Dividend distributions	—	633	162
Investment Expenses:
Mortality and expense risk and administrative charges	(2)	(1,509)	(801)

Net investment income (loss)	(2)	(876)	(639)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	19,267	11,861
Realized capital gain (loss) on investments	—	(1,325)	(240)
Change in unrealized appreciation (depreciation)	(322)	(38,800)	(30,795)

Net gain (loss) on investments	(322)	(20,858)	(19,174)

Net increase (decrease) in net assets from operations	(324)	(21,734)	(19,813)

Contract owner transactions:
Variable annuity deposits	—	74	—
Terminations, withdrawals and annuity payments	—	(49,575)	—
Transfers between subaccounts, net	10,886	—	—
Maintenance charges and mortality adjustments	(2)	(234)	(43)

Increase (decrease) in net assets from contract transactions	10,884	(49,735)	(43)

Total increase (decrease) in net assets	10,560	(71,469)	(19,856)

Net assets as of December 31, 2022	$10,560	$85,094	$58,877

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	DWS Small Mid Cap Value VIP	Eaton Vance VT Floating-Rate Income	Federated Hermes Fund for U.S. Government Securities II
Net assets as of December 31, 2020	$—	$40,834	$208,076

Investment income (loss):
Dividend distributions	—	1,362	4,078
Investment Expenses:
Mortality and expense risk and administrative charges	(10)	(118)	(2,785)

Net investment income (loss)	(10)	1,244	1,293

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	1	(1)	106
Change in unrealized appreciation (depreciation)	945	255	(8,326)

Net gain (loss) on investments	946	254	(8,220)

Net increase (decrease) in net assets from operations	936	1,498	(6,927)

Contract owner transactions:
Variable annuity deposits	—	—	6,347
Terminations, withdrawals and annuity payments	—	(174)	(14,910)
Transfers between subaccounts, net	13,538	12,875	3,495
Maintenance charges and mortality adjustments	(9)	(96)	(708)

Increase (decrease) in net assets from contract transactions	13,529	12,605	(5,776)

Total increase (decrease) in net assets	14,465	14,103	(12,703)

Net assets as of December 31, 2021	$14,465	$54,937	$195,373

Investment income (loss):
Dividend distributions	103	7,673	24,909
Investment Expenses:
Mortality and expense risk and administrative charges	(53)	(378)	(12,280)

Net investment income (loss)	50	7,295	12,629

Increase (decrease) in net assets from operations:
Capital gain distributions	325	—	—
Realized capital gain (loss) on investments	(16)	(837)	(128,647)
Change in unrealized appreciation (depreciation)	(3,914)	(12,031)	(34,644)

Net gain (loss) on investments	(3,605)	(12,868)	(163,291)

Net increase (decrease) in net assets from operations	(3,555)	(5,573)	(150,662)

Contract owner transactions:
Variable annuity deposits	—	9,594	257
Terminations, withdrawals and annuity payments	(124)	(8,792)	(10,265)
Transfers between subaccounts, net	10,196	145,159	200,116
Maintenance charges and mortality adjustments	(42)	(187)	39

Increase (decrease) in net assets from contract transactions	10,030	145,774	190,147

Total increase (decrease) in net assets	6,475	140,201	39,485

Net assets as of December 31, 2022	$20,940	$195,138	$234,858

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	Federated Hermes High Income Bond II	Fidelity® VIP Balanced	Fidelity® VIP Contrafund
Net assets as of December 31, 2020	$453,982	$467,925	$1,485,519

Investment income (loss):
Dividend distributions	21,088	4,087	462
Investment Expenses:
Mortality and expense risk and administrative charges	(5,436)	(7,926)	(18,497)

Net investment income (loss)	15,652	(3,839)	(18,035)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	39,002	210,474
Realized capital gain (loss) on investments	404	2,724	83,071
Change in unrealized appreciation (depreciation)	(2,121)	42,455	98,826

Net gain (loss) on investments	(1,717)	84,181	392,371

Net increase (decrease) in net assets from operations	13,935	80,342	374,336

Contract owner transactions:
Variable annuity deposits	1	55,021	113,502
Terminations, withdrawals and annuity payments	(32,492)	(3,050)	(39,546)
Transfers between subaccounts, net	7,355	—	(147,643)
Maintenance charges and mortality adjustments	(825)	(68)	(2,934)

Increase (decrease) in net assets from contract transactions	(25,961)	51,903	(76,621)

Total increase (decrease) in net assets	(12,026)	132,245	297,715

Net assets as of December 31, 2021	$441,956	$600,170	$1,783,234

Investment income (loss):
Dividend distributions	19,436	6,004	3,840
Investment Expenses:
Mortality and expense risk and administrative charges	(4,020)	(6,609)	(15,205)

Net investment income (loss)	15,416	(605)	(11,365)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	32,224	72,350
Realized capital gain (loss) on investments	(6,113)	1,065	5,766
Change in unrealized appreciation (depreciation)	(60,678)	(146,881)	(568,086)

Net gain (loss) on investments	(66,791)	(113,592)	(489,970)

Net increase (decrease) in net assets from operations	(51,375)	(114,197)	(501,335)

Contract owner transactions:
Variable annuity deposits	(622)	52,467	107,631
Terminations, withdrawals and annuity payments	(17,699)	(4,405)	(70,093)
Transfers between subaccounts, net	(58,099)	2,656	(8,495)
Maintenance charges and mortality adjustments	5,755	(779)	(2,110)

Increase (decrease) in net assets from contract transactions	(70,665)	49,939	26,933

Total increase (decrease) in net assets	(122,040)	(64,258)	(474,402)

Net assets as of December 31, 2022	$319,916	$535,912	$1,308,832

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	Fidelity® VIP Disciplined Small Cap	Fidelity® VIP Emerging Markets	Fidelity® VIP Growth & Income
Net assets as of December 31, 2020	$25,329	$240,874	$377,403

Investment income (loss):
Dividend distributions	61	4,372	11,200
Investment Expenses:
Mortality and expense risk and administrative charges	(146)	(1,627)	(2,476)

Net investment income (loss)	(85)	2,745	8,724

Increase (decrease) in net assets from operations:
Capital gain distributions	805	25,489	21,787
Realized capital gain (loss) on investments	40	7,008	2,413
Change in unrealized appreciation (depreciation)	4,622	(42,530)	66,070

Net gain (loss) on investments	5,467	(10,033)	90,270

Net increase (decrease) in net assets from operations	5,382	(7,288)	98,994

Contract owner transactions:
Variable annuity deposits	16,661	8,676	76,816
Terminations, withdrawals and annuity payments	—	(22,745)	(7,042)
Transfers between subaccounts, net	—	(5,435)	—
Maintenance charges and mortality adjustments	(62)	(345)	(723)

Increase (decrease) in net assets from contract transactions	16,599	(19,849)	69,051

Total increase (decrease) in net assets	21,981	(27,137)	168,045

Net assets as of December 31, 2021	$47,310	$213,737	$545,448

Investment income (loss):
Dividend distributions	243	2,675	7,823
Investment Expenses:
Mortality and expense risk and administrative charges	(244)	(1,091)	(2,827)

Net investment income (loss)	(1)	1,584	4,996

Increase (decrease) in net assets from operations:
Capital gain distributions	7,427	—	10,866
Realized capital gain (loss) on investments	(72)	(2,224)	1,978
Change in unrealized appreciation (depreciation)	(16,314)	(44,457)	(49,856)

Net gain (loss) on investments	(8,959)	(46,681)	(37,012)

Net increase (decrease) in net assets from operations	(8,960)	(45,097)	(32,016)

Contract owner transactions:
Variable annuity deposits	—	—	3,926
Terminations, withdrawals and annuity payments	—	(5,172)	(7,122)
Transfers between subaccounts, net	—	5,214	10,000
Maintenance charges and mortality adjustments	(79)	(391)	(1,102)

Increase (decrease) in net assets from contract transactions	(79)	(349)	5,702

Total increase (decrease) in net assets	(9,039)	(45,446)	(26,314)

Net assets as of December 31, 2022	$38,271	$168,291	$519,134

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	Fidelity® VIP Growth Opportunities	Fidelity® VIP High Income	Fidelity® VIP Index 500
Net assets as of December 31, 2020	$2,461,025	$34,316	$1,794,005

Investment income (loss):
Dividend distributions	—	1,844	20,693
Investment Expenses:
Mortality and expense risk and administrative charges	(22,230)	(423)	(20,563)

Net investment income (loss)	(22,230)	1,421	130

Increase (decrease) in net assets from operations:
Capital gain distributions	235,296	—	14,697
Realized capital gain (loss) on investments	101,137	8	106,369
Change in unrealized appreciation (depreciation)	(50,332)	(390)	354,473

Net gain (loss) on investments	286,101	(382)	475,539

Net increase (decrease) in net assets from operations	263,871	1,039	475,669

Contract owner transactions:
Variable annuity deposits	71,320	—	109,521
Terminations, withdrawals and annuity payments	(59,584)	—	(147,505)
Transfers between subaccounts, net	(30,575)	—	202,327
Maintenance charges and mortality adjustments	(4,197)	(18)	(6,980)

Increase (decrease) in net assets from contract transactions	(23,036)	(18)	157,363

Total increase (decrease) in net assets	240,835	1,021	633,032

Net assets as of December 31, 2021	$2,701,860	$35,337	$2,427,037

Investment income (loss):
Dividend distributions	—	2,174	20,956
Investment Expenses:
Mortality and expense risk and administrative charges	(13,311)	(344)	(17,575)

Net investment income (loss)	(13,311)	1,830	3,381

Increase (decrease) in net assets from operations:
Capital gain distributions	367,358	—	13,637
Realized capital gain (loss) on investments	25,327	(61)	92,464
Change in unrealized appreciation (depreciation)	(1,346,714)	(5,938)	(529,309)

Net gain (loss) on investments	(954,029)	(5,999)	(423,208)

Net increase (decrease) in net assets from operations	(967,340)	(4,169)	(419,827)

Contract owner transactions:
Variable annuity deposits	(5,542)	9,588	11,435
Terminations, withdrawals and annuity payments	(41,218)	—	(76,417)
Transfers between subaccounts, net	(279,317)	(230)	(335,610)
Maintenance charges and mortality adjustments	21,237	(72)	(2,874)

Increase (decrease) in net assets from contract transactions	(304,840)	9,286	(403,466)

Total increase (decrease) in net assets	(1,272,180)	5,117	(823,293)

Net assets as of December 31, 2022	$1,429,680	$40,454	$1,603,744

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	Fidelity® VIP Investment Grade Bond	Fidelity® VIP Mid Cap	Fidelity® VIP Overseas
Net assets as of December 31, 2020	$953,725	$413,741	$61,974

Investment income (loss):
Dividend distributions	17,535	1,469	227
Investment Expenses:
Mortality and expense risk and administrative charges	(10,826)	(3,179)	(986)

Net investment income (loss)	6,709	(1,710)	(759)

Increase (decrease) in net assets from operations:
Capital gain distributions	26,564	51,098	5,167
Realized capital gain (loss) on investments	17,508	45,406	278
Change in unrealized appreciation (depreciation)	(71,375)	(9,294)	6,301

Net gain (loss) on investments	(27,303)	87,210	11,746

Net increase (decrease) in net assets from operations	(20,594)	85,500	10,987

Contract owner transactions:
Variable annuity deposits	40,842	—	384
Terminations, withdrawals and annuity payments	(43,805)	(38,298)	—
Transfers between subaccounts, net	35,632	(161,178)	—
Maintenance charges and mortality adjustments	(3,808)	(697)	(12)

Increase (decrease) in net assets from contract transactions	28,861	(200,173)	372

Total increase (decrease) in net assets	8,267	(114,673)	11,359

Net assets as of December 31, 2021	$961,992	$299,068	$73,333

Investment income (loss):
Dividend distributions	17,907	672	487
Investment Expenses:
Mortality and expense risk and administrative charges	(8,881)	(756)	(716)

Net investment income (loss)	9,026	(84)	(229)

Increase (decrease) in net assets from operations:
Capital gain distributions	46,226	17,185	529
Realized capital gain (loss) on investments	(6,767)	(1,702)	76
Change in unrealized appreciation (depreciation)	(182,372)	(61,589)	(19,179)

Net gain (loss) on investments	(142,913)	(46,106)	(18,574)

Net increase (decrease) in net assets from operations	(133,887)	(46,190)	(18,803)

Contract owner transactions:
Variable annuity deposits	688	8,680	385
Terminations, withdrawals and annuity payments	(34,967)	(22,505)	—
Transfers between subaccounts, net	2,048	(76)	—
Maintenance charges and mortality adjustments	(682)	(307)	(113)

Increase (decrease) in net assets from contract transactions	(32,913)	(14,208)	272

Total increase (decrease) in net assets	(166,800)	(60,398)	(18,531)

Net assets as of December 31, 2022	$795,192	$238,670	$54,802

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	Fidelity® VIP Real Estate	Fidelity® VIP Strategic Income	Franklin DynaTech VIP
Net assets as of December 31, 2020	$237,534	$155,000	$88,742

Investment income (loss):
Dividend distributions	2,526	4,234	—
Investment Expenses:
Mortality and expense risk and administrative charges	(1,194)	(2,375)	(270)

Net investment income (loss)	1,332	1,859	(270)

Increase (decrease) in net assets from operations:
Capital gain distributions	1,629	2,723	1,598
Realized capital gain (loss) on investments	3,846	119	14,110
Change in unrealized appreciation (depreciation)	80,825	(1,530)	(13,629)

Net gain (loss) on investments	86,300	1,312	2,079

Net increase (decrease) in net assets from operations	87,632	3,171	1,809

Contract owner transactions:
Variable annuity deposits	219	17,434	—
Terminations, withdrawals and annuity payments	(20,194)	(179)	(980)
Transfers between subaccounts, net	(9,042)	—	(63,982)
Maintenance charges and mortality adjustments	(171)	(438)	(89)

Increase (decrease) in net assets from contract transactions	(29,188)	16,817	(65,051)

Total increase (decrease) in net assets	58,444	19,988	(63,242)

Net assets as of December 31, 2021	$295,978	$174,988	$25,500

Investment income (loss):
Dividend distributions	2,588	6,761	—
Investment Expenses:
Mortality and expense risk and administrative charges	(993)	(2,036)	(91)

Net investment income (loss)	1,595	4,725	(91)

Increase (decrease) in net assets from operations:
Capital gain distributions	7,191	166	11,265
Realized capital gain (loss) on investments	473	(281)	(1,053)
Change in unrealized appreciation (depreciation)	(89,912)	(26,469)	(22,014)

Net gain (loss) on investments	(82,248)	(26,584)	(11,802)

Net increase (decrease) in net assets from operations	(80,653)	(21,859)	(11,893)

Contract owner transactions:
Variable annuity deposits	447	—	—
Terminations, withdrawals and annuity payments	(8,107)	(778)	(1,288)
Transfers between subaccounts, net	(7,043)	35,647	5,000
Maintenance charges and mortality adjustments	(224)	(626)	(42)

Increase (decrease) in net assets from contract transactions	(14,927)	34,243	3,670

Total increase (decrease) in net assets	(95,580)	12,384	(8,223)

Net assets as of December 31, 2022	$200,398	$187,372	$17,277

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	Franklin Growth and Income VIP Fund	Franklin Income VIP Fund	Franklin Large Cap Growth VIP Fund
Net assets as of December 31, 2020	$226,823	$186,675	$—

Investment income (loss):
Dividend distributions	6,270	9,436	—
Investment Expenses:
Mortality and expense risk and administrative charges	(2,152)	(2,933)	(64)

Net investment income (loss)	4,118	6,503	(64)

Increase (decrease) in net assets from operations:
Capital gain distributions	17,307	—	—
Realized capital gain (loss) on investments	(13)	167	3
Change in unrealized appreciation (depreciation)	33,469	22,565	638

Net gain (loss) on investments	50,763	22,732	641

Net increase (decrease) in net assets from operations	54,881	29,235	577

Contract owner transactions:
Variable annuity deposits	—	24,651	17,370
Terminations, withdrawals and annuity payments	—	(273)	—
Transfers between subaccounts, net	—	—	—
Maintenance charges and mortality adjustments	(22)	(346)	(4)

Increase (decrease) in net assets from contract transactions	(22)	24,032	17,366

Total increase (decrease) in net assets	54,859	53,267	17,943

Net assets as of December 31, 2021	$281,682	$239,942	$17,943

Investment income (loss):
Dividend distributions	8,919	11,048	—
Investment Expenses:
Mortality and expense risk and administrative charges	(2,314)	(2,810)	(2,688)

Net investment income (loss)	6,605	8,238	(2,688)

Increase (decrease) in net assets from operations:
Capital gain distributions	140,940	4,485	83,060
Realized capital gain (loss) on investments	(840)	35	(10,621)
Change in unrealized appreciation (depreciation)	(170,235)	(28,043)	(177,942)

Net gain (loss) on investments	(30,135)	(23,523)	(105,503)

Net increase (decrease) in net assets from operations	(23,530)	(15,285)	(108,191)

Contract owner transactions:
Variable annuity deposits	37,664	—	2,584
Terminations, withdrawals and annuity payments	—	(1,275)	(20,952)
Transfers between subaccounts, net	—	49,572	391,913
Maintenance charges and mortality adjustments	(310)	(760)	(1,450)

Increase (decrease) in net assets from contract transactions	37,354	47,537	372,095

Total increase (decrease) in net assets	13,824	32,252	263,904

Net assets as of December 31, 2022	$295,506	$272,194	$281,847

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	Franklin Mutual Global Discovery VIP Fund	Franklin Mutual Shares VIP Fund	Franklin Rising Dividends VIP Fund
Net assets as of December 31, 2020	$183,281	$50,135	$279,536

Investment income (loss):
Dividend distributions	3,033	1,864	3,878
Investment Expenses:
Mortality and expense risk and administrative charges	(616)	(175)	(2,606)

Net investment income (loss)	2,417	1,689	1,272

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	14,604
Realized capital gain (loss) on investments	(7,710)	(25)	461
Change in unrealized appreciation (depreciation)	31,992	7,978	87,360

Net gain (loss) on investments	24,282	7,953	102,425

Net increase (decrease) in net assets from operations	26,699	9,642	103,697

Contract owner transactions:
Variable annuity deposits	—	8,685	50,004
Terminations, withdrawals and annuity payments	(148)	—	—
Transfers between subaccounts, net	(92,651)	—	92,651
Maintenance charges and mortality adjustments	(181)	(92)	(160)

Increase (decrease) in net assets from contract transactions	(92,980)	8,593	142,495

Total increase (decrease) in net assets	(66,281)	18,235	246,192

Net assets as of December 31, 2021	$117,000	$68,370	$525,728

Investment income (loss):
Dividend distributions	1,572	1,188	4,287
Investment Expenses:
Mortality and expense risk and administrative charges	(515)	(242)	(3,360)

Net investment income (loss)	1,057	946	927

Increase (decrease) in net assets from operations:
Capital gain distributions	9,401	7,173	68,407
Realized capital gain (loss) on investments	(76)	(58)	22
Change in unrealized appreciation (depreciation)	(16,453)	(13,379)	(131,265)

Net gain (loss) on investments	(7,128)	(6,264)	(62,836)

Net increase (decrease) in net assets from operations	(6,071)	(5,318)	(61,909)

Contract owner transactions:
Variable annuity deposits	—	—	75,327
Terminations, withdrawals and annuity payments	—	—	—
Transfers between subaccounts, net	—	—	—
Maintenance charges and mortality adjustments	(222)	(127)	(526)

Increase (decrease) in net assets from contract transactions	(222)	(127)	74,801

Total increase (decrease) in net assets	(6,293)	(5,445)	12,892

Net assets as of December 31, 2022	$110,707	$62,925	$538,620

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	Franklin Small Cap Value VIP Fund	Franklin Small- Mid Cap Growth VIP Fund	Franklin Strategic Income VIP Fund
Net assets as of December 31, 2020	$462,484	$587,532	$34,607

Investment income (loss):
Dividend distributions	5,288	—	1,151
Investment Expenses:
Mortality and expense risk and administrative charges	(4,096)	(7,635)	(504)

Net investment income (loss)	1,192	(7,635)	647

Increase (decrease) in net assets from operations:
Capital gain distributions	14,002	60,174	—
Realized capital gain (loss) on investments	13,547	33,610	(25)
Change in unrealized appreciation (depreciation)	79,326	(42,778)	(400)

Net gain (loss) on investments	106,875	51,006	(425)

Net increase (decrease) in net assets from operations	108,067	43,371	222

Contract owner transactions:
Variable annuity deposits	37,570	—	—
Terminations, withdrawals and annuity payments	(38,137)	(34,477)	—
Transfers between subaccounts, net	(57,739)	(79,437)	—
Maintenance charges and mortality adjustments	(505)	(1,867)	(6)

Increase (decrease) in net assets from contract transactions	(58,811)	(115,781)	(6)

Total increase (decrease) in net assets	49,256	(72,410)	216

Net assets as of December 31, 2021	$511,740	$515,122	$34,823

Investment income (loss):
Dividend distributions	4,599	—	1,353
Investment Expenses:
Mortality and expense risk and administrative charges	(2,953)	(6,137)	(397)

Net investment income (loss)	1,646	(6,137)	956

Increase (decrease) in net assets from operations:
Capital gain distributions	86,786	124,976	—
Realized capital gain (loss) on investments	(4,746)	(13,203)	(2,391)
Change in unrealized appreciation (depreciation)	(138,509)	(309,467)	(2,679)

Net gain (loss) on investments	(56,469)	(197,694)	(5,070)

Net increase (decrease) in net assets from operations	(54,823)	(203,831)	(4,114)

Contract owner transactions:
Variable annuity deposits	9,972	(2,731)	—
Terminations, withdrawals and annuity payments	(15,308)	(22,238)	—
Transfers between subaccounts, net	4,942	131,123	(19)
Maintenance charges and mortality adjustments	(701)	11,281	(63)

Increase (decrease) in net assets from contract transactions	(1,095)	117,435	(82)

Total increase (decrease) in net assets	(55,918)	(86,396)	(4,196)

Net assets as of December 31, 2022	$455,822	$428,726	$30,627

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	Franklin U.S. Government Securities VIP Fund	Goldman Sachs VIT International Equity Insights	Goldman Sachs VIT Mid Cap Growth Fund_(a)
Net assets as of December 31, 2020	$315,157	$11,149	$389,287

Investment income (loss):
Dividend distributions	7,586	317	—
Investment Expenses:
Mortality and expense risk and administrative charges	(1,529)	(30)	(1,908)

Net investment income (loss)	6,057	287	(1,908)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	295	72,080
Realized capital gain (loss) on investments	(58)	9	70
Change in unrealized appreciation (depreciation)	(13,267)	694	(27,811)

Net gain (loss) on investments	(13,325)	998	44,339

Net increase (decrease) in net assets from operations	(7,268)	1,285	42,431

Contract owner transactions:
Variable annuity deposits	—	—	74
Terminations, withdrawals and annuity payments	—	—	(10,585)
Transfers between subaccounts, net	—	—	—
Maintenance charges and mortality adjustments	(502)	(24)	(1,016)

Increase (decrease) in net assets from contract transactions	(502)	(24)	(11,527)

Total increase (decrease) in net assets	(7,770)	1,261	30,904

Net assets as of December 31, 2021	$307,387	$12,410	$420,191

Investment income (loss):
Dividend distributions	10,272	194	—
Investment Expenses:
Mortality and expense risk and administrative charges	(1,735)	(16)	(1,387)

Net investment income (loss)	8,537	178	(1,387)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	11,123
Realized capital gain (loss) on investments	(12,036)	705	(5,107)
Change in unrealized appreciation (depreciation)	(31,855)	(1,897)	(116,130)

Net gain (loss) on investments	(43,891)	(1,192)	(110,114)

Net increase (decrease) in net assets from operations	(35,354)	(1,014)	(111,501)

Contract owner transactions:
Variable annuity deposits	160,428	40	—
Terminations, withdrawals and annuity payments	(5,784)	(80)	(8,322)
Transfers between subaccounts, net	(106,457)	(4,999)	—
Maintenance charges and mortality adjustments	(586)	(12)	(1,029)

Increase (decrease) in net assets from contract transactions	47,601	(5,051)	(9,351)

Total increase (decrease) in net assets	12,247	(6,065)	(120,852)

Net assets as of December 31, 2022	$319,634	$6,345	$299,339

(a)	Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	Goldman Sachs VIT Mid Cap Value	Guggenheim VIF All Cap Value	Guggenheim VIF Floating Rate Strategies
Net assets as of December 31, 2020	$110,291	$995,027	$159,940

Investment income (loss):
Dividend distributions	319	21,037	4,009
Investment Expenses:
Mortality and expense risk and administrative charges	(1,877)	(12,920)	(2,170)

Net investment income (loss)	(1,558)	8,117	1,839

Increase (decrease) in net assets from operations:
Capital gain distributions	21,277	6,093	—
Realized capital gain (loss) on investments	362	190,615	(190)
Change in unrealized appreciation (depreciation)	12,981	(4,991)	167

Net gain (loss) on investments	34,620	191,717	(23)

Net increase (decrease) in net assets from operations	33,062	199,834	1,816

Contract owner transactions:
Variable annuity deposits	23,501	—	1,000
Terminations, withdrawals and annuity payments	—	(146,281)	(586)
Transfers between subaccounts, net	—	(922,707)	—
Maintenance charges and mortality adjustments	(12)	(6,955)	(429)

Increase (decrease) in net assets from contract transactions	23,489	(1,075,943)	(15)

Total increase (decrease) in net assets	56,551	(876,109)	1,801

Net assets as of December 31, 2021	$166,842	$118,918	$161,741

Investment income (loss):
Dividend distributions	682	1,284	3,676
Investment Expenses:
Mortality and expense risk and administrative charges	(1,888)	(1,373)	(1,835)

Net investment income (loss)	(1,206)	(89)	1,841

Increase (decrease) in net assets from operations:
Capital gain distributions	23,945	11,960	—
Realized capital gain (loss) on investments	93	1,712	(299)
Change in unrealized appreciation (depreciation)	(40,966)	(15,999)	(4,787)

Net gain (loss) on investments	(16,928)	(2,327)	(5,086)

Net increase (decrease) in net assets from operations	(18,134)	(2,416)	(3,245)

Contract owner transactions:
Variable annuity deposits	9,588	1,231	—
Terminations, withdrawals and annuity payments	—	(7,261)	(725)
Transfers between subaccounts, net	(716)	—	—
Maintenance charges and mortality adjustments	(186)	2,317	(606)

Increase (decrease) in net assets from contract transactions	8,686	(3,713)	(1,331)

Total increase (decrease) in net assets	(9,448)	(6,129)	(4,576)

Net assets as of December 31, 2022	$157,394	$112,789	$157,165

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	Guggenheim VIF Global Managed Futures Strategy	Guggenheim VIF High Yield	Guggenheim VIF Large Cap Value
Net assets as of December 31, 2020	$59,470	$27,847	$286,322

Investment income (loss):
Dividend distributions	—	1,424	8,670
Investment Expenses:
Mortality and expense risk and administrative charges	(283)	(283)	(4,312)

Net investment income (loss)	(283)	1,141	4,358

Increase (decrease) in net assets from operations:
Capital gain distributions	780	—	23
Realized capital gain (loss) on investments	45	(59)	8,238
Change in unrealized appreciation (depreciation)	(209)	129	65,717

Net gain (loss) on investments	616	70	73,978

Net increase (decrease) in net assets from operations	333	1,211	78,336

Contract owner transactions:
Variable annuity deposits	—	—	14
Terminations, withdrawals and annuity payments	(1,508)	(251)	(20,175)
Transfers between subaccounts, net	—	—	95,493
Maintenance charges and mortality adjustments	(151)	(41)	(1,541)

Increase (decrease) in net assets from contract transactions	(1,659)	(292)	73,791

Total increase (decrease) in net assets	(1,326)	919	152,127

Net assets as of December 31, 2021	$58,144	$28,766	$438,449

Investment income (loss):
Dividend distributions	1,530	1,732	5,064
Investment Expenses:
Mortality and expense risk and administrative charges	(280)	(230)	(4,484)

Net investment income (loss)	1,250	1,502	580

Increase (decrease) in net assets from operations:
Capital gain distributions	303	—	35,322
Realized capital gain (loss) on investments	180	(72)	9,769
Change in unrealized appreciation (depreciation)	4,592	(4,444)	(56,743)

Net gain (loss) on investments	5,075	(4,516)	(11,652)

Net increase (decrease) in net assets from operations	6,325	(3,014)	(11,072)

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(1,678)	(20)	(13,133)
Transfers between subaccounts, net	4,558	—	(29,035)
Maintenance charges and mortality adjustments	(212)	(69)	(1,488)

Increase (decrease) in net assets from contract transactions	2,668	(89)	(43,656)

Total increase (decrease) in net assets	8,993	(3,103)	(54,728)

Net assets as of December 31, 2022	$67,137	$25,663	$383,721

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	Guggenheim VIF Long Short Equity	Guggenheim VIF Multi-Hedge Strategies	Guggenheim VIF Small Cap Value
Net assets as of December 31, 2020	$84,614	$201,840	$46,708

Investment income (loss):
Dividend distributions	584	—	409
Investment Expenses:
Mortality and expense risk and administrative charges	(763)	(1,865)	(391)

Net investment income (loss)	(179)	(1,865)	18

Increase (decrease) in net assets from operations:
Capital gain distributions	—	7,529	—
Realized capital gain (loss) on investments	2,125	880	1,256
Change in unrealized appreciation (depreciation)	16,966	6,114	8,725

Net gain (loss) on investments	19,091	14,523	9,981

Net increase (decrease) in net assets from operations	18,912	12,658	9,999

Contract owner transactions:
Variable annuity deposits	—	30	—
Terminations, withdrawals and annuity payments	(5,633)	(6,477)	(5,948)
Transfers between subaccounts, net	5,781	88,180	1,452
Maintenance charges and mortality adjustments	(150)	(469)	(137)

Increase (decrease) in net assets from contract transactions	(2)	81,264	(4,633)

Total increase (decrease) in net assets	18,910	93,922	5,366

Net assets as of December 31, 2021	$103,524	$295,762	$52,074

Investment income (loss):
Dividend distributions	360	3,294	333
Investment Expenses:
Mortality and expense risk and administrative charges	(647)	(1,681)	(340)

Net investment income (loss)	(287)	1,613	(7)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	2,862	2,400
Realized capital gain (loss) on investments	603	(5,897)	708
Change in unrealized appreciation (depreciation)	(15,180)	(8,419)	(6,020)

Net gain (loss) on investments	(14,577)	(11,454)	(2,912)

Net increase (decrease) in net assets from operations	(14,864)	(9,841)	(2,919)

Contract owner transactions:
Variable annuity deposits	—	30	—
Terminations, withdrawals and annuity payments	(5,853)	(6,843)	(2,125)
Transfers between subaccounts, net	(9,285)	(83,537)	14,836
Maintenance charges and mortality adjustments	(159)	(548)	(137)

Increase (decrease) in net assets from contract transactions	(15,297)	(90,898)	12,574

Total increase (decrease) in net assets	(30,161)	(100,739)	9,655

Net assets as of December 31, 2022	$73,363	$195,023	$61,729

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	Guggenheim VIF SMid Cap Value	Guggenheim VIF StylePlus Large Core	Guggenheim VIF StylePlus Large Growth
Net assets as of December 31, 2020	$28,264	$21,799	$48,961

Investment income (loss):
Dividend distributions	550	158	318
Investment Expenses:
Mortality and expense risk and administrative charges	(316)	(57)	(574)

Net investment income (loss)	234	101	(256)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	2,197	10,983
Realized capital gain (loss) on investments	1,313	956	6,271
Change in unrealized appreciation (depreciation)	5,300	2,412	(1,845)

Net gain (loss) on investments	6,613	5,565	15,409

Net increase (decrease) in net assets from operations	6,847	5,666	15,153

Contract owner transactions:
Variable annuity deposits	—	55	56,681
Terminations, withdrawals and annuity payments	(25)	(3,035)	(228)
Transfers between subaccounts, net	(440)	—	(58,934)
Maintenance charges and mortality adjustments	(101)	(46)	(44)

Increase (decrease) in net assets from contract transactions	(566)	(3,026)	(2,525)

Total increase (decrease) in net assets	6,281	2,640	12,628

Net assets as of December 31, 2021	$34,545	$24,439	$61,589

Investment income (loss):
Dividend distributions	329	114	200
Investment Expenses:
Mortality and expense risk and administrative charges	(368)	(41)	(439)

Net investment income (loss)	(39)	73	(239)

Increase (decrease) in net assets from operations:
Capital gain distributions	4,109	5,381	11,336
Realized capital gain (loss) on investments	302	(4,311)	(118)
Change in unrealized appreciation (depreciation)	(6,035)	(7,632)	(30,223)

Net gain (loss) on investments	(1,624)	(6,562)	(19,005)

Net increase (decrease) in net assets from operations	(1,663)	(6,489)	(19,244)

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(136)	(17,912)	(218)
Transfers between subaccounts, net	5,506	(7)	—
Maintenance charges and mortality adjustments	(116)	(31)	(94)

Increase (decrease) in net assets from contract transactions	5,254	(17,950)	(312)

Total increase (decrease) in net assets	3,591	(24,439)	(19,556)

Net assets as of December 31, 2022	$38,136	$—	$42,033

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	Guggenheim VIF StylePlus Mid Growth	Guggenheim VIF StylePlus Small Growth	Guggenheim VIF Total Return Bond
Net assets as of December 31, 2020	$49,352	$—	$451,702

Investment income (loss):
Dividend distributions	160	—	7,170
Investment Expenses:
Mortality and expense risk and administrative charges	(406)	(1)	(4,243)

Net investment income (loss)	(246)	(1)	2,927

Increase (decrease) in net assets from operations:
Capital gain distributions	4,197	—	11,684
Realized capital gain (loss) on investments	6,487	550	2,581
Change in unrealized appreciation (depreciation)	(5,315)	—	(23,880)

Net gain (loss) on investments	5,369	550	(9,615)

Net increase (decrease) in net assets from operations	5,123	549	(6,688)

Contract owner transactions:
Variable annuity deposits	—	14,170	—
Terminations, withdrawals and annuity payments	(179)	—	(25,357)
Transfers between subaccounts, net	(21,664)	(14,719)	40,445
Maintenance charges and mortality adjustments	(21)	—	(225)

Increase (decrease) in net assets from contract transactions	(21,864)	(549)	14,863

Total increase (decrease) in net assets	(16,741)	—	8,175

Net assets as of December 31, 2021	$32,611	$—	$459,877

Investment income (loss):
Dividend distributions	93	—	11,693
Investment Expenses:
Mortality and expense risk and administrative charges	(668)	—	(3,254)

Net investment income (loss)	(575)	—	8,439

Increase (decrease) in net assets from operations:
Capital gain distributions	6,733	—	923
Realized capital gain (loss) on investments	(887)	—	(2,875)
Change in unrealized appreciation (depreciation)	(17,086)	—	(82,906)

Net gain (loss) on investments	(11,240)	—	(84,858)

Net increase (decrease) in net assets from operations	(11,815)	—	(76,419)

Contract owner transactions:
Variable annuity deposits	—	—	911
Terminations, withdrawals and annuity payments	(4,920)	—	(23,817)
Transfers between subaccounts, net	83,780	—	6,107
Maintenance charges and mortality adjustments	(151)	—	(517)

Increase (decrease) in net assets from contract transactions	78,709	—	(17,316)

Total increase (decrease) in net assets	66,894	—	(93,735)

Net assets as of December 31, 2022	$99,505	$—	$366,142

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	Guggenheim VIF World Equity Income	Invesco Oppenheimer V.I. International Growth Fund	Invesco V.I. American Franchise Series I
Net assets as of December 31, 2020	$59,762	$516,893	$87,960

Investment income (loss):
Dividend distributions	829	—	—
Investment Expenses:
Mortality and expense risk and administrative charges	(675)	(1,829)	(1,362)

Net investment income (loss)	154	(1,829)	(1,362)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	47,595	11,371
Realized capital gain (loss) on investments	4,406	7,833	6,940
Change in unrealized appreciation (depreciation)	6,638	(3,001)	(10,774)

Net gain (loss) on investments	11,044	52,427	7,537

Net increase (decrease) in net assets from operations	11,198	50,598	6,175

Contract owner transactions:
Variable annuity deposits	12,649	21	12,758
Terminations, withdrawals and annuity payments	(25,961)	(9,719)	(22,976)
Transfers between subaccounts, net	8,342	(16,663)	3,609
Maintenance charges and mortality adjustments	(165)	(625)	(25)

Increase (decrease) in net assets from contract transactions	(5,135)	(26,986)	(6,634)

Total increase (decrease) in net assets	6,063	23,612	(459)

Net assets as of December 31, 2021	$65,825	$540,505	$87,501

Investment income (loss):
Dividend distributions	1,332	—	—
Investment Expenses:
Mortality and expense risk and administrative charges	(627)	(1,278)	(964)

Net investment income (loss)	705	(1,278)	(964)

Increase (decrease) in net assets from operations:
Capital gain distributions	12,393	71,210	18,145
Realized capital gain (loss) on investments	1,353	(13)	(43)
Change in unrealized appreciation (depreciation)	(20,648)	(215,255)	(43,672)

Net gain (loss) on investments	(6,902)	(144,058)	(25,570)

Net increase (decrease) in net assets from operations	(6,197)	(145,336)	(26,534)

Contract owner transactions:
Variable annuity deposits	(346)	263	(649)
Terminations, withdrawals and annuity payments	(11,381)	(12,279)	(5,476)
Transfers between subaccounts, net	(465)	(4,762)	(471)
Maintenance charges and mortality adjustments	4,797	(556)	4,432

Increase (decrease) in net assets from contract transactions	(7,395)	(17,334)	(2,164)

Total increase (decrease) in net assets	(13,592)	(162,670)	(28,698)

Net assets as of December 31, 2022	$52,233	$377,835	$58,803

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	Invesco V.I. American Value	Invesco V.I. Balanced-Risk Allocation	Invesco V.I. Comstock
Net assets as of December 31, 2020	$2,194	$30,787	$—

Investment income (loss):
Dividend distributions	32	1,012	1,494
Investment Expenses:
Mortality and expense risk and administrative charges	(91)	(83)	(1,064)

Net investment income (loss)	(59)	929	430

Increase (decrease) in net assets from operations:
Capital gain distributions	—	1,088	—
Realized capital gain (loss) on investments	2	3	151
Change in unrealized appreciation (depreciation)	1,143	780	10,518

Net gain (loss) on investments	1,145	1,871	10,669

Net increase (decrease) in net assets from operations	1,086	2,800	11,099

Contract owner transactions:
Variable annuity deposits	11,206	—	—
Terminations, withdrawals and annuity payments	—	(87)	(915)
Transfers between subaccounts, net	—	800	88,430
Maintenance charges and mortality adjustments	(2)	(66)	(290)

Increase (decrease) in net assets from contract transactions	11,204	647	87,225

Total increase (decrease) in net assets	12,290	3,447	98,324

Net assets as of December 31, 2021	$14,484	$34,234	$98,324

Investment income (loss):
Dividend distributions	51	2,240	3,844
Investment Expenses:
Mortality and expense risk and administrative charges	(144)	(78)	(3,317)

Net investment income (loss)	(93)	2,162	527

Increase (decrease) in net assets from operations:
Capital gain distributions	2,080	1,084	8,765
Realized capital gain (loss) on investments	—	(165)	21
Change in unrealized appreciation (depreciation)	(2,621)	(8,141)	(15,425)

Net gain (loss) on investments	(541)	(7,222)	(6,639)

Net increase (decrease) in net assets from operations	(634)	(5,060)	(6,112)

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(2,600)	(71)	(4,085)
Transfers between subaccounts, net	—	(625)	194,927
Maintenance charges and mortality adjustments	(23)	(62)	(1,204)

Increase (decrease) in net assets from contract transactions	(2,623)	(758)	189,638

Total increase (decrease) in net assets	(3,257)	(5,818)	183,526

Net assets as of December 31, 2022	$11,227	$28,416	$281,850

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	Invesco V.I. Core Equity	Invesco V.I. Discovery Mid Cap Growth	Invesco V.I. Equally-Weighted S&P 500_(b)
Net assets as of December 31, 2020	$54,523	$—	$—

Investment income (loss):
Dividend distributions	286	—	—
Investment Expenses:
Mortality and expense risk and administrative charges	(157)	(33)	—

Net investment income (loss)	129	(33)	—

Increase (decrease) in net assets from operations:
Capital gain distributions	1,458	1,014	—
Realized capital gain (loss) on investments	6	(1)	—
Change in unrealized appreciation (depreciation)	13,163	(589)	—

Net gain (loss) on investments	14,627	424	—

Net increase (decrease) in net assets from operations	14,756	391	—

Contract owner transactions:
Variable annuity deposits	—	8,685	—
Terminations, withdrawals and annuity payments	—	—	—
Transfers between subaccounts, net	—	—	—
Maintenance charges and mortality adjustments	—	—	—

Increase (decrease) in net assets from contract transactions	—	8,685	—

Total increase (decrease) in net assets	14,756	9,076	—

Net assets as of December 31, 2021	$69,279	$9,076	$—

Investment income (loss):
Dividend distributions	372	—	124
Investment Expenses:
Mortality and expense risk and administrative charges	(146)	(134)	(123)

Net investment income (loss)	226	(134)	1

Increase (decrease) in net assets from operations:
Capital gain distributions	9,341	3,302	837
Realized capital gain (loss) on investments	(14)	(68)	(9)
Change in unrealized appreciation (depreciation)	(24,068)	(7,346)	(1,438)

Net gain (loss) on investments	(14,741)	(4,112)	(610)

Net increase (decrease) in net assets from operations	(14,515)	(4,246)	(609)

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	—	—	—
Transfers between subaccounts, net	—	5,001	15,330
Maintenance charges and mortality adjustments	—	(21)	(20)

Increase (decrease) in net assets from contract transactions	—	4,980	15,310

Total increase (decrease) in net assets	(14,515)	734	14,701

Net assets as of December 31, 2022	$54,764	$9,810	$14,701

(b)	Merger. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	Invesco V.I. Equity and Income	Invesco V.I. EVQ International Equity Fund_(a)	Invesco V.I. Global
Net assets as of December 31, 2020	$51,041	$580,919	$136,808

Investment income (loss):
Dividend distributions	1,273	4,503	—
Investment Expenses:
Mortality and expense risk and administrative charges	(1,018)	(5,501)	(1,063)

Net investment income (loss)	255	(998)	(1,063)

Increase (decrease) in net assets from operations:
Capital gain distributions	760	29,014	7,914
Realized capital gain (loss) on investments	336	50,842	383
Change in unrealized appreciation (depreciation)	8,002	(51,959)	12,384

Net gain (loss) on investments	9,098	27,897	20,681

Net increase (decrease) in net assets from operations	9,353	26,899	19,618

Contract owner transactions:
Variable annuity deposits	—	6	—
Terminations, withdrawals and annuity payments	(3,074)	(24,427)	—
Transfers between subaccounts, net	21,714	(159,971)	—
Maintenance charges and mortality adjustments	(13)	(2,148)	(542)

Increase (decrease) in net assets from contract transactions	18,627	(186,540)	(542)

Total increase (decrease) in net assets	27,980	(159,641)	19,076

Net assets as of December 31, 2021	$79,021	$421,278	$155,884

Investment income (loss):
Dividend distributions	1,033	4,814	—
Investment Expenses:
Mortality and expense risk and administrative charges	(902)	(3,954)	(733)

Net investment income (loss)	131	860	(733)

Increase (decrease) in net assets from operations:
Capital gain distributions	9,534	37,654	20,534
Realized capital gain (loss) on investments	41	201	(89)
Change in unrealized appreciation (depreciation)	(16,644)	(120,581)	(70,123)

Net gain (loss) on investments	(7,069)	(82,726)	(49,678)

Net increase (decrease) in net assets from operations	(6,938)	(81,866)	(50,411)

Contract owner transactions:
Variable annuity deposits	—	2,362	—
Terminations, withdrawals and annuity payments	(3,252)	(36,322)	—
Transfers between subaccounts, net	—	11,224	—
Maintenance charges and mortality adjustments	(143)	6,864	(515)

Increase (decrease) in net assets from contract transactions	(3,395)	(15,872)	(515)

Total increase (decrease) in net assets	(10,333)	(97,738)	(50,926)

Net assets as of December 31, 2022	$68,688	$323,540	$104,958

(a)	Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	Invesco V.I. Global Real Estate	Invesco V.I. Global Strategic Income	Invesco V.I. Government Securities
Net assets as of December 31, 2020	$32,602	$122,269	$2,776

Investment income (loss):
Dividend distributions	1,004	5,458	50
Investment Expenses:
Mortality and expense risk and administrative charges	(94)	(1,565)	(32)

Net investment income (loss)	910	3,893	18

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	1	(111)	(7)
Change in unrealized appreciation (depreciation)	7,396	(9,704)	(102)

Net gain (loss) on investments	7,397	(9,815)	(109)

Net increase (decrease) in net assets from operations	8,307	(5,922)	(91)

Contract owner transactions:
Variable annuity deposits	—	8,685	—
Terminations, withdrawals and annuity payments	(70)	—	(540)
Transfers between subaccounts, net	969	—	—
Maintenance charges and mortality adjustments	(76)	(402)	(33)

Increase (decrease) in net assets from contract transactions	823	8,283	(573)

Total increase (decrease) in net assets	9,130	2,361	(664)

Net assets as of December 31, 2021	$41,732	$124,630	$2,112

Investment income (loss):
Dividend distributions	914	—	26
Investment Expenses:
Mortality and expense risk and administrative charges	(87)	(1,259)	(22)

Net investment income (loss)	827	(1,259)	4

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(16)	(397)	(69)
Change in unrealized appreciation (depreciation)	(11,361)	(14,180)	(154)

Net gain (loss) on investments	(11,377)	(14,577)	(223)

Net increase (decrease) in net assets from operations	(10,550)	(15,836)	(219)

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(57)	—	(527)
Transfers between subaccounts, net	284	—	—
Maintenance charges and mortality adjustments	(69)	(481)	(27)

Increase (decrease) in net assets from contract transactions	158	(481)	(554)

Total increase (decrease) in net assets	(10,392)	(16,317)	(773)

Net assets as of December 31, 2022	$31,340	$108,313	$1,339

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	Invesco V.I. Health Care	Invesco V.I. Main Street Mid Cap Fund®	Invesco V.I. Main Street Small Cap Fund®
Net assets as of December 31, 2020	$24,174	$346,024	$709,617

Investment income (loss):
Dividend distributions	1	806	1,442
Investment Expenses:
Mortality and expense risk and administrative charges	(364)	(3,747)	(6,041)

Net investment income (loss)	(363)	(2,941)	(4,599)

Increase (decrease) in net assets from operations:
Capital gain distributions	2,894	—	50,419
Realized capital gain (loss) on investments	67	11,837	24,163
Change in unrealized appreciation (depreciation)	(81)	43,235	80,500

Net gain (loss) on investments	2,880	55,072	155,082

Net increase (decrease) in net assets from operations	2,517	52,131	150,483

Contract owner transactions:
Variable annuity deposits	12	—	12
Terminations, withdrawals and annuity payments	—	(37,779)	(18,790)
Transfers between subaccounts, net	—	(324,349)	(29,950)
Maintenance charges and mortality adjustments	(88)	(1,851)	(1,365)

Increase (decrease) in net assets from contract transactions	(76)	(363,979)	(50,093)

Total increase (decrease) in net assets	2,441	(311,848)	100,390

Net assets as of December 31, 2021	$26,615	$34,176	$810,007

Investment income (loss):
Dividend distributions	—	59	1,745
Investment Expenses:
Mortality and expense risk and administrative charges	(684)	(731)	(4,984)

Net investment income (loss)	(684)	(672)	(3,239)

Increase (decrease) in net assets from operations:
Capital gain distributions	8,747	18,014	81,755
Realized capital gain (loss) on investments	(60)	(290)	1,747
Change in unrealized appreciation (depreciation)	(13,166)	(23,778)	(214,669)

Net gain (loss) on investments	(4,479)	(6,054)	(131,167)

Net increase (decrease) in net assets from operations	(5,163)	(6,726)	(134,406)

Contract owner transactions:
Variable annuity deposits	37,676	37,258	(976)
Terminations, withdrawals and annuity payments	—	(307)	(28,139)
Transfers between subaccounts, net	—	(1,986)	1,782
Maintenance charges and mortality adjustments	(171)	16,236	905

Increase (decrease) in net assets from contract transactions	37,505	51,201	(26,428)

Total increase (decrease) in net assets	32,342	44,475	(160,834)

Net assets as of December 31, 2022	$58,957	$78,651	$649,173

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	Invesco V.I. S&P 500 Index_(b)	Invesco V.I. Small Cap Equity	Janus Henderson VIT Enterprise
Net assets as of December 31, 2020	$—	$57,665	$321,361

Investment income (loss):
Dividend distributions	169	2	825
Investment Expenses:
Mortality and expense risk and administrative charges	(73)	(627)	(4,071)

Net investment income (loss)	96	(625)	(3,246)

Increase (decrease) in net assets from operations:
Capital gain distributions	1,744	3,534	31,125
Realized capital gain (loss) on investments	(3)	1,184	5,009
Change in unrealized appreciation (depreciation)	(765)	6,647	15,403

Net gain (loss) on investments	976	11,365	51,537

Net increase (decrease) in net assets from operations	1,072	10,740	48,291

Contract owner transactions:
Variable annuity deposits	16,661	—	18
Terminations, withdrawals and annuity payments	—	(122)	(6,998)
Transfers between subaccounts, net	—	(5,131)	(5,810)
Maintenance charges and mortality adjustments	(3)	(53)	(330)

Increase (decrease) in net assets from contract transactions	16,658	(5,306)	(13,120)

Total increase (decrease) in net assets	17,730	5,434	35,171

Net assets as of December 31, 2021	$17,730	$63,099	$356,532

Investment income (loss):
Dividend distributions	179	—	245
Investment Expenses:
Mortality and expense risk and administrative charges	(68)	(463)	(3,163)

Net investment income (loss)	111	(463)	(2,918)

Increase (decrease) in net assets from operations:
Capital gain distributions	2,339	10,716	53,714
Realized capital gain (loss) on investments	(5,606)	(27)	1,027
Change in unrealized appreciation (depreciation)	765	(23,618)	(111,733)

Net gain (loss) on investments	(2,502)	(12,929)	(56,992)

Net increase (decrease) in net assets from operations	(2,391)	(13,392)	(59,910)

Contract owner transactions:
Variable annuity deposits	—	—	18
Terminations, withdrawals and annuity payments	—	(100)	(6,418)
Transfers between subaccounts, net	(15,328)	1,593	3,052
Maintenance charges and mortality adjustments	(11)	(103)	(632)

Increase (decrease) in net assets from contract transactions	(15,339)	1,390	(3,980)

Total increase (decrease) in net assets	(17,730)	(12,002)	(63,890)

Net assets as of December 31, 2022	$—	$51,097	$292,642

(b)	Merger. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	Janus Henderson VIT Forty	Janus Henderson VIT Mid Cap Value	Janus Henderson VIT Overseas
Net assets as of December 31, 2020	$115,702	$109,059	$49,099

Investment income (loss):
Dividend distributions	—	441	615
Investment Expenses:
Mortality and expense risk and administrative charges	(1,582)	(316)	(732)

Net investment income (loss)	(1,582)	125	(117)

Increase (decrease) in net assets from operations:
Capital gain distributions	13,798	—	—
Realized capital gain (loss) on investments	27,338	834	153
Change in unrealized appreciation (depreciation)	(23,944)	20,383	5,953

Net gain (loss) on investments	17,192	21,217	6,106

Net increase (decrease) in net assets from operations	15,610	21,342	5,989

Contract owner transactions:
Variable annuity deposits	8,665	—	—
Terminations, withdrawals and annuity payments	(25,775)	(5,632)	—
Transfers between subaccounts, net	(104,204)	26,412	10,831
Maintenance charges and mortality adjustments	(333)	(39)	(39)

Increase (decrease) in net assets from contract transactions	(121,647)	20,741	10,792

Total increase (decrease) in net assets	(106,037)	42,083	16,781

Net assets as of December 31, 2021	$9,665	$151,142	$65,880

Investment income (loss):
Dividend distributions	4	1,366	1,231
Investment Expenses:
Mortality and expense risk and administrative charges	(90)	(316)	(625)

Net investment income (loss)	(86)	1,050	606

Increase (decrease) in net assets from operations:
Capital gain distributions	1,199	10,641	—
Realized capital gain (loss) on investments	(13)	643	74
Change in unrealized appreciation (depreciation)	(4,438)	(22,191)	(6,570)

Net gain (loss) on investments	(3,252)	(10,907)	(6,496)

Net increase (decrease) in net assets from operations	(3,338)	(9,857)	(5,890)

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	—	(6,747)	(96)
Transfers between subaccounts, net	—	(37,087)	20,060
Maintenance charges and mortality adjustments	(14)	(39)	(154)

Increase (decrease) in net assets from contract transactions	(14)	(43,873)	19,810

Total increase (decrease) in net assets	(3,352)	(53,730)	13,920

Net assets as of December 31, 2022	$6,313	$97,412	$79,800

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	Janus Henderson VIT Research	JPMorgan Insurance Trust Core Bond Portfolio	JPMorgan Insurance Trust Small Cap Core Portfolio
Net assets as of December 31, 2020	$297,563	$103,714	$50,887

Investment income (loss):
Dividend distributions	12	1,984	175
Investment Expenses:
Mortality and expense risk and administrative charges	(598)	(746)	(856)

Net investment income (loss)	(586)	1,238	(681)

Increase (decrease) in net assets from operations:
Capital gain distributions	3,817	1,619	1,473
Realized capital gain (loss) on investments	59,479	33	190
Change in unrealized appreciation (depreciation)	(38,234)	(5,284)	8,846

Net gain (loss) on investments	25,062	(3,632)	10,509

Net increase (decrease) in net assets from operations	24,476	(2,394)	9,828

Contract owner transactions:
Variable annuity deposits	43	—	—
Terminations, withdrawals and annuity payments	(241,668)	(435)	—
Transfers between subaccounts, net	—	16,039	—
Maintenance charges and mortality adjustments	(118)	(156)	(179)

Increase (decrease) in net assets from contract transactions	(241,743)	15,448	(179)

Total increase (decrease) in net assets	(217,267)	13,054	9,649

Net assets as of December 31, 2021	$80,296	$116,768	$60,536

Investment income (loss):
Dividend distributions	—	1,832	44
Investment Expenses:
Mortality and expense risk and administrative charges	(308)	(606)	(639)

Net investment income (loss)	(308)	1,226	(595)

Increase (decrease) in net assets from operations:
Capital gain distributions	12,478	553	10,784
Realized capital gain (loss) on investments	(2,487)	(792)	(128)
Change in unrealized appreciation (depreciation)	(35,253)	(16,436)	(22,487)

Net gain (loss) on investments	(25,262)	(16,675)	(11,831)

Net increase (decrease) in net assets from operations	(25,570)	(15,449)	(12,426)

Contract owner transactions:
Variable annuity deposits	—	23,306	7,790
Terminations, withdrawals and annuity payments	(8,082)	(24,831)	(8,169)
Transfers between subaccounts, net	5,289	(3,268)	—
Maintenance charges and mortality adjustments	(126)	(179)	(234)

Increase (decrease) in net assets from contract transactions	(2,919)	(4,972)	(613)

Total increase (decrease) in net assets	(28,489)	(20,421)	(13,039)

Net assets as of December 31, 2022	$51,807	$96,347	$47,497

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	JPMorgan Insurance Trust US Equity Portfolio	Lord Abbett Series Bond-Debenture VC	Lord Abbett Series Developing Growth VC
Net assets as of December 31, 2020	$—	$464,715	$138,287

Investment income (loss):
Dividend distributions	—	14,312	—
Investment Expenses:
Mortality and expense risk and administrative charges	—	(5,418)	(1,370)

Net investment income (loss)	—	8,894	(1,370)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	7,572	33,339
Realized capital gain (loss) on investments	—	643	528
Change in unrealized appreciation (depreciation)	—	(7,388)	(37,560)

Net gain (loss) on investments	—	827	(3,693)

Net increase (decrease) in net assets from operations	—	9,721	(5,063)

Contract owner transactions:
Variable annuity deposits	—	30	—
Terminations, withdrawals and annuity payments	—	(5,667)	(50)
Transfers between subaccounts, net	—	4,367	—
Maintenance charges and mortality adjustments	—	(1,038)	(352)

Increase (decrease) in net assets from contract transactions	—	(2,308)	(402)

Total increase (decrease) in net assets	—	7,413	(5,465)

Net assets as of December 31, 2021	$—	$472,128	$132,822

Investment income (loss):
Dividend distributions	19	19,231	—
Investment Expenses:
Mortality and expense risk and administrative charges	(107)	(4,215)	(796)

Net investment income (loss)	(88)	15,016	(796)

Increase (decrease) in net assets from operations:
Capital gain distributions	1,289	1,169	—
Realized capital gain (loss) on investments	(29)	(1,397)	(429)
Change in unrealized appreciation (depreciation)	(3,036)	(79,056)	(47,248)

Net gain (loss) on investments	(1,776)	(79,284)	(47,677)

Net increase (decrease) in net assets from operations	(1,864)	(64,268)	(48,473)

Contract owner transactions:
Variable annuity deposits	—	8,233	—
Terminations, withdrawals and annuity payments	—	(13,477)	(34)
Transfers between subaccounts, net	10,000	10,087	—
Maintenance charges and mortality adjustments	(17)	(1,275)	(331)

Increase (decrease) in net assets from contract transactions	9,983	3,568	(365)

Total increase (decrease) in net assets	8,119	(60,700)	(48,838)

Net assets as of December 31, 2022	$8,119	$411,428	$83,984

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	Lord Abbett Series Growth and Income VC	Lord Abbett Series Growth Opportunities VC	Lord Abbett Series Total Return VC
Net assets as of December 31, 2020	$76,311	$60,162	$171,156

Investment income (loss):
Dividend distributions	942	—	3,061
Investment Expenses:
Mortality and expense risk and administrative charges	(1,272)	(146)	(413)

Net investment income (loss)	(330)	(146)	2,648

Increase (decrease) in net assets from operations:
Capital gain distributions	9,659	12,565	1,123
Realized capital gain (loss) on investments	160	871	464
Change in unrealized appreciation (depreciation)	11,212	(10,217)	(5,026)

Net gain (loss) on investments	21,031	3,219	(3,439)

Net increase (decrease) in net assets from operations	20,701	3,073	(791)

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	—	(6,760)	(2,635)
Transfers between subaccounts, net	—	—	(11,007)
Maintenance charges and mortality adjustments	(326)	(117)	(77)

Increase (decrease) in net assets from contract transactions	(326)	(6,877)	(13,719)

Total increase (decrease) in net assets	20,375	(3,804)	(14,510)

Net assets as of December 31, 2021	$96,686	$56,358	$156,646

Investment income (loss):
Dividend distributions	1,158	—	4,444
Investment Expenses:
Mortality and expense risk and administrative charges	(1,098)	(106)	(337)

Net investment income (loss)	60	(106)	4,107

Increase (decrease) in net assets from operations:
Capital gain distributions	7,039	5,432	291
Realized capital gain (loss) on investments	(15)	(208)	(396)
Change in unrealized appreciation (depreciation)	(17,294)	(23,493)	(25,488)

Net gain (loss) on investments	(10,270)	(18,269)	(25,593)

Net increase (decrease) in net assets from operations	(10,210)	(18,375)	(21,486)

Contract owner transactions:
Variable annuity deposits	—	—	46
Terminations, withdrawals and annuity payments	—	(367)	(3,243)
Transfers between subaccounts, net	—	—	(5,234)
Maintenance charges and mortality adjustments	(478)	(82)	(51)

Increase (decrease) in net assets from contract transactions	(478)	(449)	(8,482)

Total increase (decrease) in net assets	(10,688)	(18,824)	(29,968)

Net assets as of December 31, 2022	$85,998	$37,534	$126,678

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	MFS® VIT Emerging Markets Equity	MFS® VIT Global Tactical Allocation	MFS® VIT II Research International
Net assets as of December 31, 2020	$44,462	$41,168	$120,125

Investment income (loss):
Dividend distributions	120	330	870
Investment Expenses:
Mortality and expense risk and administrative charges	(112)	(609)	(1,852)

Net investment income (loss)	8	(279)	(982)

Increase (decrease) in net assets from operations:
Capital gain distributions	4	1,919	6,258
Realized capital gain (loss) on investments	94	(5)	250
Change in unrealized appreciation (depreciation)	(3,300)	(1,181)	6,087

Net gain (loss) on investments	(3,202)	733	12,595

Net increase (decrease) in net assets from operations	(3,194)	454	11,613

Contract owner transactions:
Variable annuity deposits	—	600	—
Terminations, withdrawals and annuity payments	(401)	—	—
Transfers between subaccounts, net	—	—	—
Maintenance charges and mortality adjustments	(9)	(7)	(22)

Increase (decrease) in net assets from contract transactions	(410)	593	(22)

Total increase (decrease) in net assets	(3,604)	1,047	11,591

Net assets as of December 31, 2021	$40,858	$42,215	$131,716

Investment income (loss):
Dividend distributions	1,194	757	924
Investment Expenses:
Mortality and expense risk and administrative charges	(76)	(521)	(1,144)

Net investment income (loss)	1,118	236	(220)

Increase (decrease) in net assets from operations:
Capital gain distributions	2,128	2,651	1,293
Realized capital gain (loss) on investments	477	(82)	(2,432)
Change in unrealized appreciation (depreciation)	(10,973)	(6,910)	(22,503)

Net gain (loss) on investments	(8,368)	(4,341)	(23,642)

Net increase (decrease) in net assets from operations	(7,250)	(4,105)	(23,862)

Contract owner transactions:
Variable annuity deposits	—	600	771
Terminations, withdrawals and annuity payments	(415)	—	(53,717)
Transfers between subaccounts, net	(4,620)	30,171	—
Maintenance charges and mortality adjustments	(1)	(83)	(176)

Increase (decrease) in net assets from contract transactions	(5,036)	30,688	(53,122)

Total increase (decrease) in net assets	(12,286)	26,583	(76,984)

Net assets as of December 31, 2022	$28,572	$68,798	$54,732

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	MFS® VIT International Intrinsic Value	MFS® VIT New Discovery	MFS® VIT Research
Net assets as of December 31, 2020	$301,621	$75,771	$50,849

Investment income (loss):
Dividend distributions	432	—	192
Investment Expenses:
Mortality and expense risk and administrative charges	(2,059)	(470)	(828)

Net investment income (loss)	(1,627)	(470)	(636)

Increase (decrease) in net assets from operations:
Capital gain distributions	8,376	14,168	3,319
Realized capital gain (loss) on investments	3,661	461	187
Change in unrealized appreciation (depreciation)	18,686	(14,110)	8,682

Net gain (loss) on investments	30,723	519	12,188

Net increase (decrease) in net assets from operations	29,096	49	11,552

Contract owner transactions:
Variable annuity deposits	24	16	—
Terminations, withdrawals and annuity payments	(10,152)	(1,480)	—
Transfers between subaccounts, net	18,511	8,124	—
Maintenance charges and mortality adjustments	(187)	(196)	(8)

Increase (decrease) in net assets from contract transactions	8,196	6,464	(8)

Total increase (decrease) in net assets	37,292	6,513	11,544

Net assets as of December 31, 2021	$338,913	$82,284	$62,393

Investment income (loss):
Dividend distributions	1,171	—	101
Investment Expenses:
Mortality and expense risk and administrative charges	(1,471)	(326)	(651)

Net investment income (loss)	(300)	(326)	(550)

Increase (decrease) in net assets from operations:
Capital gain distributions	10,315	24,299	6,706
Realized capital gain (loss) on investments	5,420	(598)	360
Change in unrealized appreciation (depreciation)	(95,152)	(49,644)	(17,860)

Net gain (loss) on investments	(79,417)	(25,943)	(10,794)

Net increase (decrease) in net assets from operations	(79,717)	(26,269)	(11,344)

Contract owner transactions:
Variable annuity deposits	24	—	—
Terminations, withdrawals and annuity payments	(9,142)	(1,114)	(3,572)
Transfers between subaccounts, net	(76,302)	7,283	—
Maintenance charges and mortality adjustments	(301)	(201)	(102)

Increase (decrease) in net assets from contract transactions	(85,721)	5,968	(3,674)

Total increase (decrease) in net assets	(165,438)	(20,301)	(15,018)

Net assets as of December 31, 2022	$173,475	$61,983	$47,375

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	MFS® VIT Total Return	MFS® VIT Utilities	Morgan Stanley VIF Emerging Markets Equity
Net assets as of December 31, 2020	$37,889	$137,494	$118,181

Investment income (loss):
Dividend distributions	661	399	970
Investment Expenses:
Mortality and expense risk and administrative charges	(590)	(473)	(302)

Net investment income (loss)	71	(74)	668

Increase (decrease) in net assets from operations:
Capital gain distributions	2,005	900	—
Realized capital gain (loss) on investments	165	16,276	1,923
Change in unrealized appreciation (depreciation)	2,370	(9,612)	848

Net gain (loss) on investments	4,540	7,564	2,771

Net increase (decrease) in net assets from operations	4,611	7,490	3,439

Contract owner transactions:
Variable annuity deposits	—	412	—
Terminations, withdrawals and annuity payments	(514)	(117,291)	(2,219)
Transfers between subaccounts, net	—	(11)	(7,267)
Maintenance charges and mortality adjustments	(6)	(20)	(66)

Increase (decrease) in net assets from contract transactions	(520)	(116,910)	(9,552)

Total increase (decrease) in net assets	4,091	(109,420)	(6,113)

Net assets as of December 31, 2021	$41,980	$28,074	$112,068

Investment income (loss):
Dividend distributions	567	620	320
Investment Expenses:
Mortality and expense risk and administrative charges	(472)	(352)	(219)

Net investment income (loss)	95	268	101

Increase (decrease) in net assets from operations:
Capital gain distributions	3,374	1,090	9,139
Realized capital gain (loss) on investments	(56)	66	(97)
Change in unrealized appreciation (depreciation)	(8,022)	(1,720)	(37,330)

Net gain (loss) on investments	(4,704)	(564)	(28,288)

Net increase (decrease) in net assets from operations	(4,609)	(296)	(28,187)

Contract owner transactions:
Variable annuity deposits	—	432	113
Terminations, withdrawals and annuity payments	(1,627)	—	(2,469)
Transfers between subaccounts, net	21	6,086	—
Maintenance charges and mortality adjustments	(75)	(75)	(45)

Increase (decrease) in net assets from contract transactions	(1,681)	6,443	(2,401)

Total increase (decrease) in net assets	(6,290)	6,147	(30,588)

Net assets as of December 31, 2022	$35,690	$34,221	$81,480

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	Morningstar Aggressive Growth ETF Asset Allocation Portfolio	Morningstar Balanced ETF Asset Allocation Portfolio	Morningstar Conservative ETF Asset Allocation Portfolio
Net assets as of December 31, 2020	$28,676	$1,358,492	$1,142,292

Investment income (loss):
Dividend distributions	353	19,516	16,205
Investment Expenses:
Mortality and expense risk and administrative charges	(463)	(20,379)	(16,629)

Net investment income (loss)	(110)	(863)	(424)

Increase (decrease) in net assets from operations:
Capital gain distributions	700	56,479	30,731
Realized capital gain (loss) on investments	100	1,677	758
Change in unrealized appreciation (depreciation)	4,075	68,104	(21,873)

Net gain (loss) on investments	4,875	126,260	9,616

Net increase (decrease) in net assets from operations	4,765	125,397	9,192

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	—	(1,744)	(2,266)
Transfers between subaccounts, net	—	—	—
Maintenance charges and mortality adjustments	(93)	(1,378)	(1,082)

Increase (decrease) in net assets from contract transactions	(93)	(3,122)	(3,348)

Total increase (decrease) in net assets	4,672	122,275	5,844

Net assets as of December 31, 2021	$33,348	$1,480,767	$1,148,136

Investment income (loss):
Dividend distributions	446	21,838	15,010
Investment Expenses:
Mortality and expense risk and administrative charges	(370)	(15,792)	(12,806)

Net investment income (loss)	76	6,046	2,204

Increase (decrease) in net assets from operations:
Capital gain distributions	1,053	59,465	34,760
Realized capital gain (loss) on investments	46	(2,165)	(3,667)
Change in unrealized appreciation (depreciation)	(5,923)	(267,048)	(179,456)

Net gain (loss) on investments	(4,824)	(209,748)	(148,363)

Net increase (decrease) in net assets from operations	(4,748)	(203,702)	(146,159)

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	—	(41,244)	(34,868)
Transfers between subaccounts, net	(1)	(38)	(143)
Maintenance charges and mortality adjustments	(139)	(3,525)	(2,841)

Increase (decrease) in net assets from contract transactions	(140)	(44,807)	(37,852)

Total increase (decrease) in net assets	(4,888)	(248,509)	(184,011)

Net assets as of December 31, 2022	$28,460	$1,232,258	$964,125

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	Morningstar Growth ETF Asset Allocation Portfolio	Morningstar Income and Growth ETF Asset Allocation Portfolio	Neuberger Berman AMT Sustainable Equity
Net assets as of December 31, 2020	$496,179	$67,176	$291,649

Investment income (loss):
Dividend distributions	6,686	974	1,218
Investment Expenses:
Mortality and expense risk and administrative charges	(7,834)	(1,004)	(4,041)

Net investment income (loss)	(1,148)	(30)	(2,823)

Increase (decrease) in net assets from operations:
Capital gain distributions	19,243	2,109	6,229
Realized capital gain (loss) on investments	1,249	179	4,075
Change in unrealized appreciation (depreciation)	46,209	1,043	55,351

Net gain (loss) on investments	66,701	3,331	65,655

Net increase (decrease) in net assets from operations	65,553	3,301	62,832

Contract owner transactions:
Variable annuity deposits	—	—	7
Terminations, withdrawals and annuity payments	(1,905)	(918)	(10,727)
Transfers between subaccounts, net	—	—	(1,588)
Maintenance charges and mortality adjustments	(730)	(130)	(653)

Increase (decrease) in net assets from contract transactions	(2,635)	(1,048)	(12,961)

Total increase (decrease) in net assets	62,918	2,253	49,871

Net assets as of December 31, 2021	$559,097	$69,429	$341,520

Investment income (loss):
Dividend distributions	7,569	1,069	1,256
Investment Expenses:
Mortality and expense risk and administrative charges	(6,016)	(781)	(3,430)

Net investment income (loss)	1,553	288	(2,174)

Increase (decrease) in net assets from operations:
Capital gain distributions	19,010	2,683	26,686
Realized capital gain (loss) on investments	717	(102)	4,677
Change in unrealized appreciation (depreciation)	(99,988)	(12,312)	(93,665)

Net gain (loss) on investments	(80,261)	(9,731)	(62,302)

Net increase (decrease) in net assets from operations	(78,708)	(9,443)	(64,476)

Contract owner transactions:
Variable annuity deposits	—	—	2,981
Terminations, withdrawals and annuity payments	(23,520)	(968)	(20,388)
Transfers between subaccounts, net	20	—	(884)
Maintenance charges and mortality adjustments	(1,533)	(233)	6,041

Increase (decrease) in net assets from contract transactions	(25,033)	(1,201)	(12,250)

Total increase (decrease) in net assets	(103,741)	(10,644)	(76,726)

Net assets as of December 31, 2022	$455,356	$58,785	$264,794

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	PIMCO VIT All Asset	PIMCO VIT CommodityRealRe turn Strategy	PIMCO VIT Emerging Markets Bond
Net assets as of December 31, 2020	$57,875	$118,444	$256,841

Investment income (loss):
Dividend distributions	6,944	5,791	10,961
Investment Expenses:
Mortality and expense risk and administrative charges	(491)	(418)	(1,095)

Net investment income (loss)	6,453	5,373	9,866

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	108	(1,676)	(79)
Change in unrealized appreciation (depreciation)	2,189	34,392	(17,789)

Net gain (loss) on investments	2,297	32,716	(17,868)

Net increase (decrease) in net assets from operations	8,750	38,089	(8,002)

Contract owner transactions:
Variable annuity deposits	36	—	5
Terminations, withdrawals and annuity payments	(398)	(11,767)	(7,387)
Transfers between subaccounts, net	—	(3,775)	10,800
Maintenance charges and mortality adjustments	(77)	(137)	(196)

Increase (decrease) in net assets from contract transactions	(439)	(15,679)	3,222

Total increase (decrease) in net assets	8,311	22,410	(4,780)

Net assets as of December 31, 2021	$66,186	$140,854	$252,061

Investment income (loss):
Dividend distributions	4,539	65,306	8,456
Investment Expenses:
Mortality and expense risk and administrative charges	(413)	(2,299)	(758)

Net investment income (loss)	4,126	63,007	7,698

Increase (decrease) in net assets from operations:
Capital gain distributions	4,803	—	—
Realized capital gain (loss) on investments	(52)	(1,976)	(9,407)
Change in unrealized appreciation (depreciation)	(17,107)	(49,581)	(35,708)

Net gain (loss) on investments	(12,356)	(51,557)	(45,115)

Net increase (decrease) in net assets from operations	(8,230)	11,450	(37,417)

Contract owner transactions:
Variable annuity deposits	36	47	4,619
Terminations, withdrawals and annuity payments	(504)	(19,542)	(12,489)
Transfers between subaccounts, net	—	154,869	(39,443)
Maintenance charges and mortality adjustments	(120)	(756)	(210)

Increase (decrease) in net assets from contract transactions	(588)	134,618	(47,523)

Total increase (decrease) in net assets	(8,818)	146,068	(84,940)

Net assets as of December 31, 2022	$57,368	$286,922	$167,121

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)	PIMCO VIT High Yield	PIMCO VIT International Bond Portfolio (Unhedged)
Net assets as of December 31, 2020	$28,005	$2,366	$85,059

Investment income (loss):
Dividend distributions	1,331	103	4,598
Investment Expenses:
Mortality and expense risk and administrative charges	(324)	(7)	(481)

Net investment income (loss)	1,007	96	4,117

Increase (decrease) in net assets from operations:
Capital gain distributions	419	—	135
Realized capital gain (loss) on investments	(13)	1	(293)
Change in unrealized appreciation (depreciation)	(2,920)	(22)	(10,945)

Net gain (loss) on investments	(2,514)	(21)	(11,103)

Net increase (decrease) in net assets from operations	(1,507)	75	(6,986)

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	—	(24)	(3,824)
Transfers between subaccounts, net	—	—	10,215
Maintenance charges and mortality adjustments	(16)	(12)	(28)

Increase (decrease) in net assets from contract transactions	(16)	(36)	6,363

Total increase (decrease) in net assets	(1,523)	39	(623)

Net assets as of December 31, 2021	$26,482	$2,405	$84,436

Investment income (loss):
Dividend distributions	332	108	1,191
Investment Expenses:
Mortality and expense risk and administrative charges	(247)	(5)	(379)

Net investment income (loss)	85	103	812

Increase (decrease) in net assets from operations:
Capital gain distributions	351	—	—
Realized capital gain (loss) on investments	(64)	(4)	(8,066)
Change in unrealized appreciation (depreciation)	(3,550)	(353)	(12,185)

Net gain (loss) on investments	(3,263)	(357)	(20,251)

Net increase (decrease) in net assets from operations	(3,178)	(254)	(19,439)

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	—	(23)	(4,251)
Transfers between subaccounts, net	—	—	22,385
Maintenance charges and mortality adjustments	(48)	(12)	(60)

Increase (decrease) in net assets from contract transactions	(48)	(35)	18,074

Total increase (decrease) in net assets	(3,226)	(289)	(1,365)

Net assets as of December 31, 2022	$23,256	$2,116	$83,071

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	PIMCO VIT Low Duration Administrative	PIMCO VIT Low Duration Advisor	PIMCO VIT Real Return Administrative
Net assets as of December 31, 2020	$746,227	$298,594	$387,701

Investment income (loss):
Dividend distributions	3,148	1,322	19,068
Investment Expenses:
Mortality and expense risk and administrative charges	(8,484)	(3,614)	(5,440)

Net investment income (loss)	(5,336)	(2,292)	13,628

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	2,552	345	5,406
Change in unrealized appreciation (depreciation)	(10,527)	(4,771)	(3,686)

Net gain (loss) on investments	(7,975)	(4,426)	1,720

Net increase (decrease) in net assets from operations	(13,311)	(6,718)	15,348

Contract owner transactions:
Variable annuity deposits	—	126	12,819
Terminations, withdrawals and annuity payments	(114,422)	(614)	(54,716)
Transfers between subaccounts, net	(111,277)	11,694	8,405
Maintenance charges and mortality adjustments	(4,417)	(435)	(1,224)

Increase (decrease) in net assets from contract transactions	(230,116)	10,771	(34,716)

Total increase (decrease) in net assets	(243,427)	4,053	(19,368)

Net assets as of December 31, 2021	$502,800	$302,647	$368,333

Investment income (loss):
Dividend distributions	5,255	4,650	23,469
Investment Expenses:
Mortality and expense risk and administrative charges	(5,131)	(2,915)	(4,722)

Net investment income (loss)	124	1,735	18,747

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(15,213)	(217)	(1,577)
Change in unrealized appreciation (depreciation)	(14,166)	(22,179)	(65,020)

Net gain (loss) on investments	(29,379)	(22,396)	(66,597)

Net increase (decrease) in net assets from operations	(29,255)	(20,661)	(47,850)

Contract owner transactions:
Variable annuity deposits	809	126	167
Terminations, withdrawals and annuity payments	(213,886)	(740)	(15,660)
Transfers between subaccounts, net	(54,374)	8,372	(4,338)
Maintenance charges and mortality adjustments	11,075	(498)	13,011

Increase (decrease) in net assets from contract transactions	(256,376)	7,260	(6,820)

Total increase (decrease) in net assets	(285,631)	(13,401)	(54,670)

Net assets as of December 31, 2022	$217,169	$289,246	$313,663

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	PIMCO VIT Real Return Advisor	PIMCO VIT Short-Term	PIMCO VIT Total Return Administrative
Net assets as of December 31, 2020	$119,583	$459,662	$898,995

Investment income (loss):
Dividend distributions	7,157	4,636	17,294
Investment Expenses:
Mortality and expense risk and administrative charges	(941)	(3,334)	(13,272)

Net investment income (loss)	6,216	1,302	4,022

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	42,023
Realized capital gain (loss) on investments	1,075	1,048	(4,504)
Change in unrealized appreciation (depreciation)	(16)	(6,374)	(63,613)

Net gain (loss) on investments	1,059	(5,326)	(26,094)

Net increase (decrease) in net assets from operations	7,275	(4,024)	(22,072)

Contract owner transactions:
Variable annuity deposits	38,762	258,242	—
Terminations, withdrawals and annuity payments	(10,933)	(2,695)	(49,575)
Transfers between subaccounts, net	8,310	(258,226)	943,866
Maintenance charges and mortality adjustments	(229)	(1,354)	(4,987)

Increase (decrease) in net assets from contract transactions	35,910	(4,033)	889,304

Total increase (decrease) in net assets	43,185	(8,057)	867,232

Net assets as of December 31, 2021	$162,768	$451,605	$1,766,227

Investment income (loss):
Dividend distributions	11,514	10,852	20,974
Investment Expenses:
Mortality and expense risk and administrative charges	(924)	(7,352)	(11,704)

Net investment income (loss)	10,590	3,500	9,270

Increase (decrease) in net assets from operations:
Capital gain distributions	—	1,512	—
Realized capital gain (loss) on investments	27	(12,823)	(58,609)
Change in unrealized appreciation (depreciation)	(32,676)	(8,604)	(102,134)

Net gain (loss) on investments	(32,649)	(19,915)	(160,743)

Net increase (decrease) in net assets from operations	(22,059)	(16,415)	(151,473)

Contract owner transactions:
Variable annuity deposits	110	20,910	(75)
Terminations, withdrawals and annuity payments	(1,581)	(19,791)	(274,940)
Transfers between subaccounts, net	20,992	88,949	(757,312)
Maintenance charges and mortality adjustments	(435)	(3,318)	10,978

Increase (decrease) in net assets from contract transactions	19,086	86,750	(1,021,349)

Total increase (decrease) in net assets	(2,973)	70,335	(1,172,822)

Net assets as of December 31, 2022	$159,795	$521,940	$593,405

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	PIMCO VIT Total Return Advisor	Pioneer Bond VCT	Pioneer Equity Income VCT
Net assets as of December 31, 2020	$512,430	$417,311	$11,903

Investment income (loss):
Dividend distributions	9,013	7,976	165
Investment Expenses:
Mortality and expense risk and administrative charges	(5,839)	(3,314)	(195)

Net investment income (loss)	3,174	4,662	(30)

Increase (decrease) in net assets from operations:
Capital gain distributions	21,866	10,497	—
Realized capital gain (loss) on investments	169	790	(112)
Change in unrealized appreciation (depreciation)	(38,101)	(18,331)	2,932

Net gain (loss) on investments	(16,066)	(7,044)	2,820

Net increase (decrease) in net assets from operations	(12,892)	(2,382)	2,790

Contract owner transactions:
Variable annuity deposits	43,772	—	—
Terminations, withdrawals and annuity payments	(1,198)	(5,811)	(177)
Transfers between subaccounts, net	12,617	(13,073)	—
Maintenance charges and mortality adjustments	(446)	(820)	(2)

Increase (decrease) in net assets from contract transactions	54,745	(19,704)	(179)

Total increase (decrease) in net assets	41,853	(22,086)	2,611

Net assets as of December 31, 2021	$554,283	$395,225	$14,514

Investment income (loss):
Dividend distributions	12,446	7,504	207
Investment Expenses:
Mortality and expense risk and administrative charges	(4,799)	(2,556)	(167)

Net investment income (loss)	7,647	4,948	40

Increase (decrease) in net assets from operations:
Capital gain distributions	—	7,221	1,551
Realized capital gain (loss) on investments	(1,518)	(928)	(73)
Change in unrealized appreciation (depreciation)	(89,993)	(69,442)	(2,838)

Net gain (loss) on investments	(91,511)	(63,149)	(1,360)

Net increase (decrease) in net assets from operations	(83,864)	(58,201)	(1,320)

Contract owner transactions:
Variable annuity deposits	22,057	44	—
Terminations, withdrawals and annuity payments	(4,335)	(6,569)	—
Transfers between subaccounts, net	102	(7,489)	—
Maintenance charges and mortality adjustments	(837)	(762)	(25)

Increase (decrease) in net assets from contract transactions	16,987	(14,776)	(25)

Total increase (decrease) in net assets	(66,877)	(72,977)	(1,345)

Net assets as of December 31, 2022	$487,406	$322,248	$13,169

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	Pioneer Real Estate Shares VCT	Pioneer Strategic Income VCT	Putnam VT Growth Opportunities
Net assets as of December 31, 2020	$73,478	$146,942	$338,816

Investment income (loss):
Dividend distributions	127	4,459	—
Investment Expenses:
Mortality and expense risk and administrative charges	(267)	(2,129)	(4,647)

Net investment income (loss)	(140)	2,330	(4,647)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	1,390	33,954
Realized capital gain (loss) on investments	(24,242)	59	2,601
Change in unrealized appreciation (depreciation)	30,330	(3,389)	37,738

Net gain (loss) on investments	6,088	(1,940)	74,293

Net increase (decrease) in net assets from operations	5,948	390	69,646

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(1,401)	(170)	(9,672)
Transfers between subaccounts, net	(63,355)	—	—
Maintenance charges and mortality adjustments	(19)	(23)	(1,208)

Increase (decrease) in net assets from contract transactions	(64,775)	(193)	(10,880)

Total increase (decrease) in net assets	(58,827)	197	58,766

Net assets as of December 31, 2021	$14,651	$147,139	$397,582

Investment income (loss):
Dividend distributions	183	3,341	—
Investment Expenses:
Mortality and expense risk and administrative charges	(144)	(1,466)	(3,447)

Net investment income (loss)	39	1,875	(3,447)

Increase (decrease) in net assets from operations:
Capital gain distributions	737	4,949	54,593
Realized capital gain (loss) on investments	(254)	(6,123)	(2,391)
Change in unrealized appreciation (depreciation)	(5,161)	(18,948)	(172,315)

Net gain (loss) on investments	(4,678)	(20,122)	(120,113)

Net increase (decrease) in net assets from operations	(4,639)	(18,247)	(123,560)

Contract owner transactions:
Variable annuity deposits	—	156	—
Terminations, withdrawals and annuity payments	(468)	(45,279)	(10,356)
Transfers between subaccounts, net	26	—	—
Maintenance charges and mortality adjustments	(22)	(228)	(1,333)

Increase (decrease) in net assets from contract transactions	(464)	(45,351)	(11,689)

Total increase (decrease) in net assets	(5,103)	(63,598)	(135,249)

Net assets as of December 31, 2022	$9,548	$83,541	$262,333

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	Putnam VT Income	Putnam VT Large Cap Value	Putnam VT Multi- Asset Absolute Return
Net assets as of December 31, 2020	$225,075	$450,261	$48,012

Investment income (loss):
Dividend distributions	2,423	6,207	—
Investment Expenses:
Mortality and expense risk and administrative charges	(489)	(4,592)	(119)

Net investment income (loss)	1,934	1,615	(119)

Increase (decrease) in net assets from operations:
Capital gain distributions	8,125	19,323	—
Realized capital gain (loss) on investments	(2,960)	1,926	(101)
Change in unrealized appreciation (depreciation)	(15,815)	94,806	452

Net gain (loss) on investments	(10,650)	116,055	351

Net increase (decrease) in net assets from operations	(8,716)	117,670	232

Contract owner transactions:
Variable annuity deposits	—	30	—
Terminations, withdrawals and annuity payments	(3,714)	(4,830)	(523)
Transfers between subaccounts, net	(54,814)	10,230	—
Maintenance charges and mortality adjustments	(74)	(437)	(95)

Increase (decrease) in net assets from contract transactions	(58,602)	4,993	(618)

Total increase (decrease) in net assets	(67,318)	122,663	(386)

Net assets as of December 31, 2021	$157,757	$572,924	$47,626

Investment income (loss):
Dividend distributions	7,567	7,860	674
Investment Expenses:
Mortality and expense risk and administrative charges	(338)	(3,791)	(120)

Net investment income (loss)	7,229	4,069	554

Increase (decrease) in net assets from operations:
Capital gain distributions	—	45,536	—
Realized capital gain (loss) on investments	(1,789)	15,084	(125)
Change in unrealized appreciation (depreciation)	(26,410)	(83,860)	(330)

Net gain (loss) on investments	(28,199)	(23,240)	(455)

Net increase (decrease) in net assets from operations	(20,970)	(19,171)	99

Contract owner transactions:
Variable annuity deposits	55	127	—
Terminations, withdrawals and annuity payments	(3,291)	(96,439)	(708)
Transfers between subaccounts, net	(7,180)	42,074	4,439
Maintenance charges and mortality adjustments	(31)	(904)	(96)

Increase (decrease) in net assets from contract transactions	(10,447)	(55,142)	3,635

Total increase (decrease) in net assets	(31,417)	(74,313)	3,734

Net assets as of December 31, 2022	$126,340	$498,611	$51,360

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	Putnam VT Small Cap Growth	Rydex VIF Banking	Rydex VIF Basic Materials
Net assets as of December 31, 2020	$30,646	$71,204	$157,561

Investment income (loss):
Dividend distributions	—	598	987
Investment Expenses:
Mortality and expense risk and administrative charges	(478)	(1,229)	(2,032)

Net investment income (loss)	(478)	(631)	(1,045)

Increase (decrease) in net assets from operations:
Capital gain distributions	2,468	—	4,376
Realized capital gain (loss) on investments	151	1,445	18,854
Change in unrealized appreciation (depreciation)	1,605	21,225	9,055

Net gain (loss) on investments	4,224	22,670	32,285

Net increase (decrease) in net assets from operations	3,746	22,039	31,240

Contract owner transactions:
Variable annuity deposits	—	12	—
Terminations, withdrawals and annuity payments	—	(4,355)	(20,249)
Transfers between subaccounts, net	—	—	(722)
Maintenance charges and mortality adjustments	(69)	(242)	(492)

Increase (decrease) in net assets from contract transactions	(69)	(4,585)	(21,463)

Total increase (decrease) in net assets	3,677	17,454	9,777

Net assets as of December 31, 2021	$34,323	$88,658	$167,338

Investment income (loss):
Dividend distributions	—	1,123	772
Investment Expenses:
Mortality and expense risk and administrative charges	(328)	(924)	(1,525)

Net investment income (loss)	(328)	199	(753)

Increase (decrease) in net assets from operations:
Capital gain distributions	5,128	—	2,558
Realized capital gain (loss) on investments	(31)	2,362	6,034
Change in unrealized appreciation (depreciation)	(14,782)	(17,971)	(24,905)

Net gain (loss) on investments	(9,685)	(15,609)	(16,313)

Net increase (decrease) in net assets from operations	(10,013)	(15,410)	(17,066)

Contract owner transactions:
Variable annuity deposits	—	—	(67)
Terminations, withdrawals and annuity payments	—	(1,239)	(2,559)
Transfers between subaccounts, net	—	(7,741)	(23,927)
Maintenance charges and mortality adjustments	(101)	(302)	4,643

Increase (decrease) in net assets from contract transactions	(101)	(9,282)	(21,910)

Total increase (decrease) in net assets	(10,114)	(24,692)	(38,976)

Net assets as of December 31, 2022	$24,209	$63,966	$128,362

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	Rydex VIF Biotechnology	Rydex VIF Commodities Strategy	Rydex VIF Consumer Products
Net assets as of December 31, 2020	$258,822	$16,965	$81,649

Investment income (loss):
Dividend distributions	—	—	546
Investment Expenses:
Mortality and expense risk and administrative charges	(4,872)	(938)	(908)

Net investment income (loss)	(4,872)	(938)	(362)

Increase (decrease) in net assets from operations:
Capital gain distributions	33,019	—	50
Realized capital gain (loss) on investments	8,327	589	3,045
Change in unrealized appreciation (depreciation)	(45,303)	18,316	3,419

Net gain (loss) on investments	(3,957)	18,905	6,514

Net increase (decrease) in net assets from operations	(8,829)	17,967	6,152

Contract owner transactions:
Variable annuity deposits	142	—	24
Terminations, withdrawals and annuity payments	(34,987)	(1,865)	(21,951)
Transfers between subaccounts, net	121,148	65,029	3
Maintenance charges and mortality adjustments	(1,148)	(469)	(77)

Increase (decrease) in net assets from contract transactions	85,155	62,695	(22,001)

Total increase (decrease) in net assets	76,326	80,662	(15,849)

Net assets as of December 31, 2021	$335,148	$97,627	$65,800

Investment income (loss):
Dividend distributions	—	5,314	451
Investment Expenses:
Mortality and expense risk and administrative charges	(2,365)	(1,369)	(766)

Net investment income (loss)	(2,365)	3,945	(315)

Increase (decrease) in net assets from operations:
Capital gain distributions	13,283	—	3,644
Realized capital gain (loss) on investments	(17,386)	12,999	229
Change in unrealized appreciation (depreciation)	(38,541)	4,766	(4,934)

Net gain (loss) on investments	(42,644)	17,765	(1,061)

Net increase (decrease) in net assets from operations	(45,009)	21,710	(1,376)

Contract owner transactions:
Variable annuity deposits	16	6	24
Terminations, withdrawals and annuity payments	(7,048)	(6,882)	(1,070)
Transfers between subaccounts, net	(109,751)	(20,227)	1,762
Maintenance charges and mortality adjustments	(730)	(710)	(156)

Increase (decrease) in net assets from contract transactions	(117,513)	(27,813)	560

Total increase (decrease) in net assets	(162,522)	(6,103)	(816)

Net assets as of December 31, 2022	$172,626	$91,524	$64,984

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	Rydex VIF Dow 2x Strategy_(c)	Rydex VIF Electronics	Rydex VIF Energy
Net assets as of December 31, 2020	$97,390	$214,759	$44,199

Investment income (loss):
Dividend distributions	—	—	412
Investment Expenses:
Mortality and expense risk and administrative charges	(1,652)	(2,874)	(828)

Net investment income (loss)	(1,652)	(2,874)	(416)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	13,966	—
Realized capital gain (loss) on investments	412	11,392	(3,476)
Change in unrealized appreciation (depreciation)	38,674	54,513	25,652

Net gain (loss) on investments	39,086	79,871	22,176

Net increase (decrease) in net assets from operations	37,434	76,997	21,760

Contract owner transactions:
Variable annuity deposits	—	—	8,688
Terminations, withdrawals and annuity payments	(462)	(14,651)	(10,345)
Transfers between subaccounts, net	—	5,153	(96)
Maintenance charges and mortality adjustments	(239)	(1,277)	(230)

Increase (decrease) in net assets from contract transactions	(701)	(10,775)	(1,983)

Total increase (decrease) in net assets	36,733	66,222	19,777

Net assets as of December 31, 2021	$134,123	$280,981	$63,976

Investment income (loss):
Dividend distributions	—	—	1,030
Investment Expenses:
Mortality and expense risk and administrative charges	(1,018)	(2,452)	(1,136)

Net investment income (loss)	(1,018)	(2,452)	(106)

Increase (decrease) in net assets from operations:
Capital gain distributions	3,990	8,709	—
Realized capital gain (loss) on investments	8,727	10,069	2,020
Change in unrealized appreciation (depreciation)	(35,667)	(106,353)	28,370

Net gain (loss) on investments	(22,950)	(87,575)	30,390

Net increase (decrease) in net assets from operations	(23,968)	(90,027)	30,284

Contract owner transactions:
Variable annuity deposits	2,301	641	—
Terminations, withdrawals and annuity payments	(547)	(1,582)	(4,226)
Transfers between subaccounts, net	(34,013)	(21,188)	4,373
Maintenance charges and mortality adjustments	(227)	(985)	(369)

Increase (decrease) in net assets from contract transactions	(32,486)	(23,114)	(222)

Total increase (decrease) in net assets	(56,454)	(113,141)	30,062

Net assets as of December 31, 2022	$77,669	$167,840	$94,038

(c)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	Rydex VIF Energy Services	Rydex VIF Europe 1.25x Strategy_(c)	Rydex VIF Financial Services
Net assets as of December 31, 2020	$16,567	$23	$27,931

Investment income (loss):
Dividend distributions	25	—	103
Investment Expenses:
Mortality and expense risk and administrative charges	(255)	—	(382)

Net investment income (loss)	(230)	—	(279)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	614
Realized capital gain (loss) on investments	(1,612)	—	838
Change in unrealized appreciation (depreciation)	4,495	4	7,289

Net gain (loss) on investments	2,883	4	8,741

Net increase (decrease) in net assets from operations	2,653	4	8,462

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(1,074)	—	(5,408)
Transfers between subaccounts, net	26	—	—
Maintenance charges and mortality adjustments	(61)	—	(189)

Increase (decrease) in net assets from contract transactions	(1,109)	—	(5,597)

Total increase (decrease) in net assets	1,544	4	2,865

Net assets as of December 31, 2021	$18,111	$27	$30,796

Investment income (loss):
Dividend distributions	—	—	283
Investment Expenses:
Mortality and expense risk and administrative charges	(282)	—	(609)

Net investment income (loss)	(282)	—	(326)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	3,852
Realized capital gain (loss) on investments	(1,438)	—	(14)
Change in unrealized appreciation (depreciation)	8,914	(4)	(13,352)

Net gain (loss) on investments	7,476	(4)	(9,514)

Net increase (decrease) in net assets from operations	7,194	(4)	(9,840)

Contract owner transactions:
Variable annuity deposits	—	—	1,076
Terminations, withdrawals and annuity payments	(734)	—	(2,151)
Transfers between subaccounts, net	(2)	—	25,000
Maintenance charges and mortality adjustments	(83)	—	(248)

Increase (decrease) in net assets from contract transactions	(819)	—	23,677

Total increase (decrease) in net assets	6,375	(4)	13,837

Net assets as of December 31, 2022	$24,486	$23	$44,633

(c)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	Rydex VIF Government Long Bond 1.2x Strategy_(c)	Rydex VIF Health Care	Rydex VIF Internet
Net assets as of December 31, 2020	$22,607	$283,756	$251,387

Investment income (loss):
Dividend distributions	75	—	—
Investment Expenses:
Mortality and expense risk and administrative charges	(264)	(2,927)	(3,077)

Net investment income (loss)	(189)	(2,927)	(3,077)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	12,302	26,829
Realized capital gain (loss) on investments	564	42,441	9,061
Change in unrealized appreciation (depreciation)	(1,872)	(19,613)	(44,889)

Net gain (loss) on investments	(1,308)	35,130	(8,999)

Net increase (decrease) in net assets from operations	(1,497)	32,203	(12,076)

Contract owner transactions:
Variable annuity deposits	12,659	8,735	17
Terminations, withdrawals and annuity payments	(20,627)	(137,656)	(13,729)
Transfers between subaccounts, net	(3)	(21)	(13,040)
Maintenance charges and mortality adjustments	(23)	(752)	(1,057)

Increase (decrease) in net assets from contract transactions	(7,994)	(129,694)	(27,809)

Total increase (decrease) in net assets	(9,491)	(97,491)	(39,885)

Net assets as of December 31, 2021	$13,116	$186,265	$211,502

Investment income (loss):
Dividend distributions	183	—	—
Investment Expenses:
Mortality and expense risk and administrative charges	(145)	(2,003)	(1,557)

Net investment income (loss)	38	(2,003)	(1,557)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	8,574	28,205
Realized capital gain (loss) on investments	(582)	754	(1,974)
Change in unrealized appreciation (depreciation)	(5,393)	(31,706)	(116,285)

Net gain (loss) on investments	(5,975)	(22,378)	(90,054)

Net increase (decrease) in net assets from operations	(5,937)	(24,381)	(91,611)

Contract owner transactions:
Variable annuity deposits	(465)	5	53
Terminations, withdrawals and annuity payments	(686)	(999)	(2,659)
Transfers between subaccounts, net	4	5	(17,109)
Maintenance charges and mortality adjustments	3,496	(775)	(628)

Increase (decrease) in net assets from contract transactions	2,349	(1,764)	(20,343)

Total increase (decrease) in net assets	(3,588)	(26,145)	(111,954)

Net assets as of December 31, 2022	$9,528	$160,120	$99,548

(c)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	Rydex VIF Inverse Dow 2x Strategy	Rydex VIF Inverse Government Long Bond Strategy (c)	Rydex VIF Inverse Mid-Cap Strategy
Net assets as of December 31, 2020	$—	$5,603	$—

Investment income (loss):
Dividend distributions	—	—	—
Investment Expenses:
Mortality and expense risk and administrative charges	—	(38)	—

Net investment income (loss)	—	(38)	—

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	—	586	—
Change in unrealized appreciation (depreciation)	—	70	—

Net gain (loss) on investments	—	656	—

Net increase (decrease) in net assets from operations	—	618	—

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	—	(53)	—
Transfers between subaccounts, net	—	(3,604)	—
Maintenance charges and mortality adjustments	—	(17)	—

Increase (decrease) in net assets from contract transactions	—	(3,674)	—

Total increase (decrease) in net assets	—	(3,056)	—

Net assets as of December 31, 2021	$—	$2,547	$—

Investment income (loss):
Dividend distributions	—	—	—
Investment Expenses:
Mortality and expense risk and administrative charges	—	(42)	(3)

Net investment income (loss)	—	(42)	(3)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	20	509	35
Change in unrealized appreciation (depreciation)	47	1,313	45

Net gain (loss) on investments	67	1,822	80

Net increase (decrease) in net assets from operations	67	1,780	77

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	—	(633)	(10)
Transfers between subaccounts, net	833	5,483	1,724
Maintenance charges and mortality adjustments	—	(21)	(2)

Increase (decrease) in net assets from contract transactions	833	4,829	1,712

Total increase (decrease) in net assets	900	6,609	1,789

Net assets as of December 31, 2022	$900	$9,156	$1,789

(c)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	Rydex VIF Inverse NASDAQ-100® Strategy	Rydex VIF Inverse Russell 2000® Strategy_(c)	Rydex VIF Inverse S&P 500 Strategy_(c)
Net assets as of December 31, 2020	$—	$642	$4,533

Investment income (loss):
Dividend distributions	—	—	—
Investment Expenses:
Mortality and expense risk and administrative charges	—	(7)	(10)

Net investment income (loss)	—	(7)	(10)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	—	(43)	(35)
Change in unrealized appreciation (depreciation)	—	(76)	(1,071)

Net gain (loss) on investments	—	(119)	(1,106)

Net increase (decrease) in net assets from operations	—	(126)	(1,116)

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	—	—	—
Transfers between subaccounts, net	—	9	—
Maintenance charges and mortality adjustments	—	(31)	(8)

Increase (decrease) in net assets from contract transactions	—	(22)	(8)

Total increase (decrease) in net assets	—	(148)	(1,124)

Net assets as of December 31, 2021	$—	$494	$3,409

Investment income (loss):
Dividend distributions	—	—	—
Investment Expenses:
Mortality and expense risk and administrative charges	(3)	(10)	(22)

Net investment income (loss)	(3)	(10)	(22)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	378	65	(1,761)
Change in unrealized appreciation (depreciation)	190	233	2,848

Net gain (loss) on investments	568	298	1,087

Net increase (decrease) in net assets from operations	565	288	1,065

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(10)	(10)	(33)
Transfers between subaccounts, net	1,290	1,618	13,865
Maintenance charges and mortality adjustments	(2)	(34)	(11)

Increase (decrease) in net assets from contract transactions	1,278	1,574	13,821

Total increase (decrease) in net assets	1,843	1,862	14,886

Net assets as of December 31, 2022	$1,843	$2,356	$18,295

(c)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	Rydex VIF Japan 2x Strategy_(c)	Rydex VIF Leisure	Rydex VIF Mid- Cap 1.5x Strategy_(c)
Net assets as of December 31, 2020	$82,722	$42,745	$64,254

Investment income (loss):
Dividend distributions	—	—	—
Investment Expenses:
Mortality and expense risk and administrative charges	(1,142)	(845)	(1,011)

Net investment income (loss)	(1,142)	(845)	(1,011)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	886	9,863
Realized capital gain (loss) on investments	388	197	(222)
Change in unrealized appreciation (depreciation)	(11,899)	(1,770)	12,811

Net gain (loss) on investments	(11,511)	(687)	22,452

Net increase (decrease) in net assets from operations	(12,653)	(1,532)	21,441

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(163)	—	(877)
Transfers between subaccounts, net	13	16,524	31
Maintenance charges and mortality adjustments	(135)	(90)	(114)

Increase (decrease) in net assets from contract transactions	(285)	16,434	(960)

Total increase (decrease) in net assets	(12,938)	14,902	20,481

Net assets as of December 31, 2021	$69,784	$57,647	$84,735

Investment income (loss):
Dividend distributions	—	—	—
Investment Expenses:
Mortality and expense risk and administrative charges	(588)	(579)	(776)

Net investment income (loss)	(588)	(579)	(776)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	4,343
Realized capital gain (loss) on investments	(185)	(52)	(353)
Change in unrealized appreciation (depreciation)	(29,695)	(15,769)	(23,602)

Net gain (loss) on investments	(29,880)	(15,821)	(19,612)

Net increase (decrease) in net assets from operations	(30,468)	(16,400)	(20,388)

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(103)	—	(89)
Transfers between subaccounts, net	4	—	11
Maintenance charges and mortality adjustments	(148)	(132)	(184)

Increase (decrease) in net assets from contract transactions	(247)	(132)	(262)

Total increase (decrease) in net assets	(30,715)	(16,532)	(20,650)

Net assets as of December 31, 2022	$39,069	$41,115	$64,085

(c)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	Rydex VIF Money Market	Rydex VIF NASDAQ-100®	Rydex VIF NASDAQ-100® 2x Strategy_(c)
Net assets as of December 31, 2020	$4,161,493	$343,547	$7,668

Investment income (loss):
Dividend distributions	20	—	—
Investment Expenses:
Mortality and expense risk and administrative charges	(31,332)	(4,411)	(121)

Net investment income (loss)	(31,312)	(4,411)	(121)

Increase (decrease) in net assets from operations:
Capital gain distributions	4	34,747	1,103
Realized capital gain (loss) on investments	—	36,146	2,538
Change in unrealized appreciation (depreciation)	(1)	22,853	449

Net gain (loss) on investments	3	93,746	4,090

Net increase (decrease) in net assets from operations	(31,309)	89,335	3,969

Contract owner transactions:
Variable annuity deposits	93,365	2	—
Terminations, withdrawals and annuity payments	(499,609)	(49,909)	(458)
Transfers between subaccounts, net	(1,398,752)	83,303	(145)
Maintenance charges and mortality adjustments	(7,209)	(1,367)	(53)

Increase (decrease) in net assets from contract transactions	(1,812,205)	32,029	(656)

Total increase (decrease) in net assets	(1,843,514)	121,364	3,313

Net assets as of December 31, 2021	$2,317,979	$464,911	$10,981

Investment income (loss):
Dividend distributions	25,976	—	—
Investment Expenses:
Mortality and expense risk and administrative charges	(34,448)	(2,056)	(201)

Net investment income (loss)	(8,472)	(2,056)	(201)

Increase (decrease) in net assets from operations:
Capital gain distributions	96	7,692	3,257
Realized capital gain (loss) on investments	—	17,648	(142)
Change in unrealized appreciation (depreciation)	1	(146,639)	(15,235)

Net gain (loss) on investments	97	(121,299)	(12,120)

Net increase (decrease) in net assets from operations	(8,375)	(123,355)	(12,321)

Contract owner transactions:
Variable annuity deposits	97,543	1,130	—
Terminations, withdrawals and annuity payments	(208,314)	(17,489)	(345)
Transfers between subaccounts, net	1,645,701	(162,537)	14,098
Maintenance charges and mortality adjustments	11,927	(694)	(123)

Increase (decrease) in net assets from contract transactions	1,546,857	(179,590)	13,630

Total increase (decrease) in net assets	1,538,482	(302,945)	1,309

Net assets as of December 31, 2022	$3,856,461	$161,966	$12,290

(c)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	Rydex VIF Nova_(c)	Rydex VIF Precious Metals	Rydex VIF Real Estate
Net assets as of December 31, 2020	$36,521	$169,843	$94,607

Investment income (loss):
Dividend distributions	149	5,860	624
Investment Expenses:
Mortality and expense risk and administrative charges	(586)	(2,236)	(1,342)

Net investment income (loss)	(437)	3,624	(718)

Increase (decrease) in net assets from operations:
Capital gain distributions	1,787	—	—
Realized capital gain (loss) on investments	1,211	1,985	6,715
Change in unrealized appreciation (depreciation)	11,706	(23,226)	22,191

Net gain (loss) on investments	14,704	(21,241)	28,906

Net increase (decrease) in net assets from operations	14,267	(17,617)	28,188

Contract owner transactions:
Variable annuity deposits	6	534	6,025
Terminations, withdrawals and annuity payments	(2,920)	(4,034)	(32,917)
Transfers between subaccounts, net	—	5,069	7,412
Maintenance charges and mortality adjustments	(193)	(476)	(415)

Increase (decrease) in net assets from contract transactions	(3,107)	1,093	(19,895)

Total increase (decrease) in net assets	11,160	(16,524)	8,293

Net assets as of December 31, 2021	$47,681	$153,319	$102,900

Investment income (loss):
Dividend distributions	156	686	789
Investment Expenses:
Mortality and expense risk and administrative charges	(462)	(1,785)	(1,065)

Net investment income (loss)	(306)	(1,099)	(276)

Increase (decrease) in net assets from operations:
Capital gain distributions	4,409	—	4,295
Realized capital gain (loss) on investments	568	99	1,777
Change in unrealized appreciation (depreciation)	(19,372)	(19,618)	(33,790)

Net gain (loss) on investments	(14,395)	(19,519)	(27,718)

Net increase (decrease) in net assets from operations	(14,701)	(20,618)	(27,994)

Contract owner transactions:
Variable annuity deposits	—	562	(373)
Terminations, withdrawals and annuity payments	(2,316)	(4,103)	(5,011)
Transfers between subaccounts, net	109	6,407	(3,008)
Maintenance charges and mortality adjustments	(193)	(581)	3,563

Increase (decrease) in net assets from contract transactions	(2,400)	2,285	(4,829)

Total increase (decrease) in net assets	(17,101)	(18,333)	(32,823)

Net assets as of December 31, 2022	$30,580	$134,986	$70,077

(c)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	Rydex VIF Retailing	Rydex VIF Russell 2000® 1.5x Strategy_(c)	Rydex VIF Russell 2000® 2x Strategy_(c)
Net assets as of December 31, 2020	$38,837	$5,368	$296

Investment income (loss):
Dividend distributions	—	—	—
Investment Expenses:
Mortality and expense risk and administrative charges	(645)	(12)	(5)

Net investment income (loss)	(645)	(12)	(5)

Increase (decrease) in net assets from operations:
Capital gain distributions	4,875	116	138
Realized capital gain (loss) on investments	2,275	321	1
Change in unrealized appreciation (depreciation)	(2,646)	(148)	(64)

Net gain (loss) on investments	4,504	289	75

Net increase (decrease) in net assets from operations	3,859	277	70

Contract owner transactions:
Variable annuity deposits	17,331	—	—
Terminations, withdrawals and annuity payments	(4,681)	(88)	—
Transfers between subaccounts, net	16,525	(4,955)	—
Maintenance charges and mortality adjustments	(176)	(6)	(1)

Increase (decrease) in net assets from contract transactions	28,999	(5,049)	(1)

Total increase (decrease) in net assets	32,858	(4,772)	69

Net assets as of December 31, 2021	$71,695	$596	$365

Investment income (loss):
Dividend distributions	—	—	—
Investment Expenses:
Mortality and expense risk and administrative charges	(550)	(5)	(3)

Net investment income (loss)	(550)	(5)	(3)

Increase (decrease) in net assets from operations:
Capital gain distributions	1,344	—	—
Realized capital gain (loss) on investments	369	(51)	(2)
Change in unrealized appreciation (depreciation)	(20,560)	(141)	(155)

Net gain (loss) on investments	(18,847)	(192)	(157)

Net increase (decrease) in net assets from operations	(19,397)	(197)	(160)

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(2,285)	(69)	—
Transfers between subaccounts, net	—	—	—
Maintenance charges and mortality adjustments	(162)	(2)	(1)

Increase (decrease) in net assets from contract transactions	(2,447)	(71)	(1)

Total increase (decrease) in net assets	(21,844)	(268)	(161)

Net assets as of December 31, 2022	$49,851	$328	$204

(c)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	Rydex VIF S&P 500 2x Strategy_(c)	Rydex VIF S&P 500 Pure Growth	Rydex VIF S&P 500 Pure Value
Net assets as of December 31, 2020	$154,984	$327,363	$659,375

Investment income (loss):
Dividend distributions	—	—	4,273
Investment Expenses:
Mortality and expense risk and administrative charges	(2,858)	(3,667)	(6,967)

Net investment income (loss)	(2,858)	(3,667)	(2,694)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	1,477	2,360
Realized capital gain (loss) on investments	2,856	58,921	42,767
Change in unrealized appreciation (depreciation)	86,934	21,456	147,877

Net gain (loss) on investments	89,790	81,854	193,004

Net increase (decrease) in net assets from operations	86,932	78,187	190,310

Contract owner transactions:
Variable annuity deposits	—	7,021	7
Terminations, withdrawals and annuity payments	—	(138,382)	(43,318)
Transfers between subaccounts, net	1,169	(7,793)	(96,937)
Maintenance charges and mortality adjustments	(456)	(1,133)	(3,117)

Increase (decrease) in net assets from contract transactions	713	(140,287)	(143,365)

Total increase (decrease) in net assets	87,645	(62,100)	46,945

Net assets as of December 31, 2021	$242,629	$265,263	$706,320

Investment income (loss):
Dividend distributions	—	—	5,774
Investment Expenses:
Mortality and expense risk and administrative charges	(2,166)	(1,971)	(5,700)

Net investment income (loss)	(2,166)	(1,971)	74

Increase (decrease) in net assets from operations:
Capital gain distributions	34,038	24,281	61,605
Realized capital gain (loss) on investments	790	5,420	40,182
Change in unrealized appreciation (depreciation)	(130,306)	(94,289)	(121,086)

Net gain (loss) on investments	(95,478)	(64,588)	(19,299)

Net increase (decrease) in net assets from operations	(97,644)	(66,559)	(19,225)

Contract owner transactions:
Variable annuity deposits	—	537	2,403
Terminations, withdrawals and annuity payments	(8)	(25,919)	(68,501)
Transfers between subaccounts, net	(1,368)	(42,018)	(37,973)
Maintenance charges and mortality adjustments	(694)	1,786	2,903

Increase (decrease) in net assets from contract transactions	(2,070)	(65,614)	(101,168)

Total increase (decrease) in net assets	(99,714)	(132,173)	(120,393)

Net assets as of December 31, 2022	$142,915	$133,090	$585,927

(c)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	Rydex VIF S&P MidCap 400 Pure Growth	Rydex VIF S&P MidCap 400 Pure Value	Rydex VIF S&P SmallCap 600 Pure Growth
Net assets as of December 31, 2020	$166,838	$147,260	$55,187

Investment income (loss):
Dividend distributions	—	141	—
Investment Expenses:
Mortality and expense risk and administrative charges	(2,039)	(1,937)	(783)

Net investment income (loss)	(2,039)	(1,796)	(783)

Increase (decrease) in net assets from operations:
Capital gain distributions	14,301	6,494	278
Realized capital gain (loss) on investments	4,277	4,813	11,045
Change in unrealized appreciation (depreciation)	1,840	34,190	(1,007)

Net gain (loss) on investments	20,418	45,497	10,316

Net increase (decrease) in net assets from operations	18,379	43,701	9,533

Contract owner transactions:
Variable annuity deposits	116	6,338	330
Terminations, withdrawals and annuity payments	(1,856)	(15,580)	(24,760)
Transfers between subaccounts, net	151	5,758	233
Maintenance charges and mortality adjustments	(308)	(607)	(139)

Increase (decrease) in net assets from contract transactions	(1,897)	(4,091)	(24,336)

Total increase (decrease) in net assets	16,482	39,610	(14,803)

Net assets as of December 31, 2021	$183,320	$186,870	$40,384

Investment income (loss):
Dividend distributions	—	1,784	—
Investment Expenses:
Mortality and expense risk and administrative charges	(1,416)	(1,691)	(413)

Net investment income (loss)	(1,416)	93	(413)

Increase (decrease) in net assets from operations:
Capital gain distributions	27,903	35,422	5,403
Realized capital gain (loss) on investments	(2,790)	1,153	(1,429)
Change in unrealized appreciation (depreciation)	(65,421)	(47,649)	(16,037)

Net gain (loss) on investments	(40,308)	(11,074)	(12,063)

Net increase (decrease) in net assets from operations	(41,724)	(10,981)	(12,476)

Contract owner transactions:
Variable annuity deposits	127	(41)	360
Terminations, withdrawals and annuity payments	(8,326)	(5,609)	(598)
Transfers between subaccounts, net	322	(558)	487
Maintenance charges and mortality adjustments	(375)	2,013	(78)

Increase (decrease) in net assets from contract transactions	(8,252)	(4,195)	171

Total increase (decrease) in net assets	(49,976)	(15,176)	(12,305)

Net assets as of December 31, 2022	$133,344	$171,694	$28,079

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	Rydex VIF S&P SmallCap 600 Pure Value	Rydex VIF Strengthening Dollar 2x Strategy_(c)	Rydex VIF Technology
Net assets as of December 31, 2020	$274,108	$2,539	$292,837

Investment income (loss):
Dividend distributions	—	—	—
Investment Expenses:
Mortality and expense risk and administrative charges	(4,456)	(33)	(4,005)

Net investment income (loss)	(4,456)	(33)	(4,005)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	18,892
Realized capital gain (loss) on investments	104,740	(54)	23,356
Change in unrealized appreciation (depreciation)	(4,570)	319	5,824

Net gain (loss) on investments	100,170	265	48,072

Net increase (decrease) in net assets from operations	95,714	232	44,067

Contract owner transactions:
Variable annuity deposits	7,069	—	—
Terminations, withdrawals and annuity payments	(62,645)	(401)	(56,707)
Transfers between subaccounts, net	(258,294)	—	966,391
Maintenance charges and mortality adjustments	(1,862)	—	(1,880)

Increase (decrease) in net assets from contract transactions	(315,732)	(401)	907,804

Total increase (decrease) in net assets	(220,018)	(169)	951,871

Net assets as of December 31, 2021	$54,090	$2,370	$1,244,708

Investment income (loss):
Dividend distributions	—	—	—
Investment Expenses:
Mortality and expense risk and administrative charges	(685)	(290)	(17,622)

Net investment income (loss)	(685)	(290)	(17,622)

Increase (decrease) in net assets from operations:
Capital gain distributions	7,253	—	113,333
Realized capital gain (loss) on investments	2,326	3,079	(67,547)
Change in unrealized appreciation (depreciation)	(14,385)	31	(583,862)

Net gain (loss) on investments	(4,806)	3,110	(538,076)

Net increase (decrease) in net assets from operations	(5,491)	2,820	(555,698)

Contract owner transactions:
Variable annuity deposits	578	—	5,569
Terminations, withdrawals and annuity payments	(576)	(3,053)	(55,550)
Transfers between subaccounts, net	604	28,222	1,751,627
Maintenance charges and mortality adjustments	2,857	(24)	(7,644)

Increase (decrease) in net assets from contract transactions	3,463	25,145	1,694,002

Total increase (decrease) in net assets	(2,028)	27,965	1,138,304

Net assets as of December 31, 2022	$52,062	$30,335	$2,383,012

(c)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	Rydex VIF Transportation	Rydex VIF Utilities	Rydex VIF Weakening Dollar 2x Strategy_(c)
Net assets as of December 31, 2020	$18,709	$83,946	$18,727

Investment income (loss):
Dividend distributions	—	1,389	—
Investment Expenses:
Mortality and expense risk and administrative charges	(448)	(730)	(49)

Net investment income (loss)	(448)	659	(49)

Increase (decrease) in net assets from operations:
Capital gain distributions	2,397	—	—
Realized capital gain (loss) on investments	158	283	252
Change in unrealized appreciation (depreciation)	2,954	10,352	(1,040)

Net gain (loss) on investments	5,509	10,635	(788)

Net increase (decrease) in net assets from operations	5,061	11,294	(837)

Contract owner transactions:
Variable annuity deposits	17,333	—	—
Terminations, withdrawals and annuity payments	(249)	(1,305)	(48)
Transfers between subaccounts, net	—	—	(17,839)
Maintenance charges and mortality adjustments	(66)	(328)	(3)

Increase (decrease) in net assets from contract transactions	17,018	(1,633)	(17,890)

Total increase (decrease) in net assets	22,079	9,661	(18,727)

Net assets as of December 31, 2021	$40,788	$93,607	$—

Investment income (loss):
Dividend distributions	—	1,115	—
Investment Expenses:
Mortality and expense risk and administrative charges	(407)	(964)	—

Net investment income (loss)	(407)	151	—

Increase (decrease) in net assets from operations:
Capital gain distributions	3,630	895	—
Realized capital gain (loss) on investments	(19)	2,339	—
Change in unrealized appreciation (depreciation)	(17,768)	(2,141)	(2)

Net gain (loss) on investments	(14,157)	1,093	(2)

Net increase (decrease) in net assets from operations	(14,564)	1,244	(2)

Contract owner transactions:
Variable annuity deposits	10	—	—
Terminations, withdrawals and annuity payments	(234)	(14,930)	—
Transfers between subaccounts, net	—	31,137	(37)
Maintenance charges and mortality adjustments	(74)	(431)	155

Increase (decrease) in net assets from contract transactions	(298)	15,776	118

Total increase (decrease) in net assets	(14,862)	17,020	116

Net assets as of December 31, 2022	$25,926	$110,627	$116

(c)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	T. Rowe Price Blue Chip Growth	T. Rowe Price Equity Income	T. Rowe Price Health Sciences
Net assets as of December 31, 2020	$1,258,793	$492,940	$311,311

Investment income (loss):
Dividend distributions	—	7,768	—
Investment Expenses:
Mortality and expense risk and administrative charges	(23,824)	(1,923)	(3,096)

Net investment income (loss)	(23,824)	5,845	(3,096)

Increase (decrease) in net assets from operations:
Capital gain distributions	284,795	41,933	23,953
Realized capital gain (loss) on investments	27,261	3,641	1,190
Change in unrealized appreciation (depreciation)	73,819	69,575	14,500

Net gain (loss) on investments	385,875	115,149	39,643

Net increase (decrease) in net assets from operations	362,051	120,994	36,547

Contract owner transactions:
Variable annuity deposits	94,318	11,198	37,385
Terminations, withdrawals and annuity payments	(30,475)	(32,272)	(152)
Transfers between subaccounts, net	975,451	—	—
Maintenance charges and mortality adjustments	(6,595)	(416)	(833)

Increase (decrease) in net assets from contract transactions	1,032,699	(21,490)	36,400

Total increase (decrease) in net assets	1,394,750	99,504	72,947

Net assets as of December 31, 2021	$2,653,543	$592,444	$384,258

Investment income (loss):
Dividend distributions	—	10,375	—
Investment Expenses:
Mortality and expense risk and administrative charges	(7,404)	(2,831)	(2,778)

Net investment income (loss)	(7,404)	7,544	(2,778)

Increase (decrease) in net assets from operations:
Capital gain distributions	35,671	30,799	5,631
Realized capital gain (loss) on investments	(127,741)	(914)	566
Change in unrealized appreciation (depreciation)	(600,195)	(70,688)	(55,421)

Net gain (loss) on investments	(692,265)	(40,803)	(49,224)

Net increase (decrease) in net assets from operations	(699,669)	(33,259)	(52,002)

Contract owner transactions:
Variable annuity deposits	35,551	26,837	—
Terminations, withdrawals and annuity payments	(37,429)	(62,208)	(1,767)
Transfers between subaccounts, net	(1,311,977)	69,271	4,201
Maintenance charges and mortality adjustments	(2,122)	(947)	(1,087)

Increase (decrease) in net assets from contract transactions	(1,315,977)	32,953	1,347

Total increase (decrease) in net assets	(2,015,646)	(306)	(50,655)

Net assets as of December 31, 2022	$637,897	$592,138	$333,603

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	T. Rowe Price Limited-Term Bond	Templeton Developing Markets VIP Fund	Templeton Foreign VIP Fund
Net assets as of December 31, 2020	$64,292	$276,201	$742,811

Investment income (loss):
Dividend distributions	697	4,401	11,276
Investment Expenses:
Mortality and expense risk and administrative charges	(724)	(4,861)	(5,331)

Net investment income (loss)	(27)	(460)	5,945

Increase (decrease) in net assets from operations:
Capital gain distributions	387	10,088	—
Realized capital gain (loss) on investments	19	5,266	40,060
Change in unrealized appreciation (depreciation)	(1,182)	(65,066)	(13,897)

Net gain (loss) on investments	(776)	(49,712)	26,163

Net increase (decrease) in net assets from operations	(803)	(50,172)	32,108

Contract owner transactions:
Variable annuity deposits	96	16,837	6,309
Terminations, withdrawals and annuity payments	—	(40,971)	(17,210)
Transfers between subaccounts, net	—	256,989	(178,610)
Maintenance charges and mortality adjustments	(41)	(1,915)	(2,399)

Increase (decrease) in net assets from contract transactions	55	230,940	(191,910)

Total increase (decrease) in net assets	(748)	180,768	(159,802)

Net assets as of December 31, 2021	$63,544	$456,969	$583,009

Investment income (loss):
Dividend distributions	1,033	7,385	16,106
Investment Expenses:
Mortality and expense risk and administrative charges	(598)	(2,831)	(4,233)

Net investment income (loss)	435	4,554	11,873

Increase (decrease) in net assets from operations:
Capital gain distributions	95	21,338	—
Realized capital gain (loss) on investments	(22)	(22,928)	(3,799)
Change in unrealized appreciation (depreciation)	(4,138)	(87,930)	(57,267)

Net gain (loss) on investments	(4,065)	(89,520)	(61,066)

Net increase (decrease) in net assets from operations	(3,630)	(84,966)	(49,193)

Contract owner transactions:
Variable annuity deposits	95	(782)	494
Terminations, withdrawals and annuity payments	—	(24,517)	(19,373)
Transfers between subaccounts, net	—	(104,611)	178
Maintenance charges and mortality adjustments	(120)	2,852	(1,670)

Increase (decrease) in net assets from contract transactions	(25)	(127,058)	(20,371)

Total increase (decrease) in net assets	(3,655)	(212,024)	(69,564)

Net assets as of December 31, 2022	$59,889	$244,945	$513,445

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	Templeton Global Bond VIP Fund	VanEck VIP Global Gold	VanEck VIP Global Resources
Net assets as of December 31, 2020	$226,612	$67,551	$74,391

Investment income (loss):
Dividend distributions	—	1,483	283
Investment Expenses:
Mortality and expense risk and administrative charges	(1,561)	(241)	(297)

Net investment income (loss)	(1,561)	1,242	(14)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(3,934)	(6,753)	(187)
Change in unrealized appreciation (depreciation)	(7,316)	(511)	14,076

Net gain (loss) on investments	(11,250)	(7,264)	13,889

Net increase (decrease) in net assets from operations	(12,811)	(6,022)	13,875

Contract owner transactions:
Variable annuity deposits	788	8,665	8,635
Terminations, withdrawals and annuity payments	(14,825)	(4,491)	(3,984)
Transfers between subaccounts, net	5,351	(53,645)	—
Maintenance charges and mortality adjustments	(194)	(7)	(51)

Increase (decrease) in net assets from contract transactions	(8,880)	(49,478)	4,600

Total increase (decrease) in net assets	(21,691)	(55,500)	18,475

Net assets as of December 31, 2021	$204,921	$12,051	$92,866

Investment income (loss):
Dividend distributions	—	—	1,477
Investment Expenses:
Mortality and expense risk and administrative charges	(1,218)	(134)	(343)

Net investment income (loss)	(1,218)	(134)	1,134

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(4,662)	(60)	257
Change in unrealized appreciation (depreciation)	(4,848)	(1,546)	5,786

Net gain (loss) on investments	(9,510)	(1,606)	6,043

Net increase (decrease) in net assets from operations	(10,728)	(1,740)	7,177

Contract owner transactions:
Variable annuity deposits	8,064	—	88
Terminations, withdrawals and annuity payments	(14,416)	—	(4,938)
Transfers between subaccounts, net	(11,180)	—	—
Maintenance charges and mortality adjustments	(265)	(21)	(82)

Increase (decrease) in net assets from contract transactions	(17,797)	(21)	(4,932)

Total increase (decrease) in net assets	(28,525)	(1,761)	2,245

Net assets as of December 31, 2022	$176,396	$10,290	$95,111

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	Vanguard® VIF Balanced	Vanguard® VIF Capital Growth	Vanguard® VIF Conservative Allocation
Net assets as of December 31, 2020	$242,698	$30,950	$173,310

Investment income (loss):
Dividend distributions	4,663	327	2,674
Investment Expenses:
Mortality and expense risk and administrative charges	(3,383)	(1,001)	(3,284)

Net investment income (loss)	1,280	(674)	(610)

Increase (decrease) in net assets from operations:
Capital gain distributions	12,941	2,287	5,966
Realized capital gain (loss) on investments	1,236	2,410	427
Change in unrealized appreciation (depreciation)	26,695	2,544	1,227

Net gain (loss) on investments	40,872	7,241	7,620

Net increase (decrease) in net assets from operations	42,152	6,567	7,010

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(3,471)	(20,287)	—
Transfers between subaccounts, net	—	53,802	—
Maintenance charges and mortality adjustments	(188)	(89)	—

Increase (decrease) in net assets from contract transactions	(3,659)	33,426	—

Total increase (decrease) in net assets	38,493	39,993	7,010

Net assets as of December 31, 2021	$281,191	$70,943	$180,320

Investment income (loss):
Dividend distributions	4,723	543	4,010
Investment Expenses:
Mortality and expense risk and administrative charges	(2,843)	(724)	(2,635)

Net investment income (loss)	1,880	(181)	1,375

Increase (decrease) in net assets from operations:
Capital gain distributions	23,660	5,872	7,044
Realized capital gain (loss) on investments	994	(1,007)	(117)
Change in unrealized appreciation (depreciation)	(69,267)	(14,796)	(37,904)

Net gain (loss) on investments	(44,613)	(9,931)	(30,977)

Net increase (decrease) in net assets from operations	(42,733)	(10,112)	(29,602)

Contract owner transactions:
Variable annuity deposits	45	—	41,714
Terminations, withdrawals and annuity payments	(3,633)	(20,000)	(5,982)
Transfers between subaccounts, net	(2)	(10,318)	57
Maintenance charges and mortality adjustments	(483)	(121)	(238)

Increase (decrease) in net assets from contract transactions	(4,073)	(30,439)	35,551

Total increase (decrease) in net assets	(46,806)	(40,551)	5,949

Net assets as of December 31, 2022	$234,385	$30,392	$186,269

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	Vanguard® VIF Diversified Value	Vanguard® VIF Equity Income	Vanguard® VIF Equity Index
Net assets as of December 31, 2020	$—	$544,440	$554,278

Investment income (loss):
Dividend distributions	—	11,865	7,724
Investment Expenses:
Mortality and expense risk and administrative charges	(1,419)	(10,152)	(4,633)

Net investment income (loss)	(1,419)	1,713	3,091

Increase (decrease) in net assets from operations:
Capital gain distributions	—	10,956	23,075
Realized capital gain (loss) on investments	85	11,699	3,407
Change in unrealized appreciation (depreciation)	14,137	104,657	133,479

Net gain (loss) on investments	14,222	127,312	159,961

Net increase (decrease) in net assets from operations	12,803	129,025	163,052

Contract owner transactions:
Variable annuity deposits	11,750	42,752	121,783
Terminations, withdrawals and annuity payments	—	(7,446)	(9,300)
Transfers between subaccounts, net	123,573	—	48,740
Maintenance charges and mortality adjustments	(34)	(1,173)	(668)

Increase (decrease) in net assets from contract transactions	135,289	34,133	160,555

Total increase (decrease) in net assets	148,092	163,158	323,607

Net assets as of December 31, 2021	$148,092	$707,598	$877,885

Investment income (loss):
Dividend distributions	1,722	17,338	10,508
Investment Expenses:
Mortality and expense risk and administrative charges	(1,920)	(9,673)	(4,238)

Net investment income (loss)	(198)	7,665	6,270

Increase (decrease) in net assets from operations:
Capital gain distributions	13,622	73,711	35,138
Realized capital gain (loss) on investments	(182)	1,809	4,552
Change in unrealized appreciation (depreciation)	(34,305)	(98,604)	(215,993)

Net gain (loss) on investments	(20,865)	(23,084)	(176,303)

Net increase (decrease) in net assets from operations	(21,063)	(15,419)	(170,033)

Contract owner transactions:
Variable annuity deposits	—	20,970	36,169
Terminations, withdrawals and annuity payments	(225)	(10,189)	(10,735)
Transfers between subaccounts, net	18,936	421	35,155
Maintenance charges and mortality adjustments	(296)	(1,703)	(1,121)

Increase (decrease) in net assets from contract transactions	18,415	9,499	59,468

Total increase (decrease) in net assets	(2,648)	(5,920)	(110,565)

Net assets as of December 31, 2022	$145,444	$701,678	$767,320

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	Vanguard® VIF Global Bond Index	Vanguard® VIF Growth	Vanguard® VIF High Yield Bond
Net assets as of December 31, 2020	$10,260	$246,551	$159,887

Investment income (loss):
Dividend distributions	178	90	6,752
Investment Expenses:
Mortality and expense risk and administrative charges	(185)	(4,932)	(2,076)

Net investment income (loss)	(7)	(4,842)	4,676

Increase (decrease) in net assets from operations:
Capital gain distributions	132	23,568	—
Realized capital gain (loss) on investments	1	2,987	83
Change in unrealized appreciation (depreciation)	(500)	16,643	(773)

Net gain (loss) on investments	(367)	43,198	(690)

Net increase (decrease) in net assets from operations	(374)	38,356	3,986

Contract owner transactions:
Variable annuity deposits	—	—	27,118
Terminations, withdrawals and annuity payments	—	(5,580)	—
Transfers between subaccounts, net	—	—	—
Maintenance charges and mortality adjustments	(1)	(20)	(242)

Increase (decrease) in net assets from contract transactions	(1)	(5,600)	26,876

Total increase (decrease) in net assets	(375)	32,756	30,862

Net assets as of December 31, 2021	$9,885	$279,307	$190,749

Investment income (loss):
Dividend distributions	245	—	8,761
Investment Expenses:
Mortality and expense risk and administrative charges	(147)	(3,454)	(1,764)

Net investment income (loss)	98	(3,454)	6,997

Increase (decrease) in net assets from operations:
Capital gain distributions	91	71,665	—
Realized capital gain (loss) on investments	(23)	(1,442)	(1,309)
Change in unrealized appreciation (depreciation)	(1,604)	(162,322)	(25,349)

Net gain (loss) on investments	(1,536)	(92,099)	(26,658)

Net increase (decrease) in net assets from operations	(1,438)	(95,553)	(19,661)

Contract owner transactions:
Variable annuity deposits	—	—	911
Terminations, withdrawals and annuity payments	—	(5,019)	—
Transfers between subaccounts, net	—	—	(8,229)
Maintenance charges and mortality adjustments	(18)	(209)	(418)

Increase (decrease) in net assets from contract transactions	(18)	(5,228)	(7,736)

Total increase (decrease) in net assets	(1,456)	(100,781)	(27,397)

Net assets as of December 31, 2022	$8,429	$178,526	$163,352

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	Vanguard® VIF International	Vanguard® VIF Mid-Cap Index	Vanguard® VIF Moderate Allocation
Net assets as of December 31, 2020	$567,206	$551,510	$198,115

Investment income (loss):
Dividend distributions	1,666	6,796	3,018
Investment Expenses:
Mortality and expense risk and administrative charges	(6,877)	(4,377)	(4,112)

Net investment income (loss)	(5,211)	2,419	(1,094)

Increase (decrease) in net assets from operations:
Capital gain distributions	41,882	40,560	7,312
Realized capital gain (loss) on investments	27,807	3,497	812
Change in unrealized appreciation (depreciation)	(83,342)	84,536	28,019

Net gain (loss) on investments	(13,653)	128,593	36,143

Net increase (decrease) in net assets from operations	(18,864)	131,012	35,049

Contract owner transactions:
Variable annuity deposits	60,194	37,233	1,173,257
Terminations, withdrawals and annuity payments	(13,759)	(10,286)	(6,440)
Transfers between subaccounts, net	(34,330)	—	—
Maintenance charges and mortality adjustments	(380)	(255)	(164)

Increase (decrease) in net assets from contract transactions	11,725	26,692	1,166,653

Total increase (decrease) in net assets	(7,139)	157,704	1,201,702

Net assets as of December 31, 2021	$560,067	$709,214	$1,399,817

Investment income (loss):
Dividend distributions	5,289	6,748	29,751
Investment Expenses:
Mortality and expense risk and administrative charges	(3,721)	(3,694)	(5,152)

Net investment income (loss)	1,568	3,054	24,599

Increase (decrease) in net assets from operations:
Capital gain distributions	78,412	64,019	55,434
Realized capital gain (loss) on investments	(4,510)	(2,618)	(2,359)
Change in unrealized appreciation (depreciation)	(243,554)	(202,551)	(307,955)

Net gain (loss) on investments	(169,652)	(141,150)	(254,880)

Net increase (decrease) in net assets from operations	(168,084)	(138,096)	(230,281)

Contract owner transactions:
Variable annuity deposits	20,668	2,551	57,520
Terminations, withdrawals and annuity payments	(11,276)	(10,684)	(11,431)
Transfers between subaccounts, net	(32,955)	(24,969)	—
Maintenance charges and mortality adjustments	(605)	(563)	(541)

Increase (decrease) in net assets from contract transactions	(24,168)	(33,665)	45,548

Total increase (decrease) in net assets	(192,252)	(171,761)	(184,733)

Net assets as of December 31, 2022	$367,815	$537,453	$1,215,084

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	Vanguard® VIF Real Estate Index	Vanguard® VIF Short Term Investment Grade	Vanguard® VIF Small Company Growth_(c)
Net assets as of December 31, 2020	$38,917	$365,963	$71,474

Investment income (loss):
Dividend distributions	913	7,611	293
Investment Expenses:
Mortality and expense risk and administrative charges	(1,513)	(5,653)	(1,235)

Net investment income (loss)	(600)	1,958	(942)

Increase (decrease) in net assets from operations:
Capital gain distributions	1,207	1,869	3,742
Realized capital gain (loss) on investments	154	3,255	259
Change in unrealized appreciation (depreciation)	27,625	(14,637)	5,834

Net gain (loss) on investments	28,986	(9,513)	9,835

Net increase (decrease) in net assets from operations	28,386	(7,555)	8,893

Contract owner transactions:
Variable annuity deposits	16,108	21,431	—
Terminations, withdrawals and annuity payments	(141)	(9,783)	(183)
Transfers between subaccounts, net	59,947	(33,058)	—
Maintenance charges and mortality adjustments	(47)	(499)	(258)

Increase (decrease) in net assets from contract transactions	75,867	(21,909)	(441)

Total increase (decrease) in net assets	104,253	(29,464)	8,452

Net assets as of December 31, 2021	$143,170	$336,499	$79,926

Investment income (loss):
Dividend distributions	1,120	12,304	170
Investment Expenses:
Mortality and expense risk and administrative charges	(676)	(7,536)	(890)

Net investment income (loss)	444	4,768	(720)

Increase (decrease) in net assets from operations:
Capital gain distributions	2,529	5,873	18,189
Realized capital gain (loss) on investments	7,441	(33,792)	(352)
Change in unrealized appreciation (depreciation)	(36,119)	(26,406)	(38,166)

Net gain (loss) on investments	(26,149)	(54,325)	(20,329)

Net increase (decrease) in net assets from operations	(25,705)	(49,557)	(21,049)

Contract owner transactions:
Variable annuity deposits	—	10,350	—
Terminations, withdrawals and annuity payments	(147)	(11,525)	(158)
Transfers between subaccounts, net	(65,582)	87,633	—
Maintenance charges and mortality adjustments	(104)	(1,995)	(304)

Increase (decrease) in net assets from contract transactions	(65,833)	84,463	(462)

Total increase (decrease) in net assets	(91,538)	34,906	(21,511)

Net assets as of December 31, 2022	$51,632	$371,405	$58,415

(c) Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	Vanguard® VIF Total Bond Market Index	Vanguard® VIF Total International Stock Market Index	Vanguard® VIF Total Stock Market Index
Net assets as of December 31, 2020	$1,159,651	$100,809	$1,188,721

Investment income (loss):
Dividend distributions	23,425	2,020	13,789
Investment Expenses:
Mortality and expense risk and administrative charges	(12,168)	(2,025)	(20,561)

Net investment income (loss)	11,257	(5)	(6,772)

Increase (decrease) in net assets from operations:
Capital gain distributions	9,394	961	59,170
Realized capital gain (loss) on investments	1,012	398	213,873
Change in unrealized appreciation (depreciation)	(53,249)	5,856	(38,210)

Net gain (loss) on investments	(42,843)	7,215	234,833

Net increase (decrease) in net assets from operations	(31,586)	7,210	228,061

Contract owner transactions:
Variable annuity deposits	110,683	27,996	27,103
Terminations, withdrawals and annuity payments	(30,061)	(194)	(175,737)
Transfers between subaccounts, net	—	11,675	(565,631)
Maintenance charges and mortality adjustments	(695)	(36)	(1,763)

Increase (decrease) in net assets from contract transactions	79,927	39,441	(716,028)

Total increase (decrease) in net assets	48,341	46,651	(487,967)

Net assets as of December 31, 2021	$1,207,992	$147,460	$700,754

Investment income (loss):
Dividend distributions	22,257	3,939	6,798
Investment Expenses:
Mortality and expense risk and administrative charges	(9,805)	(1,595)	(7,086)

Net investment income (loss)	12,452	2,344	(288)

Increase (decrease) in net assets from operations:
Capital gain distributions	7,898	4,124	36,416
Realized capital gain (loss) on investments	(21,273)	(3,128)	26,408
Change in unrealized appreciation (depreciation)	(176,886)	(28,663)	(197,432)

Net gain (loss) on investments	(190,261)	(27,667)	(134,608)

Net increase (decrease) in net assets from operations	(177,809)	(25,323)	(134,896)

Contract owner transactions:
Variable annuity deposits	5,167	1,640	41,714
Terminations, withdrawals and annuity payments	(38,384)	(1,135)	(27,447)
Transfers between subaccounts, net	57,007	(14,438)	(85,703)
Maintenance charges and mortality adjustments	(1,338)	(211)	(988)

Increase (decrease) in net assets from contract transactions	22,452	(14,144)	(72,424)

Total increase (decrease) in net assets	(155,357)	(39,467)	(207,320)

Net assets as of December 31, 2022	$1,052,635	$107,993	$493,434

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	Virtus Duff & Phelps Real Estate Securities Series	Virtus KAR Small- Cap Growth Series	Virtus Newfleet Multi-Sector Intermediate Bond Series
Net assets as of December 31, 2020	$83,160	$696,170	$61,591

Investment income (loss):
Dividend distributions	619	—	1,732
Investment Expenses:
Mortality and expense risk and administrative charges	(415)	(10,851)	(892)

Net investment income (loss)	204	(10,851)	840

Increase (decrease) in net assets from operations:
Capital gain distributions	1,627	124,381	—
Realized capital gain (loss) on investments	(2,095)	16,406	18
Change in unrealized appreciation (depreciation)	33,077	(102,305)	(1,093)

Net gain (loss) on investments	32,609	38,482	(1,075)

Net increase (decrease) in net assets from operations	32,813	27,631	(235)

Contract owner transactions:
Variable annuity deposits	20	27,884	—
Terminations, withdrawals and annuity payments	(4,692)	(20,622)	—
Transfers between subaccounts, net	(10,308)	150,858	—
Maintenance charges and mortality adjustments	(94)	(2,072)	(9)

Increase (decrease) in net assets from contract transactions	(15,074)	156,048	(9)

Total increase (decrease) in net assets	17,739	183,679	(244)

Net assets as of December 31, 2021	$100,899	$879,849	$61,347

Investment income (loss):
Dividend distributions	783	—	400
Investment Expenses:
Mortality and expense risk and administrative charges	(366)	(3,876)	(497)

Net investment income (loss)	417	(3,876)	(97)

Increase (decrease) in net assets from operations:
Capital gain distributions	1,894	31,715	—
Realized capital gain (loss) on investments	(556)	(88,627)	(3,962)
Change in unrealized appreciation (depreciation)	(28,152)	(135,471)	(1,211)

Net gain (loss) on investments	(26,814)	(192,383)	(5,173)

Net increase (decrease) in net assets from operations	(26,397)	(196,259)	(5,270)

Contract owner transactions:
Variable annuity deposits	—	9,062	220
Terminations, withdrawals and annuity payments	(4,376)	(14,076)	(47,527)
Transfers between subaccounts, net	—	(409,373)	—
Maintenance charges and mortality adjustments	(120)	(693)	(75)

Increase (decrease) in net assets from contract transactions	(4,496)	(415,080)	(47,382)

Total increase (decrease) in net assets	(30,893)	(611,339)	(52,652)

Net assets as of December 31, 2022	$70,006	$268,510	$8,695

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	Virtus SGA International Growth Series	Voya MidCap Opportunities Portfolio	VY CBRE Global Real Estate Portfolio_(a)
Net assets as of December 31, 2020	$259,986	$61,161	$26,482

Investment income (loss):
Dividend distributions	—	—	768
Investment Expenses:
Mortality and expense risk and administrative charges	(664)	(953)	(280)

Net investment income (loss)	(664)	(953)	488

Increase (decrease) in net assets from operations:
Capital gain distributions	21,387	9,422	—
Realized capital gain (loss) on investments	1,894	271	19
Change in unrealized appreciation (depreciation)	(1,974)	(2,600)	8,054

Net gain (loss) on investments	21,307	7,093	8,073

Net increase (decrease) in net assets from operations	20,643	6,140	8,561

Contract owner transactions:
Variable annuity deposits	—	—	4
Terminations, withdrawals and annuity payments	(17,457)	—	(476)
Transfers between subaccounts, net	(1,492)	—	—
Maintenance charges and mortality adjustments	(601)	(229)	(30)

Increase (decrease) in net assets from contract transactions	(19,550)	(229)	(502)

Total increase (decrease) in net assets	1,093	5,911	8,059

Net assets as of December 31, 2021	$261,079	$67,072	$34,541

Investment income (loss):
Dividend distributions	—	—	817
Investment Expenses:
Mortality and expense risk and administrative charges	(512)	(658)	(229)

Net investment income (loss)	(512)	(658)	588

Increase (decrease) in net assets from operations:
Capital gain distributions	5,543	36,752	1,451
Realized capital gain (loss) on investments	(4,154)	(363)	(692)
Change in unrealized appreciation (depreciation)	(50,263)	(53,386)	(10,482)

Net gain (loss) on investments	(48,874)	(16,997)	(9,723)

Net increase (decrease) in net assets from operations	(49,386)	(17,655)	(9,135)

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(13,787)	—	(2,035)
Transfers between subaccounts, net	(4,557)	—	—
Maintenance charges and mortality adjustments	(475)	(273)	(55)

Increase (decrease) in net assets from contract transactions	(18,819)	(273)	(2,090)

Total increase (decrease) in net assets	(68,205)	(17,928)	(11,225)

Net assets as of December 31, 2022	$192,874	$49,144	$23,316

(a) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

VY CBRE Real Estate Portfolio_(a)
Net assets as of December 31, 2020	$19,577

Investment income (loss):
Dividend distributions	384
Investment Expenses:
Mortality and expense risk and administrative charges	(61)

Net investment income (loss)	323

Increase (decrease) in net assets from operations:
Capital gain distributions	—
Realized capital gain (loss) on investments	32
Change in unrealized appreciation (depreciation)	9,693

Net gain (loss) on investments	9,725

Net increase (decrease) in net assets from operations	10,048

Contract owner transactions:
Variable annuity deposits	—
Terminations, withdrawals and annuity payments	—
Transfers between subaccounts, net	—
Maintenance charges and mortality adjustments	(50)

Increase (decrease) in net assets from contract transactions	(50)

Total increase (decrease) in net assets	9,998

Net assets as of December 31, 2021	$29,575

Investment income (loss):
Dividend distributions	323
Investment Expenses:
Mortality and expense risk and administrative charges	(61)

Net investment income (loss)	262

Increase (decrease) in net assets from operations:
Capital gain distributions	4,172
Realized capital gain (loss) on investments	19
Change in unrealized appreciation (depreciation)	(12,559)

Net gain (loss) on investments	(8,368)

Net increase (decrease) in net assets from operations	(8,106)

Contract owner transactions:
Variable annuity deposits	—
Terminations, withdrawals and annuity payments	—
Transfers between subaccounts, net	—
Maintenance charges and mortality adjustments	(47)

Increase (decrease) in net assets from contract transactions	(47)

Total increase (decrease) in net assets	(8,153)

Net assets as of December 31, 2022	$21,422

(a) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Notes to Financial Statements

December 31, 2022

1. Organization and Significant Accounting Policies

Variable Annuity Account A (the Account) is a deferred variable annuity contract offered by First Security Benefit Life Insurance and Annuity Company of New York (FSBL). The Account is an investment company as defined by Financial Accounting Standard Board (FASB) Accounting Standard Codification (ASC) 946. The Account follows the accounting guidance as outlined in ASC 946. Purchase payments for AdvisorDesigns, EliteDesigns and EliteDesigns II are allocated to one or more of the subaccounts that comprise the Account. The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended. As directed by the owners, amounts directed to each subaccount are invested in a designated mutual fund as follows:

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser
AB VPS Dynamic Asset Allocation	B	AllianceBernstein LP	—
AB VPS Growth and Income	B	AllianceBernstein LP	—
AB VPS Small/Mid Cap Value	B	AllianceBernstein LP	—
AB VPS Sustainable Global Thematic Growth	B	AllianceBernstein LP	—
AFIS Capital World Growth and Income	Class 4	Capital Research and Management Company	—
AFIS U.S. Government Securities	Class 4	Capital Research and Management Company	—
AFIS Washington Mutual Investors	Class 4	Capital Research and Management Company	—
Alger Capital Appreciation	Class S	Fred Alger Management, LLC	—
Alger Large Cap Growth	Class I-2	Fred Alger Management, LLC	—
Alger Large Cap Growth	Class S	Fred Alger Management, LLC	—
Allspring International Equity VT	2	Allspring Funds Management LLC	Allspring Global Investments, LLC
Allspring Omega Growth VT	2	Allspring Funds Management LLC	Allspring Global Investments, LLC
Allspring Opportunity VT	2	Allspring Funds Management LLC	Allspring Global Investments, LLC
ALPS/Alerian Energy Infrastructure	Class III	ALPS Advisors Inc	—
American Century VP Disciplined Core Value	II	American Century Investment Management, Inc	—
American Century VP Inflation Protection	II	American Century Investment Management, Inc	—
American Century VP International	II	American Century Investment Management, Inc	—
American Century VP Mid Cap Value	II	American Century Investment Management, Inc	—
American Century VP Value	II	American Century Investment Management, Inc	—
American Funds IS® Asset Allocation	Class 4	Capital Research and Management Company	—
American Funds IS® Capital World Bond	Class 4	Capital Research and Management Company	—
American Funds IS® Global Growth	Class 4	Capital Research and Management Company	—
American Funds IS® Global Small Capitalization	Class 4	Capital Research and Management Company	—
American Funds IS® Growth	Class 4	Capital Research and Management Company	—
American Funds IS® Growth-Income	Class 4	Capital Research and Management Company	—
American Funds IS® International	Class 4	Capital Research and Management Company	—
American Funds IS® International Growth and Income	Class 4	Capital Research and Management Company	—
American Funds IS® Mortgage	Class 4	Capital Research and Management Company	—

Variable Annuity Account A

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser
American Funds IS® New World	Class 4	Capital Research and Management Company	—
BlackRock Advantage Large Cap Core V.I.	Class 3	BlackRock Advisors LLC	—
BlackRock Basic Value V.I.	Class 3	BlackRock Advisors LLC	—
BlackRock Capital Appreciation V.I.	Class 3	BlackRock Advisors LLC	—
BlackRock Equity Dividend V.I.	Class 3	BlackRock Advisors LLC	—
BlackRock Global Allocation V.I.	Class 3	BlackRock Advisors LLC	BlackRock (Singapore) Ltd
BlackRock High Yield V.I.	Class 3	BlackRock Advisors LLC	BlackRock International Ltd
BlackRock Large Cap Focus Growth V.I.	Class 3	BlackRock Advisors LLC	—
BNY Mellon IP Small Cap Stock Index	Service	BNY Mellon Investment Adviser, Inc	—
BNY Mellon IP Technology Growth	Service	BNY Mellon Investment Adviser, Inc	Newton Investment Management North America, LLC
BNY Mellon Stock Index	Service	BNY Mellon Investment Adviser, Inc	Mellon Investments Corporation
BNY Mellon VIF Appreciation	Service	BNY Mellon Investment Adviser, Inc	Fayez Sarofim & Company
Delaware Ivy VIP Asset Strategy	Class II	Delaware Management Company	Macquarie Funds Management HK Ltd. Macquarie Investment Management Global Limited Macquarie Investment Management Austria Kapitalanlage AG Macquarie Investment Management Europe Limited
Delaware Ivy VIP Balanced	Class II	Delaware Management Company	Macquarie Funds Management HK Ltd. Macquarie Investment Management Global Limited Macquarie Investment Management Austria Kapitalanlage AG Macquarie Investment Management Europe Limited
Delaware Ivy VIP Core Equity	Class II	Delaware Management Company	—
Delaware Ivy VIP Energy	Class II	Delaware Management Company	Macquarie Funds Management HK Ltd. Macquarie Investment Management Global Limited
Delaware Ivy VIP Global Growth	Class II	Delaware Management Company	—
Delaware Ivy VIP Growth	Class II	Delaware Management Company	—

Variable Annuity Account A

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser
Delaware Ivy VIP High Income	Class II	Delaware Management Company	Macquarie Investment Management Global Limited Macquarie Investment Management Austria Kapitalanlage AG Macquarie Investment Management Europe Limited
Delaware Ivy VIP International Core Equity	Class II	Delaware Management Company	Macquarie Funds Management HK Ltd. Macquarie Investment Management Global Limited
Delaware Ivy VIP Limited-Term Bond	Class II	Delaware Management Company	Macquarie Investment Management Global Limited Macquarie Investment Management Austria Kapitalanlage AG Macquarie Investment Management Europe Limited
Delaware Ivy VIP Mid Cap Growth	Class II	Delaware Management Company	—
Delaware Ivy VIP Natural Resources	Class II	Delaware Management Company	Macquarie Funds Management HK Ltd. Macquarie Investment Management Global Limited
Delaware Ivy VIP Science And Technology	Class II	Delaware Management Company	—
Delaware Ivy VIP Small Cap Growth	Class II	Delaware Management Company	—
Delaware Ivy VIP Smid Cap Core	Class II	Delaware Management Company	Macquarie Funds Management HK Ltd. Macquarie Investment Management Global Limited
Delaware Ivy VIP Value	Class II	Delaware Management Company	—
Delaware VIP Global Value Equity	Class II	Delaware Management Company	Macquarie Funds Management HK Ltd. Macquarie Investment Management Global Limited
Delaware VIP Real Estate Securities	Class II	Delaware Management Company	Securian Asset Management, Inc.
Dimensional VA Equity Allocation	Institutional	Dimensional Fund Advisors LP	Dimensional Fund Advisors Ltd DFA Australia Ltd
Dimensional VA Global Bond Portfolio	—	Dimensional Fund Advisors LP	Dimensional Fund Advisors Ltd DFA Australia Ltd
Dimensional VA Global Moderate Allocation	Institutional	Dimensional Fund Advisors LP	—
Dimensional VA International Small Portfolio	—	Dimensional Fund Advisors LP	Dimensional Fund Advisors Ltd DFA Australia Ltd
Dimensional VA International Value Portfolio	—	Dimensional Fund Advisors LP	Dimensional Fund Advisors Ltd DFA Australia Ltd

Variable Annuity Account A

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser
Dimensional VA Short-Term Fixed Portfolio	—	Dimensional Fund Advisors LP	Dimensional Fund Advisors Ltd DFA Australia Ltd
Dimensional VA U.S. Large Value Portfolio	—	Dimensional Fund Advisors LP	—
Dimensional VA U.S. Targeted Value Portfolio	—	Dimensional Fund Advisors LP	—
Donoghue Forlines Dividend VIT Fund	1	Donoghue Forlines, LLC	—
Donoghue Forlines Momentum VIT Fund	1	Donoghue Forlines, LLC	—
DWS Capital Growth VIP	B	DWS Investment Management Americas, Inc	—
DWS Core Equity VIP	B	DWS Investment Management Americas, Inc	—
DWS CROCI® U.S. VIP	B	DWS Investment Management Americas, Inc	—
DWS Global Small Cap VIP	B	DWS Investment Management Americas, Inc	—
DWS High Income VIP	B	DWS Investment Management Americas, Inc	—
DWS International Growth VIP	B	DWS Investment Management Americas, Inc	—
DWS Small Mid Cap Value VIP	B	DWS Investment Management Americas, Inc	—
Eaton Vance VT Floating-Rate Income	—	Eaton Vance Management	—
Federated Hermes Fund for U.S. Government Securities II	Primary	Federated Investment Management Company	—
Federated Hermes High Income Bond II	Service	Federated Investment Management Company	—
Fidelity® VIP Balanced	Service Class 2	Fidelity Management & Research Company LLC	FMR Investment Management (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd
Fidelity® VIP Contrafund	Service Class 2	Fidelity Management & Research Company LLC	FMR Investment Management (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd
Fidelity® VIP Disciplined Small Cap	Service Class 2	Fidelity Management & Research Company LLC	Geode Capital Management, LLC
Fidelity® VIP Emerging Markets	Service Class 2	Fidelity Management & Research Company LLC

FMR Investment Management (UK) Ltd

Fidelity Management & Research (Japan) Ltd

FIL Investments (Japan) Ltd

Fil Investment Advisors

FIL Investment Advisors (UK) Ltd

Fidelity Management & Research (UK) Ltd

Fidelity® VIP Growth & Income	Service Class 2	Fidelity Management & Research Company LLC	Fidelity Management & Research (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd FMR Co., Inc (FMRC)

Variable Annuity Account A

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser
Fidelity® VIP Growth Opportunities	Service Class 2	Fidelity Management & Research Company LLC	FMR Investment Management (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd
Fidelity® VIP High Income	Service Class 2	Fidelity Management & Research Company LLC	FMR Investment Management (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd
Fidelity® VIP Index 500	Service Class 2	Fidelity Management & Research Company LLC	Geode Capital Management, LLC
Fidelity® VIP Investment Grade Bond	Service Class 2	Fidelity Management & Research Company LLC	FMR Investment Management (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd
Fidelity® VIP Mid Cap	Service Class 2	Fidelity Management & Research Company LLC	FMR Investment Management (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd
Fidelity® VIP Overseas	Service Class 2	Fidelity Management & Research Company LLC

FMR Investment Management (UK) Ltd

Fidelity Management & Research (Japan) Ltd

FIL Investments (Japan) Ltd

Fil Investment Advisors

Fidelity Management & Research (HK) Ltd

FIL Investment Advisors (UK) Ltd

Fidelity® VIP Real Estate	Service Class 2	Fidelity Management & Research Company LLC	FMR Investment Management (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd
Fidelity® VIP Strategic Income	Service Class 2	Fidelity Management & Research Company LLC

FMR Investment Management (UK) Ltd

Fidelity Management & Research (Japan) Ltd

FIL Investments (Japan) Ltd

Fil Investment Advisors

FIL Investment Advisors (UK) Ltd

Fidelity Management & Research (UK) Ltd

Franklin DynaTech VIP	Class 2	Franklin Advisers, Inc	—
Franklin Growth and Income VIP Fund	Class 2	Franklin Advisers, Inc	—
Franklin Income VIP Fund	Class 2	Franklin Advisers, Inc	—
Franklin Large Cap Growth VIP Fund	Class 2	Franklin Advisers, Inc	—
Franklin Mutual Global Discovery VIP Fund	Class 2	Franklin Mutual Advisers, LLC	—
Franklin Mutual Shares VIP Fund	Class 2	Franklin Mutual Advisers, LLC	—
Franklin Rising Dividends VIP Fund	Class 2	Franklin Advisers, Inc	—
Franklin Small Cap Value VIP Fund	Class 2	Franklin Mutual Advisers, LLC	—

Variable Annuity Account A

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser
Franklin Small-Mid Cap Growth VIP Fund	Class 2	Franklin Advisers, Inc	—
Franklin Strategic Income VIP Fund	Class 2	Franklin Advisers, Inc	—
Franklin U.S. Government Securities VIP Fund	Class 2	Franklin Advisers, Inc	—
Goldman Sachs VIT International Equity Insights	Service	Goldman Sachs Asset Management, LP	—
Goldman Sachs VIT Large Cap Value	Service	Goldman Sachs Asset Management, LP	—
Goldman Sachs VIT Mid Cap Growth Fund	Service	Goldman Sachs Asset Management, LP	—
Goldman Sachs VIT Mid Cap Value	Service	Goldman Sachs Asset Management, LP	—
Goldman Sachs VIT Small Cap Equity Insights	Service	Goldman Sachs Asset Management, LP	—
Goldman Sachs VIT Strategic Growth	Service	Goldman Sachs Asset Management, LP	—
Guggenheim VIF All Cap Value	—	Security Investors, LLC	—
Guggenheim VIF Floating Rate Strategies	—	Guggenheim Partners Investment Mgmt LLC	—
Guggenheim VIF Global Managed Futures Strategy	—	Security Investors, LLC	—
Guggenheim VIF High Yield	—	Security Investors, LLC	—
Guggenheim VIF Large Cap Value	—	Security Investors, LLC	—
Guggenheim VIF Long Short Equity	—	Security Investors, LLC	—
Guggenheim VIF Managed Asset Allocation	—	Security Investors, LLC	—
Guggenheim VIF Multi-Hedge Strategies	—	Security Investors, LLC	—
Guggenheim VIF Small Cap Value	—	Security Investors, LLC	—
Guggenheim VIF SMid Cap Value	—	Security Investors, LLC	—
Guggenheim VIF StylePlus Large Core	—	Security Investors, LLC	—
Guggenheim VIF StylePlus Large Growth	—	Security Investors, LLC	—
Guggenheim VIF StylePlus Mid Growth	—	Security Investors, LLC	—
Guggenheim VIF StylePlus Small Growth	—	Security Investors, LLC	—
Guggenheim VIF Total Return Bond	—	Security Investors, LLC	—
Guggenheim VIF World Equity Income	—	Security Investors, LLC	—
Invesco Oppenheimer V.I. International Growth Fund	Series II	Invesco Advisers, Inc	—
Invesco V.I. American Franchise	Series I	Invesco Advisers, Inc	—
Invesco V.I. American Franchise	Series II	Invesco Advisers, Inc	—
Invesco V.I. American Value	Series II	Invesco Advisers, Inc	—
Invesco V.I. Balanced-Risk Allocation	Series II	Invesco Advisers, Inc	—
Invesco V.I. Comstock	Series II	Invesco Advisers, Inc	—
Invesco V.I. Core Equity	Series II	Invesco Advisers, Inc	—
Invesco V.I. Discovery Mid Cap Growth	Series II	Invesco Advisers, Inc	—
Invesco V.I. Equally-Weighted S&P 500	Series II	Invesco Advisers, Inc	Invesco Capital Management LLC
Invesco V.I. Equity and Income	Series II	Invesco Advisers, Inc	—
Invesco V.I. EVQ International Equity Fund	Series II	Invesco Advisers, Inc	—

Variable Annuity Account A

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser
Invesco V.I. Global	Series II	Invesco Advisers, Inc	—
Invesco V.I. Global Core Equity	Series II	Invesco Advisers, Inc	Invesco Canada Ltd
Invesco V.I. Global Real Estate	Series II	Invesco Advisers, Inc	Invesco Asset Management Ltd
Invesco V.I. Global Strategic Income	Series II	Invesco Advisers, Inc	—
Invesco V.I. Government Securities	Series II	Invesco Advisers, Inc	—
Invesco V.I. Growth and Income	Series II	Invesco Advisers, Inc	—
Invesco V.I. Health Care	Series II	Invesco Advisers, Inc	—
Invesco V.I. High Yield	Series II	Invesco Advisers, Inc	—
Invesco V.I. Main Street Mid Cap Fund®	Series II	Invesco Advisers, Inc	—
Invesco V.I. Main Street Small Cap Fund®	Series II	Invesco Advisers, Inc	—
Invesco V.I. S&P 500 Index	Series II	Invesco Advisers, Inc	Invesco Capital Management LLC
Invesco V.I. Small Cap Equity	Series II	Invesco Advisers, Inc	—
Janus Henderson VIT Enterprise	Service	Janus Capital Management LLC	—
Janus Henderson VIT Forty	Service	Janus Capital Management LLC	—
Janus Henderson VIT Mid Cap Value	Service	Janus Capital Management LLC	—
Janus Henderson VIT Overseas	Service	Janus Capital Management LLC	—
Janus Henderson VIT Research	Service	Janus Capital Management LLC	—
JPMorgan Insurance Trust Core Bond Portfolio	Class 2	J.P. Morgan Investment Management, Inc	—
JPMorgan Insurance Trust Small Cap Core Portfolio	Class 2	J.P. Morgan Investment Management, Inc	—
JPMorgan Insurance Trust US Equity Portfolio	Class 2	J.P. Morgan Investment Management, Inc	—
Lord Abbett Series Bond-Debenture VC	VC	Lord, Abbett & Co LLC	—
Lord Abbett Series Developing Growth VC	VC	Lord, Abbett & Co LLC	—
Lord Abbett Series Dividend Growth VC	VC	Lord, Abbett & Co LLC	—
Lord Abbett Series Fundamental Equity VC	VC	Lord, Abbett & Co LLC	—
Lord Abbett Series Growth and Income VC	VC	Lord, Abbett & Co LLC	—
Lord Abbett Series Growth Opportunities VC	VC	Lord, Abbett & Co LLC	—
Lord Abbett Series Mid Cap Stock VC	VC	Lord, Abbett & Co LLC	—
Lord Abbett Series Total Return VC	VC	Lord, Abbett & Co LLC	—
MFS® VIT Emerging Markets Equity	Service	Massachusetts Financial Services Company	—
MFS® VIT Global Tactical Allocation	Service	Massachusetts Financial Services Company	—
MFS® VIT High Yield	Service	Massachusetts Financial Services Company	—
MFS® VIT II MA Investors Growth Stock	Service	Massachusetts Financial Services Company	—
MFS® VIT II Research International	Service	Massachusetts Financial Services Company	—
MFS® VIT International Intrinsic Value	Service	Massachusetts Financial Services Company	—
MFS® VIT Investors Trust	Service	Massachusetts Financial Services Company	—
MFS® VIT New Discovery	Service	Massachusetts Financial Services Company	—

Variable Annuity Account A

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser
MFS® VIT Research	Service	Massachusetts Financial Services Company	—
MFS® VIT Total Return	Service	Massachusetts Financial Services Company	—
MFS® VIT Total Return Bond	Service	Massachusetts Financial Services Company	—
MFS® VIT Utilities	Service	Massachusetts Financial Services Company	—
Morgan Stanley VIF Emerging Markets Debt	II	Morgan Stanley Investment Management, Inc	Morgan Stanley Investment Management Ltd
Morgan Stanley VIF Emerging Markets Equity	II	Morgan Stanley Investment Management, Inc	Morgan Stanley Investment Management Co
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	Class II	ALPS Advisors Inc	Morningstar Investment Management LLC
Morningstar Balanced ETF Asset Allocation Portfolio	Class II	ALPS Advisors Inc	Morningstar Investment Management LLC
Morningstar Conservative ETF Asset Allocation Portfolio	Class II	ALPS Advisors Inc	Morningstar Investment Management LLC
Morningstar Growth ETF Asset Allocation Portfolio	Class II	ALPS Advisors Inc	Morningstar Investment Management LLC
Morningstar Income and Growth ETF Asset Allocation Portfolio	Class II	ALPS Advisors Inc	Morningstar Investment Management LLC
Neuberger Berman AMT Sustainable Equity	I	Neuberger Berman Investment Advisers LLC	—
PIMCO VIT All Asset	Advisor	Pacific Investment Management Company, LLC	Research Affiliates LLC
PIMCO VIT CommodityRealReturn Strategy	Advisor	Pacific Investment Management Company, LLC	—
PIMCO VIT Emerging Markets Bond	Advisor	Pacific Investment Management Company, LLC	—
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)	Advisor	Pacific Investment Management Company, LLC	—
PIMCO VIT Global Managed Asset Allocation	Advisor	Pacific Investment Management Company, LLC	—
PIMCO VIT High Yield	Advisor	Pacific Investment Management Company, LLC	—
PIMCO VIT International Bond Portfolio (Unhedged)	Advisor	Pacific Investment Management Company, LLC	—
PIMCO VIT Low Duration	Administrative	Pacific Investment Management Company, LLC	—
PIMCO VIT Low Duration	Advisor	Pacific Investment Management Company, LLC	—
PIMCO VIT Real Return	Administrative	Pacific Investment Management Company, LLC	—
PIMCO VIT Real Return	Advisor	Pacific Investment Management Company, LLC	—
PIMCO VIT Short-Term	Advisor	Pacific Investment Management Company, LLC	—
PIMCO VIT Total Return	Administrative	Pacific Investment Management Company, LLC	—
PIMCO VIT Total Return	Advisor	Pacific Investment Management Company, LLC	—
Pioneer Bond VCT	II	Amundi Asset Management US, Inc	—
Pioneer Equity Income VCT	II	Amundi Asset Management US, Inc	—
Pioneer High Yield VCT	II	Amundi Asset Management US, Inc	—
Pioneer Real Estate Shares VCT	II	Amundi Asset Management US, Inc	—
Pioneer Strategic Income VCT	II	Amundi Asset Management US, Inc	—
Putnam VT Diversified Income	IB	Putnam Investment Management, LLC	Putnam Investments Ltd

Variable Annuity Account A

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser
Putnam VT Global Asset Allocation	IB	Putnam Investment Management, LLC	Putnam Advisory Company, LLC Putnam Investments Ltd
Putnam VT Growth Opportunities	IB	Putnam Investment Management, LLC	Putnam Investments Ltd
Putnam VT High Yield	IB	Putnam Investment Management, LLC	Putnam Investments Ltd
Putnam VT Income	IB	Putnam Investment Management, LLC	Putnam Investments Ltd
Putnam VT Large Cap Value	IB	Putnam Investment Management, LLC	Putnam Investments Ltd
Putnam VT Multi-Asset Absolute Return	IB	Putnam Investment Management, LLC	Putnam Advisory Company, LLC Putnam Investments Ltd
Putnam VT Multi-Cap Core	IB	Putnam Investment Management, LLC	Putnam Investments Ltd
Putnam VT Small Cap Growth	IB	Putnam Investment Management, LLC	Putnam Investments Ltd
Redwood Managed Volatility	Class N	Redwood Investment Management, LLC	—
Rydex VIF Banking	—	Security Investors, LLC	—
Rydex VIF Basic Materials	—	Security Investors, LLC	—
Rydex VIF Biotechnology	—	Security Investors, LLC	—
Rydex VIF Commodities Strategy	—	Security Investors, LLC	—
Rydex VIF Consumer Products	—	Security Investors, LLC	—
Rydex VIF Dow 2x Strategy	—	Security Investors, LLC	—
Rydex VIF Electronics	—	Security Investors, LLC	—
Rydex VIF Energy	—	Security Investors, LLC	—
Rydex VIF Energy Services	—	Security Investors, LLC	—
Rydex VIF Europe 1.25x Strategy	—	Security Investors, LLC	—
Rydex VIF Financial Services	—	Security Investors, LLC	—
Rydex VIF Government Long Bond 1.2x Strategy	—	Security Investors, LLC	—
Rydex VIF Health Care	—	Security Investors, LLC	—
Rydex VIF High Yield Strategy	—	Security Investors, LLC	—
Rydex VIF Internet	—	Security Investors, LLC	—
Rydex VIF Inverse Dow 2x Strategy	—	Security Investors, LLC	—
Rydex VIF Inverse Government Long Bond Strategy	—	Security Investors, LLC	—
Rydex VIF Inverse Mid-Cap Strategy	—	Security Investors, LLC	—
Rydex VIF Inverse NASDAQ-100® Strategy	—	Security Investors, LLC	—
Rydex VIF Inverse Russell 2000® Strategy	—	Security Investors, LLC	—
Rydex VIF Inverse S&P 500 Strategy	—	Security Investors, LLC	—
Rydex VIF Japan 2x Strategy	—	Security Investors, LLC	—
Rydex VIF Leisure	—	Security Investors, LLC	—
Rydex VIF Mid-Cap 1.5x Strategy	—	Security Investors, LLC	—
Rydex VIF Money Market	—	Security Investors, LLC	—

Variable Annuity Account A

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser
Rydex VIF NASDAQ-100®	—	Security Investors, LLC	—
Rydex VIF NASDAQ-100® 2x Strategy	—	Security Investors, LLC	—
Rydex VIF Nova	—	Security Investors, LLC	—
Rydex VIF Precious Metals	—	Security Investors, LLC	—
Rydex VIF Real Estate	—	Security Investors, LLC	—
Rydex VIF Retailing	—	Security Investors, LLC	—
Rydex VIF Russell 2000® 1.5x Strategy	—	Security Investors, LLC	—
Rydex VIF Russell 2000® 2x Strategy	—	Security Investors, LLC	—
Rydex VIF S&P 500 2x Strategy	—	Security Investors, LLC	—
Rydex VIF S&P 500 Pure Growth	—	Security Investors, LLC	—
Rydex VIF S&P 500 Pure Value	—	Security Investors, LLC	—
Rydex VIF S&P MidCap 400 Pure Growth	—	Security Investors, LLC	—
Rydex VIF S&P MidCap 400 Pure Value	—	Security Investors, LLC	—
Rydex VIF S&P SmallCap 600 Pure Growth	—	Security Investors, LLC	—
Rydex VIF S&P SmallCap 600 Pure Value	—	Security Investors, LLC	—
Rydex VIF Strengthening Dollar 2x Strategy	—	Security Investors, LLC	—
Rydex VIF Technology	—	Security Investors, LLC	—
Rydex VIF Telecommunications	—	Security Investors, LLC	—
Rydex VIF Transportation	—	Security Investors, LLC	—
Rydex VIF Utilities	—	Security Investors, LLC	—
Rydex VIF Weakening Dollar 2x Strategy	—	Security Investors, LLC	—
T. Rowe Price Blue Chip Growth	II	T. Rowe Price Associates, Inc	—
T. Rowe Price Equity Income	II	T. Rowe Price Associates, Inc	—
T. Rowe Price Health Sciences	II	T. Rowe Price Associates, Inc	—
T. Rowe Price Limited-Term Bond	II	T. Rowe Price Associates, Inc	—
Templeton Developing Markets VIP Fund	Class 2	Templeton Asset Management Ltd	Franklin Templeton Inv Mgmt Ltd
Templeton Foreign VIP Fund	Class 2	Templeton Investment Counsel LLC	—
Templeton Global Bond VIP Fund	Class 2	Franklin Advisers, Inc	—
Templeton Growth VIP Fund	Class 2	Templeton Global Advisors Ltd	—
Third Avenue Value	—	Third Avenue Management LLC	—
TOPS® Aggressive Growth ETF	Investor	ValMark Advisers, Inc	Milliman Financial Risk Management LLC
TOPS® Balanced ETF	Investor	ValMark Advisers, Inc	Milliman Financial Risk Management LLC
TOPS® Conservative ETF	Investor	ValMark Advisers, Inc	Milliman Financial Risk Management LLC
TOPS® Growth ETF	Investor	ValMark Advisers, Inc	Milliman Financial Risk Management LLC
TOPS® Managed Risk Balanced ETF	Investor	ValMark Advisers, Inc	Milliman Financial Risk Management LLC
TOPS® Managed Risk Growth ETF	Investor	ValMark Advisers, Inc	Milliman Financial Risk Management LLC

Variable Annuity Account A

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser
TOPS® Managed Risk Moderate Growth ETF	Investor	ValMark Advisers, Inc	Milliman Financial Risk Management LLC
TOPS® Moderate Growth ETF	Investor	ValMark Advisers, Inc	Milliman Financial Risk Management LLC
VanEck VIP Global Gold	S	Van Eck Associates Corporation	—
VanEck VIP Global Resources	S	Van Eck Associates Corporation	—
Vanguard® VIF Balanced	—	Wellington Management Company LLP	—
Vanguard® VIF Capital Growth	—	PRIMECAP Management Company	—
Vanguard® VIF Conservative Allocation	—	Vanguard Group Inc	—
Vanguard® VIF Diversified Value	—	Lazard Asset Management LLC;Hotchkis & Wiley Capital Management LLC	—
Vanguard® VIF Equity Income	—	Vanguard Group Inc Wellington Management Company LLP	—
Vanguard® VIF Equity Index	—	Vanguard Group Inc	—
Vanguard® VIF Global Bond Index	—	Vanguard Group Inc	—
Vanguard® VIF Growth	—	Wellington Management Company LLP	—
Vanguard® VIF High Yield Bond	—	Wellington Management Company LLP	—
Vanguard® VIF International	—	Baillie Gifford Overseas Ltd;Schroder Investment Management North America Inc	—
Vanguard® VIF Mid-Cap Index	—	Vanguard Group Inc	—
Vanguard® VIF Moderate Allocation	—	Vanguard Group Inc	—
Vanguard® VIF Real Estate Index	—	Vanguard Group Inc	—
Vanguard® VIF Short Term Investment Grade	—	Vanguard Group Inc	—
Vanguard® VIF Small Company Growth	—	ArrowMark Colorado Holdings, LLC (ArrowMark Partners);Vanguard Group Inc	—
Vanguard® VIF Total Bond Market Index	—	Vanguard Group Inc	—
Vanguard® VIF Total International Stock Market Index	—	Vanguard Group Inc	—
Vanguard® VIF Total Stock Market Index	—	Vanguard Group Inc	—
Virtus Duff & Phelps Real Estate Securities Series	A	Virtus Investment Advisers, Inc	Duff & PheLPs Investment Management Co
Virtus KAR Small-Cap Growth Series	A	Virtus Investment Advisers, Inc	Kayne Anderson Rudnick Inv Mgmt., LLC
Virtus Newfleet Multi-Sector Intermediate Bond Series	A	Virtus Investment Advisers, Inc	Newfleet Asset Management, LLC
Virtus SGA International Growth Series	A	Virtus Investment Advisers, Inc	Sustainable Growth Advisers, LP
Virtus Strategic Allocation Series	A	Virtus Investment Advisors (VIA)	Newfleet Asset Management, LLC Kayne Anderson Rudnick Investment Management LLC
Voya MidCap Opportunities Portfolio	S2	Voya Investments, LLC	Voya Investment Management Co. LLC
VY CBRE Global Real Estate Portfolio	S2	Voya Investments, LLC	CBRE Clarion Securities LLC

Variable Annuity Account A

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser
VY CBRE Real Estate Portfolio	S2	Voya Investments, LLC	CBRE Clarion Securities LLC
Western Asset Variable Global High Yield Bond	II	Legg Mason Partners Fund Advisor, LLC	Western Asset Management Company Pte Ltd – Singapore Inc Western Asset Management Company, LLC Inc Western Asset Management Company Ltd – UK

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from FSBL’s other assets and liabilities. The portion of the Account’s assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business FSBL may conduct.

Variable Annuity Account A

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Three Hundred One subaccounts are currently offered by the Account. The following subaccounts had no activity for two consecutive years and are not included in the statements of net assets or the statements of operations and changes in net assets:

Subaccount
AB VPS Dynamic Asset Allocation
AB VPS Sustainable Global Thematic Growth
Allspring International Equity VT
American Funds IS® Mortgage
BlackRock Capital Appreciation V.I.
BNY Mellon Stock Index
Delaware Ivy VIP Core Equity
Delaware Ivy VIP Value
Delaware VIP Real Estate Securities
Dimensional VA Equity Allocation
Dimensional VA Global Moderate Allocation
Donoghue Forlines Momentum VIT Fund
DWS Capital Growth VIP
DWS CROCI® U.S. VIP
DWS High Income VIP
DWS International Growth VIP
Goldman Sachs VIT Large Cap Value
Goldman Sachs VIT Small Cap Equity Insights
Goldman Sachs VIT Strategic Growth
Guggenheim VIF Managed Asset Allocation
Invesco V.I. American Franchise Series II
Invesco V.I. Global Core Equity
Invesco V.I. Growth and Income
Invesco V.I. High Yield
Lord Abbett Series Dividend Growth VC
Lord Abbett Series Fundamental Equity VC
Lord Abbett Series Mid Cap Stock VC
MFS® VIT High Yield
MFS® VIT II MA Investors Growth Stock
MFS® VIT Investors Trust
MFS® VIT Total Return Bond
Morgan Stanley VIF Emerging Markets Debt
PIMCO VIT Global Managed Asset Allocation
Pioneer High Yield VCT
Putnam VT Diversified Income
Putnam VT Global Asset Allocation
Putnam VT High Yield
Putnam VT Multi-Cap Core
Redwood Managed Volatility
Rydex VIF High Yield Strategy
Rydex VIF Telecommunications
Templeton Growth VIP Fund
Third Avenue Value
TOPS® Aggressive Growth ETF
TOPS® Balanced ETF

Variable Annuity Account A

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount with No Activity
TOPS® Conservative ETF
TOPS® Growth ETF
TOPS® Managed Risk Balanced ETF
TOPS® Managed Risk Growth ETF
TOPS® Managed Risk Moderate Growth ETF
TOPS® Moderate Growth ETF
Virtus Strategic Allocation Series
Western Asset Variable Global High Yield Bond

All subaccounts reported a full twelve month period except for the following as indicated:

Inception Date	Subaccount
December 17, 2021	Donoghue Forlines Dividend VIT Fund
December 17, 2021	Donoghue Forlines Momentum VIT Fund
May 1, 2019	Dimensional VA Equity Allocation
May 1, 2019	Dimensional VA Global Moderate Allocation
May 1, 2019	Vanguard® VIF Global Bond Index
May 1, 2019	Vanguard® VIF Total International Stock Market Index

During the current year the following subaccount name changes were made effective:

Date	New Name	Old Name
April 29, 2022	Goldman Sachs VIT Mid Cap Growth Fund	Goldman Sachs VIT Growth Opportunities
April 29, 2022	Invesco V.I. EVQ International Equity Fund	Invesco V.I. International Growth
May 2, 2022	AB VPS Sustainable Global Thematic Growth	AB VPS Global Thematic Growth
May 2, 2022	VY CBRE Global Real Estate Portfolio	VY Clarion Global Real Estate Portfolio
May 2, 2022	VY CBRE Real Estate Portfolio	VY Clarion Real Estate Portfolio
August 1, 2022	Delaware VIP Global Value Equity	Delaware Ivy VIP Global Equity Income
August 1, 2022	Delaware VIP Real Estate Securities	Delaware Ivy VIP Securian Real Estate Securities

As a result of restructuring, the following underlying fund that was previously offered is no longer available as an investment option to our Contract Owners. Any Contract Owner allocations that remained in this fund were redeemed and used to purchase shares of the surviving funds as indicated:

Date	Surviving Subaccount	Closed Subaccount
April 29, 2022	Invesco V.I. Equally-Weighted S&P 500	Invesco V.I. S&P 500 Index
June 3, 2022	Alger Large Cap Growth Class I-2	Alger Large Cap Growth Class S

During the current year the following subaccounts were liquidated and subsequently reinvested:

Date	Liquidated Subaccount	Reinvested Subaccount	Transferred Assets ($)
April 27, 2022	Delaware Ivy VIP Global Bond	Rydex VIF Money Market	—
April 29, 2022	Goldman Sachs VIT High Quality Floating Rate	Rydex VIF Money Market	13,263
October 21, 2022	Probabilities Fund	Rydex VIF Money Market	59,306

Variable Annuity Account A

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Date	Liquidated Subaccount	Reinvested Subaccount	Transferred Assets ($)
December 8, 2022	7Twelve Balanced Portfolio	Rydex VIF Money Market	469,748

The following subaccounts are closed to new investments:

Subaccount
Alger Capital Appreciation
American Century VP Mid Cap Value
Rydex VIF Dow 2x Strategy
Rydex VIF Europe 1.25x Strategy
Rydex VIF Government Long Bond 1.2x Strategy
Rydex VIF Inverse Government Long Bond Strategy
Rydex VIF Inverse Russell 2000® Strategy
Rydex VIF Inverse S&P 500 Strategy
Rydex VIF Japan 2x Strategy
Rydex VIF Mid-Cap 1.5x Strategy
Rydex VIF NASDAQ-100® 2x Strategy
Rydex VIF Nova
Rydex VIF Russell 2000® 1.5x Strategy
Rydex VIF Russell 2000® 2x Strategy
Rydex VIF S&P 500 2x Strategy
Rydex VIF Strengthening Dollar 2x Strategy
Rydex VIF Weakening Dollar 2x Strategy
Vanguard® VIF Small Company Growth

Investment Valuation

Investments in mutual fund shares are carried in the statements of net assets at market value (net asset value of the underlying mutual fund). Investment transactions are accounted for on the trade date. Realized capital gains and losses on sales of investments are determined based on the average cost of investments sold. The difference between cost and current market value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

The cost of investment purchases and proceeds from investments sold for the year ended December 31, 2022, were as follows:

Subaccount	Cost of Purchases	Proceeds from Sales
AB VPS Growth and Income	$5,554	$460
AB VPS Small/Mid Cap Value	551	63
AFIS Capital World Growth and Income	44,184	2,092
AFIS U.S. Government Securities	29,346	10,080
AFIS Washington Mutual Investors	281,193	10,080
Alger Capital Appreciation (c)	68,355	42,656
Alger Large Cap Growth Class I-2 (b)	29,033	259
Alger Large Cap Growth Class S (b)	—	28,017
Allspring Omega Growth VT	18,221	10,737

(b)	Merger. See Note 1.
(c)	Closed to new investments. See Note 1.

Variable Annuity Account A

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Cost of Purchases	Proceeds from Sales
Allspring Opportunity VT	$50,201	$19,652
ALPS/Alerian Energy Infrastructure	39,660	9,044
American Century VP Disciplined Core Value	49,507	4,267
American Century VP Inflation Protection	2,739	1,637
American Century VP International	8,193	712
American Century VP Mid Cap Value (c)	9,390	1,381
American Century VP Value	5,382	498
American Funds IS® Asset Allocation	149,300	841,347
American Funds IS® Capital World Bond	1,816	399
American Funds IS® Global Growth	37,683	6,816
American Funds IS® Global Small Capitalization	30,027	2,857
American Funds IS® Growth	90,080	12,241
American Funds IS® Growth-Income	74,379	13,078
American Funds IS® International	7,246	482
American Funds IS® International Growth and Income	53,412	1,791
American Funds IS® New World	20,907	1,642
BlackRock Advantage Large Cap Core V.I.	4,457	10,241
BlackRock Basic Value V.I.	113,734	4,918
BlackRock Equity Dividend V.I.	30,287	3,387
BlackRock Global Allocation V.I.	2,107	2,188
BlackRock High Yield V.I.	37,991	25,856
BlackRock Large Cap Focus Growth V.I.	5,349	1,844
BNY Mellon IP Small Cap Stock Index	32,084	33,872
BNY Mellon IP Technology Growth	17,690	2,640
BNY Mellon VIF Appreciation	12,605	123
Delaware Ivy VIP Asset Strategy	3,838	665
Delaware Ivy VIP Balanced	20,696	2,164
Delaware Ivy VIP Energy	22,051	293
Delaware Ivy VIP Global Growth	19,418	1,417
Delaware Ivy VIP Growth	9,009	100
Delaware Ivy VIP High Income	4,160	8,520
Delaware Ivy VIP International Core Equity	4,306	740
Delaware Ivy VIP Limited-Term Bond	30,374	15,992
Delaware Ivy VIP Mid Cap Growth	37,655	1,222
Delaware Ivy VIP Natural Resources	62	67
Delaware Ivy VIP Science And Technology	8,395	4,436
Delaware Ivy VIP Small Cap Growth	12,911	1,011
Delaware Ivy VIP Smid Cap Core	5,784	142
Delaware VIP Global Value Equity (a)	2,691	140
Dimensional VA Global Bond Portfolio	141	2,047
Dimensional VA International Small Portfolio	6,174	9,178
Dimensional VA International Value Portfolio	163,788	16,559
Dimensional VA Short-Term Fixed Portfolio	5,242	7,567
Dimensional VA U.S. Large Value Portfolio	36,769	52,779
Dimensional VA U.S. Targeted Value Portfolio	18,120	12,291

(a)	Name change. See Note 1.
(c)	Closed to new investments. See Note 1.

Variable Annuity Account A

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Cost of Purchases	Proceeds from Sales
Donoghue Forlines Dividend VIT Fund	$10,885	$3
DWS Core Equity VIP	19,900	51,244
DWS Global Small Cap VIP	12,024	845
DWS Small Mid Cap Value VIP	10,624	219
Eaton Vance VT Floating-Rate Income	167,552	14,484
Federated Hermes Fund for U.S. Government Securities II	1,493,896	1,291,120
Federated Hermes High Income Bond II	37,350	92,599
Fidelity® VIP Balanced	94,978	13,421
Fidelity® VIP Contrafund	201,591	113,673
Fidelity® VIP Disciplined Small Cap	7,670	324
Fidelity® VIP Emerging Markets	22,895	21,660
Fidelity® VIP Growth & Income	32,594	11,030
Fidelity® VIP Growth Opportunities	395,248	346,041
Fidelity® VIP High Income	11,762	646
Fidelity® VIP Index 500	67,542	453,990
Fidelity® VIP Investment Grade Bond	69,184	46,845
Fidelity® VIP Mid Cap	17,857	14,964
Fidelity® VIP Overseas	1,360	789
Fidelity® VIP Real Estate	9,996	16,138
Fidelity® VIP Strategic Income	42,569	3,435
Franklin DynaTech VIP	16,265	1,421
Franklin Growth and Income VIP Fund	187,497	2,598
Franklin Income VIP Fund	65,089	4,829
Franklin Large Cap Growth VIP Fund	472,486	20,019
Franklin Mutual Global Discovery VIP Fund	10,973	737
Franklin Mutual Shares VIP Fund	8,361	369
Franklin Rising Dividends VIP Fund	147,992	3,857
Franklin Small Cap Value VIP Fund	107,056	19,719
Franklin Small-Mid Cap Growth VIP Fund	270,369	34,095
Franklin Strategic Income VIP Fund	15,352	14,478
Franklin U.S. Government Securities VIP Fund	170,694	114,556
Goldman Sachs VIT International Equity Insights	194	5,068
Goldman Sachs VIT Mid Cap Growth Fund (a)	11,122	10,738
Goldman Sachs VIT Mid Cap Value	34,215	2,790
Guggenheim VIF All Cap Value	17,452	9,294
Guggenheim VIF Floating Rate Strategies	3,676	3,167
Guggenheim VIF Global Managed Futures Strategy	6,388	2,167
Guggenheim VIF High Yield	1,732	319
Guggenheim VIF Large Cap Value	67,682	75,436
Guggenheim VIF Long Short Equity	1,336	16,920
Guggenheim VIF Multi-Hedge Strategies	6,201	92,624
Guggenheim VIF Small Cap Value	40,141	25,174
Guggenheim VIF SMid Cap Value	28,147	18,823
Guggenheim VIF StylePlus Large Core	5,494	17,990
Guggenheim VIF StylePlus Large Growth	11,536	751
Guggenheim VIF StylePlus Mid Growth	92,977	8,110

(a)	Name change. See Note 1.

Variable Annuity Account A

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Cost of Purchases	Proceeds from Sales
Guggenheim VIF Total Return Bond	$23,331	$31,285
Guggenheim VIF World Equity Income	18,360	12,658
Invesco Oppenheimer V.I. International Growth Fund	74,658	22,060
Invesco V.I. American Franchise Series I	21,945	6,928
Invesco V.I. American Value	2,131	2,767
Invesco V.I. Balanced-Risk Allocation	3,323	835
Invesco V.I. Comstock	207,525	8,595
Invesco V.I. Core Equity	9,713	146
Invesco V.I. Discovery Mid Cap Growth	8,302	155
Invesco V.I. Equally-Weighted S&P 500 (b)	16,291	143
Invesco V.I. Equity and Income	10,568	4,299
Invesco V.I. EVQ International Equity Fund (a)	64,996	42,355
Invesco V.I. Global	20,534	1,249
Invesco V.I. Global Real Estate	1,141	156
Invesco V.I. Global Strategic Income	—	1,740
Invesco V.I. Government Securities	26	576
Invesco V.I. Health Care	46,405	837
Invesco V.I. Main Street Mid Cap Fund®	77,744	9,201
Invesco V.I. Main Street Small Cap Fund®	115,461	63,373
Invesco V.I. S&P 500 Index (b)	2,519	15,408
Invesco V.I. Small Cap Equity	12,209	566
Janus Henderson VIT Enterprise	66,148	19,332
Janus Henderson VIT Forty	1,203	104
Janus Henderson VIT Mid Cap Value	13,422	45,604
Janus Henderson VIT Overseas	21,290	875
Janus Henderson VIT Research	17,768	8,517
JPMorgan Insurance Trust Core Bond Portfolio	2,385	5,579
JPMorgan Insurance Trust Small Cap Core Portfolio	10,828	1,252
JPMorgan Insurance Trust US Equity Portfolio	11,309	125
Lord Abbett Series Bond-Debenture VC	34,558	14,806
Lord Abbett Series Developing Growth VC	—	1,161
Lord Abbett Series Growth and Income VC	8,197	1,576
Lord Abbett Series Growth Opportunities VC	5,432	555
Lord Abbett Series Total Return VC	4,736	8,820
MFS® VIT Emerging Markets Equity	3,322	5,112
MFS® VIT Global Tactical Allocation	34,143	569
MFS® VIT II Research International	2,218	54,267
MFS® VIT International Intrinsic Value	40,579	116,285
MFS® VIT New Discovery	31,582	1,641
MFS® VIT Research	6,807	4,325
MFS® VIT Total Return	3,941	2,153
MFS® VIT Utilities	8,200	399
Morgan Stanley VIF Emerging Markets Equity	9,459	2,620
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	1,498	509
Morningstar Balanced ETF Asset Allocation Portfolio	81,303	60,599

(a)	Name change. See Note 1.
(b)	Merger. See Note 1.

Variable Annuity Account A

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Cost of Purchases	Proceeds from Sales
Morningstar Conservative ETF Asset Allocation Portfolio	$49,837	$50,725
Morningstar Growth ETF Asset Allocation Portfolio	26,594	31,064
Morningstar Income and Growth ETF Asset Allocation Portfolio	3,752	1,982
Neuberger Berman AMT Sustainable Equity	41,731	29,469
PIMCO VIT All Asset	9,357	1,016
PIMCO VIT CommodityRealReturn Strategy	220,149	22,524
PIMCO VIT Emerging Markets Bond	12,712	52,537
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)	683	295
PIMCO VIT High Yield	108	40
PIMCO VIT International Bond Portfolio (Unhedged)	58,649	39,763
PIMCO VIT Low Duration Administrative	109,331	365,583
PIMCO VIT Low Duration Advisor	13,042	4,047
PIMCO VIT Real Return Administrative	40,086	28,159
PIMCO VIT Real Return Advisor	32,815	3,139
PIMCO VIT Short-Term	844,611	752,849
PIMCO VIT Total Return Administrative	89,363	1,101,442
PIMCO VIT Total Return Advisor	44,336	19,702
Pioneer Bond VCT	14,724	17,331
Pioneer Equity Income VCT	1,758	192
Pioneer Real Estate Shares VCT	920	608
Pioneer Strategic Income VCT	8,290	46,817
Putnam VT Growth Opportunities	54,593	15,136
Putnam VT Income	7,567	10,785
Putnam VT Large Cap Value	108,704	114,241
Putnam VT Multi-Asset Absolute Return	5,112	923
Putnam VT Small Cap Growth	5,127	429
Rydex VIF Banking	1,123	10,206
Rydex VIF Basic Materials	16,062	36,168
Rydex VIF Biotechnology	13,283	119,878
Rydex VIF Commodities Strategy	20,183	44,051
Rydex VIF Consumer Products	6,136	2,247
Rydex VIF Dow 2x Strategy (c)	12,523	42,037
Rydex VIF Electronics	8,708	25,565
Rydex VIF Energy	9,069	9,397
Rydex VIF Energy Services	—	1,101
Rydex VIF Europe 1.25x Strategy (c)	—	—
Rydex VIF Financial Services	28,058	855
Rydex VIF Government Long Bond 1.2x Strategy (c)	6,985	4,598
Rydex VIF Health Care	8,573	3,766
Rydex VIF Internet	28,205	21,901
Rydex VIF Inverse Dow 2x Strategy	1,297	464
Rydex VIF Inverse Government Long Bond Strategy (c)	15,697	10,910
Rydex VIF Inverse Mid-Cap Strategy	3,572	1,863
Rydex VIF Inverse NASDAQ-100® Strategy	4,807	3,532
Rydex VIF Inverse Russell 2000® Strategy (c)	3,572	2,008
Rydex VIF Inverse S&P 500 Strategy (c)	15,792	1,993

(c)	Closed to new investments. See Note 1.

Variable Annuity Account A

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Cost of Purchases	Proceeds from Sales
Rydex VIF Japan 2x Strategy (c)	$—	$835
Rydex VIF Mid-Cap 1.5x Strategy (c)	4,343	1,038
Rydex VIF Leisure	—	711
Rydex VIF Mid-Cap 1.5x Strategy (c)	4,343	1,038
Rydex VIF Money Market	2,628,013	1,089,532
Rydex VIF NASDAQ-100®	14,068	188,023
Rydex VIF NASDAQ-100® 2x Strategy (c)	17,354	668
Rydex VIF Nova (c)	5,392	3,689
Rydex VIF Precious Metals	8,255	7,070
Rydex VIF Real Estate	10,655	11,465
Rydex VIF Retailing	1,344	2,997
Rydex VIF Russell 2000® 1.5x Strategy (c)	—	76
Rydex VIF Russell 2000® 2x Strategy (c)	—	4
Rydex VIF S&P 500 2x Strategy (c)	36,539	6,738
Rydex VIF S&P 500 Pure Growth	34,234	77,538
Rydex VIF S&P 500 Pure Value	106,578	146,067
Rydex VIF S&P MidCap 400 Pure Growth	40,371	22,137
Rydex VIF S&P MidCap 400 Pure Value	64,220	32,900
Rydex VIF S&P SmallCap 600 Pure Growth	12,519	7,358
Rydex VIF S&P SmallCap 600 Pure Value	26,185	16,154
Rydex VIF Strengthening Dollar 2x Strategy (c)	50,420	25,566
Rydex VIF Technology	2,793,062	1,003,349
Rydex VIF Transportation	3,630	705
Rydex VIF Utilities	33,133	16,311
Rydex VIF Weakening Dollar 2x Strategy (c)	121	3
T. Rowe Price Blue Chip Growth	108,746	1,396,456
T. Rowe Price Equity Income	135,442	64,146
T. Rowe Price Health Sciences	10,624	6,425
T. Rowe Price Limited-Term Bond	1,188	683
Templeton Developing Markets VIP Fund	47,408	148,575
Templeton Foreign VIP Fund	26,037	34,535
Templeton Global Bond VIP Fund	110	19,125
VanEck VIP Global Gold	—	155
VanEck VIP Global Resources	1,477	5,275
Vanguard® VIF Balanced	33,381	11,914
Vanguard® VIF Capital Growth	6,415	31,163
Vanguard® VIF Conservative Allocation	52,768	8,798
Vanguard® VIF Diversified Value	34,279	2,440
Vanguard® VIF Equity Income	112,414	21,540
Vanguard® VIF Equity Index	131,358	30,482
Vanguard® VIF Global Bond Index	336	165
Vanguard® VIF Growth	71,665	8,682
Vanguard® VIF High Yield Bond	9,672	10,411
Vanguard® VIF International	115,720	59,908
Vanguard® VIF Mid-Cap Index	73,342	39,935
Vanguard® VIF Moderate Allocation	142,697	17,116
Vanguard® VIF Real Estate Index	3,649	66,509

(c)	Closed to new investments. See Note 1.

Variable Annuity Account A

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Cost of Purchases	Proceeds from Sales
Vanguard® VIF Short Term Investment Grade	$642,922	$547,818
Vanguard® VIF Small Company Growth (c)	18,359	1,352
Vanguard® VIF Total Bond Market Index	174,678	131,876
Vanguard® VIF Total International Stock Market Index	24,633	32,309
Vanguard® VIF Total Stock Market Index	130,237	166,533
Virtus Duff & Phelps Real Estate Securities Series	2,677	4,862
Virtus KAR Small-Cap Growth Series	45,322	432,563
Virtus Newfleet Multi-Sector Intermediate Bond Series	400	47,879
Virtus SGA International Growth Series	5,543	19,332
Voya MidCap Opportunities Portfolio	36,752	931
VY CBRE Global Real Estate Portfolio (a)	2,267	2,318
VY CBRE Real Estate Portfolio (a)	4,495	109

(a)	Name change. See Note 1.
(c)	Closed to new investments. See Note 1.

Market Risk

Each subaccount invests in shares of a single underlying fund. The investment performance of each subaccount will reflect the investment performance of the underlying fund less separate account expenses. There is no assurance that the investment objective of any underlying fund will be met. A fund calculates a daily net asset value per share (“NAV”) which is based on the market value of its investment portfolio. The amount of risk varies significantly between subaccounts. Due to the level of risk associated with certain investment portfolios, it is at least reasonably possible that changes in the values of investment portfolios will occur in the near term and that such changes could materially affect contractholders’ investments in the funds and the amounts reported in the statements of net assets. The contractholder assumes all of the investment performance risk for the subaccounts selected.

Annuity Assets

Annuity Assets relate to contracts that have matured and are in the payout stage. Such assets are computed on the basis of published mortality tables using assumed interest rates that will provide assets as prescribed by law. In cases where the payout option selected is life contingent, FSBL periodically recalculates the required annuity assets, and any resulting adjustment is either charged or credited to FSBL and not to the Account.

The annuity assets for December 31, 2022 by subaccount are as follows:

Subaccount	Annuity Assets
Allspring Opportunity VT	$73,227
American Funds IS® International	18,195
American Funds IS® International Growth and Income	37,216
American Funds IS® New World	5,397
BlackRock High Yield V.I.	1,572
BlackRock Large Cap Focus Growth V.I.	4,756
Delaware Ivy VIP Mid Cap Growth	8,415
Federated Hermes Fund for U.S. Government Securities II	10,598
Federated Hermes High Income Bond II	23,712
Fidelity® VIP Contrafund	28,656
Fidelity® VIP Growth Opportunities	92,929
Fidelity® VIP Index 500	4,719

Variable Annuity Account A

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Annuity Assets
Fidelity® VIP Investment Grade Bond	$3,140
Fidelity® VIP Mid Cap	7,671
Franklin Small Cap Value VIP Fund	11,483
Franklin Small-Mid Cap Growth VIP Fund	41,166
Goldman Sachs VIT International Equity Insights	13,668
Guggenheim VIF All Cap Value	4,837
Guggenheim VIF Total Return Bond	39,657
Guggenheim VIF World Equity Income	16,183
Invesco V.I. American Franchise Series I	11,623
Invesco V.I. EVQ International Equity Fund	17,255
Invesco V.I. Main Street Small Cap Fund®	57,075
Janus Henderson VIT Mid Cap Value	11,881
JPMorgan Insurance Trust Core Bond Portfolio	54,903
JPMorgan Insurance Trust Small Cap Core Portfolio	6,735
Lord Abbett Series Bond-Debenture VC	5,646
MFS® VIT Investors Trust	24,435
Neuberger Berman AMT Sustainable Equity	39,671
PIMCO VIT Emerging Markets Bond	4,104
PIMCO VIT Low Duration Administrative	28,991
PIMCO VIT Real Return Administrative	41,003
PIMCO VIT Total Return Administrative	31,420
Rydex VIF Basic Materials	22,288
Rydex VIF Government Long Bond 1.2x Strategy	8,127
Rydex VIF Money Market	81,487
Rydex VIF Real Estate	8,828
Rydex VIF S&P 500 Pure Growth	6,907
Rydex VIF S&P 500 Pure Value	9,782
Rydex VIF S&P MidCap 400 Pure Value	8,984
Rydex VIF S&P SmallCap 600 Pure Value	9,464
T. Rowe Price Equity Income	24,564
Templeton Developing Markets VIP Fund	13,794
Templeton Global Bond VIP Fund	6,510
Vanguard® VIF Equity Income	46,386
Vanguard® VIF Equity Index	24,471
Vanguard® VIF Total Bond Market Index	40,686
Virtus KAR Small-Cap Growth Series	5,580

Reinvestment of Dividends

Dividend and capital gain distributions paid by the mutual funds to the Account are reinvested in additional shares of each respective fund. Dividend income and capital gain distributions are recorded as income on the ex-dividend date.

Federal Income Taxes

The operations of the Account are included in the federal income tax return of FSBL, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, FSBL does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under contracts. Based on this, no charge is being made currently to the Account for federal income taxes. FSBL will review periodically the status of this policy in the event of changes in the tax law.

Variable Annuity Account A

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price).

The Account invests in shares of open-end mutual funds, which process contractholders directed purchases, sales and transfers on a daily basis at the funds’ computed net asset values (NAVs). The fair value of the Account’s assets is based on the NAVs of mutual funds, which are obtained from the custodians and reflect the fair values of the mutual fund investments. The NAV is calculated daily and is based on the fair values of the underlying securities.

Because the fund provides liquidity for the investments through purchases and redemptions at NAV, this may represent the fair value of the investment in the fund. That is, for an open-ended mutual fund, the fair value of an investment in the fund would not be expected to be higher than the amount that a new investor would be required to spend in order to directly invest in the mutual fund. Similarly, the hypothetical seller of the investment would not be expected to accept less in proceeds than it could receive by directly redeeming its investment with the fund.

The Account had no financial liabilities as of December 31, 2022.

2. Variable Annuity Contract Charges

AdvisorDesigns

Mortality and Expense Risk Charge: The mortality and expense risks assumed by FSBL are compensated for by a fee equivalent to a minimum annual rate of 0.85% of the average daily net assets. The mortality and expense risk charge is based on the daily value of the individual contract.

Administrative Charge: FSBL deducts a daily administrative charge equal to an annual rate of each Subaccount’s average daily net asset value. The amount of these charges differs by Subaccount and ranges from 0.25% to 0.60%, as indicated in the below table:

Administrative Charge	Subaccount
0.25%	Guggenheim VIF All Cap Value Guggenheim VIF Large Cap Value Guggenheim VIF Small Cap Value Guggenheim VIF SMid Cap Value Guggenheim VIF StylePlus Mid Growth Guggenheim VIF World Equity Income
0.35%	Invesco V.I. International Growth Invesco V.I. Mid Cap Core Equity
0.40%	Invesco Oppenheimer V.I. Main Street Small Cap Fund
0.45%	Guggenheim VIF Long Short Equity Guggenheim VIF Multi-Hedge Strategies Invesco V.I. Government Securities each Rydex VIF Subaccounts

Variable Annuity Account A

Notes to Financial Statements (continued)

2. Variable Annuity Contract Charges (continued)

Administrative Charge	Subaccount
0.50%	Federated Hermes High Income Bond II Fidelity VIP Contrafund Fidelity VIP Growth Opportunities Fidelity VIP Investment Grade Bond
0.55%	Fidelity VIP Index 500 PIMCO VIT Low Duration PIMCO VIT Real Return PIMCO VIT Total Return Wells Fargo Opportunity VT
0.60%

Federated Hermes Fund for U.S. Government Securities II

Franklin Small-Mid Cap Growth VIP Fund

Invesco V.I. American Franchise

Neuberger Berman AMT Sustainable Equity

Templeton Developing Markets VIP Fund

Templeton Foreign VIP Fund

These charges are presented as expenses on the statements of changes in net assets under Mortality and expense risk and administrative charges line item.

Premium Tax Charge: When applicable, an amount for premium taxes is deducted as provided by pertinent state law either from the purchase payments or from the amount applied to effect an annuity at the time annuity payments commence.

Contract owner maintenance charges presented as a decrease in units on the statements of changes in net assets under the Maintenance charges and mortality adjustment line item may include the following:

•

Mortality and Expense Risk Charge: If the net asset value of an individual contract is less than $100,000, FSBL deducts an additional mortality and expense risk charge of 0.25% on contracts with a net asset value less than $25,000 and 0.10% on contracts with a net asset value of at least $25,000 but less than $100,000, as a contract level deduction.

•

Contingent Deferred Sales Charge (CDSC): FSBL deducts a CDSC (also referred to as a “withdrawal charge”) of up to 7% of any portion of a withdrawal, consisting of purchase payments, that exceed the free withdrawal amount for units withdrawn in the first seven years of the contract.

•

Account Administrative Charge: FSBL deducts an account administrative fee of $30 at each contract anniversary, except for certain contracts based on a minimum account value and the period of time the contract has been in force.

•	Rider Charge: FSBL deducts an amount for each rider, equal to a percentage of the contract value, not to exceed a total charge of 2% of the contract value.

EliteDesigns

Mortality and Expense Risk Charge: The EliteDesigns and EliteDesigns II mortality and expense risks assumed by FSBL are compensated for by a fee equivalent to an annual rate ranging from 0.00% to 1.20% of the average daily net assets. EliteDesigns: If the net asset value of an individual contract is less than $500,000, FSBL deducts a mortality and expense risk charge of 0.20%. If the net asset value of an individual contract is greater than $500,000, no mortality and expense risk charge is deducted. EliteDesigns II: Prior to December 2, 2021, FSBL deducted a mortality an expense risk charge of 1.20%. After December 2, 2021, If the net asset value of an individual contract is less than $500,000, FSBL deducts a mortality and expense risk charge of 1.20%. If the net asset value of an individual contract is greater than $500,000, FSBL deducts a mortality and expense risk charge of 1.00. All contracts, once annuitized, will be assessed with a mortality and expense risk charge of 0.30% annually of the average daily net assets. Currently, there are no policies in the annuitization stage.

Variable Annuity Account A

Notes to Financial Statements (continued)

2. Variable Annuity Contract Charges (continued)

Administrative Charge: FSBL deducts a daily administrative charge equal to an annual rate of each subaccount’s average daily net asset value. The amount of these charges differs by product and subaccount and ranges from 0.25% to 0.65%, as indicated in the below table:

Administrative Charge	Product	Subaccount
0.65%	EliteDesigns II

Dimensional VA Equity Allocation

Dimensional VA Global Bond Portfolio

Dimensional VA Global Moderate Allocation

Dimensional VA International Small Portfolio

Dimensional VA International Value Portfolio

Dimensional VA Short-Term Fixed Portfolio

Dimensional VA U.S. Large Value Portfolio

Dimensional VA U.S. Targeted Value Portfolio

Vanguard® VIF Balanced

Vanguard® VIF Capital Growth

Vanguard® VIF Conservative Allocation

Vanguard® VIF Diversified Value

Vanguard® VIF Equity Income

Vanguard® VIF Equity Index

Vanguard® VIF Global Bond Index

Vanguard® VIF Growth

Vanguard® VIF High Yield Bond

Vanguard® VIF International

Vanguard® VIF Mid-Cap Index

Vanguard® VIF Moderate Allocation

Vanguard® VIF Real Estate Index

Vanguard® VIF Short Term Investment Grade

Vanguard® VIF Small Company Growth

Vanguard® VIF Total Bond Market Index

Vanguard® VIF Total International Stock Market Index

Vanguard® VIF Total Stock Market Index

0.25%	EliteDesigns and EliteDesigns II	All other subaccounts

These charges are presented as expenses on the statements of changes in net assets under Mortality and expense risk and administrative charges line item.

Premium Tax Charge: When applicable, an amount for premium taxes is deducted as provided by pertinent state law either from the purchase payments or from the amount applied to affect an annuity at the time annuity payments commence.

Contract owner maintenance charges presented as a decrease in units on the statements of changes in net assets under the Maintenance charges and mortality adjustment line item may include the following:

•

Contingent Deferred Sales Charge (CDSC): For a 5 year contract, FSBL deducts a CDSC (also referred to as a “withdrawal charge”) of up to 5% of any portion of a withdrawal, consisting of purchase payments, that exceed the free withdrawal amount for units withdrawn in the first five years of the contract. For a 0 year and EliteDesigns II contract, FSBL does not deduct any CDSC throughout the life of the contract.

•	Rider Charge: FSBL deducts an amount for each optional rider, equal to a percentage of the contract value, not to exceed a total charge of 0.50% of the contract value.

Variable Annuity Account A

Notes to Financial Statements (continued)

3. Summary of Unit Transactions

The changes in units outstanding for the periods December 31, 2022 and 2021, were as follows:

	2022			2021
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
AB VPS Growth and Income	61	(4)	57	58	—	58
AB VPS Small/Mid Cap Value	7	(4)	3	6	(3)	3
AFIS Capital World Growth and Income	429	(88)	341	844	(17)	827
AFIS U.S. Government Securities	3,426	(293)	3,133	3,203	(87)	3,116
AFIS Washington Mutual Investors	6,576	(143)	6,433	3,671	(41)	3,630
Alger Capital Appreciation (c)	1,115	(1,663)	(548)	1,344	(2,746)	(1,402)
Alger Large Cap Growth Class I-2 (b)	2,825	(23)	2,802	—	—	—
Alger Large Cap Growth Class S (b)	16	(1,291)	(1,275)	53	(4,933)	(4,880)
Allspring Omega Growth VT	143	(513)	(370)	842	(1)	841
Allspring Opportunity VT	2,574	(2,009)	565	78	(1,296)	(1,218)
ALPS/Alerian Energy Infrastructure	4,623	(999)	3,624	1,849	(935)	914
American Century VP Disciplined Core Value	310	(190)	120	4,399	(221)	4,178
American Century VP Inflation Protection	187	(178)	9	2,470	(5)	2,465
American Century VP International	144	(10)	134	141	(1)	140
American Century VP Mid Cap Value (c)	95	(71)	24	95	(54)	41
American Century VP Value	100	(10)	90	683	(17)	666
American Funds IS® Asset Allocation	5,677	(65,132)	(59,455)	44,186	(182)	44,004
American Funds IS® Capital World Bond	441	(34)	407	1,713	—	1,713
American Funds IS® Global Growth	636	(233)	403	4,752	(3,449)	1,303
American Funds IS® Global Small Capitalization	240	(161)	79	7,704	(81)	7,623
American Funds IS® Growth	968	(255)	713	9,557	(534)	9,023
American Funds IS® Growth-Income	3,192	(623)	2,569	610	(5,791)	(5,181)
American Funds IS® International	156	(10)	146	1,115	(4)	1,111
American Funds IS® International Growth and Income	355	(147)	208	1,494	(2,293)	(799)
American Funds IS® New World	1,247	(51)	1,196	2,664	(4)	2,660

(b)	Merger. See Note 1.
(c)	Closed to new investments. See Note 1.

Variable Annuity Account A

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2022			2021
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
BlackRock Advantage Large Cap Core V.I.	285	(474)	(189)	288	(357)	(69)
BlackRock Basic Value V.I.	7,332	(296)	7,036	240	(32)	208
BlackRock Equity Dividend V.I.	478	(48)	430	448	(2)	446
BlackRock Global Allocation V.I.	391	(87)	304	373	(46)	327
BlackRock High Yield V.I.	2,721	(2,168)	553	1,640	(2,392)	(752)
BlackRock Large Cap Focus Growth V.I.	130	(40)	90	127	(11)	116
BNY Mellon IP Small Cap Stock Index	1,210	(1,807)	(597)	1,374	(2,689)	(1,315)
BNY Mellon IP Technology Growth	231	(35)	196	246	(4,925)	(4,679)
BNY Mellon VIF Appreciation	504	(1)	503	—	—	—
Delaware Ivy VIP Asset Strategy	113	(56)	57	104	(38)	66
Delaware Ivy VIP Balanced	121	(140)	(19)	119	(3)	116
Delaware Ivy VIP Energy	5,407	(36)	5,371	96	—	96
Delaware Ivy VIP Global Growth	270	(15)	255	264	(5)	259
Delaware Ivy VIP Growth	241	(2)	239	11	(2)	9
Delaware Ivy VIP High Income	227	(650)	(423)	838	(15)	823
Delaware Ivy VIP International Core Equity	185	(41)	144	153	(18)	135
Delaware Ivy VIP Limited-Term Bond	4,131	(2,000)	2,131	964	(1,381)	(417)
Delaware Ivy VIP Mid Cap Growth	574	(20)	554	674	(5)	669
Delaware Ivy VIP Natural Resources	19	(3)	16	19	(2)	17
Delaware Ivy VIP Science And Technology	83	(213)	(130)	86	(632)	(546)
Delaware Ivy VIP Small Cap Growth	158	(36)	122	136	(29)	107
Delaware Ivy VIP Smid Cap Core	84	(3)	81	46	(198)	(152)
Delaware VIP Global Value Equity (a)	28	(4)	24	24	—	24
Dimensional VA Global Bond Portfolio	44	(253)	(209)	46	(1,002)	(956)
Dimensional VA International Small Portfolio	421	(833)	(412)	1,135	(149)	986
Dimensional VA International Value Portfolio	14,954	(1,637)	13,317	9,382	(5,290)	4,092
Dimensional VA Short-Term Fixed Portfolio	732	(1,030)	(298)	113	(3,955)	(3,842)
Dimensional VA U.S. Large Value Portfolio	1,969	(2,771)	(802)	5,122	(8,926)	(3,804)

(a)	Name change. See Note 1.

Variable Annuity Account A

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2022			2021
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Dimensional VA U.S. Targeted Value Portfolio	416	(550)	(134)	14,569	(1,529)	13,040
Donoghue Forlines Dividend VIT Fund	1,187	—	1,187	—	—	—
DWS Core Equity VIP	188	(2,578)	(2,390)	216	(1)	215
DWS Global Small Cap VIP	202	(5)	197	196	—	196
DWS Small Mid Cap Value VIP	742	(16)	726	928	(1)	927
Eaton Vance VT Floating-Rate Income	17,254	(1,572)	15,682	1,450	(10)	1,440
Federated Hermes Fund for U.S. Government Securities II	191,507	(180,898)	10,609	1,525	(1,529)	(4)
Federated Hermes High Income Bond II	3,059	(7,226)	(4,167)	2,164	(2,887)	(723)
Fidelity® VIP Balanced	4,739	(494)	4,245	4,341	(188)	4,153
Fidelity® VIP Contrafund	8,096	(4,875)	3,221	10,438	(10,243)	195
Fidelity® VIP Disciplined Small Cap	77	(5)	72	1,114	(3)	1,111
Fidelity® VIP Emerging Markets	2,321	(1,933)	388	1,075	(1,984)	(909)
Fidelity® VIP Growth & Income	1,599	(413)	1,186	5,286	(335)	4,951
Fidelity® VIP Growth Opportunities	4,246	(12,034)	(7,788)	7,628	(6,296)	1,332
Fidelity® VIP High Income	1,175	(36)	1,139	104	(2)	102
Fidelity® VIP Index 500	4,172	(20,969)	(16,797)	24,903	(14,957)	9,946
Fidelity® VIP Investment Grade Bond	3,471	(4,246)	(775)	82,469	(77,244)	5,225
Fidelity® VIP Mid Cap	439	(899)	(460)	733	(12,353)	(11,620)
Fidelity® VIP Overseas	201	(16)	185	185	(1)	184
Fidelity® VIP Real Estate	576	(1,059)	(483)	560	(1,760)	(1,200)
Fidelity® VIP Strategic Income	4,712	(161)	4,551	2,258	(63)	2,195
Franklin DynaTech VIP	252	(74)	178	41	(2,979)	(2,938)
Franklin Growth and Income VIP Fund	2,816	(36)	2,780	437	(1)	436
Franklin Income VIP Fund	5,275	(187)	5,088	2,764	(55)	2,709
Franklin Large Cap Growth VIP Fund	18,166	(887)	17,279	724	—	724
Franklin Mutual Global Discovery VIP Fund	260	(20)	240	285	(6,755)	(6,470)
Franklin Mutual Shares VIP Fund	145	(14)	131	850	(6)	844
Franklin Rising Dividends VIP Fund	4,879	(59)	4,820	7,654	(7)	7,647
Franklin Small Cap Value VIP Fund	1,850	(1,070)	780	3,897	(6,978)	(3,081)

Variable Annuity Account A

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2022			2021
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Franklin Small-Mid Cap Growth VIP Fund	8,968	(2,526)	6,442	2,653	(6,853)	(4,200)
Franklin Strategic Income VIP Fund	2,027	(1,913)	114	119	(1)	118
Franklin U.S. Government Securities VIP Fund	22,307	(14,853)	7,454	1,112	(59)	1,053
Goldman Sachs VIT International Equity Insights	22	(447)	(425)	32	(2)	30
Goldman Sachs VIT Mid Cap Growth Fund (a)	509	(485)	24	482	(424)	58
Goldman Sachs VIT Mid Cap Value	912	(62)	850	1,822	(1)	1,821
Guggenheim VIF All Cap Value	351	(291)	60	2,230	(39,779)	(37,549)
Guggenheim VIF Floating Rate Strategies	553	(163)	390	645	(113)	532
Guggenheim VIF Global Managed Futures Strategy	1,225	(372)	853	335	(322)	13
Guggenheim VIF High Yield	85	(14)	71	80	(28)	52
Guggenheim VIF Large Cap Value	1,482	(2,712)	(1,230)	5,763	(2,471)	3,292
Guggenheim VIF Long Short Equity	375	(1,801)	(1,426)	3,336	(3,079)	257
Guggenheim VIF Multi-Hedge Strategies	1,108	(14,975)	(13,867)	18,395	(4,820)	13,575
Guggenheim VIF Small Cap Value	1,168	(745)	423	595	(714)	(119)
Guggenheim VIF SMid Cap Value	836	(660)	176	374	(344)	30
Guggenheim VIF StylePlus Large Core	23	(931)	(908)	28	(128)	(100)
Guggenheim VIF StylePlus Large Growth	60	(14)	46	2,099	(2,050)	49
Guggenheim VIF StylePlus Mid Growth	2,697	(233)	2,464	177	(649)	(472)
Guggenheim VIF StylePlus Small Growth	—	—	—	613	(613)	—
Guggenheim VIF Total Return Bond	2,438	(2,974)	(536)	4,757	(2,277)	2,480
Guggenheim VIF World Equity Income	419	(783)	(364)	635	(879)	(244)
Invesco Oppenheimer V.I. International Growth Fund	1,529	(1,856)	(327)	1,107	(1,756)	(649)
Invesco V.I. American Franchise Series I	398	(296)	102	2,152	(2,521)	(369)
Invesco V.I. American Value	28	(211)	(183)	892	—	892
Invesco V.I. Balanced-Risk Allocation	87	(78)	9	146	(6)	140
Invesco V.I. Comstock	13,017	(376)	12,641	6,512	(82)	6,430
Invesco V.I. Core Equity	103	—	103	100	—	100
Invesco V.I. Discovery Mid Cap Growth	266	(1)	265	415	—	415

(a)	Name change. See Note 1.

Variable Annuity Account A

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2022			2021
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Invesco V.I. Equally-Weighted S&P 500 (b)	1,564	(2)	1,562	—	—	—
Invesco V.I. Equity and Income	173	(272)	(99)	1,763	(228)	1,535
Invesco V.I. EVQ International Equity Fund (a)	3,972	(4,686)	(714)	1,171	(15,843)	(14,672)
Invesco V.I. Global	241	(46)	195	225	(27)	198
Invesco V.I. Global Real Estate	119	(6)	113	166	(6)	160
Invesco V.I. Global Strategic Income	457	(67)	390	1,467	(47)	1,420
Invesco V.I. Government Securities	8	(81)	(73)	9	(74)	(65)
Invesco V.I. Health Care	2,724	(13)	2,711	49	(6)	43
Invesco V.I. Main Street Mid Cap Fund®	4,834	(660)	4,174	616	(24,364)	(23,748)
Invesco V.I. Main Street Small Cap Fund®	4,722	(5,031)	(309)	3,786	(4,959)	(1,173)
Invesco V.I. S&P 500 Index (b)	8	(826)	(818)	818	—	818
Invesco V.I. Small Cap Equity	226	(8)	218	115	(282)	(167)
Janus Henderson VIT Enterprise	949	(704)	245	436	(492)	(56)
Janus Henderson VIT Forty	11	(2)	9	423	(4,602)	(4,179)
Janus Henderson VIT Mid Cap Value	354	(3,072)	(2,718)	1,891	(355)	1,536
Janus Henderson VIT Overseas	3,004	(39)	2,965	1,479	(5)	1,474
Janus Henderson VIT Research	310	(422)	(112)	170	(8,795)	(8,625)
JPMorgan Insurance Trust Core Bond Portfolio	330	(594)	(264)	2,032	(17)	2,015
JPMorgan Insurance Trust Small Cap Core Portfolio	99	(46)	53	108	(11)	97
JPMorgan Insurance Trust US Equity Portfolio	443	(1)	442	—	—	—
Lord Abbett Series Bond-Debenture VC	2,598	(1,036)	1,562	1,579	(563)	1,016
Lord Abbett Series Developing Growth VC	161	(22)	139	157	(15)	142
Lord Abbett Series Growth and Income VC	186	(34)	152	182	(22)	160
Lord Abbett Series Growth Opportunities VC	81	(35)	46	73	(309)	(236)
Lord Abbett Series Total Return VC	508	(934)	(426)	473	(1,308)	(835)
MFS® VIT Emerging Markets Equity	147	(600)	(453)	138	(42)	96
MFS® VIT Global Tactical Allocation	3,625	(9)	3,616	188	(1)	187

(a)	Name change. See Note 1.
(b)	Merger. See Note 1.

Variable Annuity Account A

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2022			2021
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
MFS® VIT II Research International	268	(5,522)	(5,254)	329	(2)	327
MFS® VIT International Intrinsic Value	3,065	(9,493)	(6,428)	1,829	(687)	1,142
MFS® VIT New Discovery	470	(80)	390	400	(64)	336
MFS® VIT Research	88	(213)	(125)	90	—	90
MFS® VIT Total Return	96	(147)	(51)	93	(39)	54
MFS® VIT Utilities	460	(10)	450	167	(7,309)	(7,142)
Morgan Stanley VIF Emerging Markets Equity	355	(322)	33	339	(899)	(560)
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	76	(17)	59	69	(7)	62
Morningstar Balanced ETF Asset Allocation Portfolio	3,984	(4,441)	(457)	3,667	(266)	3,401
Morningstar Conservative ETF Asset Allocation Portfolio	4,072	(4,857)	(785)	3,719	(365)	3,354
Morningstar Growth ETF Asset Allocation Portfolio	1,330	(2,186)	(856)	1,240	(203)	1,037
Morningstar Income and Growth ETF Asset Allocation Portfolio	217	(150)	67	198	(101)	97
Neuberger Berman AMT Sustainable Equity	2,154	(2,437)	(283)	520	(848)	(328)
PIMCO VIT All Asset	191	(71)	120	173	(40)	133
PIMCO VIT CommodityRealReturn Strategy	25,174	(3,307)	21,867	915	(3,321)	(2,406)
PIMCO VIT Emerging Markets Bond	1,099	(5,369)	(4,270)	1,633	(678)	955
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)	94	(6)	88	91	(1)	90
PIMCO VIT High Yield	4	(2)	2	4	(2)	2
PIMCO VIT International Bond Portfolio (Unhedged)	8,329	(5,640)	2,689	1,521	(459)	1,062
PIMCO VIT Low Duration Administrative	17,191	(50,705)	(33,514)	123,590	(149,993)	(26,403)
PIMCO VIT Low Duration Advisor	2,357	(188)	2,169	26,845	(24,398)	2,447
PIMCO VIT Real Return Administrative	4,094	(3,651)	443	6,827	(9,189)	(2,362)
PIMCO VIT Real Return Advisor	2,773	(245)	2,528	5,387	(1,111)	4,276
PIMCO VIT Short-Term	110,188	(98,875)	11,313	57,698	(56,522)	1,176
PIMCO VIT Total Return Administrative	11,293	(113,252)	(101,959)	119,438	(29,979)	89,459
PIMCO VIT Total Return Advisor	5,692	(1,812)	3,880	7,770	(170)	7,600

Variable Annuity Account A

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2022			2021
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Pioneer Bond VCT	1,306	(1,702)	(396)	1,252	(1,972)	(720)
Pioneer Equity Income VCT	29	(4)	25	25	(11)	14
Pioneer Real Estate Shares VCT	30	(44)	(14)	44	(5,832)	(5,788)
Pioneer Strategic Income VCT	414	(5,456)	(5,042)	467	(21)	446
Putnam VT Growth Opportunities	387	(459)	(72)	382	(353)	29
Putnam VT Income	547	(1,210)	(663)	529	(5,990)	(5,461)
Putnam VT Large Cap Value	3,658	(6,348)	(2,690)	1,344	(275)	1,069
Putnam VT Multi-Asset Absolute Return	806	(124)	682	184	(80)	104
Putnam VT Small Cap Growth	55	(7)	48	54	(4)	50
Rydex VIF Banking	213	(804)	(591)	228	(425)	(197)
Rydex VIF Basic Materials	1,594	(2,963)	(1,369)	2,142	(3,401)	(1,259)
Rydex VIF Biotechnology	379	(8,223)	(7,844)	7,550	(1,905)	5,645
Rydex VIF Commodities Strategy	8,268	(21,020)	(12,752)	50,287	(3,247)	47,040
Rydex VIF Consumer Products	247	(117)	130	140	(1,036)	(896)
Rydex VIF Dow 2x Strategy (c)	362	(1,173)	(811)	111	(23)	88
Rydex VIF Electronics	473	(886)	(413)	666	(1,147)	(481)
Rydex VIF Energy	1,738	(1,280)	458	3,031	(2,496)	535
Rydex VIF Energy Services	363	(449)	(86)	352	(694)	(342)
Rydex VIF Europe 1.25x Strategy (c)	—	—	—	—	—	—
Rydex VIF Financial Services	2,552	(28)	2,524	92	(615)	(523)
Rydex VIF Government Long Bond 1.2x Strategy (c)	630	(359)	271	1,079	(1,593)	(514)
Rydex VIF Health Care	272	(96)	176	920	(6,734)	(5,814)
Rydex VIF Internet	304	(1,560)	(1,256)	339	(1,065)	(726)
Rydex VIF Inverse Dow 2x Strategy	17,031	(5,811)	11,220	—	—	—
Rydex VIF Inverse Government Long Bond Strategy (c)	13,010	(9,051)	3,959	7,956	(10,884)	(2,928)
Rydex VIF Inverse Mid-Cap Strategy	5,235	(2,670)	2,565	—	—	—
Rydex VIF Inverse NASDAQ-100® Strategy	13,211	(8,723)	4,488	—	—	—
Rydex VIF Inverse Russell 2000® Strategy (c)	5,352	(2,863)	2,489	41	(80)	(39)

(c)	Closed to new investments. See Note 1.

Variable Annuity Account A

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2022			2021
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Rydex VIF Inverse S&P 500 Strategy (c)	33,035	(2,355)	30,680	133	(9)	124
Rydex VIF Japan 2x Strategy (c)	151	(35)	116	142	(19)	123
Rydex VIF Leisure	123	(19)	104	1,089	(5)	1,084
Rydex VIF Mid-Cap 1.5x Strategy (c)	110	(14)	96	202	(130)	72
Rydex VIF Money Market	418,806	(176,348)	242,458	93,056	(360,431)	(267,375)
Rydex VIF NASDAQ-100®	419	(6,067)	(5,648)	5,214	(3,920)	1,294
Rydex VIF NASDAQ-100® 2x Strategy (c)	246	(9)	237	110	(113)	(3)
Rydex VIF Nova (c)	84	(160)	(76)	50	(129)	(79)
Rydex VIF Precious Metals	1,310	(652)	658	992	(456)	536
Rydex VIF Real Estate	534	(620)	(86)	722	(1,710)	(988)
Rydex VIF Retailing	103	(142)	(39)	1,717	(204)	1,513
Rydex VIF Russell 2000® 1.5x Strategy (c)	1	(4)	(3)	203	(428)	(225)
Rydex VIF Russell 2000® 2x Strategy (c)	1	—	1	1	—	1
Rydex VIF S&P 500 2x Strategy (c)	245	(145)	100	547	(363)	184
Rydex VIF S&P 500 Pure Growth	689	(3,595)	(2,906)	3,648	(8,450)	(4,802)
Rydex VIF S&P 500 Pure Value	3,620	(8,670)	(5,050)	2,664	(10,500)	(7,836)
Rydex VIF S&P MidCap 400 Pure Growth	1,039	(1,127)	(88)	1,702	(1,453)	249
Rydex VIF S&P MidCap 400 Pure Value	1,844	(1,748)	96	1,674	(1,569)	105
Rydex VIF S&P SmallCap 600 Pure Growth	545	(468)	77	4,746	(5,841)	(1,095)
Rydex VIF S&P SmallCap 600 Pure Value	1,564	(1,211)	353	2,370	(24,885)	(22,515)
Rydex VIF Strengthening Dollar 2x Strategy (c)	11,252	(5,311)	5,941	20	(103)	(83)
Rydex VIF Technology	160,222	(51,620)	108,602	42,399	(3,457)	38,942
Rydex VIF Transportation	59	(19)	40	961	(14)	947
Rydex VIF Utilities	3,267	(1,505)	1,762	235	(165)	70
Rydex VIF Weakening Dollar 2x Strategy (c)	45	—	45	1,589	(6,328)	(4,739)
T. Rowe Price Blue Chip Growth	3,783	(57,757)	(53,974)	46,378	(4,437)	41,941
T. Rowe Price Equity Income	7,357	(3,658)	3,699	1,727	(1,762)	(35)
T. Rowe Price Health Sciences	603	(171)	432	1,802	(31)	1,771

(c)	Closed to new investments. See Note 1.

Variable Annuity Account A

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2022			2021
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
T. Rowe Price Limited-Term Bond	274	(29)	245	253	(5)	248
Templeton Developing Markets VIP Fund	2,074	(13,100)	(11,026)	23,800	(11,321)	12,479
Templeton Foreign VIP Fund	2,900	(3,286)	(386)	12,442	(30,539)	(18,097)
Templeton Global Bond VIP Fund	875	(2,552)	(1,677)	1,993	(2,309)	(316)
VanEck VIP Global Gold	39	(5)	34	821	(5,147)	(4,326)
VanEck VIP Global Resources	563	(948)	(385)	1,883	(800)	1,083
Vanguard® VIF Balanced	923	(658)	265	563	(258)	305
Vanguard® VIF Capital Growth	81	(1,863)	(1,782)	3,039	(1,160)	1,879
Vanguard® VIF Conservative Allocation	4,543	(606)	3,937	465	—	465
Vanguard® VIF Diversified Value	1,465	(43)	1,422	9,494	(2)	9,492
Vanguard® VIF Equity Income	2,743	(815)	1,928	6,983	(3,365)	3,618
Vanguard® VIF Equity Index	6,161	(1,593)	4,568	9,987	(576)	9,411
Vanguard® VIF Global Bond Index	32	(2)	30	30	—	30
Vanguard® VIF Growth	385	(325)	60	386	(271)	115
Vanguard® VIF High Yield Bond	615	(852)	(237)	2,804	(21)	2,783
Vanguard® VIF International	2,892	(3,760)	(868)	6,269	(5,169)	1,100
Vanguard® VIF Mid-Cap Index	1,371	(2,590)	(1,219)	3,279	(586)	2,693
Vanguard® VIF Moderate Allocation	7,962	(1,056)	6,906	86,512	(484)	86,028
Vanguard® VIF Real Estate Index	150	(5,182)	(5,032)	6,436	(15)	6,421
Vanguard® VIF Short Term Investment Grade	74,471	(66,437)	8,034	87,085	(88,719)	(1,634)
Vanguard® VIF Small Company Growth (c)	140	(35)	105	136	(25)	111
Vanguard® VIF Total Bond Market Index	20,925	(15,490)	5,435	14,972	(3,228)	11,744
Vanguard® VIF Total International Stock Market Index	2,080	(3,210)	(1,130)	3,707	(20)	3,687
Vanguard® VIF Total Stock Market Index	6,344	(9,789)	(3,445)	3,583	(42,766)	(39,183)
Virtus Duff & Phelps Real Estate Securities Series	176	(338)	(162)	177	(1,132)	(955)
Virtus KAR Small-Cap Growth Series	842	(14,692)	(13,850)	9,394	(4,321)	5,073
Virtus Newfleet Multi-Sector Intermediate Bond Series	126	(5,497)	(5,371)	190	(1)	189
Virtus SGA International Growth Series	762	(2,433)	(1,671)	814	(1,995)	(1,181)

(c)	Closed to new investments. See Note 1.

Variable Annuity Account A

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2022			2021
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Voya MidCap Opportunities Portfolio	100	(18)	82	97	(11)	86
VY CBRE Global Real Estate Portfolio (a)	87	(243)	(156)	82	(44)	38
VY CBRE Real Estate Portfolio (a)	50	(3)	47	49	(3)	46

(a)	Name change. See Note 1.

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights

The Account has a number of products, which have unique combinations of features and fees that are charged against the contract owner’s account balance. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns. The information presented below identifies the range of lowest to highest expense ratios and the corresponding total return. The summary may not reflect the minimum and maximum contract charges offered by the Account as contract owners may not have selected all available and applicable contract options as discussed in Note 2.

A summary of units outstanding, unit values, net assets, expense ratios, investment income ratios and total return ratios for each of the five years in the period ended December 31, 2022, were as follows:

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
AB VPS Growth and Income
2022	2,057	15.48	15.48	31,823	0.01	1.45	1.45	(8.35)	(8.35)
2021	2,000	16.89	16.89	33,781	0.01	1.45	1.45	22.30	22.30
2020	1,942	13.81	17.04	26,814	0.01	0.25	1.45	(2.06)	(0.81)
2019	1,884	14.10	17.18	26,552	1.04	0.25	1.45	18.19	19.64
2018	1,828	11.93	14.36	21,796	0.78	0.25	1.45	(9.89)	(8.83)
AB VPS Small/Mid Cap Value
2022	212	15.64	15.64	3,296	0.01	0.25	0.25	(18.50)	(18.50)
2021	209	19.19	19.19	3,987	0.01	0.25	0.25	31.26	31.26
2020	206	12.05	14.84	2,993	0.00	0.25	1.45	(1.47)	(0.27)
2019	1,781	12.23	14.88	26,128	0.19	0.25	1.45	14.73	16.07
2018	6,636	10.66	12.82	84,032	0.19	0.25	1.45	(19.06)	(17.98)
AFIS Capital World Growth and Income
2022	14,570	11.18	12.23	172,026	0.02	0.25	1.45	(20.99)	(20.22)
2021	14,229	14.15	15.33	211,273	0.01	0.25	1.45	9.52	10.85
2020	13,402	12.92	14.01	180,688	0.01	0.25	1.45	3.78	5.10
2019	11,648	12.45	13.33	150,886	1.84	0.25	1.45	25.00	26.47
2018	11,304	9.96	10.54	116,296	1.79	0.25	1.45	(13.84)	(12.75)

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
AFIS U.S. Government Securities
2022	95,832	7.32	7.32	701,493	0.03	1.45	1.45	(14.88)	(14.88)
2021	92,699	8.60	8.60	797,314	0.01	1.45	1.45	(5.18)	(5.18)
2020	89,583	9.07	9.84	812,723	0.03	0.25	1.45	4.61	6.03
2019	22,800	8.67	9.28	197,827	2.11	0.25	1.45	0.58	1.75
2018	17,027	8.62	9.12	147,209	1.45	0.25	1.45	(3.90)	(2.67)
AFIS Washington Mutual Investors
2022	57,468	14.07	15.40	826,694	0.02	0.25	1.45	(12.50)	(11.60)
2021	51,035	16.08	17.42	838,239	0.01	0.25	1.45	22.00	23.46
2020	47,405	13.18	14.29	636,880	0.01	0.25	1.45	3.70	5.00
2019	47,729	12.71	13.61	616,034	1.94	0.25	1.45	15.76	17.13
2018	46,320	10.98	11.62	514,922	1.92	0.25	1.45	(12.86)	(11.84)
Alger Capital Appreciation (c)
2022	35,680	16.95	21.89	680,978	—	0.25	1.45	(39.33)	(38.70)
2021	36,228	27.94	35.71	1,136,567	—	0.25	1.45	13.67	15.05
2020	37,630	24.58	31.63	1,032,920	—	0.25	1.45	35.20	36.87
2019	37,781	18.18	23.11	762,913	—	0.25	1.45	27.49	28.96
2018	37,805	14.26	17.92	597,220	—	0.25	1.45	(4.74)	(3.55)
Alger Large Cap Growth Class I-2 (b)
2022	2,802	8.35	8.40	23,498	—	0.25	1.45	(16.50)	(16.00)
Alger Large Cap Growth Class S (b)
2022	—	20.61	32.75	—	—	0.25	1.45	(24.81)	0.68
2021	1,275	27.41	32.53	39,094	—	0.25	1.45	6.70	8.00
2020	6,155	25.69	30.69	163,525	—	0.25	1.45	59.37	61.27
2019	447	16.12	19.03	7,209	—	0.25	1.45	21.39	22.85
2018	3,248	13.28	15.49	43,129	—	0.25	1.45	(2.71)	(1.53)

(b)	Merger. See Note 1.
(c)	Closed to new investments. See Note 1.

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Allspring Omega Growth VT
2022	4,415	15.65	15.65	69,076	—	1.45	1.45	(39.78)	(39.78)
2021	4,785	25.99	25.99	124,345	—	1.45	1.45	9.94	9.94
2020	3,944	23.64	29.85	93,203	—	0.25	1.45	36.96	38.58
2019	3,827	17.26	21.54	66,048	—	0.25	1.45	31.06	32.72
2018	3,731	13.17	16.23	49,174	—	0.25	1.45	(4.08)	(2.93)
Allspring Opportunity VT
2022	6,005	19.82	19.82	119,192	—	1.40	1.40	(24.21)	(24.21)
2021	5,440	26.15	26.15	142,436	0.00	1.40	1.40	19.41	19.41
2020	6,658	16.91	22.26	145,933	0.00	0.25	1.45	15.74	17.16
2019	7,273	14.61	19.00	137,478	0.28	0.25	1.45	25.73	27.26
2018	6,968	11.62	15.04	104,661	0.19	0.25	1.45	(11.23)	(10.11)
ALPS/Alerian Energy Infrastructure
2022	21,462	8.09	8.97	184,557	0.05	0.25	1.45	12.52	13.54
2021	17,838	7.19	7.90	137,222	0.02	0.25	1.45	31.68	33.45
2020	16,924	5.46	6.01	98,487	0.02	0.25	1.45	(28.44)	(27.50)
2019	17,267	7.63	8.29	138,825	1.73	0.25	1.45	15.26	16.60
2018	16,821	6.62	7.11	116,551	1.53	0.25	1.45	(22.48)	(21.61)
American Century VP Disciplined Core Value
2022	10,273	14.42	19.87	181,278	0.01	0.25	1.45	(16.45)	(15.63)
2021	10,153	17.26	23.55	212,955	0.01	0.25	1.45	17.98	19.42
2020	5,975	14.63	20.10	117,893	0.02	0.25	1.45	6.55	7.89
2019	8,729	13.73	18.63	159,845	1.90	0.25	1.45	18.36	19.81
2018	9,910	11.60	15.55	151,784	1.92	0.25	1.45	(11.25)	(10.17)
American Century VP Inflation Protection
2022	6,011	7.71	7.71	46,335	0.05	0.25	0.25	(15.83)	(15.83)
2021	6,002	9.16	9.16	54,985	0.03	0.25	0.25	2.81	2.81
2020	3,537	8.88	9.04	31,500	0.01	0.25	1.45	4.84	6.10
2019	3,435	8.41	8.52	28,883	2.35	0.25	1.45	4.05	5.32
2018	3,334	7.99	8.14	26,642	5.80	0.25	1.45	(6.97)	(5.93)

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
American Century VP International
2022	4,892	9.58	9.58	46,892	0.01	1.45	1.45	(28.02)	(28.02)
2021	4,758	13.31	13.31	63,319	0.00	1.45	1.45	3.90	3.90
2020	4,618	12.81	14.45	59,164	0.00	0.25	1.45	20.17	21.63
2019	5,534	10.66	11.88	60,066	0.63	0.25	1.45	22.53	24.01
2018	4,348	8.70	9.58	37,832	0.90	0.25	1.45	(18.99)	(17.98)
American Century VP Mid Cap Value (c)
2022	3,203	15.23	20.51	60,615	0.02	0.25	1.45	(5.46)	(4.56)
2021	3,179	16.11	21.49	62,921	0.01	0.25	1.45	17.68	19.12
2020	3,138	13.69	18.38	52,178	0.01	0.25	1.45	(3.32)	(2.18)
2019	3,047	14.16	18.79	51,989	1.95	0.25	1.45	23.34	24.93
2018	2,967	11.48	15.04	40,739	0.97	0.25	1.45	(16.75)	(15.79)
American Century VP Value
2022	3,268	14.50	19.76	55,287	0.02	0.25	1.45	(3.91)	(2.90)
2021	3,178	15.09	20.35	55,621	0.02	0.25	1.45	18.91	20.34
2020	2,512	12.69	17.23	37,878	0.02	0.25	1.45	(3.57)	(2.43)
2019	2,439	13.16	17.66	37,876	1.98	0.25	1.45	21.40	22.89
2018	2,367	10.84	14.37	30,088	1.53	0.25	1.45	(13.28)	(12.22)
American Funds IS® Asset Allocation
2022	49,949	11.62	12.71	591,459	0.01	0.25	1.45	(17.24)	(16.44)
2021	109,404	14.04	15.21	1,543,759	0.01	0.25	1.45	9.86	11.18
2020	65,400	12.78	13.85	841,697	0.02	0.25	1.45	7.21	8.54
2019	40,061	11.92	12.76	482,284	1.83	0.25	1.45	15.73	17.06
2018	35,477	10.30	10.90	368,904	1.56	0.25	1.45	(9.01)	(7.86)

(c)	Closed to new investments. See Note 1.

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
American Funds IS® Capital World Bond
2022	13,896	6.25	6.84	93,865	0.00	0.25	1.45	(21.19)	(20.47)
2021	13,489	7.93	8.60	114,713	0.02	0.25	1.45	(9.37)	(8.12)
2020	11,776	8.75	9.48	109,973	0.01	0.25	1.45	4.92	6.04
2019	11,298	8.34	8.94	99,652	1.42	0.25	1.45	2.84	4.07
2018	10,963	8.11	8.59	93,114	1.88	0.25	1.45	(5.92)	(4.66)
American Funds IS® Global Growth
2022	21,544	13.80	15.10	302,307	0.00	0.25	1.45	(28.05)	(27.30)
2021	21,141	19.18	20.77	411,376	0.00	0.25	1.45	11.12	12.39
2020	19,838	17.26	18.71	346,885	0.00	0.25	1.45	24.44	25.99
2019	19,405	13.87	14.85	272,025	0.96	0.25	1.45	29.02	30.49
2018	19,332	10.75	11.38	209,628	0.84	0.25	1.45	(13.24)	(12.12)
American Funds IS® Global Small Capitalization
2022	8,025	10.01	10.01	80,362	—	1.45	1.45	(32.64)	(32.64)
2021	7,946	14.86	14.86	118,077	—	1.45	1.45	1.78	1.78
2020	323	14.60	15.82	4,704	0.00	0.25	1.45	23.73	25.26
2019	494	11.80	12.63	5,827	—	0.25	1.45	25.53	27.06
2018	468	9.40	9.94	4,394	0.06	0.25	1.45	(14.70)	(13.72)
American Funds IS® Growth
2022	27,983	18.45	20.19	520,158	0.00	0.25	1.45	(33.03)	(32.34)
2021	27,270	27.55	29.84	755,723	0.00	0.25	1.45	16.39	17.80
2020	18,247	23.67	25.65	435,691	0.00	0.25	1.45	45.13	46.82
2019	18,264	16.31	17.47	300,453	0.57	0.25	1.45	24.69	26.23
2018	18,657	13.08	13.84	246,077	0.28	0.25	1.45	(4.80)	(3.69)
American Funds IS® Growth-Income
2022	21,241	14.63	16.01	316,440	0.01	0.25	1.45	(20.14)	(19.35)
2021	18,672	18.32	19.85	344,940	0.01	0.25	1.45	18.42	19.87
2020	23,853	15.47	16.77	377,067	0.01	0.25	1.45	8.26	9.61
2019	26,511	14.29	15.30	385,683	1.75	0.25	1.45	20.39	21.82
2018	21,538	11.87	12.56	256,635	1.58	0.25	1.45	(6.31)	(5.21)

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
American Funds IS® International
2022	5,319	7.98	8.73	44,068	0.01	0.25	1.45	(24.29)	(23.56)
2021	5,173	10.54	11.42	56,381	0.03	0.25	1.45	(5.98)	(4.83)
2020	4,062	11.21	12.15	47,176	0.00	0.25	1.45	8.73	9.95
2019	8,875	10.31	11.05	92,669	1.06	0.25	1.45	17.29	18.82
2018	13,987	8.79	9.30	123,745	1.74	0.25	1.45	(17.23)	(16.22)
American Funds IS® International Growth and Income
2022	12,736	7.71	8.43	105,047	0.03	0.25	1.45	(19.01)	(18.23)
2021	12,528	9.52	10.31	126,514	0.03	0.25	1.45	0.53	1.68
2020	13,327	9.47	10.27	133,655	0.01	0.25	1.45	1.07	2.39
2019	12,258	9.37	10.03	120,803	2.38	0.25	1.45	17.13	18.56
2018	11,904	8.00	8.46	99,269	2.32	0.25	1.45	(15.34)	(14.29)
American Funds IS® New World
2022	12,457	9.14	10.00	116,090	0.01	0.25	1.45	(25.51)	(24.76)
2021	11,261	12.27	13.29	139,865	0.01	0.25	1.45	0.08	1.30
2020	8,601	12.26	13.29	106,861	0.00	0.25	1.45	17.88	19.30
2019	11,143	10.40	11.14	118,913	0.81	0.25	1.45	23.22	24.75
2018	9,305	8.44	8.93	80,498	0.69	0.25	1.45	(17.98)	(17.01)
BlackRock Advantage Large Cap Core V.I.
2022	9,249	16.67	20.93	187,692	0.01	0.25	1.45	(23.46)	(22.71)
2021	9,438	21.78	27.08	248,406	0.00	0.25	1.45	22.50	23.99
2020	9,507	17.78	22.26	202,324	0.01	0.25	1.45	14.27	15.70
2019	9,225	15.56	19.24	170,170	1.21	0.25	1.45	22.91	24.45
2018	9,262	12.66	15.46	137,829	2.82	0.25	1.45	(9.64)	(8.57)
BlackRock Basic Value V.I.
2022	9,262	12.78	12.78	118,317	0.02	1.45	1.45	(9.04)	(9.04)
2021	2,226	14.05	14.05	31,239	0.01	1.45	1.45	16.02	16.02
2020	2,018	12.11	15.84	24,398	0.01	0.25	1.45	(1.38)	(0.19)
2019	3,552	12.28	15.87	43,592	2.04	0.25	1.45	18.19	19.59
2018	4,192	10.39	13.27	43,537	1.40	0.25	1.45	(12.17)	(11.06)

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
BlackRock Equity Dividend V.I.
2022	15,630	14.70	14.70	229,938	0.01	1.45	1.45	(8.13)	(8.13)
2021	15,200	16.00	16.00	243,284	0.01	1.45	1.45	15.11	15.11
2020	14,754	13.90	17.71	205,219	0.02	0.25	1.45	(1.00)	0.23
2019	17,084	14.04	17.67	239,933	1.85	0.25	1.45	21.88	23.39
2018	16,590	11.52	14.32	191,112	1.82	0.25	1.45	(11.45)	(10.39)
BlackRock Global Allocation V.I.
2022	12,907	9.75	10.92	129,853	—	0.25	1.45	(19.55)	(18.75)
2021	12,603	12.12	13.44	157,212	0.01	0.25	1.45	1.76	2.99
2020	12,276	11.91	13.29	149,956	0.01	0.25	1.45	15.41	16.78
2019	11,964	10.32	11.38	126,235	0.89	0.25	1.45	12.66	14.03
2018	23,953	9.16	9.98	221,610	0.84	0.25	1.45	(11.67)	(10.57)
BlackRock High Yield V.I.
2022	53,336	9.27	10.26	521,860	0.05	0.25	1.45	(14.25)	(13.42)
2021	52,783	10.81	11.85	600,473	0.04	0.25	1.45	0.65	1.80
2020	53,535	10.74	11.81	601,932	0.05	0.25	1.45	2.38	3.60
2019	65,310	10.49	11.40	712,147	5.30	0.25	1.45	9.84	11.22
2018	63,784	9.55	10.25	629,384	4.65	0.25	1.45	(7.19)	(6.05)
BlackRock Large Cap Focus Growth V.I.
2022	4,371	17.58	17.58	77,084	—	1.45	1.45	(40.81)	(40.81)
2021	4,281	29.70	29.70	127,380	—	1.45	1.45	12.63	12.63
2020	4,165	26.37	32.80	110,007	—	0.25	1.45	37.20	38.81
2019	5,567	19.22	23.63	107,140	—	0.25	1.45	26.53	28.15
2018	12,037	15.19	18.44	182,910	—	0.25	1.45	(1.68)	(0.54)
BNY Mellon IP Small Cap Stock Index
2022	5,845	14.04	17.63	95,005	0.01	0.25	1.45	(20.09)	(19.31)
2021	6,442	17.57	21.85	130,254	0.01	0.25	1.45	20.67	22.14
2020	7,757	14.56	18.17	130,624	0.01	0.25	1.45	5.74	7.07
2019	5,376	13.77	16.97	82,888	0.81	0.25	1.45	16.89	18.34
2018	4,670	11.78	14.34	60,624	1.20	0.25	1.45	(12.93)	(11.86)

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
BNY Mellon IP Technology Growth
2022	7,723	16.61	18.98	128,968	—	0.25	1.45	(48.72)	(48.23)
2021	7,527	32.39	36.66	245,094	—	0.25	1.45	7.72	9.04
2020	12,206	30.07	34.13	368,568	0.00	0.25	1.45	62.19	64.17
2019	11,190	18.54	20.79	207,472	—	0.25	1.45	20.08	21.51
2018	14,836	15.44	17.11	229,128	—	0.25	1.45	(5.62)	(4.47)
BNY Mellon VIF Appreciation
2022	503	16.51	16.51	8,300	0.01	1.45	1.45	(21.64)	(21.64)
2021	—	21.07	23.91	—	—	0.25	1.45	21.23	22.74
2020	—	17.38	19.78	—	—	0.25	1.45	17.99	19.44
2019	—	14.73	16.56	—	—	0.25	1.45	29.89	31.43
2018	—	11.34	12.60	—	—	0.25	1.45	(11.20)	(10.06)
Delaware Ivy VIP Asset Strategy
2022	3,551	10.90	10.90	38,706	0.02	0.25	0.25	(17.49)	(17.49)
2021	3,494	13.21	13.21	46,149	0.02	0.25	0.25	6.96	6.96
2020	3,428	10.85	12.59	42,353	0.02	0.25	1.45	8.94	10.25
2019	3,370	9.96	11.42	37,811	2.21	0.25	1.45	16.49	17.85
2018	3,316	8.55	9.69	31,628	1.96	0.25	1.45	(9.62)	(8.41)
Delaware Ivy VIP Balanced
2022	4,029	11.50	14.43	49,212	0.01	0.25	1.45	(19.52)	(18.75)
2021	4,048	14.29	17.76	61,163	0.01	0.25	1.45	10.95	12.26
2020	3,932	12.88	16.12	53,385	0.01	0.25	1.45	9.06	10.49
2019	3,817	11.81	14.59	47,351	1.75	0.25	1.45	16.82	18.14
2018	3,714	10.11	12.35	39,363	1.62	0.25	1.45	(7.50)	(6.30)
Delaware Ivy VIP Energy
2022	6,525	5.24	5.41	34,401	0.05	0.25	1.45	44.27	45.56
2021	1,154	3.75	3.75	4,322	0.02	1.45	1.45	35.87	35.87
2020	1,058	2.62	2.76	2,916	0.01	0.25	1.45	(39.61)	(38.76)
2019	1,405	4.29	4.57	6,417	—	0.25	1.45	(1.08)	0.23
2018	1,343	4.29	4.62	6,199	—	0.25	1.45	(36.97)	(36.31)

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Delaware Ivy VIP Global Growth
2022	9,182	12.92	14.62	122,796	0.01	0.25	1.45	(20.93)	(20.20)
2021	8,927	16.34	18.32	150,641	0.00	0.25	1.45	12.69	14.14
2020	8,668	14.50	16.36	129,300	0.00	0.25	1.45	15.35	16.69
2019	8,412	12.57	14.02	108,492	0.66	0.25	1.45	20.40	21.91
2018	8,164	10.44	11.50	87,165	0.23	0.25	1.45	(10.39)	(9.23)
Delaware Ivy VIP Growth
2022	594	26.93	26.93	16,032	—	0.25	0.25	(29.50)	(29.50)
2021	355	38.20	38.20	13,575	—	0.25	0.25	25.86	25.86
2020	346	24.24	30.93	10,524	—	0.25	1.45	24.82	26.35
2019	337	19.42	24.48	8,127	—	0.25	1.45	30.69	32.25
2018	328	14.86	18.51	5,997	0.03	0.25	1.45	(2.24)	(1.02)
Delaware Ivy VIP High Income
2022	5,206	8.88	11.37	52,910	0.06	0.25	1.45	(14.62)	(13.86)
2021	5,629	10.40	13.20	67,607	0.06	0.25	1.45	1.46	2.72
2020	4,806	10.25	13.10	55,881	0.06	0.25	1.45	1.38	2.66
2019	5,651	10.11	12.76	63,132	6.63	0.25	1.45	6.31	7.59
2018	5,446	9.51	11.86	56,987	9.18	0.25	1.45	(6.40)	(5.20)
Delaware Ivy VIP International Core Equity
2022	3,754	9.63	9.63	36,169	0.02	1.45	1.45	(17.90)	(17.90)
2021	3,610	11.73	11.73	42,353	0.01	1.45	1.45	9.22	9.22
2020	3,475	10.74	11.10	37,333	0.03	0.25	1.45	2.48	3.74
2019	9,529	10.48	10.70	100,052	1.56	0.25	1.45	13.54	14.93
2018	10,662	9.17	9.31	98,132	1.83	0.25	1.45	(21.38)	(20.50)
Delaware Ivy VIP Limited-Term Bond
2022	33,463	7.78	7.78	260,544	0.01	0.25	0.25	(7.38)	(7.38)
2021	31,332	8.40	8.40	263,350	0.02	0.25	0.25	(3.67)	(3.67)
2020	31,749	8.29	8.89	277,028	0.03	0.25	1.45	(0.48)	0.79
2019	32,626	8.33	8.82	282,742	1.84	0.25	1.45	(0.24)	0.92
2018	32,859	8.35	8.74	282,808	0.17	0.25	1.45	(3.69)	(2.46)

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Delaware Ivy VIP Mid Cap Growth
2022	6,271	16.61	20.38	116,369	—	0.25	1.45	(33.67)	(32.98)
2021	5,717	25.04	30.41	157,996	—	0.25	1.45	11.29	12.63
2020	5,048	22.50	27.51	123,403	—	0.25	1.45	42.50	44.26
2019	4,498	15.79	19.07	76,101	—	0.25	1.45	31.91	33.54
2018	4,366	11.97	14.28	55,741	—	0.25	1.45	(4.39)	(3.25)
Delaware Ivy VIP Natural Resources
2022	653	6.00	6.00	3,931	0.02	1.45	1.45	12.78	12.78
2021	637	5.32	5.32	3,397	0.02	1.45	1.45	21.18	21.18
2020	620	4.39	4.76	2,729	0.01	0.25	1.45	(15.74)	(14.70)
2019	1,174	5.21	5.58	6,127	1.00	0.25	1.45	4.62	5.88
2018	1,141	4.98	5.27	5,688	0.32	0.25	1.45	(26.55)	(25.67)
Delaware Ivy VIP Science And Technology
2022	2,702	16.25	22.92	58,665	—	0.25	1.45	(34.66)	(33.99)
2021	2,832	24.87	35.38	91,668	—	0.25	1.45	10.14	11.47
2020	3,378	22.58	31.74	99,487	—	0.25	1.45	29.47	31.05
2019	7,036	17.44	24.22	162,790	—	0.25	1.45	42.95	44.68
2018	7,500	12.20	16.74	115,572	—	0.25	1.45	(9.36)	(8.27)
Delaware Ivy VIP Small Cap Growth
2022	3,921	12.49	12.49	49,068	—	1.45	1.45	(29.83)	(29.83)
2021	3,799	17.80	17.80	67,717	0.01	1.45	1.45	(0.50)	(0.50)
2020	3,692	17.89	19.03	66,174	—	0.25	1.45	31.64	33.26
2019	4,208	13.59	14.28	57,201	—	0.25	1.45	17.97	19.40
2018	4,490	11.52	11.96	51,713	0.48	0.25	1.45	(8.28)	(7.14)
Delaware Ivy VIP Smid Cap Core
2022	1,609	13.04	15.84	24,939	—	0.25	1.45	(18.30)	(17.54)
2021	1,528	15.96	19.21	28,730	—	0.25	1.45	15.48	16.92
2020	1,680	13.82	16.74	27,109	—	0.25	1.45	2.37	3.59
2019	1,444	13.50	16.16	22,505	—	0.25	1.45	18.94	20.42
2018	1,595	11.35	13.42	20,753	0.20	0.25	1.45	(14.40)	(13.36)

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Delaware VIP Global Value Equity (a)
2022	849	11.32	11.32	9,604	0.04	1.45	1.45	(14.95)	(14.95)
2021	825	13.31	13.31	10,987	0.02	1.45	1.45	11.85	11.85
2020	801	11.90	14.14	9,531	0.02	0.25	1.45	(1.41)	(0.14)
2019	777	12.07	14.16	9,375	2.82	0.25	1.45	17.87	19.19
2018	754	10.24	11.88	7,725	1.70	0.25	1.45	(15.58)	(14.53)
Dimensional VA Global Bond Portfolio
2022	1,258	6.86	7.54	8,629	0.01	0.25	1.85	(10.56)	(9.38)
2021	1,467	7.67	8.32	11,413	0.01	0.25	1.85	(5.77)	(4.15)
2020	2,423	8.14	8.82	20,418	0.00	0.25	1.85	(3.33)	(1.78)
2019	10,400	8.42	8.98	91,603	2.69	0.25	1.85	(0.82)	0.90
2018	9,206	8.49	8.90	80,670	8.88	0.65	1.85	(3.08)	(1.98)
Dimensional VA International Small Portfolio
2022	6,620	10.39	11.89	73,743	0.02	0.25	1.85	(21.35)	(20.31)
2021	7,032	13.21	14.92	99,356	0.03	0.25	1.85	9.08	10.93
2020	6,046	12.11	13.66	77,040	0.02	0.25	1.85	4.22	5.89
2019	5,733	11.62	12.90	72,251	2.85	0.25	1.85	18.09	20.00
2018	5,255	9.84	10.75	55,408	1.20	0.65	1.85	(23.60)	(22.72)
Dimensional VA International Value Portfolio
2022	32,653	9.20	10.26	321,359	0.05	0.25	1.85	(7.82)	(6.47)
2021	19,336	9.98	10.97	204,370	0.05	0.25	1.85	12.51	14.27
2020	15,244	8.87	9.74	145,097	0.02	0.25	1.85	(6.43)	(4.98)
2019	18,794	9.48	10.25	188,908	3.68	0.25	1.85	10.36	12.14
2018	17,464	8.59	9.14	157,045	2.71	0.65	1.85	(21.05)	(20.10)

(a)	Name change. See Note 1.

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Dimensional VA Short-Term Fixed Portfolio
2022	705	7.37	7.37	5,184	0.01	0.25	0.25	(4.41)	(4.41)
2021	1,003	7.71	7.71	7,716	—	0.25	0.25	(3.38)	(3.38)
2020	4,845	7.45	8.10	38,626	0.00	0.25	1.85	(4.24)	(2.64)
2019	9,142	7.78	8.32	74,931	2.28	0.25	1.85	(2.38)	(0.72)
2018	8,904	7.97	8.38	73,802	2.13	0.65	1.85	(3.04)	(1.87)
Dimensional VA U.S. Large Value Portfolio
2022	62,077	14.09	17.76	1,059,205	0.02	0.25	1.85	(9.16)	(7.88)
2021	62,879	15.51	19.28	1,169,141	0.02	0.25	1.85	20.98	22.96
2020	66,683	12.82	15.92	1,013,445	0.02	0.25	1.85	(6.08)	(4.50)
2019	76,410	13.65	16.67	1,246,169	2.24	0.25	1.85	19.84	21.68
2018	73,381	11.39	13.70	985,835	2.33	0.65	1.85	(16.31)	(15.28)
Dimensional VA U.S. Targeted Value Portfolio
2022	13,762	14.30	18.43	196,704	0.01	0.25	1.85	(8.51)	(7.25)
2021	13,896	15.63	19.87	218,774	0.03	0.25	1.85	33.02	35.17
2020	856	11.75	14.92	11,268	0.00	0.25	1.85	(0.93)	0.61
2019	8,024	11.86	14.83	96,316	2.53	0.25	1.85	16.73	18.64
2018	821	10.16	12.50	9,220	1.07	0.65	1.85	(19.87)	(18.88)
Donoghue Forlines Dividend VIT Fund
2022	1,187	8.89	8.89	10,560	—	0.25	0.25	(13.18)	(13.18)
2021	—	10.24	10.24	—	—	0.25	1.45	—	—
DWS Core Equity VIP
2022	4,915	17.31	17.31	85,094	0.01	1.45	1.45	(19.23)	(19.23)
2021	7,305	21.43	21.43	156,563	0.00	1.45	1.45	19.52	19.52
2020	7,090	17.93	23.21	127,158	0.01	0.25	1.45	10.61	11.96
2019	7,409	16.21	20.73	122,327	0.75	0.25	1.45	24.21	25.79
2018	8,099	13.05	16.48	108,938	1.81	0.25	1.45	(10.12)	(9.05)

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
DWS Global Small Cap VIP
2022	6,851	8.59	8.59	58,877	0.00	1.45	1.45	(27.39)	(27.39)
2021	6,654	11.83	11.83	78,733	0.00	1.45	1.45	9.64	9.64
2020	6,458	10.79	12.94	69,676	0.01	0.25	1.45	11.81	13.21
2019	6,266	9.65	11.43	60,458	—	0.25	1.45	15.85	17.23
2018	6,082	8.33	9.75	50,666	—	0.25	1.45	(24.20)	(23.29)
DWS Small Mid Cap Value VIP
2022	1,653	12.67	12.67	20,940	0.01	0.25	0.25	(18.83)	(18.83)
2021	927	15.61	15.61	14,465	—	0.25	0.25	25.89	25.89
2020	—	10.63	12.63	—	—	0.25	1.45	(5.43)	(4.32)
2019	—	11.24	13.20	—	—	0.25	1.45	15.76	17.13
2018	—	9.71	11.27	—	—	0.25	1.45	(20.02)	(18.98)
Eaton Vance VT Floating-Rate Income
2022	21,338	9.14	9.14	195,138	0.06	0.25	0.25	(5.87)	(5.87)
2021	5,656	9.71	9.71	54,937	0.03	0.25	0.25	0.31	0.31
2020	4,216	9.04	9.80	40,834	0.03	0.25	1.45	(2.48)	(1.31)
2019	4,762	9.27	9.93	46,742	4.34	0.25	1.45	2.43	3.65
2018	4,316	9.05	9.58	40,952	3.64	0.25	1.45	(4.44)	(3.23)
Federated Hermes Fund for U.S. Government Securities II
2022	34,749	6.64	7.89	234,858	0.12	0.25	1.45	(16.37)	(15.43)
2021	24,140	7.94	9.33	195,373	0.02	0.25	1.45	(6.37)	(5.09)
2020	24,144	8.48	10.11	208,076	0.03	0.25	1.45	0.57	1.92
2019	38,081	8.42	9.92	330,229	1.92	0.25	1.45	1.20	2.48
2018	77,710	8.32	9.68	652,963	2.20	0.25	1.45	(3.93)	(2.81)
Federated Hermes High Income Bond II
2022	30,190	8.86	12.74	319,916	0.05	0.25	1.45	(15.54)	(14.73)
2021	34,357	10.49	14.94	441,956	0.05	0.25	1.45	(0.10)	1.08
2020	35,080	10.50	15.56	453,982	0.05	0.25	1.45	0.86	2.15
2019	31,022	10.41	15.41	386,301	5.89	0.25	1.45	9.12	10.48
2018	30,875	9.54	14.11	351,889	5.91	0.25	1.45	(7.65)	(6.53)

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Fidelity® VIP Balanced
2022	38,757	13.64	16.08	535,912	0.01	0.25	1.45	(21.56)	(20.79)
2021	34,512	17.39	17.39	600,170	0.01	1.45	1.45	12.85	12.85
2020	30,359	15.41	18.11	467,925	0.01	0.25	1.45	16.74	18.21
2019	40,818	13.20	15.32	538,651	1.59	0.25	1.45	18.71	20.16
2018	40,917	11.12	12.75	454,850	1.44	0.25	1.45	(8.63)	(7.47)
Fidelity® VIP Contrafund
2022	73,484	16.14	19.70	1,308,832	0.00	0.25	1.45	(29.52)	(28.83)
2021	70,263	22.90	27.68	1,783,234	0.00	0.25	1.45	21.94	23.41
2020	70,068	18.78	27.42	1,485,519	0.00	0.25	1.45	24.54	26.09
2019	78,625	15.08	21.99	1,387,272	0.22	0.25	1.45	25.56	27.03
2018	84,284	12.01	17.50	1,176,201	0.44	0.25	1.45	(10.71)	(9.61)
Fidelity® VIP Disciplined Small Cap
2022	2,593	12.37	16.53	38,271	0.01	0.25	1.45	(21.86)	(21.06)
2021	2,521	15.83	20.94	47,310	0.00	0.25	1.45	15.21	16.53
2020	1,410	13.74	18.31	25,329	0.00	0.25	1.45	12.90	14.37
2019	1,370	12.17	16.01	21,540	0.82	0.25	1.45	18.04	19.39
2018	1,329	10.31	13.41	17,539	0.65	0.25	1.45	(17.06)	(16.03)
Fidelity® VIP Emerging Markets
2022	15,887	10.32	10.75	168,291	0.01	0.25	1.45	(23.67)	(22.94)
2021	15,499	13.52	13.95	213,737	0.02	0.25	1.45	(6.63)	(5.55)
2020	16,408	14.48	14.99	240,874	0.01	0.25	1.45	25.15	26.71
2019	13,730	11.57	11.83	159,809	1.42	0.25	1.45	23.48	25.05
2018	14,028	9.35	9.46	131,303	0.43	0.25	1.45	(21.72)	(20.84)
Fidelity® VIP Growth & Income
2022	26,051	15.81	22.25	519,134	0.01	0.25	1.45	(9.14)	(8.17)
2021	24,865	17.40	24.23	545,448	0.02	0.25	1.45	20.17	21.64
2020	19,914	14.48	20.30	377,403	0.02	0.25	1.45	2.91	4.10
2019	13,824	14.07	19.50	253,771	3.46	0.25	1.45	23.96	25.56
2018	13,420	11.35	15.53	196,826	0.21	0.25	1.45	(13.09)	(12.11)

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Fidelity® VIP Growth Opportunities
2022	58,455	21.33	26.88	1,429,680	—	0.25	1.45	(40.88)	(40.27)
2021	66,243	36.08	45.00	2,701,860	—	0.25	1.45	6.81	8.10
2020	64,911	33.78	42.78	2,461,025	—	0.25	1.45	60.86	62.85
2019	63,792	21.00	26.27	1,520,372	—	0.25	1.45	34.36	35.97
2018	55,534	15.63	19.32	992,317	0.09	0.25	1.45	7.35	8.60
Fidelity® VIP High Income
2022	4,626	8.43	9.24	40,454	0.06	0.25	1.45	(15.36)	(14.44)
2021	3,487	9.96	10.80	35,337	0.05	0.25	1.45	(0.20)	0.93
2020	3,385	9.98	10.86	34,316	0.04	0.25	1.45	(2.06)	(0.91)
2019	5,015	10.19	10.96	51,497	5.26	0.25	1.45	9.81	11.16
2018	4,864	9.28	9.86	45,439	5.35	0.25	1.45	(7.85)	(6.72)
Fidelity® VIP Index 500
2022	85,754	17.37	20.37	1,603,744	0.01	0.25	1.45	(21.83)	(21.02)
2021	102,551	22.22	25.79	2,427,037	0.01	0.25	1.45	22.69	24.17
2020	92,605	18.11	21.34	1,794,005	0.02	0.25	1.45	12.76	14.12
2019	86,107	16.06	18.70	1,482,883	1.99	0.25	1.45	25.27	26.87
2018	66,899	12.82	14.74	920,576	1.69	0.25	1.45	(8.88)	(7.82)
Fidelity® VIP Investment Grade Bond
2022	94,339	7.65	9.26	795,192	0.02	0.25	1.45	(16.85)	(16.05)
2021	95,114	9.20	11.03	961,992	0.02	0.25	1.45	(5.15)	(4.00)
2020	89,889	9.70	11.81	953,725	0.02	0.25	1.45	4.41	5.64
2019	81,720	9.29	11.18	831,654	2.56	0.25	1.45	4.62	5.97
2018	81,076	8.88	10.55	788,382	1.70	0.25	1.45	(5.13)	(4.00)
Fidelity® VIP Mid Cap
2022	14,659	13.98	16.42	238,670	0.00	0.25	1.45	(18.48)	(17.69)
2021	15,119	17.15	19.95	299,068	0.00	0.25	1.45	19.85	21.28
2020	26,739	14.31	16.76	413,741	0.00	0.25	1.45	12.68	14.09
2019	17,306	12.70	14.69	247,362	0.69	0.25	1.45	17.81	19.24
2018	18,197	10.78	12.32	216,530	0.47	0.25	1.45	(18.52)	(17.48)

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Fidelity® VIP Overseas
2022	5,442	10.07	10.07	54,802	0.01	1.45	1.45	(27.81)	(27.81)
2021	5,257	13.95	13.95	73,333	0.00	1.45	1.45	14.25	14.25
2020	5,073	12.21	13.23	61,974	0.00	0.25	1.45	10.30	11.65
2019	4,972	11.07	11.85	55,065	1.59	0.25	1.45	21.92	23.44
2018	4,787	9.08	9.60	43,482	1.41	0.25	1.45	(18.78)	(17.81)
Fidelity® VIP Real Estate
2022	16,686	9.61	12.70	200,398	0.01	0.25	1.45	(30.66)	(29.99)
2021	17,169	13.86	18.14	295,978	0.01	0.25	1.45	32.63	34.27
2020	18,369	10.45	13.77	237,534	0.02	0.25	1.45	(10.84)	(9.76)
2019	18,941	11.72	15.26	274,578	1.63	0.25	1.45	17.55	19.03
2018	18,732	9.97	12.82	228,781	3.09	0.25	1.45	(10.50)	(9.46)
Fidelity® VIP Strategic Income
2022	22,411	8.31	9.35	187,372	0.04	0.25	1.45	(15.20)	(14.30)
2021	17,860	9.80	9.80	174,988	0.03	1.45	1.45	(1.01)	(1.01)
2020	15,665	9.90	11.10	155,000	0.03	0.25	1.45	2.48	3.74
2019	16,739	9.66	10.70	162,987	3.45	0.25	1.45	5.81	7.11
2018	13,624	9.13	9.99	124,834	3.05	0.25	1.45	(7.03)	(5.93)
Franklin DynaTech VIP
2022	1,058	14.39	16.85	17,277	—	0.25	1.45	(42.44)	(41.86)
2021	880	25.00	28.98	25,500	—	0.25	1.45	11.11	12.46
2020	3,818	22.50	26.26	88,742	—	0.25	1.45	38.55	40.20
2019	2,990	16.24	18.73	48,515	—	0.25	1.45	25.41	26.98
2018	9,861	12.95	14.75	127,655	—	0.25	1.45	(1.37)	(0.14)
Franklin Growth and Income VIP Fund
2022	17,597	14.98	19.67	295,506	0.03	0.25	1.45	(10.73)	(9.81)
2021	14,817	16.78	21.81	281,682	0.02	0.25	1.45	19.86	21.23
2020	14,381	14.00	18.33	226,823	0.03	0.25	1.45	0.86	2.17
2019	15,441	13.88	17.94	243,166	2.39	0.25	1.45	20.17	21.63
2018	13,541	11.55	14.75	174,277	2.51	0.25	1.45	(8.77)	(7.64)

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Franklin Income VIP Fund
2022	25,691	10.46	12.51	272,194	0.04	0.25	1.45	(9.44)	(8.49)
2021	20,603	11.55	13.67	239,942	0.04	0.25	1.45	11.70	13.07
2020	17,894	10.34	12.32	186,675	0.05	0.25	1.45	(3.72)	(2.53)
2019	17,388	10.74	12.64	188,258	5.46	0.25	1.45	11.07	12.36
2018	16,907	9.67	11.25	164,840	5.18	0.25	1.45	(8.51)	(7.41)
Franklin Large Cap Growth VIP Fund
2022	18,003	15.08	19.17	281,847	—	0.25	1.45	(39.17)	(38.54)
2021	724	24.79	24.79	17,943	—	1.45	1.45	10.23	10.23
2020	—	22.49	28.48	—	—	0.25	1.45	38.31	40.02
2019	—	16.26	20.34	—	—	0.25	1.45	28.74	30.30
2018	—	12.63	15.61	—	—	0.25	1.45	(5.82)	(4.64)
Franklin Mutual Global Discovery VIP Fund
2022	8,729	10.66	13.39	110,707	0.01	0.25	1.45	(8.73)	(7.78)
2021	8,489	11.68	14.52	117,000	0.02	0.25	1.45	13.95	15.33
2020	14,959	10.25	12.82	183,281	0.02	0.25	1.45	(8.65)	(7.57)
2019	15,365	11.22	13.87	204,396	1.67	0.25	1.45	18.98	20.40
2018	14,911	9.43	11.52	165,278	2.14	0.25	1.45	(15.12)	(14.09)
Franklin Mutual Shares VIP Fund
2022	4,751	10.71	13.73	62,925	0.02	0.25	1.45	(11.27)	(10.38)
2021	4,620	12.07	15.32	68,370	0.03	0.25	1.45	13.98	15.36
2020	3,776	10.59	13.53	50,135	0.02	0.25	1.45	(9.18)	(8.08)
2019	3,667	11.66	14.72	53,038	1.77	0.25	1.45	17.19	18.61
2018	4,145	9.95	12.41	49,299	3.28	0.25	1.45	(13.02)	(11.99)
Franklin Rising Dividends VIP Fund
2022	26,454	17.06	23.29	538,620	0.01	0.25	1.45	(14.31)	(13.39)
2021	21,634	19.91	26.89	525,728	0.01	0.25	1.45	21.33	22.73
2020	13,987	16.41	22.33	279,536	0.01	0.25	1.45	10.88	12.27
2019	13,573	14.80	19.89	242,743	1.28	0.25	1.45	23.64	25.09
2018	13,174	11.97	15.90	189,242	1.10	0.25	1.45	(9.25)	(8.09)

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Franklin Small Cap Value VIP Fund
2022	29,865	13.17	16.98	455,822	0.01	0.25	1.45	(13.75)	(12.92)
2021	29,085	15.27	19.50	511,740	0.01	0.25	1.45	19.86	21.42
2020	32,166	12.74	16.37	462,484	0.01	0.25	1.45	0.55	1.80
2019	41,808	12.67	16.08	582,393	0.86	0.25	1.45	20.90	22.37
2018	28,762	10.48	13.14	343,329	0.81	0.25	1.45	(16.69)	(15.72)
Franklin Small-Mid Cap Growth VIP Fund
2022	26,007	16.41	32.00	428,726	—	0.25	1.45	(36.54)	(35.79)
2021	19,565	25.86	49.84	515,122	—	0.25	1.45	5.21	6.50
2020	23,765	20.90	47.92	587,532	—	0.25	1.45	48.33	50.13
2019	13,776	14.09	31.92	227,540	—	0.25	1.45	25.69	27.27
2018	13,698	11.21	25.08	180,056	—	0.25	1.45	(9.54)	(8.40)
Franklin Strategic Income VIP Fund
2022	4,128	7.42	7.42	30,627	0.04	1.45	1.45	(14.52)	(14.52)
2021	4,014	8.68	8.68	34,823	0.03	1.45	1.45	(2.25)	(2.25)
2020	3,896	8.88	10.24	34,607	0.05	0.25	1.45	(1.11)	0.20
2019	3,781	8.98	10.22	33,951	5.13	0.25	1.45	3.34	4.61
2018	3,669	8.69	9.77	31,881	2.73	0.25	1.45	(6.46)	(5.33)
Franklin U.S. Government Securities VIP Fund
2022	44,982	6.79	7.23	319,634	0.03	0.25	1.45	(13.50)	(12.68)
2021	37,528	7.85	8.28	307,387	0.02	0.25	1.45	(6.10)	(4.94)
2020	36,475	8.36	8.88	315,157	0.02	0.25	1.45	(0.71)	0.57
2019	18,537	8.42	8.83	158,489	2.90	0.25	1.45	0.60	1.85
2018	17,988	8.37	8.67	152,058	2.58	0.25	1.45	(4.01)	(2.91)
Goldman Sachs VIT International Equity Insights
2022	666	9.48	9.48	6,345	0.02	0.25	0.25	(16.48)	(16.48)
2021	1,091	11.35	11.35	12,410	0.03	0.25	0.25	8.20	8.20
2020	1,061	9.60	10.69	11,149	0.01	0.25	1.45	1.91	3.09
2019	1,742	9.42	10.37	17,747	4.18	0.25	1.45	13.09	14.46
2018	—	8.33	9.06	—	—	0.25	1.45	(20.21)	(19.18)

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Goldman Sachs VIT Mid Cap Growth Fund (a)
2022	16,079	15.19	19.63	299,339	—	0.25	1.45	(29.38)	(28.62)
2021	16,055	21.51	27.50	420,191	—	0.25	1.45	6.64	7.89
2020	15,997	20.17	25.97	389,287	—	0.25	1.45	37.96	39.70
2019	11,773	14.62	18.59	205,873	—	0.25	1.45	28.25	29.82
2018	11,441	11.40	14.32	154,723	—	0.25	1.45	(8.51)	(7.43)
Goldman Sachs VIT Mid Cap Value
2022	11,297	13.75	17.62	157,394	0.00	0.25	1.45	(13.95)	(13.12)
2021	10,447	15.98	15.98	166,842	0.00	1.45	1.45	24.84	24.84
2020	8,626	12.80	16.34	110,291	0.00	0.25	1.45	3.48	4.68
2019	8,370	12.37	15.61	103,435	0.59	0.25	1.45	25.46	27.01
2018	8,123	9.86	12.29	80,012	0.57	0.25	1.45	(14.56)	(13.57)
Guggenheim VIF All Cap Value
2022	6,597	14.69	27.57	112,789	0.01	1.10	1.45	(5.29)	(5.13)
2021	6,537	15.51	29.06	118,918	0.04	1.10	1.45	21.46	21.90
2020	44,086	12.77	26.45	995,027	0.02	0.25	1.45	(2.59)	(1.42)
2019	49,416	13.11	26.83	1,149,575	0.37	0.25	1.45	18.32	19.78
2018	4,420	11.08	22.40	90,824	1.38	0.25	1.45	(14.51)	(13.48)
Guggenheim VIF Floating Rate Strategies
2022	18,394	8.48	9.27	157,165	0.02	0.25	1.45	(4.93)	(4.04)
2021	18,004	8.92	9.66	161,741	0.02	0.25	1.45	(1.98)	(0.72)
2020	17,472	9.10	9.88	159,940	0.06	0.25	1.45	(4.41)	(3.14)
2019	17,515	9.52	10.20	167,794	5.39	0.25	1.45	2.92	4.08
2018	18,231	9.25	9.80	170,788	2.40	0.25	1.45	(5.13)	(3.92)

(a)	Name change. See Note 1.

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Guggenheim VIF Global Managed Futures Strategy
2022	11,986	5.30	7.77	67,137	0.02	0.25	1.45	6.73	7.72
2021	11,133	4.92	7.28	58,144	—	0.25	1.45	(3.58)	(2.19)
2020	11,120	5.03	7.55	59,470	0.06	0.25	1.45	(1.82)	(0.77)
2019	11,647	5.07	7.69	62,885	0.95	0.25	1.45	3.36	4.64
2018	11,316	4.86	7.44	58,590	—	0.25	1.45	(12.98)	(11.90)
Guggenheim VIF High Yield
2022	2,713	8.94	10.43	25,663	0.06	0.25	1.45	(13.54)	(12.57)
2021	2,642	10.34	11.93	28,766	0.05	0.25	1.45	0.88	1.97
2020	2,590	10.25	11.92	27,847	0.05	0.25	1.45	0.10	1.36
2019	4,143	10.24	11.76	45,771	5.45	0.25	1.45	6.78	8.09
2018	9,077	9.59	10.88	95,465	7.66	0.25	1.45	(8.32)	(7.17)
Guggenheim VIF Large Cap Value
2022	14,934	25.70	25.70	383,721	0.01	1.10	1.10	(5.27)	(5.27)
2021	16,164	27.13	27.13	438,449	0.02	1.10	1.10	21.93	21.93
2020	12,872	12.89	24.68	286,322	0.03	0.25	1.45	(2.27)	(1.08)
2019	10,639	13.19	24.95	228,255	6.45	0.25	1.45	16.52	17.91
2018	7,774	11.32	21.16	153,693	2.17	0.25	1.45	(13.52)	(12.42)
Guggenheim VIF Long Short Equity
2022	8,730	8.33	8.61	73,363	0.00	0.25	1.45	(17.92)	(17.11)
2021	10,156	10.05	10.49	103,524	0.01	0.25	1.45	18.40	19.93
2020	9,899	8.38	8.86	84,614	0.01	0.25	1.45	0.34	1.53
2019	11,365	8.26	8.83	96,224	0.53	0.25	1.45	0.91	2.17
2018	10,579	8.11	8.75	87,890	—	0.25	1.45	(16.75)	(15.74)
Guggenheim VIF Multi-Hedge Strategies
2022	28,085	6.62	8.07	195,023	0.01	0.25	1.45	(7.45)	(6.50)
2021	41,952	7.08	8.72	295,762	—	0.25	1.45	3.32	4.58
2020	28,377	6.05	8.44	201,840	0.01	0.25	1.45	2.80	4.04
2019	28,942	5.88	8.21	198,277	2.50	0.25	1.45	0.37	1.67
2018	30,788	5.84	8.18	209,661	—	0.25	1.45	(9.21)	(8.23)

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Guggenheim VIF Small Cap Value
2022	2,496	18.29	32.74	61,729	0.01	0.25	1.10	(7.59)	(6.78)
2021	2,073	20.16	35.43	52,074	0.01	0.25	1.10	21.13	22.18
2020	2,192	10.24	29.25	46,708	0.01	0.25	1.45	(5.27)	(4.18)
2019	2,461	10.81	30.78	57,640	0.78	0.25	1.45	17.25	18.68
2018	2,396	9.22	26.16	46,700	0.23	0.25	1.45	(16.49)	(15.49)
Guggenheim VIF SMid Cap Value
2022	1,284	28.93	31.89	38,136	0.01	0.25	1.10	(5.80)	(4.98)
2021	1,108	30.71	33.56	34,545	0.02	0.25	1.10	18.80	19.81
2020	1,078	12.22	28.68	28,264	0.01	0.25	1.45	(0.24)	0.95
2019	1,596	12.25	28.41	42,996	0.85	0.25	1.45	21.17	22.67
2018	2,826	10.11	23.16	47,153	0.69	0.25	1.45	(16.79)	(15.78)
Guggenheim VIF StylePlus Large Core
2022	—	20.66	20.66	—	0.01	0.25	0.25	(23.20)	(23.20)
2021	908	26.90	26.90	24,439	0.01	0.25	0.25	24.36	24.36
2020	1,008	18.68	21.96	21,799	0.02	0.25	1.45	13.56	14.97
2019	993	16.45	19.10	18,714	2.16	0.25	1.45	24.34	25.82
2018	978	13.23	15.18	14,680	1.70	0.25	1.45	(10.67)	(9.54)
Guggenheim VIF StylePlus Large Growth
2022	1,991	20.24	23.02	42,033	0.00	0.25	1.45	(33.57)	(32.91)
2021	1,945	30.47	34.31	61,589	0.01	0.25	1.45	22.22	23.68
2020	1,896	24.93	28.26	48,961	0.01	0.25	1.45	31.84	33.43
2019	1,849	18.91	21.18	36,091	1.96	0.25	1.45	28.12	29.62
2018	1,873	14.76	16.34	28,516	2.38	0.25	1.45	(7.87)	(6.68)
Guggenheim VIF StylePlus Mid Growth
2022	3,185	31.20	31.20	99,505	0.00	1.10	1.10	(30.68)	(30.68)
2021	721	45.01	45.01	32,611	0.00	1.10	1.10	9.12	9.12
2020	1,193	20.16	45.75	49,352	0.01	0.25	1.45	26.32	27.86
2019	2,517	15.96	35.78	82,177	1.07	0.25	1.45	26.97	28.47
2018	2,472	12.57	27.85	63,349	1.57	0.25	1.45	(11.23)	(10.07)

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Guggenheim VIF StylePlus Small Growth
2022	—	13.00	16.63	—	—	0.25	1.45	(29.69)	(28.93)
2021	—	23.05	23.05	—	—	0.25	0.25	3.13	3.13
2020	—	18.14	22.69	—	—	0.25	1.45	26.06	27.62
2019	11,594	14.39	17.78	166,970	—	0.25	1.45	20.22	21.70
2018	—	11.97	14.61	—	—	0.25	1.45	(14.26)	(13.19)
Guggenheim VIF Total Return Bond
2022	41,970	8.46	9.10	366,142	0.03	0.25	1.45	(19.58)	(18.89)
2021	42,506	10.52	11.22	459,877	0.02	0.25	1.45	(4.80)	(3.61)
2020	40,026	11.05	11.81	451,702	0.02	0.25	1.45	9.19	10.48
2019	46,661	10.12	10.69	478,346	2.65	0.25	1.45	—	1.14
2018	46,183	10.12	10.57	472,668	4.51	0.25	1.45	(3.34)	(2.04)
Guggenheim VIF World Equity Income
2022	3,668	14.23	14.23	52,233	0.02	1.10	1.10	(12.75)	(12.75)
2021	4,032	16.31	16.31	65,825	0.01	1.10	1.10	16.83	16.83
2020	4,276	10.55	13.96	59,762	0.03	0.25	1.45	1.99	3.24
2019	4,763	10.23	13.64	65,011	2.90	0.25	1.45	16.07	17.45
2018	5,295	8.72	11.71	62,017	2.41	0.25	1.45	(12.17)	(11.04)
Invesco Oppenheimer V.I. International Growth Fund
2022	36,103	8.67	10.63	377,835	—	0.25	1.45	(30.19)	(29.46)
2021	36,430	12.42	15.07	540,505	—	0.25	1.45	5.34	6.58
2020	37,079	11.79	14.40	516,893	0.01	0.25	1.45	15.70	17.07
2019	27,687	10.19	12.30	333,187	0.71	0.25	1.45	22.48	23.87
2018	27,032	8.32	9.93	263,223	0.67	0.25	1.45	(23.11)	(22.12)
Invesco V.I. American Franchise Series I
2022	4,653	12.63	12.63	58,803	—	1.45	1.45	(34.08)	(34.08)
2021	4,551	19.16	19.16	87,501	—	1.45	1.45	7.04	7.04
2020	4,920	17.90	17.90	87,960	0.00	1.45	1.45	36.12	36.12
2019	6,578	13.15	16.54	86,431	—	0.25	1.45	30.85	32.43
2018	5,456	10.05	12.49	54,791	—	0.25	1.45	(7.88)	(6.72)

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Invesco V.I. American Value
2022	911	12.33	12.33	11,227	0.00	1.45	1.45	(6.87)	(6.87)
2021	1,094	13.24	13.24	14,484	0.00	1.45	1.45	22.03	22.03
2020	202	10.85	14.51	2,194	0.01	0.25	1.45	(3.56)	(2.42)
2019	196	11.25	14.87	2,206	0.12	0.25	1.45	19.30	20.80
2018	1,375	9.43	12.31	12,957	0.28	0.25	1.45	(16.70)	(15.68)
Invesco V.I. Balanced-Risk Allocation
2022	2,874	9.89	9.89	28,416	0.07	0.25	0.25	(17.24)	(17.24)
2021	2,865	11.95	11.95	34,234	0.03	0.25	0.25	5.75	5.75
2020	2,725	10.56	11.44	30,787	0.07	0.25	1.45	5.18	6.42
2019	2,586	10.04	10.75	27,479	—	0.25	1.45	9.85	11.17
2018	2,414	9.14	9.67	23,107	1.23	0.25	1.45	(10.74)	(9.63)
Invesco V.I. Comstock
2022	19,071	14.78	14.78	281,850	0.02	1.45	1.45	(3.34)	(3.34)
2021	6,430	15.29	15.29	98,324	0.03	1.45	1.45	27.31	27.31
2020	—	12.01	16.45	—	—	0.25	1.45	(5.43)	(4.25)
2019	—	12.70	17.18	—	—	0.25	1.45	19.47	20.90
2018	—	10.63	14.21	—	—	0.25	1.45	(16.23)	(15.16)
Invesco V.I. Core Equity
2022	3,498	15.66	15.66	54,764	0.01	0.25	0.25	(23.27)	(23.27)
2021	3,395	20.41	20.41	69,279	0.00	0.25	0.25	23.32	23.32
2020	3,295	13.03	16.55	54,523	0.02	0.25	1.45	8.58	9.89
2019	206	12.00	15.06	3,058	0.18	0.25	1.45	23.08	24.57
2018	200	9.75	12.09	2,387	—	0.25	1.45	(13.56)	(12.52)
Invesco V.I. Discovery Mid Cap Growth
2022	680	14.44	14.44	9,810	—	1.45	1.45	(33.97)	(33.97)
2021	415	21.87	21.87	9,076	—	1.45	1.45	13.67	13.67
2020	—	19.24	22.12	—	—	0.25	1.45	33.80	35.46
2019	—	14.38	16.33	—	—	0.25	1.45	28.16	29.71
2018	—	11.22	12.59	—	—	0.25	1.45	(9.95)	(8.90)

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Invesco V.I. Equally-Weighted S&P 500 (b)
2022	1,562	9.41	9.41	14,701	0.02	1.45	1.45	(5.90)	(5.90)
Invesco V.I. Equity and Income
2022	5,614	12.24	12.24	68,688	0.01	1.45	1.45	(11.50)	(11.50)
2021	5,713	13.83	13.83	79,021	0.02	1.45	1.45	13.18	13.18
2020	4,178	12.22	15.37	51,041	0.02	0.25	1.45	4.80	6.15
2019	5,602	11.66	14.48	65,283	2.36	0.25	1.45	14.88	16.21
2018	5,609	10.15	12.46	56,949	2.06	0.25	1.45	(13.69)	(12.62)
Invesco V.I. EVQ International Equity Fund (a)
2022	35,869	9.36	9.69	323,540	0.01	0.25	1.45	(21.87)	(21.09)
2021	36,583	11.98	12.28	421,278	0.01	0.25	1.45	1.01	2.25
2020	51,255	11.28	12.34	580,919	0.02	0.25	1.45	8.71	10.08
2019	68,620	10.35	11.21	716,475	1.26	0.25	1.45	22.72	24.14
2018	75,151	8.42	9.03	637,662	1.60	0.25	1.45	(18.96)	(17.91)
Invesco V.I. Global
2022	7,816	12.03	14.46	104,958	—	0.25	1.45	(34.76)	(34.06)
2021	7,621	18.44	21.93	155,884	—	0.25	1.45	10.16	11.49
2020	7,423	16.74	20.05	136,808	0.00	0.25	1.45	21.75	23.23
2019	12,167	13.75	16.27	176,581	0.65	0.25	1.45	25.69	27.31
2018	11,842	10.94	12.78	136,169	0.90	0.25	1.45	(17.12)	(16.20)
Invesco V.I. Global Real Estate
2022	3,237	9.69	9.69	31,340	0.03	0.25	0.25	(27.47)	(27.47)
2021	3,124	13.36	13.36	41,732	0.03	0.25	0.25	21.45	21.45
2020	2,964	9.04	11.21	32,602	0.03	0.25	1.45	(16.37)	(15.40)
2019	4,966	10.81	13.25	64,634	4.85	0.25	1.45	17.25	18.73
2018	2,585	9.22	11.16	28,393	3.75	0.25	1.45	(10.40)	(9.34)

(a)	Name change. See Note 1.
(b)	Merger. See Note 1.

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Invesco V.I. Global Strategic Income
2022	15,418	6.94	7.70	108,313	—	0.25	1.45	(15.47)	(14.54)
2021	15,028	8.21	9.01	124,630	0.04	0.25	1.45	(7.75)	(6.73)
2020	13,608	8.90	9.84	122,269	0.05	0.25	1.45	(1.44)	(0.30)
2019	13,249	9.03	9.87	120,688	3.43	0.25	1.45	5.74	7.05
2018	12,907	8.54	9.22	111,011	4.55	0.25	1.45	(8.66)	(7.52)
Invesco V.I. Government Securities
2022	208	6.42	6.42	1,339	0.02	1.30	1.30	(14.40)	(14.40)
2021	281	7.50	7.50	2,112	0.02	1.30	1.30	(6.60)	(6.60)
2020	346	8.03	9.33	2,776	0.05	0.25	1.45	1.30	2.53
2019	772	7.91	9.10	6,110	3.70	0.25	1.45	1.20	2.36
2018	2,549	7.81	8.89	19,912	0.51	0.25	1.45	(4.13)	(2.95)
Invesco V.I. Health Care
2022	4,326	13.61	13.61	58,957	—	1.45	1.45	(17.11)	(17.11)
2021	1,615	16.42	16.42	26,615	—	1.45	1.45	7.18	7.18
2020	1,572	15.32	22.28	24,174	0.00	0.25	1.45	9.19	10.52
2019	3,309	14.03	20.16	56,805	—	0.25	1.45	26.40	27.92
2018	3,221	11.10	15.76	43,461	—	0.25	1.45	(3.73)	(2.60)
Invesco V.I. Main Street Mid Cap Fund®
2022	6,258	11.72	14.34	78,651	0.00	0.25	1.45	(17.98)	(17.16)
2021	2,084	15.73	17.31	34,176	0.00	0.25	1.20	17.83	18.97
2020	25,832	12.16	14.95	346,024	0.01	0.25	1.45	4.11	5.43
2019	14,933	11.68	14.18	193,526	0.29	0.25	1.45	19.67	20.99
2018	7,449	9.76	11.72	80,705	0.12	0.25	1.45	(15.50)	(14.39)
Invesco V.I. Main Street Small Cap Fund®
2022	37,861	14.39	18.37	649,173	0.00	0.25	1.45	(19.47)	(18.72)
2021	38,170	17.87	22.60	810,007	0.00	0.25	1.45	16.95	18.32
2020	39,343	15.28	19.62	709,617	0.00	0.25	1.45	14.37	15.75
2019	50,376	13.36	16.95	788,213	—	0.25	1.45	20.69	22.12
2018	49,134	11.07	13.88	633,994	0.07	0.25	1.45	(14.45)	(13.41)

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Invesco V.I. S&P 500 Index (b)
2022	—	18.56	18.56	—	0.02	1.45	1.45	(14.35)	(14.35)
2021	818	21.67	21.67	17,730	0.02	1.45	1.45	22.36	22.36
2020	—	17.71	21.41	—	—	0.25	1.45	12.52	13.88
2019	2,490	15.74	18.80	46,172	1.24	0.25	1.45	24.92	26.43
2018	2,417	12.60	14.87	35,508	1.46	0.25	1.45	(9.22)	(8.10)
Invesco V.I. Small Cap Equity
2022	4,035	11.70	14.62	51,097	—	0.25	1.45	(23.98)	(23.25)
2021	3,817	15.39	19.05	63,099	—	0.25	1.45	14.85	16.30
2020	3,984	13.40	16.69	57,665	0.00	0.25	1.45	21.38	22.72
2019	4,856	11.04	13.60	59,138	—	0.25	1.45	20.79	22.30
2018	4,914	9.14	11.12	49,445	—	0.25	1.45	(18.97)	(17.99)
Janus Henderson VIT Enterprise
2022	14,661	18.92	24.67	292,642	0.00	0.25	1.45	(19.66)	(18.80)
2021	14,416	23.55	30.38	356,532	0.00	0.25	1.45	11.51	12.81
2020	14,472	21.12	27.44	321,361	—	0.25	1.45	13.98	15.34
2019	20,096	18.53	23.79	386,526	0.06	0.25	1.45	29.22	30.86
2018	17,429	14.34	18.18	261,550	0.09	0.25	1.45	(4.97)	(3.86)
Janus Henderson VIT Forty
2022	329	19.18	19.18	6,313	0.00	1.45	1.45	(36.45)	(36.45)
2021	320	30.18	30.18	9,665	—	1.45	1.45	17.25	17.25
2020	4,499	25.74	33.51	115,702	0.00	0.25	1.45	32.95	34.58
2019	2,179	19.36	24.90	42,122	0.03	0.25	1.45	30.90	32.52
2018	1,321	14.79	18.79	21,110	—	0.25	1.45	(2.76)	(1.57)

(b)	Merger. See Note 1.

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Janus Henderson VIT Mid Cap Value
2022	6,559	14.89	14.89	97,412	0.01	0.25	0.25	(8.76)	(8.76)
2021	9,277	16.32	16.32	151,142	0.00	0.25	0.25	15.66	15.66
2020	7,741	12.00	14.38	109,059	0.01	0.25	1.45	(5.51)	(4.39)
2019	7,356	12.70	15.04	108,517	1.09	0.25	1.45	24.39	25.86
2018	6,860	10.21	11.95	80,707	0.94	0.25	1.45	(17.59)	(16.55)
Janus Henderson VIT Overseas
2022	9,559	7.37	9.29	79,800	0.02	0.25	1.45	(12.61)	(11.74)
2021	6,594	8.35	10.63	65,880	0.01	0.25	1.45	8.36	9.72
2020	5,120	7.61	9.81	49,099	0.01	0.25	1.45	10.97	12.32
2019	4,970	6.78	8.84	42,917	1.84	0.25	1.45	21.10	22.56
2018	4,825	5.54	7.30	34,349	1.43	0.25	1.45	(18.80)	(17.81)
Janus Henderson VIT Research
2022	2,661	16.37	20.82	51,807	—	0.25	1.45	(32.96)	(32.27)
2021	2,773	24.42	30.74	80,296	0.00	0.25	1.45	14.81	16.22
2020	11,398	21.27	26.96	297,563	0.00	0.25	1.45	26.76	28.32
2019	11,536	16.78	21.01	235,260	0.22	0.25	1.45	29.38	30.90
2018	13,056	12.97	16.05	204,242	0.38	0.25	1.45	(7.09)	(5.92)
JPMorgan Insurance Trust Core Bond Portfolio
2022	12,665	7.26	7.78	96,347	0.02	0.25	1.45	(16.46)	(15.53)
2021	12,929	8.69	9.21	116,768	0.02	0.25	1.45	(5.95)	(4.76)
2020	10,914	9.24	9.82	103,714	0.01	0.25	1.45	3.01	4.25
2019	17,600	8.97	9.42	160,034	3.04	0.25	1.45	3.22	4.43
2018	27,439	8.69	9.02	239,754	2.16	0.25	1.45	(4.61)	(3.43)
JPMorgan Insurance Trust Small Cap Core Portfolio
2022	3,714	12.74	12.74	47,497	0.00	1.45	1.45	(22.93)	(22.93)
2021	3,661	16.53	16.53	60,536	0.00	1.45	1.45	15.84	15.84
2020	3,564	14.27	17.88	50,887	0.01	0.25	1.45	8.35	9.69
2019	13,006	13.17	16.30	197,396	0.20	0.25	1.45	18.86	20.30
2018	14,324	11.08	13.55	178,861	0.08	0.25	1.45	(16.06)	(15.05)

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
JPMorgan Insurance Trust US Equity Portfolio
2022	442	18.37	18.37	8,119	0.00	1.45	1.45	(22.23)	(22.23)
2021	—	23.62	29.28	—	—	0.25	1.45	23.41	24.91
2020	—	19.14	23.44	—	—	0.25	1.45	19.48	20.89
2019	—	16.02	19.39	—	—	0.25	1.45	25.65	27.31
2018	—	12.75	15.23	—	—	0.25	1.45	(10.46)	(9.45)
Lord Abbett Series Bond-Debenture VC
2022	43,396	9.06	10.83	411,428	0.04	0.25	1.45	(16.42)	(15.59)
2021	41,834	10.84	12.83	472,128	0.03	0.25	1.45	(1.19)	(0.08)
2020	40,818	10.97	13.08	464,715	0.03	0.25	1.45	2.62	3.89
2019	47,569	10.69	12.59	526,195	3.83	0.25	1.45	8.42	9.76
2018	50,809	9.86	11.47	522,998	5.01	0.25	1.45	(8.28)	(7.13)
Lord Abbett Series Developing Growth VC
2022	5,458	13.77	18.50	83,984	—	0.25	1.45	(38.64)	(38.00)
2021	5,319	22.44	29.84	132,822	—	0.25	1.45	(6.97)	(5.87)
2020	5,177	24.12	32.30	138,287	—	0.25	1.45	64.98	67.10
2019	5,035	14.62	19.33	81,126	—	0.25	1.45	26.03	27.59
2018	4,897	11.60	15.15	62,342	—	0.25	1.45	0.35	1.47
Lord Abbett Series Growth and Income VC
2022	6,313	13.62	13.62	85,998	0.01	1.45	1.45	(13.25)	(13.25)
2021	6,161	15.70	15.70	96,686	0.01	1.45	1.45	23.43	23.43
2020	6,001	12.72	15.79	76,311	0.01	0.25	1.45	(1.78)	(0.63)
2019	9,377	12.95	15.89	121,452	1.72	0.25	1.45	17.09	18.58
2018	9,132	11.06	13.40	100,958	1.46	0.25	1.45	(12.15)	(11.08)
Lord Abbett Series Growth Opportunities VC
2022	2,404	15.61	15.61	37,534	—	0.25	0.25	(34.69)	(34.69)
2021	2,358	23.90	23.90	56,358	—	0.25	0.25	3.06	3.06
2020	2,594	20.36	23.63	60,162	—	0.25	1.45	33.25	34.95
2019	1,486	15.28	17.51	25,581	—	0.25	1.45	30.49	31.95
2018	1,443	11.71	13.27	18,844	—	0.25	1.45	(7.14)	(5.95)

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Lord Abbett Series Total Return VC
2022	14,747	8.59	8.59	126,678	0.03	0.25	0.25	(16.76)	(16.76)
2021	15,173	10.32	10.32	156,646	0.02	0.25	0.25	(3.46)	(3.46)
2020	16,008	9.52	10.89	171,156	0.02	0.25	1.45	2.70	3.91
2019	30,032	9.27	10.48	309,119	2.70	0.25	1.45	3.69	5.01
2018	29,380	8.94	9.98	288,740	3.34	0.25	1.45	(5.40)	(4.22)
MFS® VIT Emerging Markets Equity
2022	4,180	6.83	6.83	28,572	0.03	0.25	0.25	(22.56)	(22.56)
2021	4,633	8.82	8.82	40,858	0.00	0.25	0.25	(10.00)	(10.00)
2020	4,537	9.80	10.30	44,462	0.02	0.25	1.45	5.42	6.76
2019	5,441	9.19	9.77	49,995	0.44	0.25	1.45	14.94	16.35
2018	4,351	7.91	8.50	34,439	0.12	0.25	1.45	(17.87)	(16.82)
MFS® VIT Global Tactical Allocation
2022	7,937	8.67	8.67	68,798	0.01	1.45	1.45	(11.26)	(11.26)
2021	4,321	9.77	9.77	42,215	0.01	1.45	1.45	(1.91)	(1.91)
2020	4,134	9.96	10.80	41,168	0.01	0.25	1.45	1.32	2.66
2019	3,948	9.83	10.52	38,794	2.62	0.25	1.45	9.34	10.62
2018	3,770	8.99	9.51	33,881	0.52	0.25	1.45	(8.92)	(7.85)
MFS® VIT II Research International
2022	5,857	9.34	9.34	54,732	0.01	1.45	1.45	(21.18)	(21.18)
2021	11,111	11.85	11.85	131,716	0.01	1.45	1.45	6.37	6.37
2020	10,784	11.14	12.14	120,125	0.02	0.25	1.45	7.84	9.07
2019	10,464	10.33	11.13	108,140	1.25	0.25	1.45	22.10	23.53
2018	10,155	8.46	9.01	85,946	1.27	0.25	1.45	(18.10)	(17.03)
MFS® VIT International Intrinsic Value
2022	15,323	10.80	11.82	173,475	0.00	0.25	1.45	(26.88)	(26.17)
2021	21,751	14.77	16.01	338,913	0.00	0.25	1.45	5.42	6.80
2020	20,609	14.01	15.18	301,621	0.01	0.25	1.45	15.02	16.32
2019	32,840	12.18	13.05	416,548	1.41	0.25	1.45	20.12	21.62
2018	34,030	10.14	10.73	356,494	0.96	0.25	1.45	(13.63)	(12.62)

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
MFS® VIT New Discovery
2022	3,959	13.43	16.48	61,983	—	0.25	1.45	(32.92)	(32.21)
2021	3,569	20.02	24.31	82,284	—	0.25	1.45	(2.82)	(1.66)
2020	3,233	20.60	25.19	75,771	—	0.25	1.45	39.19	40.96
2019	11,454	14.80	17.87	182,136	—	0.25	1.45	35.16	36.73
2018	6,003	10.95	13.07	74,241	—	0.25	1.45	(6.01)	(4.88)
MFS® VIT Research
2022	2,930	16.16	16.16	47,375	0.00	1.45	1.45	(20.86)	(20.86)
2021	3,055	20.42	20.42	62,393	0.00	1.45	1.45	19.07	19.07
2020	2,965	17.15	23.05	50,849	0.01	0.25	1.45	11.22	12.60
2019	2,877	15.42	20.47	44,359	0.64	0.25	1.45	26.81	28.34
2018	3,452	12.16	15.95	41,966	0.33	0.25	1.45	(8.78)	(7.64)
MFS® VIT Total Return
2022	3,058	11.67	11.67	35,690	0.01	1.45	1.45	(13.56)	(13.56)
2021	3,109	13.50	13.50	41,980	0.02	1.45	1.45	8.87	8.87
2020	3,055	12.40	15.22	37,889	0.02	0.25	1.45	4.73	5.99
2019	2,964	11.84	14.36	35,105	2.56	0.25	1.45	14.84	16.28
2018	1,945	10.31	12.35	20,046	2.04	0.25	1.45	(9.96)	(8.86)
MFS® VIT Utilities
2022	2,542	12.93	16.72	34,221	0.02	0.25	1.45	(3.72)	(2.68)
2021	2,092	13.43	17.18	28,074	0.00	0.25	1.45	8.92	10.13
2020	9,234	12.33	15.89	137,494	0.02	0.25	1.45	0.98	2.25
2019	8,412	12.21	15.54	121,869	6.05	0.25	1.45	19.35	20.75
2018	2,319	10.23	12.87	23,710	0.99	0.25	1.45	(3.58)	(2.43)
Morgan Stanley VIF Emerging Markets Equity
2022	11,000	7.40	7.40	81,480	0.00	0.25	0.25	(27.52)	(27.52)
2021	10,967	10.21	10.21	112,068	0.01	0.25	0.25	(0.39)	(0.39)
2020	11,527	10.24	10.40	118,181	0.01	0.25	1.45	9.28	10.64
2019	11,366	9.27	9.40	105,411	1.01	0.25	1.45	14.41	15.76
2018	11,212	8.03	8.19	90,053	0.48	0.25	1.45	(21.17)	(20.24)

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Morningstar Aggressive Growth ETF Asset Allocation Portfolio
2022	2,379	11.96	11.96	28,460	0.01	1.45	1.45	(16.77)	(16.77)
2021	2,320	14.37	14.37	33,348	0.01	1.45	1.45	13.15	13.15
2020	2,258	12.70	14.39	28,676	0.02	0.25	1.45	5.13	6.36
2019	2,197	12.08	13.53	26,534	1.59	0.25	1.45	16.83	18.27
2018	2,138	10.34	11.44	22,099	1.42	0.25	1.45	(13.26)	(12.20)
Morningstar Balanced ETF Asset Allocation Portfolio
2022	123,318	9.97	11.17	1,232,258	0.02	0.25	1.45	(16.50)	(15.70)
2021	123,775	11.94	13.25	1,480,767	0.01	0.25	1.45	6.04	7.29
2020	120,374	11.26	12.54	1,358,492	0.02	0.25	1.45	4.26	5.64
2019	117,036	10.80	11.87	1,265,314	2.07	0.25	1.45	11.23	12.51
2018	113,936	9.71	10.55	1,107,439	1.92	0.25	1.45	(10.34)	(9.21)
Morningstar Conservative ETF Asset Allocation Portfolio
2022	124,542	7.74	7.74	964,125	0.01	1.45	1.45	(15.50)	(15.50)
2021	125,327	9.16	9.16	1,148,136	0.01	1.45	1.45	(2.14)	(2.14)
2020	121,973	9.36	10.11	1,142,292	0.02	0.25	1.45	1.85	3.06
2019	106,324	9.19	9.81	977,708	1.98	0.25	1.45	4.67	6.05
2018	110,007	8.78	9.25	965,694	2.19	0.25	1.45	(6.60)	(5.52)
Morningstar Growth ETF Asset Allocation Portfolio
2022	40,937	11.13	11.13	455,356	0.01	1.45	1.45	(16.82)	(16.82)
2021	41,793	13.38	13.38	559,097	0.01	1.45	1.45	9.85	9.85
2020	40,756	12.18	13.76	496,179	0.02	0.25	1.45	5.18	6.50
2019	39,733	11.58	12.92	459,857	1.83	0.25	1.45	14.54	15.87
2018	38,804	10.11	11.15	392,058	1.71	0.25	1.45	(12.01)	(10.94)
Morningstar Income and Growth ETF Asset Allocation Portfolio
2022	6,664	8.82	8.82	58,785	0.02	1.45	1.45	(16.16)	(16.16)
2021	6,597	10.52	10.52	69,429	0.01	1.45	1.45	1.84	1.84
2020	6,500	10.33	11.33	67,176	0.02	0.25	1.45	3.61	4.91
2019	6,318	9.97	10.80	62,971	2.54	0.25	1.45	8.02	9.31
2018	4,017	9.23	9.88	37,089	2.10	0.25	1.45	(8.43)	(7.32)

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Neuberger Berman AMT Sustainable Equity
2022	20,468	11.19	18.52	264,794	0.00	0.25	1.45	(21.97)	(21.06)
2021	20,751	14.34	23.46	341,520	0.00	0.25	1.45	18.12	19.51
2020	21,079	12.14	20.00	291,649	0.01	0.25	1.45	14.31	15.74
2019	21,479	10.62	17.28	257,923	4.25	0.25	1.45	6.20	7.14
2018	40,693	11.64	13.73	539,473	0.89	0.25	1.45	(11.62)	(4.20)
PIMCO VIT All Asset
2022	5,869	9.15	10.31	57,368	0.07	0.25	1.45	(15.59)	(14.72)
2021	5,749	10.84	12.09	66,186	0.11	0.25	1.45	10.95	12.36
2020	5,616	9.77	10.96	57,875	0.05	0.25	1.45	3.28	4.38
2019	5,492	9.46	10.50	54,531	2.78	0.25	1.45	6.89	8.25
2018	5,652	8.85	9.70	52,119	2.94	0.25	1.45	(9.60)	(8.49)
PIMCO VIT CommodityRealReturn Strategy
2022	50,589	5.12	6.33	286,922	0.31	0.25	1.45	4.11	5.13
2021	28,722	4.87	6.08	140,854	0.04	0.25	1.45	27.46	28.84
2020	31,128	3.78	4.77	118,444	0.05	0.25	1.45	(3.25)	(2.04)
2019	35,546	3.86	4.93	138,101	4.13	0.25	1.45	6.48	7.97
2018	48,988	3.59	4.63	176,625	1.99	0.25	1.45	(17.91)	(17.08)
PIMCO VIT Emerging Markets Bond
2022	19,051	7.76	9.01	167,121	0.04	0.25	1.45	(19.33)	(18.46)
2021	23,321	9.62	11.05	252,061	0.04	0.25	1.45	(6.87)	(5.80)
2020	22,366	10.33	11.95	256,841	0.04	0.25	1.45	1.97	3.20
2019	24,362	10.13	11.58	270,697	4.52	0.25	1.45	9.63	10.92
2018	26,486	9.24	10.44	263,810	3.77	0.25	1.45	(8.97)	(7.86)
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)
2022	3,184	6.87	9.41	23,256	0.01	0.25	1.45	(14.87)	(13.91)
2021	3,096	8.07	10.93	26,482	0.05	0.25	1.45	(8.40)	(7.37)
2020	3,006	8.81	12.08	28,005	0.02	0.25	1.45	5.26	6.53
2019	3,697	8.37	11.34	32,295	2.36	0.25	1.45	1.33	2.62
2018	3,587	8.26	11.05	30,855	8.91	0.25	1.45	(8.43)	(7.38)

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
PIMCO VIT High Yield
2022	131	16.22	16.22	2,116	0.05	0.25	0.25	(13.26)	(13.26)
2021	129	18.70	18.70	2,405	0.04	0.25	0.25	0.21	0.21
2020	127	10.60	19.10	2,366	0.03	0.25	1.45	1.05	2.25
2019	2,158	10.49	18.68	31,986	4.29	0.25	1.45	9.61	10.93
2018	5,432	9.57	16.84	83,179	4.93	0.25	1.45	(7.00)	(5.82)
PIMCO VIT International Bond Portfolio (Unhedged)
2022	13,218	6.02	6.35	83,071	0.01	0.25	1.45	(22.52)	(21.60)
2021	10,529	7.77	8.10	84,436	0.05	0.25	1.45	(11.60)	(10.60)
2020	9,467	8.79	9.23	85,059	0.05	0.25	1.45	5.90	7.08
2019	9,420	8.30	8.62	79,358	1.83	0.25	1.45	2.22	3.48
2018	9,625	8.12	8.33	78,691	5.66	0.25	1.45	(8.25)	(7.13)
PIMCO VIT Low Duration Administrative
2022	30,982	7.01	7.01	217,169	0.01	1.40	1.40	(9.78)	(9.78)
2021	64,496	7.77	7.77	502,800	0.01	1.40	1.40	(5.24)	(5.24)
2020	90,899	8.20	9.67	746,227	0.01	0.25	1.40	(1.44)	(0.31)
2019	72,260	8.32	9.70	601,239	3.28	0.25	1.40	(0.48)	0.73
2018	122,780	8.36	9.63	1,028,345	1.64	0.25	1.40	(4.02)	(2.92)
PIMCO VIT Low Duration Advisor
2022	41,371	6.87	7.31	289,246	0.02	0.25	1.45	(9.84)	(8.85)
2021	39,202	7.62	8.02	302,647	0.00	0.25	1.45	(5.34)	(4.18)
2020	36,755	8.05	8.53	298,594	0.01	0.25	1.45	(1.59)	(0.35)
2019	45,557	8.18	8.56	377,581	2.42	0.25	1.45	(0.61)	0.59
2018	58,358	8.23	8.51	487,282	1.72	0.25	1.45	(4.08)	(2.96)
PIMCO VIT Real Return Administrative
2022	35,741	8.77	8.77	313,663	0.07	1.40	1.40	(15.67)	(15.67)
2021	35,298	10.40	10.40	368,333	0.05	1.40	1.40	0.97	0.97
2020	37,660	10.30	12.03	387,701	0.01	0.25	1.40	6.96	8.09
2019	38,623	9.63	11.13	373,801	1.71	0.25	1.40	3.77	5.00
2018	39,924	9.28	10.60	371,437	2.37	0.25	1.40	(6.45)	(5.36)

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
PIMCO VIT Real Return Advisor
2022	19,221	7.70	8.60	159,795	0.07	0.25	1.45	(15.66)	(14.85)
2021	16,693	9.13	10.10	162,768	0.05	0.25	1.45	0.88	2.12
2020	12,417	9.05	10.08	119,583	0.01	0.25	1.45	6.72	8.04
2019	27,112	8.48	9.33	244,832	1.48	0.25	1.45	3.67	4.83
2018	32,781	8.18	8.90	284,116	2.32	0.25	1.45	(6.62)	(5.42)
PIMCO VIT Short-Term
2022	66,909	7.43	8.07	521,940	0.02	0.25	1.45	(4.50)	(3.47)
2021	55,596	7.78	8.36	451,605	0.01	0.25	1.45	(4.42)	(3.35)
2020	54,420	8.14	8.78	459,662	0.01	0.25	1.45	(2.40)	(1.13)
2019	88,836	8.34	8.88	769,426	2.59	0.25	1.45	(1.77)	(0.56)
2018	51,233	8.49	8.93	445,430	1.91	0.25	1.45	(2.97)	(1.87)
PIMCO VIT Total Return Administrative
2022	70,379	8.39	8.39	593,405	0.02	1.40	1.40	(18.07)	(18.07)
2021	172,338	10.24	10.24	1,766,227	0.01	1.40	1.40	(5.54)	(5.54)
2020	82,879	10.84	10.84	898,995	0.02	1.40	1.40	4.03	4.03
2019	91,531	10.42	12.49	953,929	2.67	0.25	1.40	3.68	4.87
2018	111,410	10.05	11.91	1,124,872	1.82	0.25	1.40	(4.83)	(3.72)
PIMCO VIT Total Return Advisor
2022	64,465	7.33	8.15	487,406	0.02	0.25	1.45	(17.92)	(17.17)
2021	60,585	8.93	9.84	554,283	0.02	0.25	1.45	(5.60)	(4.56)
2020	52,985	9.46	10.50	512,430	0.02	0.25	1.45	3.73	5.11
2019	69,842	9.12	9.99	649,443	2.95	0.25	1.45	3.52	4.72
2018	72,763	8.81	9.54	651,246	2.60	0.25	1.45	(4.96)	(3.83)
Pioneer Bond VCT
2022	40,755	7.62	8.21	322,248	0.02	0.25	1.45	(17.98)	(17.24)
2021	41,151	9.29	9.92	395,225	0.02	0.25	1.45	(4.13)	(2.94)
2020	41,871	9.69	10.38	417,311	0.03	0.25	1.45	3.64	4.95
2019	41,291	9.35	9.89	394,588	3.05	0.25	1.45	4.12	5.44
2018	40,592	8.98	9.38	370,544	2.29	0.25	1.45	(5.27)	(4.19)

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Pioneer Equity Income VCT
2022	905	14.54	14.54	13,169	0.02	1.45	1.45	(11.77)	(11.77)
2021	880	16.48	16.48	14,514	0.01	1.45	1.45	19.85	19.85
2020	866	13.75	16.59	11,903	0.02	0.25	1.45	(4.65)	(3.49)
2019	840	14.42	17.19	12,110	2.46	0.25	1.45	19.77	21.23
2018	815	12.04	14.18	9,812	2.24	0.25	1.45	(12.75)	(11.71)
Pioneer Real Estate Shares VCT
2022	989	9.63	9.63	9,548	0.02	1.45	1.45	(33.86)	(33.86)
2021	1,003	14.56	14.56	14,651	0.00	1.45	1.45	34.57	34.57
2020	6,791	10.82	12.31	73,478	0.03	0.25	1.45	(11.60)	(10.60)
2019	945	12.24	13.77	11,571	2.05	0.25	1.45	22.28	23.83
2018	917	10.01	11.12	9,179	2.47	0.25	1.45	(11.57)	(10.47)
Pioneer Strategic Income VCT
2022	10,701	7.81	7.81	83,541	0.03	1.45	1.45	(16.47)	(16.47)
2021	15,743	9.35	9.35	147,139	0.03	1.45	1.45	(2.71)	(2.71)
2020	15,297	9.61	10.24	146,942	0.03	0.25	1.45	2.78	3.96
2019	14,857	9.35	9.85	138,970	3.12	0.25	1.45	4.70	6.03
2018	15,010	8.93	9.29	134,046	2.83	0.25	1.45	(6.20)	(5.11)
Putnam VT Growth Opportunities
2022	12,698	20.28	24.38	262,333	—	0.25	1.45	(33.38)	(32.71)
2021	12,770	30.44	36.23	397,582	—	0.25	1.45	17.30	18.71
2020	12,741	25.95	30.98	338,816	0.00	0.25	1.45	32.67	34.23
2019	10,645	19.56	23.08	208,188	0.13	0.25	1.45	30.75	32.42
2018	10,368	14.96	17.43	155,023	—	0.25	1.45	(2.09)	(0.91)
Putnam VT Income
2022	15,856	7.97	7.97	126,340	0.05	0.25	0.25	(16.54)	(16.54)
2021	16,519	8.98	9.55	157,757	0.01	0.25	1.45	(8.83)	(7.64)
2020	21,980	9.85	10.49	225,075	0.07	0.25	1.45	1.13	2.34
2019	17,316	9.74	10.25	175,146	3.19	0.25	1.45	7.03	8.24
2018	17,065	9.10	9.47	159,681	2.97	0.25	1.45	(4.21)	(2.97)

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Putnam VT Large Cap Value
2022	26,814	16.49	20.17	498,611	0.01	0.25	1.45	(7.15)	(6.19)
2021	29,504	17.76	21.50	572,924	0.01	0.25	1.45	21.73	23.21
2020	28,435	14.59	17.71	450,261	0.02	0.25	1.45	1.18	2.37
2019	30,937	14.42	17.30	477,535	1.61	0.25	1.45	24.74	26.28
2018	23,471	11.56	13.70	279,469	0.78	0.25	1.45	(12.49)	(11.44)
Putnam VT Multi-Asset Absolute Return
2022	6,879	7.46	7.46	51,360	0.01	0.25	0.25	(2.86)	(2.86)
2021	6,197	7.68	7.68	47,626	—	0.25	0.25	(2.54)	(2.54)
2020	6,093	7.29	8.00	48,012	—	0.25	1.45	(11.42)	(10.31)
2019	6,006	8.23	8.92	52,852	—	0.25	1.45	1.23	2.53
2018	7,113	8.13	8.70	60,578	0.42	0.25	1.45	(11.82)	(10.77)
Putnam VT Small Cap Growth
2022	1,864	12.98	12.98	24,209	—	1.45	1.45	(31.29)	(31.29)
2021	1,816	18.89	18.89	34,323	—	1.45	1.45	8.94	8.94
2020	1,766	17.34	20.90	30,646	—	0.25	1.45	41.90	43.54
2019	946	12.22	14.56	11,559	—	0.25	1.45	31.54	33.09
2018	921	9.29	10.94	8,563	—	0.25	1.45	(17.64)	(16.55)
Rydex VIF Banking
2022	6,985	5.57	10.68	63,966	0.01	1.30	1.45	(20.54)	(20.42)
2021	7,576	7.01	13.42	88,658	0.01	1.30	1.45	27.69	27.92
2020	7,773	4.86	10.51	71,204	0.01	0.25	1.45	(12.49)	(11.48)
2019	13,891	5.49	12.01	107,475	0.90	0.25	1.45	22.80	24.23
2018	18,152	4.43	9.78	105,418	0.44	0.25	1.45	(22.75)	(21.72)
Rydex VIF Basic Materials
2022	8,747	12.54	13.23	128,362	0.01	0.25	1.45	(13.46)	(12.56)
2021	10,116	14.49	15.13	167,338	0.01	0.25	1.45	17.61	19.04
2020	11,375	12.32	15.30	157,561	0.01	0.25	1.45	14.50	15.88
2019	10,908	10.76	13.34	130,075	—	0.25	1.45	16.20	17.52
2018	10,462	9.26	11.47	107,608	0.42	0.25	1.45	(21.06)	(20.08)

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Rydex VIF Biotechnology
2022	11,714	13.08	27.73	172,626	—	0.25	1.45	(16.90)	(16.07)
2021	19,558	15.74	33.04	335,148	—	0.25	1.45	(3.02)	(1.84)
2020	13,913	16.23	34.59	258,822	—	0.25	1.45	16.01	17.41
2019	26,843	13.99	29.46	495,170	—	0.25	1.45	19.27	20.69
2018	30,491	11.73	24.41	513,321	—	0.25	1.45	(13.43)	(12.32)
Rydex VIF Commodities Strategy
2022	40,651	1.87	4.20	91,524	0.06	1.30	1.45	17.61	17.98
2021	53,403	1.59	3.56	97,627	—	1.30	1.45	33.33	33.61
2020	6,363	1.19	2.67	16,965	0.01	0.25	1.45	(26.04)	(25.40)
2019	7,545	1.60	3.61	24,484	1.45	0.25	1.45	10.06	11.50
2018	6,231	1.45	3.28	19,965	4.11	0.25	1.45	(18.99)	(17.82)
Rydex VIF Consumer Products
2022	4,538	12.32	19.34	64,984	0.01	0.25	1.45	(5.01)	(4.07)
2021	4,408	12.97	20.16	65,800	0.01	0.25	1.45	5.79	7.06
2020	5,304	12.26	20.80	81,649	0.01	0.25	1.45	2.85	4.14
2019	8,736	11.92	20.19	125,179	1.05	0.25	1.45	16.98	18.42
2018	13,621	10.19	17.23	187,371	0.47	0.25	1.45	(15.92)	(14.91)
Rydex VIF Dow 2x Strategy (c)
2022	2,971	25.32	29.91	77,669	—	1.30	1.45	(23.80)	(23.76)
2021	3,782	33.21	39.25	134,123	—	1.30	1.45	34.51	34.69
2020	3,694	24.69	29.14	97,390	0.01	0.25	1.45	(2.76)	(1.58)
2019	6,947	25.39	29.93	191,828	0.47	0.25	1.45	41.06	42.77
2018	19,190	18.00	21.18	356,421	0.08	0.25	1.45	(18.00)	(16.99)

(c)	Closed to new investments. See Note 1.

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Rydex VIF Electronics
2022	15,896	10.40	24.18	167,840	—	0.25	1.30	(35.52)	(34.82)
2021	16,309	16.13	37.10	280,981	—	0.25	1.30	32.43	33.84
2020	16,790	12.18	35.26	214,759	—	0.25	1.45	49.15	50.98
2019	25,807	8.15	23.64	304,240	—	0.25	1.45	52.32	54.17
2018	19,869	5.34	15.52	139,895	—	0.25	1.45	(16.51)	(15.47)
Rydex VIF Energy
2022	12,746	5.86	8.36	94,038	0.01	1.30	1.45	41.94	42.23
2021	12,288	4.12	5.89	63,976	0.01	1.30	1.45	44.06	44.36
2020	11,753	2.86	4.08	44,199	0.01	0.25	1.45	(37.14)	(36.35)
2019	9,943	4.55	6.48	64,577	0.22	0.25	1.45	2.02	3.44
2018	9,822	4.46	6.33	62,348	1.47	0.25	1.45	(28.64)	(27.92)
Rydex VIF Energy Services
2022	11,703	1.91	2.29	24,486	—	0.25	1.45	36.43	37.95
2021	11,789	1.40	1.66	18,111	0.00	0.25	1.45	12.00	13.70
2020	12,131	1.25	1.50	16,567	0.01	0.25	1.45	(40.00)	(39.17)
2019	11,880	2.08	2.47	27,044	—	0.25	1.45	(4.59)	(3.14)
2018	11,916	2.18	2.55	28,424	3.87	0.25	1.45	(48.09)	(47.42)
Rydex VIF Europe 1.25x Strategy (c)
2022	4	5.70	5.70	23	—	1.30	1.30	(16.67)	(16.67)
2021	4	6.84	6.84	27	—	1.30	1.30	13.81	13.81
2020	4	5.01	8.66	23	—	0.25	1.45	(4.20)	(3.01)
2019	167	5.17	9.04	1,049	0.05	0.25	1.45	22.83	24.36
2018	6,880	4.17	7.36	50,362	0.01	0.25	1.45	(22.53)	(21.51)

(c)	Closed to new investments. See Note 1.

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Rydex VIF Financial Services
2022	5,506	8.11	8.11	44,633	0.01	1.30	1.30	(21.57)	(21.57)
2021	2,982	10.34	10.34	30,796	0.00	1.30	1.30	29.57	29.57
2020	3,505	7.61	12.35	27,931	0.01	0.25	1.45	(4.49)	(3.22)
2019	12,628	7.88	12.93	111,422	5.70	0.25	1.45	22.56	23.93
2018	11,281	6.37	10.55	72,380	1.73	0.25	1.45	(16.14)	(15.10)
Rydex VIF Government Long Bond 1.2x Strategy (c)
2022	1,234	7.70	7.70	9,528	0.02	1.30	1.30	(43.34)	(43.34)
2021	963	13.59	13.59	13,116	0.00	1.30	1.30	(11.41)	(11.41)
2020	1,477	12.72	17.24	22,607	0.00	0.25	1.45	16.70	18.08
2019	3,498	10.90	14.60	45,881	1.51	0.25	1.45	11.68	13.00
2018	5,343	9.76	12.92	62,682	1.57	0.25	1.45	(9.46)	(8.30)
Rydex VIF Health Care
2022	9,108	16.42	23.12	160,120	—	0.25	1.45	(15.67)	(14.81)
2021	8,932	19.47	27.14	186,265	—	0.25	1.45	13.73	15.05
2020	14,746	17.12	24.24	283,756	—	0.25	1.45	13.45	14.83
2019	28,740	15.09	21.11	500,166	—	0.25	1.45	17.25	18.66
2018	24,326	12.87	17.79	357,892	—	0.25	1.45	(3.16)	(1.98)
Rydex VIF Internet
2022	9,917	12.80	17.06	99,548	—	0.25	1.45	(47.15)	(46.59)
2021	11,173	24.22	31.94	211,502	—	0.25	1.45	(8.81)	(7.71)
2020	11,899	18.40	35.56	251,387	—	0.25	1.45	53.26	55.08
2019	23,438	11.99	22.93	324,562	—	0.25	1.45	19.93	21.45
2018	12,585	9.97	18.88	140,010	—	0.25	1.45	(7.43)	(6.30)

(c)	Closed to new investments. See Note 1.

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Rydex VIF Inverse Dow 2x Strategy
2022	11,220	0.08	0.08	900	—	0.25	0.25	—	—
2021	—	—	—	—	—	—	—	—	—
2020	—	0.07	0.65	—	—	0.25	1.45	(50.00)	(46.15)
2019	—	0.13	1.25	—	—	0.25	1.45	(38.73)	(36.84)
2018	—	0.21	2.04	—	—	0.25	1.45	(4.55)	(2.56)
Rydex VIF Inverse Government Long Bond Strategy (c)
2022	5,710	1.40	2.06	9,156	—	0.25	1.30	40.00	42.07
2021	1,751	1.00	1.45	2,547	—	0.25	1.30	(2.91)	(2.68)
2020	4,679	1.03	3.48	5,603	0.00	0.25	1.45	(24.51)	(23.50)
2019	13,205	1.36	4.61	25,669	—	0.25	1.45	(17.07)	(15.97)
2018	48,574	1.64	5.55	113,082	—	0.25	1.45	(0.89)	0.43
Rydex VIF Inverse Mid-Cap Strategy
2022	2,565	0.70	0.70	1,789	—	0.25	0.25	6.06	6.06
2021	—	—	—	—	—	—	—	—	—
2020	—	0.54	2.60	—	—	0.25	1.45	(28.18)	(27.64)
2019	—	0.75	3.62	—	—	0.25	1.45	(23.79)	(22.64)
2018	—	0.98	4.75	—	—	0.25	1.45	6.03	7.24
Rydex VIF Inverse NASDAQ-100® Strategy
2022	4,488	0.41	0.41	1,843	—	0.25	0.25	32.26	32.26
2021	—	—	—	—	—	—	—	—	—
2020	—	0.25	1.26	—	0.02	0.25	1.45	(40.85)	(39.73)
2019	12,192	0.42	2.13	8,816	0.32	0.25	1.45	(31.15)	(29.91)
2018	20,874	0.61	3.09	36,093	—	0.25	1.45	(7.58)	(5.41)

(c)	Closed to new investments. See Note 1.

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Rydex VIF Inverse Russell 2000® Strategy (c)
2022	3,867	0.40	0.71	2,356	—	0.25	1.30	11.11	12.70
2021	1,378	0.36	0.36	494	—	1.30	1.30	(21.74)	(21.74)
2020	1,417	0.46	2.41	642	0.01	0.25	1.45	(33.79)	(32.77)
2019	1,414	0.69	3.64	976	0.62	0.25	1.45	(24.18)	(23.23)
2018	1,415	0.91	4.79	1,276	—	0.25	1.45	6.21	7.43
Rydex VIF Inverse S&P 500 Strategy (c)
2022	35,169	0.44	0.86	18,295	—	0.25	1.30	10.00	13.16
2021	4,489	0.76	0.76	3,409	—	0.25	0.25	(26.92)	(26.92)
2020	4,365	0.55	2.28	4,533	0.01	0.25	1.45	(28.30)	(27.21)
2019	4,240	0.76	3.18	6,072	0.37	0.25	1.45	(26.22)	(25.38)
2018	21,000	1.03	4.31	25,307	—	0.25	1.45	(0.96)	0.52
Rydex VIF Japan 2x Strategy (c)
2022	4,891	7.26	8.00	39,069	—	1.30	1.45	(45.37)	(45.36)
2021	4,775	13.29	14.64	69,784	—	1.30	1.45	(17.85)	(17.76)
2020	4,652	16.16	17.82	82,722	0.01	0.25	1.45	34.29	35.98
2019	4,532	12.01	13.27	59,992	1.42	0.25	1.45	32.97	34.63
2018	4,851	9.02	9.98	48,286	—	0.25	1.45	(26.29)	(25.42)
Rydex VIF Leisure
2022	3,905	10.47	10.55	41,115	—	1.30	1.45	(30.62)	(30.55)
2021	3,801	15.09	15.19	57,647	—	1.30	1.45	(3.49)	(3.33)
2020	2,717	15.61	18.59	42,745	—	0.25	1.45	15.74	17.14
2019	5,766	13.47	15.87	78,094	0.25	0.25	1.45	23.64	25.16
2018	6,138	10.88	12.68	67,199	0.28	0.25	1.45	(17.23)	(16.25)

(c)	Closed to new investments. See Note 1.

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Rydex VIF Mid-Cap 1.5x Strategy (c)
2022	3,691	15.92	20.18	64,085	—	0.25	1.45	(26.40)	(25.62)
2021	3,595	21.63	27.13	84,735	—	0.25	1.45	29.37	30.94
2020	3,523	16.72	28.67	64,254	0.01	0.25	1.45	5.89	7.09
2019	3,460	15.79	27.05	59,824	1.13	0.25	1.45	30.17	31.83
2018	3,390	12.13	20.74	45,166	0.33	0.25	1.45	(22.94)	(21.99)
Rydex VIF Money Market
2022	681,651	6.21	6.71	3,856,461	0.01	0.25	1.45	(3.45)	(2.51)
2021	439,193	6.37	6.95	2,317,979	—	0.25	1.45	(4.40)	(3.19)
2020	706,568	4.94	7.27	4,161,493	0.00	0.25	1.45	(4.34)	(3.15)
2019	476,604	5.15	7.60	2,744,584	0.94	0.25	1.45	(3.43)	(2.38)
2018	604,055	5.33	7.87	3,568,685	0.63	0.25	1.45	(3.91)	(2.59)
Rydex VIF NASDAQ-100®
2022	6,208	21.75	31.10	161,966	—	0.25	1.45	(36.87)	(36.22)
2021	11,856	34.45	48.76	464,911	—	0.25	1.45	20.03	21.51
2020	10,562	28.70	41.24	343,547	0.00	0.25	1.45	38.65	40.32
2019	21,596	20.70	29.39	481,765	0.21	0.25	1.45	30.93	32.51
2018	44,748	15.81	22.18	771,165	—	0.25	1.45	(6.12)	(4.97)
Rydex VIF NASDAQ-100® 2x Strategy (c)
2022	355	34.66	34.66	12,290	—	1.30	1.30	(62.66)	(62.66)
2021	118	92.82	92.82	10,981	—	1.30	1.30	46.96	46.96
2020	121	63.16	129.48	7,668	0.00	0.25	1.45	78.68	80.81
2019	678	35.30	71.61	24,011	0.07	0.25	1.45	72.64	74.79
2018	15,650	20.41	40.97	419,890	—	0.25	1.45	(13.28)	(12.23)

(c)	Closed to new investments. See Note 1.

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Rydex VIF Nova (c)
2022	1,563	17.85	21.12	30,580	0.00	1.30	1.45	(33.20)	(33.16)
2021	1,639	26.72	31.60	47,681	0.00	1.30	1.45	36.03	36.19
2020	1,718	19.62	23.70	36,521	0.00	0.25	1.45	14.77	16.12
2019	5,315	17.07	20.41	93,116	0.38	0.25	1.45	38.73	40.47
2018	30,067	12.28	14.59	371,077	0.06	0.25	1.45	(14.28)	(13.20)
Rydex VIF Precious Metals
2022	15,141	5.09	8.80	134,986	0.00	0.25	1.45	(14.73)	(13.87)
2021	14,483	10.32	11.04	153,319	0.04	1.30	1.45	(13.13)	(13.00)
2020	13,947	6.72	12.69	169,843	0.04	0.25	1.45	28.43	30.13
2019	31,443	5.18	9.86	231,298	—	0.25	1.45	45.44	47.16
2018	26,697	3.52	6.77	128,818	3.54	0.25	1.45	(20.30)	(19.24)
Rydex VIF Real Estate
2022	5,768	9.14	13.12	70,077	0.01	1.30	1.45	(30.43)	(30.39)
2021	5,854	13.13	18.86	102,900	0.01	1.30	1.45	28.22	28.39
2020	6,842	8.45	14.69	94,607	0.03	0.25	1.45	(9.94)	(8.82)
2019	16,076	9.28	16.28	230,703	2.58	0.25	1.45	19.06	20.51
2018	9,845	7.72	13.66	108,916	0.69	0.25	1.45	(11.41)	(10.33)
Rydex VIF Retailing
2022	3,233	12.33	16.96	49,851	—	0.25	1.45	(29.54)	(28.86)
2021	3,272	17.50	23.84	71,695	—	0.25	1.45	6.84	8.17
2020	1,759	16.38	22.65	38,837	—	0.25	1.45	37.42	39.04
2019	6,013	11.92	16.29	89,188	—	0.25	1.45	19.08	20.49
2018	6,024	10.01	13.52	74,326	0.01	0.25	1.45	(7.49)	(6.31)

(c)	Closed to new investments. See Note 1.

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Rydex VIF Russell 2000® 1.5x Strategy (c)
2022	21	15.64	15.64	328	—	1.30	1.30	(36.24)	(36.24)
2021	24	24.53	24.53	596	—	1.30	1.30	13.99	13.99
2020	249	16.27	21.52	5,368	—	0.25	1.45	14.74	16.15
2019	30	14.18	18.72	564	—	0.25	1.45	29.50	31.09
2018	38,643	10.95	14.43	496,841	—	0.25	1.45	(23.10)	(22.14)
Rydex VIF Russell 2000® 2x Strategy (c)
2022	24	8.66	8.66	204	—	1.30	1.30	(45.36)	(45.36)
2021	23	15.85	15.85	365	—	1.30	1.30	20.44	20.44
2020	22	13.16	17.97	296	0.00	0.25	1.45	12.03	13.40
2019	22	11.72	16.04	257	1.26	0.25	1.45	40.70	42.51
2018	1,266	8.32	11.40	10,527	—	0.25	1.45	(29.41)	(28.61)
Rydex VIF S&P 500 2x Strategy (c)
2022	5,496	20.79	26.07	142,915	—	1.30	1.45	(42.28)	(42.25)
2021	5,396	36.02	45.14	242,629	—	1.30	1.45	51.43	51.60
2020	5,212	23.76	29.81	154,984	0.00	0.25	1.45	12.87	14.29
2019	7,181	21.01	26.41	177,898	—	0.25	1.45	55.44	57.39
2018	15,338	13.50	16.99	246,994	0.05	0.25	1.45	(19.10)	(18.13)
Rydex VIF S&P 500 Pure Growth
2022	7,676	15.15	21.19	133,090	—	0.25	1.45	(31.29)	(30.62)
2021	10,582	22.05	30.54	265,263	—	0.25	1.45	22.03	23.49
2020	15,384	18.07	25.41	327,363	—	0.25	1.45	21.77	23.23
2019	32,263	14.84	20.62	570,178	—	0.25	1.45	21.04	22.59
2018	57,490	12.26	16.82	807,744	—	0.25	1.45	(9.72)	(8.69)

(c)	Closed to new investments. See Note 1.

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Rydex VIF S&P 500 Pure Value
2022	39,792	12.85	14.86	585,927	0.01	0.25	1.45	(6.55)	(5.65)
2021	44,842	13.75	15.75	706,320	0.01	0.25	1.45	26.49	28.15
2020	52,678	10.87	13.36	659,375	0.02	0.25	1.45	(14.48)	(13.49)
2019	57,983	12.71	15.60	867,476	1.10	0.25	1.45	17.90	19.38
2018	33,920	10.78	13.21	433,409	0.54	0.25	1.45	(17.08)	(16.12)
Rydex VIF S&P MidCap 400 Pure Growth
2022	10,976	10.19	16.96	133,344	—	0.25	1.45	(25.84)	(25.09)
2021	11,064	13.74	22.64	183,320	—	0.25	1.45	7.34	8.64
2020	10,815	12.80	21.42	166,838	—	0.25	1.45	24.76	26.30
2019	11,931	10.26	16.96	151,320	—	0.25	1.45	10.44	11.73
2018	14,771	9.29	15.30	178,296	—	0.25	1.45	(18.58)	(17.54)
Rydex VIF S&P MidCap 400 Pure Value
2022	10,948	13.25	15.32	171,694	0.01	0.25	1.45	(9.12)	(8.26)
2021	10,852	14.58	16.70	186,870	0.00	0.25	1.45	25.58	27.09
2020	10,747	11.61	15.37	147,260	0.00	0.25	1.45	2.65	4.00
2019	12,618	11.31	14.95	167,847	—	0.25	1.45	17.08	18.52
2018	12,378	9.66	12.74	138,894	—	0.25	1.45	(22.47)	(21.55)
Rydex VIF S&P SmallCap 600 Pure Growth
2022	1,981	10.36	14.00	28,079	—	0.25	1.45	(32.81)	(32.14)
2021	1,904	15.42	20.63	40,384	—	0.25	1.45	13.97	15.38
2020	2,999	13.53	18.76	55,187	—	0.25	1.45	10.72	12.01
2019	18,337	12.22	16.92	308,758	—	0.25	1.45	7.67	8.97
2018	39,378	11.35	15.69	551,788	—	0.25	1.45	(13.03)	(11.94)
Rydex VIF S&P SmallCap 600 Pure Value
2022	4,167	10.17	12.67	52,062	—	1.30	1.45	(12.07)	(12.02)
2021	3,814	11.56	12.59	54,090	—	0.25	1.45	37.13	38.81
2020	26,329	8.43	10.49	274,108	—	0.25	1.45	(10.03)	(8.98)
2019	27,517	9.37	11.65	316,784	0.07	0.25	1.45	15.39	16.76
2018	24,495	8.12	10.08	206,224	—	0.25	1.45	(24.04)	(23.07)

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Rydex VIF Strengthening Dollar 2x Strategy (c)
2022	6,537	4.41	5.83	30,335	—	0.25	1.30	10.80	11.90
2021	596	3.98	3.98	2,370	—	1.30	1.30	6.42	6.42
2020	679	3.74	8.08	2,539	0.01	0.25	1.45	(17.80)	(16.89)
2019	737	4.55	9.83	3,345	1.42	0.25	1.45	0.10	1.18
2018	2,362	4.54	9.82	10,732	—	0.25	1.45	6.97	8.24
Rydex VIF Technology
2022	163,987	11.91	19.91	2,383,012	—	1.30	1.45	(38.89)	(38.89)
2021	55,385	19.49	32.58	1,244,708	—	1.30	1.45	15.25	15.39
2020	16,443	16.89	30.10	292,837	—	0.25	1.45	42.71	44.50
2019	26,581	11.82	20.83	355,326	—	0.25	1.45	33.67	35.26
2018	10,302	8.83	15.40	121,429	—	0.25	1.45	(5.79)	(4.64)
Rydex VIF Transportation
2022	1,901	12.40	14.91	25,926	—	1.30	1.45	(37.75)	(37.72)
2021	1,861	19.91	23.95	40,788	—	1.30	1.45	16.91	17.00
2020	914	17.03	20.47	18,709	0.00	0.25	1.45	34.41	36.05
2019	85	12.67	15.20	1,279	—	0.25	1.45	16.99	18.36
2018	80	10.83	12.98	1,038	—	0.25	1.45	(23.57)	(22.63)
Rydex VIF Utilities
2022	9,602	9.76	15.15	110,627	0.01	0.25	1.30	(3.17)	(2.13)
2021	7,840	10.08	15.48	93,607	0.02	0.25	1.30	9.68	10.81
2020	7,770	9.19	14.35	83,946	0.02	0.25	1.45	(9.25)	(8.19)
2019	13,536	10.11	15.63	169,233	0.18	0.25	1.45	13.74	15.18
2018	36,676	8.87	13.57	374,003	0.81	0.25	1.45	(0.67)	0.44

(c)	Closed to new investments. See Note 1.

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Rydex VIF Weakening Dollar 2x Strategy (c)
2022	45	2.54	2.54	116	—	1.30	1.30	(22.09)	(22.09)
2021	—	3.26	3.26	—	—	1.30	1.30	(17.47)	(17.47)
2020	4,739	3.95	4.99	18,727	—	0.25	1.45	4.83	6.31
2019	—	3.76	4.76	—	—	0.25	1.45	(8.99)	(7.91)
2018	150	4.13	5.23	620	—	0.25	1.45	(15.37)	(14.51)
T. Rowe Price Blue Chip Growth
2022	32,316	16.31	22.19	637,897	—	0.25	1.45	(41.20)	(40.60)
2021	86,290	27.74	37.36	2,653,543	—	0.25	1.45	12.22	13.56
2020	44,349	24.72	33.52	1,258,793	—	0.25	1.45	28.08	29.62
2019	40,162	19.30	25.86	901,797	—	0.25	1.45	23.96	25.47
2018	41,760	15.57	20.61	719,347	—	0.25	1.45	(2.81)	(1.62)
T. Rowe Price Equity Income
2022	35,440	13.56	17.90	592,138	0.02	0.25	1.45	(7.57)	(6.67)
2021	31,741	14.67	19.18	592,444	0.01	0.25	1.45	19.76	21.24
2020	31,776	12.25	16.12	492,940	0.02	0.25	1.45	(3.47)	(2.30)
2019	35,013	12.69	16.50	547,859	2.11	0.25	1.45	20.51	22.04
2018	42,040	10.53	13.52	526,278	1.72	0.25	1.45	(13.62)	(12.61)
T. Rowe Price Health Sciences
2022	13,069	21.14	36.34	333,603	—	0.25	1.45	(16.31)	(15.45)
2021	12,637	25.26	42.98	384,258	—	0.25	1.45	7.90	9.22
2020	10,866	23.41	39.35	311,311	—	0.25	1.45	23.60	25.12
2019	11,799	18.94	31.45	274,702	—	0.25	1.45	23.07	24.51
2018	24,857	15.39	25.26	461,865	—	0.25	1.45	(3.57)	(2.36)

(c)	Closed to new investments. See Note 1.

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
T. Rowe Price Limited-Term Bond
2022	8,392	7.04	7.38	59,889	0.02	0.25	1.45	(8.69)	(7.75)
2021	8,147	7.71	8.00	63,544	0.01	0.25	1.45	(4.46)	(3.38)
2020	7,899	8.07	8.44	64,292	0.02	0.25	1.45	(0.12)	1.20
2019	8,299	8.08	8.34	67,387	2.18	0.25	1.45	(0.49)	0.72
2018	9,590	8.12	8.28	77,990	1.94	0.25	1.45	(3.45)	(2.24)
Templeton Developing Markets VIP Fund
2022	17,382	13.65	15.69	244,945	0.02	0.25	1.45	(25.39)	(24.50)
2021	28,408	18.08	21.03	456,969	0.01	0.25	1.45	(9.86)	(8.73)
2020	15,929	11.37	23.33	276,201	0.03	0.25	1.45	12.02	13.42
2019	30,311	10.15	20.82	447,122	0.78	0.25	1.45	21.19	22.70
2018	29,602	8.37	17.18	354,878	0.66	0.25	1.45	(19.52)	(18.50)
Templeton Foreign VIP Fund
2022	54,229	7.56	12.13	513,445	0.03	0.25	1.45	(11.68)	(10.55)
2021	54,615	8.01	13.56	583,009	0.02	0.25	1.45	(0.37)	0.82
2020	72,712	8.04	13.77	742,811	0.04	0.25	1.45	(5.52)	(4.31)
2019	28,395	8.51	14.39	375,377	1.73	0.25	1.45	7.57	8.93
2018	27,709	7.91	13.21	337,424	2.78	0.25	1.45	(19.14)	(18.15)
Templeton Global Bond VIP Fund
2022	27,002	6.12	6.86	176,396	—	0.25	1.45	(8.79)	(7.92)
2021	28,679	6.71	7.45	204,921	—	0.25	1.45	(9.20)	(8.02)
2020	28,995	7.39	8.26	226,612	0.07	0.25	1.45	(9.44)	(8.22)
2019	45,131	8.16	9.00	385,706	7.49	0.25	1.45	(2.39)	(1.32)
2018	51,106	8.36	9.12	442,879	—	0.25	1.45	(2.56)	(1.30)
VanEck VIP Global Gold
2022	1,236	8.35	8.35	10,290	—	1.45	1.45	(16.92)	(16.92)
2021	1,202	10.05	10.05	12,051	0.04	1.45	1.45	(17.76)	(17.76)
2020	5,528	11.48	12.22	67,551	0.01	0.25	1.45	32.54	34.22
2019	455	8.56	9.22	4,196	—	0.25	1.45	32.66	34.37
2018	824	6.39	6.95	5,727	2.93	0.25	1.45	(20.21)	(19.35)

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
VanEck VIP Global Resources
2022	17,489	5.33	6.69	95,111	0.02	0.25	1.45	3.56	4.72
2021	17,874	5.09	6.46	92,866	0.00	0.25	1.45	13.53	14.90
2020	16,791	4.43	5.69	74,391	0.01	0.25	1.45	13.80	15.01
2019	17,047	3.86	5.00	65,751	—	0.25	1.45	6.61	7.97
2018	17,289	3.58	4.69	61,867	—	0.25	1.45	(31.53)	(30.67)
Vanguard® VIF Balanced
2022	19,190	11.84	12.96	234,385	0.02	0.25	1.85	(18.18)	(17.03)
2021	18,925	14.47	15.62	281,191	0.02	0.25	1.85	13.40	15.19
2020	18,620	12.76	13.68	242,698	0.02	0.25	1.85	5.37	7.13
2019	8,926	12.11	12.77	109,531	2.70	0.25	1.85	16.67	18.46
2018	8,795	10.38	10.78	92,134	2.87	0.65	1.85	(7.98)	(6.83)
Vanguard® VIF Capital Growth
2022	2,016	15.07	15.07	30,392	0.01	1.85	1.85	(19.28)	(19.28)
2021	3,798	18.67	18.67	70,943	0.01	1.85	1.85	15.75	15.75
2020	1,919	16.13	17.29	30,950	0.01	0.25	1.85	11.86	13.68
2019	1,188	14.42	15.21	17,130	1.09	0.25	1.85	20.57	22.46
2018	1,153	11.96	12.42	13,796	0.90	0.65	1.85	(5.90)	(4.75)
Vanguard® VIF Conservative Allocation
2022	19,643	9.33	10.21	186,269	0.02	0.25	1.85	(18.73)	(17.59)
2021	15,706	11.48	11.48	180,320	0.02	1.85	1.85	0.97	0.97
2020	15,241	11.37	12.19	173,310	0.02	0.25	1.85	6.46	8.16
2019	26,388	10.68	11.27	281,925	2.27	0.25	1.85	10.33	12.03
2018	25,609	9.68	10.06	247,958	1.27	0.65	1.85	(7.63)	(6.42)
Vanguard® VIF Diversified Value
2022	10,914	13.01	14.24	145,444	0.01	0.25	1.85	(15.52)	(14.32)
2021	9,492	15.40	16.62	148,092	—	0.25	1.85	24.29	26.29
2020	—	12.39	13.29	—	—	0.25	1.85	6.44	8.22
2019	—	11.64	12.28	—	—	0.25	1.85	19.75	21.70
2018	—	9.72	10.09	—	—	0.65	1.85	(13.45)	(12.41)

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Vanguard® VIF Equity Income
2022	48,458	14.25	15.60	701,678	0.02	0.25	1.85	(5.19)	(3.82)
2021	46,530	15.03	16.22	707,598	0.02	0.25	1.85	19.38	21.32
2020	42,912	12.59	13.50	544,440	0.02	0.25	1.85	(1.64)	(0.07)
2019	35,639	12.80	13.51	456,182	2.04	0.25	1.85	18.52	20.41
2018	41,017	10.80	11.22	446,396	1.48	0.65	1.85	(10.45)	(9.30)
Vanguard® VIF Equity Index
2022	48,534	14.71	16.10	767,320	0.01	0.25	1.85	(21.92)	(20.81)
2021	43,966	18.84	20.33	877,885	0.01	0.25	1.85	22.50	24.42
2020	34,555	15.38	16.49	554,278	0.01	0.25	1.85	12.59	14.36
2019	13,724	13.66	14.42	196,285	1.55	0.25	1.85	24.98	27.05
2018	20,502	10.93	11.35	231,177	1.86	0.65	1.85	(8.99)	(7.87)
Vanguard® VIF Global Bond Index
2022	1,051	8.02	8.02	8,429	0.03	1.85	1.85	(17.15)	(17.15)
2021	1,021	9.68	9.68	9,885	0.02	1.85	1.85	(6.47)	(6.47)
2020	991	10.35	10.63	10,260	0.02	0.25	1.85	1.67	3.20
2019	963	10.18	10.30	9,809	—	0.25	1.85	1.80	3.00
Vanguard® VIF Growth
2022	13,000	13.73	13.73	178,526	—	1.85	1.85	(36.38)	(36.38)
2021	12,940	21.58	21.58	279,307	0.00	1.85	1.85	12.28	12.28
2020	12,825	19.22	20.61	246,551	0.00	0.25	1.85	36.31	38.51
2019	11,598	14.10	14.88	163,589	0.41	0.25	1.85	27.49	29.50
2018	11,596	11.06	11.49	128,304	—	0.65	1.85	(4.57)	(3.45)
Vanguard® VIF High Yield Bond
2022	16,980	9.26	10.14	163,352	0.05	0.25	1.85	(13.54)	(12.28)
2021	17,217	10.71	11.56	190,749	0.04	0.25	1.85	(1.20)	0.35
2020	14,434	10.84	11.63	159,887	0.04	0.25	1.85	0.65	2.29
2019	1,778	10.77	11.37	19,155	—	0.25	1.85	10.12	12.02
2018	—	9.78	10.15	—	9.38	0.65	1.85	(7.30)	(6.28)

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Vanguard® VIF International
2022	28,047	12.48	13.66	367,815	0.01	0.25	1.85	(33.26)	(32.31)
2021	28,915	18.70	20.18	560,067	0.00	0.25	1.85	(6.22)	(4.72)
2020	27,815	19.94	21.38	567,206	0.01	0.25	1.85	50.04	52.50
2019	26,377	13.29	14.02	353,895	1.44	0.25	1.85	25.02	26.99
2018	30,455	10.63	11.04	326,259	0.90	0.65	1.85	(16.76)	(15.73)
Vanguard® VIF Mid-Cap Index
2022	38,848	12.97	14.20	537,453	0.01	0.25	1.85	(22.52)	(21.42)
2021	40,067	16.74	18.07	709,214	0.01	0.25	1.85	18.47	20.39
2020	37,374	14.13	15.15	551,510	0.01	0.25	1.85	12.41	14.25
2019	30,233	12.57	13.26	393,880	1.35	0.25	1.85	24.70	26.65
2018	27,483	10.08	10.47	285,182	1.01	0.65	1.85	(13.62)	(12.60)
Vanguard® VIF Moderate Allocation
2022	108,911	10.30	11.27	1,215,084	0.02	0.25	1.85	(19.72)	(18.63)
2021	102,005	12.83	13.85	1,399,817	0.00	0.25	1.85	4.82	6.54
2020	15,977	12.24	13.12	198,115	0.02	0.25	1.85	8.32	10.07
2019	26,452	11.30	11.92	306,216	1.70	0.25	1.85	13.91	15.73
2018	13,107	9.92	10.30	131,060	1.95	0.65	1.85	(9.49)	(8.36)
Vanguard® VIF Real Estate Index
2022	5,056	9.83	10.76	51,632	0.01	0.25	1.85	(29.63)	(28.65)
2021	10,088	13.97	15.08	143,170	0.01	0.25	1.85	33.56	35.73
2020	3,667	10.46	11.21	38,917	0.03	0.25	1.85	(9.36)	(7.96)
2019	860	11.54	12.18	10,387	1.02	0.25	1.85	22.64	24.67
2018	4,823	9.41	9.77	46,834	3.13	0.65	1.85	(9.78)	(8.69)
Vanguard® VIF Short Term Investment Grade
2022	45,708	7.83	8.57	371,405	0.03	0.25	1.85	(10.00)	(8.73)
2021	37,674	8.70	9.39	336,499	0.02	0.25	1.85	(5.13)	(3.59)
2020	39,308	9.17	9.83	365,963	0.03	0.25	1.85	0.44	2.08
2019	41,075	9.13	9.63	379,592	3.85	0.25	1.85	0.66	2.34
2018	34,983	9.07	9.41	319,575	1.43	0.65	1.85	(3.72)	(2.59)

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Vanguard® VIF Small Company Growth (c)
2022	4,698	12.23	13.39	58,415	0.00	0.25	1.85	(28.73)	(27.70)
2021	4,593	17.16	18.52	79,926	0.00	0.25	1.85	8.81	10.57
2020	4,482	15.77	16.91	71,474	0.01	0.25	1.85	17.34	19.25
2019	4,373	13.44	14.18	59,289	0.95	0.25	1.85	21.96	23.95
2018	4,847	11.02	11.44	55,094	0.41	0.65	1.85	(11.63)	(10.63)
Vanguard® VIF Total Bond Market Index
2022	134,151	7.46	8.17	1,052,635	0.02	0.25	1.85	(17.20)	(15.95)
2021	128,716	9.01	9.72	1,207,992	0.02	0.25	1.85	(6.34)	(4.89)
2020	116,972	9.62	10.32	1,159,651	0.03	0.25	1.85	2.45	4.14
2019	81,182	9.39	9.91	781,850	2.58	0.25	1.85	3.53	5.20
2018	95,617	9.07	9.42	882,428	1.93	0.65	1.85	(4.93)	(3.68)
Vanguard® VIF Total International Stock Market Index
2022	11,678	9.16	9.67	107,993	0.03	0.25	1.85	(19.86)	(18.74)
2021	12,808	11.43	11.90	147,460	0.02	0.25	1.85	3.44	5.12
2020	9,121	11.05	11.35	100,809	0.02	0.25	1.85	5.84	7.58
2019	3,485	10.44	10.55	36,391	—	0.25	1.85	4.40	5.50
Vanguard® VIF Total Stock Market Index
2022	33,908	14.22	15.56	493,434	0.01	0.25	1.85	(23.22)	(22.16)
2021	37,353	18.52	19.99	700,754	0.01	0.25	1.85	19.64	21.59
2020	76,536	15.48	16.59	1,188,721	0.02	0.25	1.85	14.84	16.67
2019	64,863	13.48	14.22	877,118	1.04	0.25	1.85	24.58	26.51
2018	33,758	10.82	11.24	366,608	1.46	0.65	1.85	(9.83)	(8.77)
Virtus Duff & Phelps Real Estate Securities Series
2022	5,658	11.75	12.55	70,006	0.01	0.25	1.45	(29.17)	(28.41)
2021	5,820	16.59	17.53	100,899	0.01	0.25	1.45	40.12	41.71
2020	6,775	11.84	12.55	83,160	0.01	0.25	1.45	(5.88)	(4.71)
2019	10,833	12.58	13.17	140,268	2.04	0.25	1.45	21.90	23.43
2018	7,383	10.32	10.67	77,348	1.19	0.25	1.45	(10.65)	(9.58)

(c)	Closed to new investments. See Note 1.

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Virtus KAR Small-Cap Growth Series
2022	11,558	22.79	24.94	268,510	—	0.25	1.45	(33.23)	(32.54)
2021	25,408	34.13	36.97	879,849	—	0.25	1.45	0.41	1.62
2020	20,335	33.99	36.84	696,170	—	0.25	1.45	38.34	39.97
2019	20,994	24.57	26.32	518,804	—	0.25	1.45	31.32	32.93
2018	24,794	18.71	19.80	465,669	—	0.25	1.45	6.79	8.08
Virtus Newfleet Multi-Sector Intermediate Bond Series
2022	1,046	8.29	8.29	8,695	0.01	1.45	1.45	(13.28)	(13.28)
2021	6,417	9.56	9.56	61,347	0.03	1.45	1.45	(3.34)	(3.34)
2020	6,228	9.89	10.36	61,591	0.02	0.25	1.45	1.85	3.19
2019	15,829	9.71	10.04	155,623	3.80	0.25	1.45	5.66	6.92
2018	15,361	9.19	9.39	142,050	4.27	0.25	1.45	(6.89)	(5.82)
Virtus SGA International Growth Series
2022	25,077	7.69	7.69	192,874	—	0.25	0.25	(21.21)	(21.21)
2021	26,748	9.76	9.76	261,079	—	0.25	0.25	4.83	4.83
2020	27,929	9.04	9.45	259,986	—	0.25	1.45	18.32	19.62
2019	29,099	7.64	7.90	226,651	0.84	0.25	1.45	13.35	14.83
2018	31,334	6.74	6.88	213,059	3.16	0.25	1.45	(20.33)	(19.34)
Voya MidCap Opportunities Portfolio
2022	3,392	14.49	14.49	49,144	—	1.45	1.45	(28.48)	(28.48)
2021	3,310	20.26	20.26	67,072	—	1.45	1.45	6.74	6.74
2020	3,224	18.98	22.83	61,161	0.00	0.25	1.45	34.42	36.05
2019	3,138	14.12	16.78	44,297	0.10	0.25	1.45	23.32	24.76
2018	3,056	11.45	13.45	34,987	—	0.25	1.45	(11.92)	(10.87)

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
VY CBRE Global Real Estate Portfolio (a)
2022	2,592	8.62	9.64	23,316	0.03	0.25	1.45	(28.35)	(27.63)
2021	2,748	12.03	13.32	34,541	0.03	0.25	1.45	28.12	29.57
2020	2,710	9.39	10.43	26,482	0.05	0.25	1.45	(9.36)	(8.27)
2019	2,712	10.36	11.37	29,068	2.48	0.25	1.45	18.81	20.19
2018	2,755	8.72	9.46	24,807	4.96	0.25	1.45	(12.89)	(11.75)
VY CBRE Real Estate Portfolio (a)
2022	1,720	12.45	12.45	21,422	0.01	0.25	0.25	(29.58)	(29.58)
2021	1,673	17.68	17.68	29,575	0.02	0.25	0.25	46.97	46.97
2020	1,627	10.73	12.22	19,577	—	0.25	1.45	(10.73)	(9.68)
2019	1,721	12.02	13.53	22,960	2.01	0.25	1.45	22.40	23.90
2018	1,670	9.82	10.92	18,023	2.69	0.25	1.45	(11.85)	(10.71)

(a)	Name change. See Note 1.
(1)

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. Average net assets is a simple average of net assets and will not reflect offsetting changes in net assets occurring within a year. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

(2)

These ratios represent the annualized contract expenses of the Account, consisting primarily of administrative and mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to the unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded. The additional fees for the mortality and expense risk charges applied to policies whose contract values are less than $100,000 are excluded from these ratios because they result in reductions of contract owner units, rather than direct reductions to the unit values. See Note 2.

(3)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. The total return is calculated for the period indicated or from the inception date through the end of the reporting period.

(4)	Unit value information is calculated on a daily basis regardless of whether or not the subaccount has contractholders.

Variable Annuity Account A

Notes to Financial Statements (continued)

5. Subsequent Events

The Account has performed an evaluation of subsequent events through the date the financial statements were issued and has determined that no items require recognition or disclosure.